UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Item 1. Reports to Stockholders.

BMO Funds

Semi-Annual Report

February 28, 2014

Equity Funds

BMO Low Volatility Equity Fund

BMO Dividend Income Fund

BMO Large-Cap Value Fund

BMO Large-Cap Growth Fund

BMO Mid-Cap Value Fund

BMO Mid-Cap Growth Fund

BMO Small-Cap Value Fund

BMO Small-Cap Core Fund

BMO Small-Cap Growth Fund

BMO Micro-Cap Fund

International & Global Funds

BMO Global Low Volatility Equity Fund

BMO Pyrford Global Equity Fund

BMO Pyrford Global Strategic Return Fund

BMO Pyrford International Stock Fund

BMO Global Natural Resources Fund

BMO Lloyd George Emerging Markets Equity Fund

BMO TCH Emerging Markets Bond Fund

Fixed Income Funds

BMO Ultra Short Tax-Free Fund

BMO Short Tax-Free Fund

BMO Short-Term Income Fund

BMO Intermediate Tax-Free Fund

BMO Government Income Fund

BMO Short-Intermediate Bond Fund

BMO TCH Corporate Income Fund

BMO TCH Core Plus Bond Fund

BMO Monegy High Yield Bond Fund

BMO Multi-Asset Income Fund

Money Market Funds

BMO Government Money Market Fund

BMO Tax-Free Money Market Fund

BMO Prime Money Market Fund

Financial Information

Expense Example			2

Schedules of Investments:
BMO Low Volatility Equity Fund	4	BMO Lloyd George Emerging Markets Equity Fund	32
BMO Dividend Income Fund	5
BMO Large-Cap Value Fund	7	BMO TCH Emerging Markets Bond Fund	34
BMO Large-Cap Growth Fund	9	BMO Ultra Short Tax-Free Fund	35
BMO Mid-Cap Value Fund	11	BMO Short Tax-Free Fund	39
BMO Mid-Cap Growth Fund	12	BMO Short-Term Income Fund	42
BMO Small-Cap Value Fund	15	BMO Intermediate Tax-Free Fund	46
BMO Small-Cap Core Fund	16	BMO Government Income Fund	51
BMO Small-Cap Growth Fund	19	BMO Short-Intermediate Bond Fund	53
BMO Micro-Cap Fund	21	BMO TCH Corporate Income Fund	55
BMO Global Low Volatility Equity Fund	24	BMO TCH Core Plus Bond Fund	58
BMO Pyrford Global Equity Fund	26	BMO Monegy High Yield Bond Fund	63
BMO Pyrford Global Strategic Return Fund	28	BMO Multi-Asset Income Fund	69
		BMO Government Money Market Fund	70
BMO Pyrford International Stock Fund	30	BMO Tax-Free Money Market Fund	71
BMO Global Natural Resources Fund	31	BMO Prime Money Market Fund	74

Notes to Schedules of Investments			77
Statements of Assets and Liabilities			78
Statements of Operations			84
Statements of Changes in Net Assets			90
Financial Highlights			98
Notes to Financial Statements			106

Shareholder Report Disclosure of Directors’ Approval of Advisory and Sub-Advisory Contracts			129

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2014

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2014 (9/1/13-2/28/14).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor					Institutional
Fund	Beginning account value 9/1/13	Ending account value 2/28/14	Annualized Expense Ratio(1)		Expenses paid during period 9/1/13- 2/28/14(1)	Beginning account value 9/1/13	Ending account value 2/28/14	Annualized Expense Ratio(1)		Expenses paid during period 9/1/13- 2/28/14(1)
Low Volatility Equity Fund
Actual	$1,000.00	$1,115.20	0.90%		$4.72	$1,000.00	$1,116.40	0.65%		$3.41
Hypothetical (5% return before expenses)	1,000.00	1,020.54	0.90		4.50	1,000.00	1,021.78	0.65		3.25
Dividend Income Fund
Actual	1,000.00	1,120.10	0.90		4.73	1,000.00	1,121.30	0.65		3.42
Hypothetical (5% return before expenses)	1,000.00	1,020.54	0.90		4.51	1,000.00	1,021.78	0.65		3.26
Large-Cap Value Fund
Actual	1,000.00	1,166.00	1.22		6.57	1,000.00	1,167.20	0.97		5.23
Hypothetical (5% return before expenses)	1,000.00	1,018.93	1.22		6.12	1,000.00	1,020.17	0.97		4.88
Large-Cap Growth Fund
Actual	1,000.00	1,208.80	1.23		6.74	1,000.00	1,210.10	0.98		5.38
Hypothetical (5% return before expenses)	1,000.00	1,018.89	1.23		6.17	1,000.00	1,020.13	0.98		4.92
Mid-Cap Value Fund
Actual	1,000.00	1,146.90	1.19		6.33	1,000.00	1,149.00	0.94		5.00
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.19		5.95	1,000.00	1,020.34	0.94		4.71
Mid-Cap Growth Fund
Actual	1,000.00	1,167.20	1.20		6.46	1,000.00	1,168.40	0.95		5.12
Hypothetical (5% return before expenses)	1,000.00	1,019.04	1.20		6.02	1,000.00	1,020.28	0.95		4.77
Small-Cap Value Fund
Actual	1,000.00	1,136.90	1.24		6.56	1,000.00	1,138.60	0.99		5.24
Hypothetical (5% return before expenses)	1,000.00	1,018.86	1.24		6.19	1,000.00	1,020.10	0.99		4.95
Small-Cap Core Fund
Actual	1,000.00	1,003.00	1.15	(2)	1.92	1,000.00	1,003.00	0.90	(2)	1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.09	1.15	(2)	1.94	1,000.00	1,023.50	0.90	(2)	1.52
Small-Cap Growth Fund
Actual	1,000.00	1,218.80	1.39		7.64	1,000.00	1,220.00	1.14		6.27
Hypothetical (5% return before expenses)	1,000.00	1,018.11	1.39		6.95	1,000.00	1,019.35	1.14		5.70

Expense Example (Unaudited) (continued)

	Investor					Institutional
Fund	Beginning account value 9/1/13	Ending account value 2/28/14	Annualized Expense Ratio(1)		Expenses paid during period 9/1/13- 2/28/14(1)	Beginning account value 9/1/13	Ending account value 2/28/14	Annualized Expense Ratio(1)		Expenses paid during period 9/1/13- 2/28/14(1)
Micro-Cap Fund
Actual	$1,000.00	$1,141.00	1.35	(3) %	$5.97	$1,000.00	$1,142.00	1.10	(3) %	$4.86
Hypothetical (5% return before expenses)	1,000.00	1,019.43	1.35	(3)	5.63	1,000.00	1,020.46	1.10	(3)	4.59
Global Low Volatility Equity Fund
Actual	1,000.00	1,067.00	1.10	(3)	4.70	1,000.00	1,069.00	0.85	(3)	3.64
Hypothetical (5% return before expenses)	1,000.00	1,020.45	1.10	(3)	4.60	1,000.00	1,021.48	0.85	(3)	3.55
Pyrford Global Equity Fund
Actual	1,000.00	1,000.00	1.15	(2)	1.92	1,000.00	1,000.00	0.90	(2)	1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.08	1.15	(2)	1.94	1,000.00	1,023.50	0.90	(2)	1.52
Pyrford Global Strategic Return Fund
Actual	1,000.00	1,020.90	1.24		6.21	1,000.00	1,022.10	0.99		4.96
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.24		6.21	1,000.00	1,020.09	0.99		4.96
Pyrford International Stock Fund
Actual	1,000.00	1,094.00	1.24		6.44	1,000.00	1,095.90	0.99		5.14
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.24		6.21	1,000.00	1,020.09	0.99		4.96
Global Natural Resources Fund
Actual	1,000.00	999.00	1.24	(2)	2.07	1,000.00	999.00	0.99	(2)	1.65
Hypothetical (5% return before expenses)	1,000.00	1,022.93	1.24	(2)	2.10	1,000.00	1,023.35	0.99	(2)	1.67
Lloyd George Emerging Markets Equity Fund
Actual	1,000.00	997.80	1.40		6.93	1,000.00	999.20	1.15		5.70
Hypothetical (5% return before expenses)	1,000.00	1,018.06	1.40		7.01	1,000.00	1,019.30	1.15		5.76
TCH Emerging Markets Bond Fund
Actual	1,000.00	1,040.60	1.00	(3)	4.22	1,000.00	1,041.90	0.85	(3)	3.59
Hypothetical (5% return before expenses)	1,000.00	1,020.86	1.00	(3)	4.18	1,000.00	1,021.48	0.85	(3)	3.55
Ultra Short Tax-Free Fund
Actual	1,000.00	1,007.30	0.55		2.74	1,000.00	1,007.50	0.30		1.50
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.55		2.76	1,000.00	1,023.51	0.30		1.51
Short Tax-Free Fund
Actual	1,000.00	1,025.00	0.55		2.75	1,000.00	1,025.70	0.40		2.00
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.55		2.75	1,000.00	1,023.02	0.40		2.00
Short-Term Income Fund
Actual	1,000.00	1,011.90	0.60		2.99	1,000.00	1,013.10	0.35		1.75
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.60		3.01	1,000.00	1,023.27	0.35		1.75
Intermediate Tax-Free Fund
Actual	1,000.00	1,046.80	0.55		2.79	1,000.00	1,047.70	0.37		1.86
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.55		2.76	1,000.00	1,023.19	0.37		1.83
Government Income Fund
Actual	1,000.00	1,025.90	0.80		4.02	1,000.00	1,028.30	0.55		2.77
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.80		4.01	1,000.00	1,022.27	0.55		2.76
Short-Intermediate Bond Fund
Actual	1,000.00	1,029.50	0.80		4.03	1,000.00	1,030.80	0.55		2.77
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.80		4.01	1,000.00	1,022.27	0.55		2.76
TCH Corporate Income Fund
Actual	1,000.00	1,061.70	0.59		3.02	1,000.00	1,062.30	0.50		2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.59		2.96	1,000.00	1,022.54	0.50		2.49
TCH Core Plus Bond Fund
Actual	1,000.00	1,043.40	0.59		2.99	1,000.00	1,044.60	0.37		1.90
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.59		2.96	1,000.00	1,023.14	0.37		1.88
Monegy High Yield Bond Fund
Actual	1,000.00	1,061.20	0.90		4.60	1,000.00	1,061.50	0.65		3.32
Hypothetical (5% return before expenses)	1,000.00	1,020.54	0.90		4.51	1,000.00	1,021.78	0.65		3.26
Multi-Asset Income Fund
Actual	1,000.00	1,010.00	0.80	(2)	1.34	1,000.00	1,010.00	0.55	(2)	0.92
Hypothetical (5% return before expenses)	1,000.00	1,023.67	0.80	(2)	1.35	1,000.00	1,024.09	0.55	(2)	0.92
Government Money Market Fund
Actual	1,000.00	1,000.10	0.07		0.33	1,000.00	1,000.00	0.07		0.32
Hypothetical (5% return before expenses)	1,000.00	1,024.68	0.07		0.33	1,000.00	1,024.68	0.07		0.33
Tax-Free Money Market Fund
Actual	1,000.00	1,000.00	0.20		1.01	1,000.00	1,000.10	0.19		0.96
Hypothetical (5% return before expenses)	1,000.00	1,023.99	0.20		1.02	1,000.00	1,024.04	0.19		0.97
Prime Money Market Fund
Actual	1,000.00	1,000.10	0.19		0.93	1,000.00	1,000.10	0.19		0.92
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.19		0.95	1,000.00	1,024.08	0.19		0.93

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2013 through February 28, 2014, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014. The Funds’ class specific expense ratios are multiplied by 61/365 (to reflect the partial period).
(3)	Reflects operations for the period from September 30, 2013 (inception date) to February 28, 2014. The Funds’ class specific expense ratios are multiplied by 151/365 (to reflect the partial period).

February 28, 2014 (Unaudited)

Schedules of Investments

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 97.6%

Consumer Discretionary — 14.9%

Apparel Retail — 2.7%
DSW, Inc., Class A	18,401	$ 708,070
TJX Cos., Inc.	10,710	658,237

		1,366,307

Automotive Retail — 3.0%
AutoZone, Inc. (1)	1,708	919,656
O’Reilly Automotive, Inc. (1)	3,925	592,086

		1,511,742

Department Stores — 0.9%
Kohl’s Corp. (2)	7,895	443,620

General Merchandise Stores — 4.3%
Dollar General Corp. (1)	14,906	892,869
Dollar Tree, Inc. (1)	6,914	378,680
Family Dollar Stores, Inc.	1,797	117,703
Target Corp.	12,220	764,239

		2,153,491

Publishing — 2.2%
John Wiley & Sons, Inc., Class A	12,259	711,390
Morningstar, Inc.	4,468	373,793

		1,085,183

Restaurants — 0.8%
McDonald’s Corp.	4,523	430,363

Specialty Stores — 1.0%
PetSmart, Inc.	7,566	507,376

Total Consumer Discretionary		7,498,082

Consumer Staples — 17.7%

Agricultural Products — 0.6%
Bunge, Ltd.	3,729	296,866

Drug Retail — 0.1%
CVS Caremark Corp.	925	67,654

Food Distributors — 0.2%
Sysco Corp.	2,391	86,124

Food Retail — 1.1%
Kroger Co.	12,960	543,542

Household Products — 3.9%
Church & Dwight Co., Inc.	6,545	444,929
Clorox Co.	5,065	442,073
Kimberly-Clark Corp.	8,448	932,237
Procter & Gamble Co.	1,884	148,196

		1,967,435

Hypermarkets & Super Centers — 2.1%
Costco Wholesale Corp.	2,079	242,827
Wal-Mart Stores, Inc.	11,035	824,315

		1,067,142

Packaged Foods & Meats — 6.1%
ConAgra Foods, Inc.	21,273	604,153
General Mills, Inc.	15,920	796,478
Hershey Co.	7,721	817,036
Kellogg Co.	12,237	742,663
McCormick & Co., Inc.	1,469	97,542

		3,057,872

Soft Drinks — 3.0%
Dr. Pepper Snapple Group, Inc.	14,509	756,064
PepsiCo, Inc.	9,601	768,752

		1,524,816

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Tobacco — 0.6%
Lorillard, Inc.	5,785	$ 283,812

Total Consumer Staples		8,895,263

Energy — 1.0%

Integrated Oil & Gas — 0.7%
Exxon Mobil Corp.	3,726	358,702

Oil & Gas-Refining & Marketing — 0.3%
World Fuel Services Corp.	3,377	152,033

Total Energy		510,735

Financials — 15.9%

Property & Casualty Insurance — 5.2%
Allied World Assurance Co. Holdings AG	8,699	867,464
Axis Capital Holdings, Ltd. (2)	18,466	811,950
Erie Indemnity Co., Class A	2,125	154,232
ProAssurance Corp.	952	43,278
Travelers Cos., Inc.	1,719	144,121
W.R. Berkley Corp.	1,015	41,859
White Mountains Insurance Group, Ltd.	969	561,594

		2,624,498

Regional Banks — 2.7%
BOK Financial Corp.	11,685	756,370
Cullen/Frost Bankers, Inc. (2)	8,322	621,154

		1,377,524

Reinsurance — 6.6%
Everest Re Group, Ltd.	5,740	856,638
PartnerRe, Ltd.	9,059	895,754
RenaissanceRe Holdings, Ltd.	8,457	807,728
Validus Holdings, Ltd.	20,284	746,654

		3,306,774

Residential REIT’s — 1.4%
Home Properties, Inc.	12,059	710,757

Total Financials		8,019,553

Healthcare — 22.2%

Healthcare Distributors — 3.4%
AmerisourceBergen Corp.	14,181	962,181
Cardinal Health, Inc.	1,740	124,462
McKesson Corp.	3,478	615,780

		1,702,423

Healthcare Equipment — 3.1%
Becton, Dickinson and Co.	2,206	254,175
C.R. Bard, Inc.	6,721	968,899
CareFusion Corp. (1)	7,582	307,299

		1,530,373

Healthcare Facilities — 1.3%
VCA Antech, Inc. (1)	20,540	636,124

Healthcare Services — 4.1%
Express Scripts Holding Co. (1)	1,481	111,534
Laboratory Corporation of America Holdings (1)	8,376	783,491
MEDNAX, Inc. (1)	7,914	481,330
Quest Diagnostics, Inc.	13,232	701,296

		2,077,651

Managed Healthcare — 2.9%
Cigna Corp.	6,787	540,177
Humana, Inc.	8,300	933,418

		1,473,595

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals — 7.4%
Eli Lilly & Co.	9,788	$ 583,463
Johnson & Johnson	9,549	879,654
Merck & Co., Inc.	15,609	889,557
Mylan, Inc. (1)	7,686	427,111
Perrigo Co.	2,770	455,499
Pfizer, Inc.	15,795	507,177

		3,742,461

Total Healthcare		11,162,627

Information Technology — 9.8%

Application Software — 1.7%
Synopsys, Inc. (1)	21,666	875,307

Consulting & Other Services — 2.0%
Amdocs, Ltd.	22,359	994,528

Data Processing & Outsourced Services — 1.0%
Alliance Data Systems Corp. (1)	1,827	520,896

Internet Software & Services — 0.4%
VeriSign, Inc. (1)	3,437	189,413

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	1,584	833,564
EMC Corp.	9,184	242,182
Hewlett-Packard Co.	13,071	390,562
NetApp, Inc.	22,091	892,697

		2,359,005

Total Information Technology		4,939,149

Materials — 3.3%

Metal & Glass Containers — 1.6%
Silgan Holdings, Inc.	16,210	781,484

Specialty Chemicals — 1.7%
Sigma-Aldrich Corp.	9,254	873,670

Total Materials		1,655,154

Telecommunication Services — 3.1%

Integrated Telecommunication Services — 2.8%
AT&T, Inc.	18,987	606,255
Verizon Communications, Inc. (2)	16,491	784,642

		1,390,897

Wireless Telecommunication Services — 0.3%
SBA Communications Corp., Class A (1)	1,833	174,446

Total Telecommunication Services		1,565,343

Utilities — 9.7%

Electric Utilities — 6.1%
American Electric Power Co., Inc.	16,155	810,981
Edison International	16,099	843,105
Exelon Corp.	17,398	529,073
Southern Co.	13,887	588,114
Xcel Energy, Inc.	9,979	302,264

		3,073,537

Multi-Utilities — 2.9%
Consolidated Edison, Inc.	11,786	660,605
DTE Energy Co.	11,033	791,728

		1,452,333

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Water Utilities — 0.7%
American Water Works Co., Inc.	8,172	$ 366,433

Total Utilities		4,892,303

Total Common Stocks (identified cost $45,114,018)		49,138,209

Short-Term Investments — 5.1%

Collateral Pool Investments for Securities on Loan — 1.3%

Collateral pool allocation (12)		668,855

Mutual Funds — 3.8%
BMO Prime Money Market Fund, Class I, 0.012% (10)	1,912,352	1,912,352

Total Short-Term Investments (identified cost $2,581,207)		2,581,207

Total Investments — 102.7% (identified cost $47,695,225)		51,719,416
Other Assets and Liabilities — (2.7)%		(1,362,088)

Total Net Assets — 100.0%		$50,357,328

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	14.9%
Consumer Staples	17.7
Energy	1.0
Financials	15.9
Healthcare	22.2
Information Technology	9.8
Materials	3.3
Telecommunication Services	3.1
Utilities	9.7
Other Assets & Liabilities, Net	2.4

Total	100.0%

Dividend Income Fund

Description	Shares	Value
Common Stocks — 97.8%

Consumer Discretionary — 9.7%

Advertising — 0.6%
Omnicom Group, Inc.	8,905	$ 673,930

Automobile Manufacturers — 1.0%
General Motors Co. (1)	29,640	1,072,968

Cable & Satellite — 2.4%
Comcast Corp., Class A (2)	31,275	1,616,604
Time Warner Cable, Inc.	7,065	991,573

		2,608,177

Department Stores — 1.9%
Macy’s, Inc. (2)	34,317	1,985,582

Home Furnishings — 1.4%
Leggett & Platt, Inc. (2)	46,306	1,484,107

Home Improvement Retail — 1.3%
Home Depot, Inc.	16,905	1,386,717

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Publishing — 1.1%
Gannett Co., Inc.	39,998	$ 1,189,941

Total Consumer Discretionary		10,401,422

Consumer Staples — 9.3%

Agricultural Products — 0.5%
Archer-Daniels-Midland Co. (2)	13,020	528,612

Household Products — 1.6%
Kimberly-Clark Corp. (2)	15,577	1,718,922

Hypermarkets & Super Centers — 0.6%
Wal-Mart Stores, Inc. (2)	8,719	651,309

Packaged Foods & Meats — 1.0%
Kraft Foods Group, Inc.	18,829	1,040,679

Soft Drinks — 0.4%
PepsiCo, Inc.	6,216	497,715

Tobacco — 5.2%
Altria Group, Inc.	72,002	2,610,793
Lorillard, Inc. (2)	34,789	1,706,748
Philip Morris International, Inc.	15,217	1,231,208

		5,548,749

Total Consumer Staples		9,985,986

Energy — 10.4%

Integrated Oil & Gas — 4.9%
Chevron Corp.	23,958	2,763,076
Occidental Petroleum Corp.	25,422	2,453,731

		5,216,807

Oil & Gas-Drilling — 1.2%
Ensco PLC	12,344	650,035
Helmerich & Payne, Inc. (2)	6,508	642,665

		1,292,700

Oil & Gas-Exploration & Production — 2.0%
ConocoPhillips	24,487	1,628,385
Marathon Oil Corp. (2)	14,781	495,164

		2,123,549

Oil & Gas-Refining & Marketing — 1.8%
Marathon Petroleum Corp.	15,724	1,320,816
Valero Energy Corp.	13,369	641,445

		1,962,261

Oil & Gas-Storage & Transportation — 0.5%
Spectra Energy Corp. (2)	15,079	562,145

Total Energy		11,157,462

Financials — 15.0%

Asset Management & Custody Banks — 1.3%
Ameriprise Financial, Inc.	8,207	894,481
Invesco, Ltd. (2)	15,431	529,283

		1,423,764

Consumer Finance — 4.4%
Capital One Financial Corp.	12,296	902,895
Discover Financial Services	23,473	1,346,881
SLM Corp.	100,456	2,404,917

		4,654,693

Diversified Banks — 4.1%
U.S. Bancorp (2)	25,314	1,041,418
Wells Fargo & Co.	71,325	3,310,907

		4,352,325

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Other Diversified Financial Services — 2.7%
JPMorgan Chase & Co.	50,520	$ 2,870,546

Property & Casualty Insurance — 1.0%
ACE, Ltd. (2)	11,238	1,099,863

Regional Banks — 1.0%
Fifth Third Bancorp (2)	51,627	1,120,048

Retail REIT’s — 0.5%
Kimco Realty Corp. (2)	23,358	519,949

Total Financials		16,041,188

Healthcare — 14.3%

Biotechnology — 0.6%
Amgen, Inc. (2)	5,149	638,579

Healthcare Distributors — 0.5%
Cardinal Health, Inc.	7,978	570,666

Healthcare Equipment — 1.0%
Medtronic, Inc.	17,074	1,011,805

Pharmaceuticals — 12.2%
AbbVie, Inc. (2)	27,069	1,378,083
Bristol-Myers Squibb Co. (2)	19,159	1,030,179
Eli Lilly & Co. (2)	27,916	1,664,073
Johnson & Johnson	27,043	2,491,201
Merck & Co., Inc.	55,628	3,170,240
Pfizer, Inc.	104,219	3,346,472

		13,080,248

Total Healthcare		15,301,298

Industrials — 9.6%

Aerospace & Defense — 5.2%
Boeing Co. (2)	12,840	1,655,333
General Dynamics Corp. (2)	5,556	608,604
Honeywell International, Inc.	10,177	961,116
Lockheed Martin Corp.	14,574	2,365,360

		5,590,413

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	6,630	634,955

Industrial Conglomerates — 2.8%
General Electric Co. (2)	115,139	2,932,590

Railroads — 1.0%
Norfolk Southern Corp. (2)	11,985	1,101,542

Total Industrials		10,259,500

Information Technology — 14.8%

Communications Equipment — 2.0%
Cisco Systems, Inc.	97,974	2,135,833

Data Processing & Outsourced Services — 0.5%
Western Union Co.	32,911	550,601

Semiconductor Equipment — 1.8%
KLA-Tencor Corp. (2)	29,313	1,909,742

Semiconductors — 1.5%
Intel Corp. (2)	64,678	1,601,427

Systems Software — 3.8%
CA, Inc.	41,368	1,385,828
Microsoft Corp.	45,587	1,746,438
Symantec Corp.	42,364	909,979

		4,042,245

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	4,944	2,601,731
Hewlett-Packard Co.	18,842	562,999

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. (2)	18,211	$ 735,906
Seagate Technology PLC (2)	32,063	1,673,368

		5,574,004

Total Information Technology		15,813,852

Materials — 5.1%

Commodity Chemicals — 2.5%
LyondellBasell Industries NV	30,934	2,724,667

Diversified Chemicals — 0.5%
E.I. du Pont de Nemours & Co. (2)	8,150	542,953

Paper Products — 1.6%
International Paper Co. (2)	33,919	1,658,300

Specialty Chemicals — 0.5%
PPG Industries, Inc.	2,737	541,433

Total Materials		5,467,353

Telecommunication Services — 3.9%

Integrated Telecommunication Services — 3.9%
AT&T, Inc. (2)	69,022	2,203,873
Verizon Communications, Inc. (2)	42,197	2,007,733

Total Telecommunication Services		4,211,606

Utilities — 5.7%

Electric Utilities — 4.4%
American Electric Power Co., Inc. (2)	44,067	2,212,163
Pinnacle West Capital Corp. (2)	24,967	1,389,414
PPL Corp.	35,505	1,146,457

		4,748,034

Multi-Utilities — 1.3%
CMS Energy Corp. (2)	47,438	1,348,662

Total Utilities		6,096,696

Total Common Stocks (identified cost $84,730,844)		104,736,363

Short-Term Investments — 38.4%

Collateral Pool Investments for Securities on Loan — 34.8%

Collateral pool allocation (12)		37,222,446

Mutual Funds — 3.6%
BMO Prime Money Market Fund, Class I, 0.012% (10)	3,906,899	3,906,899

Total Short-Term Investments (identified cost $41,129,345)		41,129,345

Total Investments — 136.2% (identified cost $125,860,189)		145,865,708
Other Assets and Liabilities — (36.2)%		(38,797,714)

Total Net Assets — 100.0%		$107,067,994

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	9.7%
Consumer Staples	9.3
Energy	10.4
Financials	15.0
Healthcare	14.3
Industrials	9.6
Information Technology	14.8
Materials	5.1
Telecommunication Services	3.9
Utilities	5.7
Other Assets & Liabilities, Net	2.2

Total	100.0%

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 97.9%

Consumer Discretionary — 9.0%

Auto Parts & Equipment — 2.5%
Delphi Automotive PLC	38,769	$ 2,580,852
Lear Corp.	39,849	3,235,739

		5,816,591

Automotive Retail — 0.3%
O’Reilly Automotive, Inc. (1)(2)	3,999	603,249

Cable & Satellite — 3.4%
Comcast Corp., Class A (2)	66,712	3,448,343
DIRECTV Group, Inc., Class A (1)(2)	57,649	4,473,563

		7,921,906

Department Stores — 2.0%
Macy’s, Inc. (2)	80,481	4,656,631

Specialty Stores — 0.8%
GNC Holdings, Inc., Class A	36,710	1,707,749

Total Consumer Discretionary		20,706,126

Consumer Staples — 6.5%

Drug Retail — 2.4%
CVS Caremark Corp. (2)	74,281	5,432,912

Food Retail — 1.7%
Kroger Co. (2)	95,698	4,013,574

Hypermarkets & Super Centers — 0.7%
Wal-Mart Stores, Inc. (2)	22,133	1,653,335

Packaged Foods & Meats — 1.7%
Tyson Foods, Inc., Class A	99,619	3,929,970

Total Consumer Staples		15,029,791

Energy — 13.6%

Integrated Oil & Gas — 7.5%
Chevron Corp.	71,533	8,249,901
Exxon Mobil Corp. (2)	94,398	9,087,695

		17,337,596

Oil & Gas-Drilling — 2.1%
Helmerich & Payne, Inc. (2)	49,246	4,863,043

Oil & Gas-Equipment & Services — 1.5%
Halliburton Co.	58,667	3,344,019

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration & Production — 0.7%
EOG Resources, Inc.	4,854	$ 919,445
Marathon Oil Corp.	23,888	800,248

		1,719,693

Oil & Gas-Refining & Marketing — 1.8%
Marathon Petroleum Corp.	49,355	4,145,820

Total Energy		31,410,171

Financials — 27.7%

Asset Management & Custody Banks — 1.9%
Ameriprise Financial, Inc.	39,437	4,298,239

Consumer Finance — 3.7%
Capital One Financial Corp.	46,717	3,430,429
Discover Financial Services	90,573	5,197,079

		8,627,508

Diversified Banks — 4.5%
U.S. Bancorp (2)	32,415	1,333,553
Wells Fargo & Co.	195,575	9,078,592

		10,412,145

Life & Health Insurance — 1.5%
Unum Group	101,099	3,516,223

Multi-line Insurance — 2.0%
American Financial Group, Inc. (2)	35,445	2,026,036
Assurant, Inc. (2)	39,735	2,607,808

		4,633,844

Multi-Sector Holdings — 2.0%
Berkshire Hathaway, Inc., Class B (1)	40,634	4,704,605

Office REIT’s — 0.7%
Boston Properties, Inc., REIT (2)	15,324	1,722,877

Other Diversified Financial Services — 2.7%
JPMorgan Chase & Co.	110,204	6,261,791

Property & Casualty Insurance — 2.7%
Axis Capital Holdings, Ltd. (2)	39,266	1,726,526
Travelers Cos., Inc.	52,638	4,413,170

		6,139,696

Regional Banks — 4.3%
Fifth Third Bancorp (2)	203,082	4,405,864
Huntington Bancshares, Inc.	214,075	2,040,135
PNC Financial Services Group, Inc.	43,008	3,517,194

		9,963,193

Reinsurance — 1.2%
Everest Re Group, Ltd. (2)	18,517	2,763,477

Specialized Finance — 0.5%
Moody’s Corp.	13,519	1,068,001

Total Financials		64,111,599

Healthcare — 14.0%

Biotechnology — 2.5%
Amgen, Inc. (2)	20,786	2,577,880
United Therapeutics Corp. (1)(2)	30,532	3,096,555

		5,674,435

Healthcare Distributors — 1.6%
McKesson Corp.	21,281	3,767,801

Healthcare Equipment — 1.9%
Medtronic, Inc. (2)	76,120	4,510,871

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Facilities — 0.3%
HealthSouth Corp. (2)	23,380	$ 764,058

Healthcare Services — 1.0%
Omnicare, Inc.	40,059	2,359,475

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	23,365	2,909,877

Pharmaceuticals — 5.4%
Jazz Pharmaceuticals PLC (1)(2)	16,333	2,481,718
Mylan, Inc. (1)(2)	88,767	4,932,782
Pfizer, Inc.	154,933	4,974,899

		12,389,399

Total Healthcare		32,375,916

Industrials — 9.0%

Aerospace & Defense — 4.4%
Boeing Co. (2)	22,755	2,933,575
Exelis, Inc.	47,599	972,447
Northrop Grumman Corp.	20,641	2,498,180
Raytheon Co.	38,021	3,722,636

		10,126,838

Airlines — 2.5%
Alaska Air Group, Inc.	16,634	1,441,170
Southwest Airlines Co.	198,951	4,464,460

		5,905,630

Diversified Support Services — 0.4%
Cintas Corp. (2)	15,065	913,843

Heavy Electrical Equipment — 0.3%
Babcock & Wilcox Co.	22,877	754,026

Human Resource & Employment Services — 0.9%
ManpowerGroup, Inc.	26,836	2,097,502

Industrial Conglomerates — 0.5%
Danaher Corp.	14,278	1,092,124

Total Industrials		20,889,963

Information Technology — 11.1%

Communications Equipment — 1.7%
Brocade Communications Systems, Inc. (1)	217,158	2,078,202
Cisco Systems, Inc.	87,704	1,911,947

		3,990,149

Consulting & Other Services — 0.7%
Amdocs, Ltd.	34,024	1,513,388

Data Processing & Outsourced Services — 2.9%
Alliance Data Systems Corp. (1)(2)	15,950	4,547,505
DST Systems, Inc.	13,342	1,253,881
Global Payments, Inc. (2)	13,189	927,582

		6,728,968

Semiconductors — 0.4%
Skyworks Solutions, Inc. (1)(2)	28,937	1,026,106

Systems Software — 0.9%
CA, Inc.	31,033	1,039,605
Microsoft Corp.	24,777	949,207

		1,988,812

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	10,677	5,618,665
Hewlett-Packard Co.	46,271	1,382,577
NetApp, Inc. (2)	86,534	3,496,839

		10,498,081

Total Information Technology		25,745,504

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials — 2.8%

Commodity Chemicals — 0.4%
LyondellBasell Industries NV	9,719	$ 856,050

Fertilizers & Agricultural Chemicals — 2.1%
CF Industries Holdings, Inc.	19,109	4,794,448

Paper Packaging — 0.3%
Graphic Packaging Holding Co. (1)(2)	71,442	731,566

Total Materials		6,382,064

Utilities — 4.2%

Electric Utilities — 2.0%
American Electric Power Co., Inc. (2)	78,399	3,935,630
Pinnacle West Capital Corp. (2)	10,629	591,504

		4,527,134

Gas Utilities — 0.5%
UGI Corp.	24,847	1,110,412

Independent Power Producers & Energy Traders — 1.7%
AES Corp. (2)	288,744	3,941,356

Total Utilities		9,578,902

Total Common Stocks (identified cost $170,491,651)		226,230,036

Short-Term Investments — 34.0%

Collateral Pool Investments for Securities on Loan — 31.8%

Collateral pool allocation (12)		73,427,417

Mutual Funds — 2.2%
BMO Prime Money Market Fund, Class I, 0.012% (10)	5,128,992	5,128,992

Total Short-Term Investments (identified cost $78,556,409)		78,556,409

Total Investments — 131.9% (identified cost $249,048,060)		304,786,445
Other Assets and Liabilities — (31.9)%		(73,684,583)

Total Net Assets — 100.0%		$231,101,862

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	9.0%
Consumer Staples	6.5
Energy	13.6
Financials	27.7
Healthcare	14.0
Industrials	9.0
Information Technology	11.1
Materials	2.8
Utilities	4.2
Other Assets & Liabilities, Net	2.1

Total	100.0%

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.8%

Consumer Discretionary — 16.4%

Apparel, Accessories & Luxury Goods — 1.9%
Hanesbrands, Inc.	57,010	$ 4,177,693

Auto Parts & Equipment — 3.2%
Lear Corp.	41,536	3,372,723
Magna International, Inc. (2)	41,815	3,726,553

		7,099,276

Automotive Retail — 1.1%
O’Reilly Automotive, Inc. (1)(2)	16,196	2,443,167

Broadcasting — 0.5%
Scripps Networks Interactive, Inc., Class A	15,032	1,221,200

Cable & Satellite — 4.4%
AMC Networks, Inc., Class A (1)(2)	47,182	3,586,776
Comcast Corp., Class A (2)	108,827	5,625,267
Sirius XM Holdings, Inc. (1)	137,444	496,173

		9,708,216

Internet Retail — 3.5%
HomeAway, Inc. (1)(2)	38,562	1,768,839
Priceline.com, Inc. (1)	4,402	5,937,594

		7,706,433

Restaurants — 0.8%
Starbucks Corp.	25,386	1,801,390

Specialized Consumer Services — 1.0%
Sotheby’s (2)	50,108	2,355,577

Total Consumer Discretionary		36,512,952

Consumer Staples — 7.8%

Agricultural Products — 1.7%
Archer-Daniels-Midland Co. (2)	93,440	3,793,664

Distillers & Vintners — 2.5%
Constellation Brands, Inc., Class A (1)(2)	41,318	3,347,997
Diageo PLC, ADR	17,100	2,149,641

		5,497,638

Drug Retail — 0.9%
CVS Caremark Corp.	28,867	2,111,332

Household Products — 1.0%
Church & Dwight Co., Inc. (2)	32,420	2,203,912

Soft Drinks — 1.7%
Coca-Cola Co.	28,047	1,071,395
PepsiCo, Inc.	33,393	2,673,778

		3,745,173

Total Consumer Staples		17,351,719

Energy — 1.6%

Oil & Gas-Equipment & Services — 1.6%
Dril-Quip, Inc. (1)	33,748	3,629,935

Financials — 8.5%

Asset Management & Custody Banks — 2.3%
Affiliated Managers Group, Inc. (1)(2)	20,099	3,779,617
Ameriprise Financial, Inc.	13,179	1,436,379

		5,215,996

Diversified Banks — 1.0%
Wells Fargo & Co.	45,329	2,104,172

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Life & Health Insurance — 2.8%
Aflac, Inc. (2)	52,084	$ 3,337,543
Prudential Financial, Inc.	34,590	2,925,622

		6,263,165

Property & Casualty Insurance — 0.4%
Axis Capital Holdings, Ltd. (2)	17,655	776,291

Regional Banks — 2.0%
Signature Bank (1)(2)	34,038	4,456,595

Total Financials		18,816,219

Healthcare — 12.7%

Biotechnology — 7.3%
Amgen, Inc. (2)	21,461	2,661,593
Celgene Corp. (1)(2)	32,813	5,274,690
Gilead Sciences, Inc. (1)(2)	54,106	4,479,436
United Therapeutics Corp. (1)(2)	37,236	3,776,475

		16,192,194

Healthcare Distributors — 2.2%
McKesson Corp.	27,264	4,827,091

Healthcare Services — 0.2%
MEDNAX, Inc. (1)(2)	9,763	593,786

Pharmaceuticals — 3.0%
Jazz Pharmaceuticals PLC (1)(2)	27,244	4,139,589
Johnson & Johnson	27,815	2,562,318

		6,701,907

Total Healthcare		28,314,978

Industrials — 13.4%

Aerospace & Defense — 2.9%
B/E Aerospace, Inc. (1)	6,090	513,083
Boeing Co. (2)	46,247	5,962,163

		6,475,246

Airlines — 1.5%
Southwest Airlines Co.	148,526	3,332,923

Construction & Farm Machinery & Heavy Trucks — 2.0%
Wabtec Corp. (2)	56,461	4,481,309

Electrical Components & Equipment — 2.9%
AMETEK, Inc.	48,646	2,589,913
Roper Industries, Inc.	28,134	3,815,533

		6,405,446

Industrial Machinery — 1.9%
IDEX Corp. (2)	55,766	4,186,354

Railroads — 2.2%
Union Pacific Corp.	27,055	4,880,181

Total Industrials		29,761,459

Information Technology — 29.7%

Application Software — 1.1%
Synopsys, Inc. (1)	57,552	2,325,101

Communications Equipment — 3.0%
QUALCOMM, Inc.	88,660	6,675,211

Consulting & Other Services — 1.0%
Cognizant Technology Solutions Corp., Class A (1)	20,545	2,137,913

Data Processing & Outsourced Services — 6.7%
Alliance Data Systems Corp. (1)(2)	17,417	4,965,761

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Data Processing & Outsourced Services (continued)
FleetCor Technologies, Inc. (1)(2)	31,261	$ 4,061,742
MasterCard, Inc., Class A	75,707	5,883,948

		14,911,451

Internet Software & Services — 7.5%
eBay, Inc. (1)(2)	23,995	1,410,186
Google, Inc., Class A (1)	9,676	11,762,629
VeriSign, Inc. (1)(2)	64,960	3,579,946

		16,752,761

Systems Software — 5.3%
Check Point Software Technologies, Ltd. (1)(2)	53,645	3,616,746
MICROS Systems, Inc. (1)	12,939	718,244
Microsoft Corp.	149,082	5,711,331
Oracle Corp. (2)	46,563	1,821,079

		11,867,400

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	17,756	9,343,917
NetApp, Inc. (2)	50,965	2,059,496
		11,403,413

Total Information Technology		66,073,250

Materials — 4.0%

Fertilizers & Agricultural Chemicals — 1.9%
CF Industries Holdings, Inc.	6,460	1,620,814
Scotts Miracle-Gro Co., Class A (2)	44,241	2,526,604

		4,147,418

Paper Packaging — 2.1%
Packaging Corp. of America	64,833	4,725,677

Total Materials		8,873,095

Telecommunication Services — 3.7%

Integrated Telecommunication Services — 2.0%
Verizon Communications, Inc. (2)	92,862	4,418,374

Wireless Telecommunication Services — 1.7%
SBA Communications Corp., Class A (1)(2)	41,338	3,934,137

Total Telecommunication Services		8,352,511

Total Common Stocks (identified cost $153,359,432)		217,686,118

Short-Term Investments — 42.7%

Collateral Pool Investments for Securities on Loan — 40.8%

Collateral pool allocation (12)		90,964,220

Mutual Funds — 1.9%
BMO Prime Money Market Fund, Class I, 0.012% (10)	4,149,745	4,149,745

Total Short-Term Investments (identified cost $95,113,965)		95,113,965

Total Investments — 140.5% (identified cost $248,473,397)		312,800,083
Other Assets and Liabilities — (40.5)%		(90,217,950)

Total Net Assets — 100.0%		$222,582,133

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund (continued)

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	16.4%
Consumer Staples	7.8
Energy	1.6
Financials	8.5
Healthcare	12.7
Industrials	13.4
Information Technology	29.7
Materials	4.0
Telecommunication Services	3.7
Other Assets & Liabilities, Net	2.2

Total	100.0%

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 96.7%

Consumer Discretionary — 13.5%

Advertising — 1.3%
The Interpublic Group of Cos., Inc.	237,900	$ 4,215,588

Apparel Retail — 1.1%
Guess?, Inc. (2)	110,750	3,360,155

Auto Parts & Equipment — 2.3%
Visteon Corp. (1)	87,749	7,320,899

Automotive Retail — 1.7%
Advance Auto Parts, Inc.	43,452	5,534,047

Catalog Retail — 1.7%
Liberty Interactive Corp. (1)(2)	189,100	5,521,720

Department Stores — 1.7%
Kohl’s Corp. (2)	98,200	5,517,858

Homebuilding — 1.9%
Lennar Corp., Class A (2)	77,700	3,409,476
TRI Pointe Homes, Inc. (1)(2)	149,200	2,718,424

		6,127,900

Leisure Products — 0.8%
Hasbro, Inc. (2)	47,300	2,609,068

Specialty Stores — 1.0%
Staples, Inc. (2)	238,600	3,242,574

Total Consumer Discretionary		43,449,809

Consumer Staples — 4.0%

Agricultural Products — 1.6%
Darling International, Inc. (1)(2)	246,500	4,974,370

Food Retail — 1.5%
Kroger Co. (2)	117,600	4,932,144

Household Products — 0.9%
Energizer Holdings, Inc. (2)	30,100	2,929,934

Total Consumer Staples		12,836,448

Energy — 9.0%

Coal & Consumable Fuels — 1.3%
Consol Energy, Inc. (2)	108,000	4,330,800

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Drilling — 1.0%
Helmerich & Payne, Inc. (2)	33,440	$ 3,302,200

Oil & Gas-Equipment & Services — 1.5%
Tidewater, Inc.	96,300	4,691,736

Oil & Gas-Exploration & Production — 5.2%
Cimarex Energy Co.	44,700	5,172,237
Newfield Exploration Co. (1)	211,800	5,970,642
QEP Resources, Inc. (2)	189,000	5,467,770

		16,610,649

Total Energy		28,935,385

Financials — 23.2%

Asset Management & Custody Banks — 3.1%
Ameriprise Financial, Inc.	44,400	4,839,156
Invesco, Ltd. (2)	146,950	5,040,385

		9,879,541

Consumer Finance — 2.2%
Discover Financial Services	124,870	7,165,041

Life & Health Insurance — 1.7%
Lincoln National Corp. (2)	109,900	5,509,287

Property & Casualty Insurance — 1.4%
Axis Capital Holdings, Ltd. (2)	103,100	4,533,307

Real Estate Operating Companies — 1.6%
Forest City Enterprises, Inc., Class A (1)(2)	254,250	4,952,790

Regional Banks — 7.6%
East West Bancorp, Inc.	151,400	5,403,466
Fifth Third Bancorp (2)	336,510	7,300,584
Huntington Bancshares, Inc.	658,900	6,279,317
Regions Financial Corp.	517,700	5,508,328

		24,491,695

Reinsurance — 3.0%
PartnerRe, Ltd. (2)	46,600	4,607,808
Reinsurance Group of America, Inc. (2)	66,300	5,104,437

		9,712,245

Residential REIT’s — 1.3%
UDR, Inc. (2)	156,500	4,039,265

Retail REIT’s — 1.3%
The Macerich Co. (2)	66,900	4,022,697

Total Financials		74,305,868

Healthcare — 6.7%

Healthcare Distributors — 1.9%
AmerisourceBergen Corp. (2)	90,100	6,113,285

Life Sciences Tools & Services — 1.9%
Bruker Corp. (1)(2)	257,650	5,858,961

Managed Healthcare — 1.6%
Cigna Corp.	65,060	5,178,125

Pharmaceuticals — 1.3%
Mallinckrodt PLC (1)(2)	61,900	4,190,011

Total Healthcare		21,340,382

Industrials — 11.4%

Aerospace & Defense — 2.4%
L-3 Communications Holdings, Inc.	35,300	4,073,620
Spirit Aerosystems Holdings, Inc., Class A (1)(2)	129,200	3,724,836

		7,798,456

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Construction & Engineering — 3.2%
Fluor Corp.	73,100	$ 5,679,139
URS Corp. (2)	96,500	4,487,250

		10,166,389

Construction & Farm Machinery & Heavy Trucks — 1.4%
AGCO Corp. (2)	84,900	4,455,552

Electrical Components & Equipment — 1.6%
Regal-Beloit Corp.	68,700	5,062,503

Industrial Machinery — 2.8%
Dover Corp.	47,200	4,450,960
Parker-Hannifin Corp.	37,300	4,496,515

		8,947,475

Total Industrials		36,430,375

Information Technology — 15.6%

Communications Equipment — 1.2%
InterDigital, Inc. (2)	126,400	3,855,200

Consulting & Other Services — 1.9%
Teradata Corp. (1)(2)	129,900	5,965,008

Data Processing & Outsourced Services — 0.9%
Western Union Co.	173,700	2,906,001

Home Entertainment Software — 1.0%
Electronic Arts, Inc. (1)(2)	117,600	3,362,184

Semiconductors — 2.1%
Broadcom Corp., Class A (2)	222,580	6,615,078

Systems Software — 3.0%
Check Point Software Technologies, Ltd. (1)(2)	70,340	4,742,323
Symantec Corp.	226,700	4,869,516

		9,611,839

Technology Distributors — 2.1%
Avnet, Inc.	77,900	3,390,987
Ingram Micro, Inc. (1)	110,970	3,268,066

		6,659,053

Technology Hardware, Storage & Peripherals — 3.4%
NetApp, Inc. (2)	149,600	6,045,336
Western Digital Corp.	56,300	4,897,537

		10,942,873

Total Information Technology		49,917,236

Materials — 9.7%

Metal & Glass Containers — 3.5%
Ball Corp.	59,500	3,305,820
Berry Plastics Group, Inc. (1)(2)	326,550	7,944,961

		11,250,781

Paper Products — 1.5%
International Paper Co.	98,500	4,815,665

Specialty Chemicals — 3.2%
Ashland, Inc.	46,330	4,372,162
W.R. Grace & Co. (1)(2)	57,150	5,791,581

		10,163,743

Steel — 1.5%
Reliance Steel & Aluminum Co.	69,500	4,814,960

Total Materials		31,045,149

Description	Shares	Value
Common Stocks (continued)

Telecommunication Services — 0.8%

Integrated Telecommunication Services — 0.8%
CenturyLink, Inc.	87,246	$ 2,727,310

Utilities — 2.8%

Electric Utilities — 2.8%
Edison International (2)	94,300	4,938,491
Great Plains Energy, Inc.	156,300	4,106,001

Total Utilities		9,044,492

Total Common Stocks (identified cost $223,003,928)		310,032,454

Short-Term Investments — 44.9%

Collateral Pool Investments for Securities on Loan — 41.6%

Collateral pool allocation (12)		133,458,534

Mutual Funds — 3.3%
BMO Prime Money Market Fund, Class I, 0.012% (10)	10,589,786	10,589,786

Total Short-Term Investments (identified cost $144,048,320)		144,048,320

Total Investments — 141.6% (identified cost $367,052,248)		454,080,774
Other Assets and Liabilities — (41.6)%		(133,431,036)

Total Net Assets — 100.0%		$320,649,738

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	13.5%
Consumer Staples	4.0
Energy	9.0
Financials	23.2
Healthcare	6.7
Industrials	11.4
Information Technology	15.6
Materials	9.7
Telecommunication Services	0.8
Utilities	2.8
Other Assets & Liabilities, Net	3.3

Total	100.0%

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.6%

Consumer Discretionary — 24.1%

Apparel Retail — 0.8%
Urban Outfitters, Inc. (1)(2)	60,100	$2,250,144

Apparel, Accessories & Luxury Goods — 1.7%
Ralph Lauren Corp.	12,700	2,045,716
VF Corp.	44,400	2,601,396

		4,647,112

Auto Parts & Equipment — 1.1%
BorgWarner, Inc. (2)	47,600	2,925,020

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Automotive Retail — 2.5%
Advance Auto Parts, Inc.	26,000	$ 3,311,360
O’Reilly Automotive, Inc. (1)(2)	22,070	3,329,260

		6,640,620

Broadcasting — 2.1%
Discovery Communications, Inc., Class A (1)(2)	38,500	3,207,820
Sinclair Broadcast Group, Inc., Class A	84,000	2,488,080

		5,695,900

Cable & Satellite — 0.9%
Sirius XM Holdings, Inc. (1)(2)	693,200	2,502,452

Casinos & Gaming — 1.0%
MGM Resorts International (1)(2)	102,000	2,810,100

Department Stores — 1.1%
Macy’s, Inc. (2)	49,100	2,840,926

Distributors — 1.6%
LKQ Corp. (1)	155,000	4,322,950

General Merchandise Stores — 0.9%
Dollar Tree, Inc. (1)	42,500	2,327,725

Homebuilding — 2.2%
Lennar Corp., Class A (2)	58,000	2,545,040
TRI Pointe Homes, Inc. (1)(2)	179,900	3,277,778

		5,822,818

Homefurnishing Retail — 1.0%
Restoration Hardware Holdings, Inc. (1)(2)	41,500	2,810,380

Hotels, Resorts & Cruise Lines — 3.0%
Marriott International, Inc., Class A	73,900	4,007,597
Wyndham Worldwide Corp.	55,600	4,052,128

		8,059,725

Restaurants — 1.5%
Dunkin’ Brands Group, Inc.	78,929	4,078,261

Specialty Stores — 2.7%
Dick’s Sporting Goods, Inc.	40,900	2,195,103
GNC Holdings, Inc., Class A	49,800	2,316,696
Tractor Supply Co. (2)	39,400	2,780,064

		7,291,863

Total Consumer Discretionary		65,025,996

Consumer Staples — 2.0%

Packaged Foods & Meats — 2.0%
Hain Celestial Group, Inc. (1)(2)	28,300	2,527,190
Hershey Co. (2)	26,300	2,783,066

Total Consumer Staples		5,310,256

Energy — 8.8%

Oil & Gas-Drilling — 2.1%
Unit Corp. (1)	91,898	5,642,537

Oil & Gas-Exploration & Production — 6.7%
Approach Resources, Inc. (1)(2)	250,062	5,568,881
Bellatrix Exploration, Ltd. (1)(5)	1,664,979	12,720,439

		18,289,320

Total Energy		23,931,857

Description	Shares	Value
Common Stocks (continued)

Financials — 5.3%

Asset Management & Custody Banks — 1.0%
Ameriprise Financial, Inc.	25,200	$ 2,746,548

Multi-Line Insurance — 1.0%
Hartford Financial Services Group, Inc. (2)	74,900	2,635,731

Real Estate Services — 0.7%
Jones Lang LaSalle, Inc. (2)	15,400	1,897,280

Regional Banks — 0.5%
Home BancShares (2)	42,400	1,422,944

Specialized Finance — 1.3%
IntercontinentalExchange Group, Inc.	17,400	3,633,816

Specialized REIT’s — 0.8%
Pebblebrook Hotel Trust (2)	62,700	2,084,148

Total Financials		14,420,467

Healthcare — 18.3%

Biotechnology — 3.3%
Aegerion Pharmaceuticals, Inc. (1)(2)	33,670	1,843,769
Alkermes PLC (1)(2)	42,407	2,063,949
Myriad Genetics, Inc. (1)(2)	53,700	1,944,477
Quintiles Transnational Holdings, Inc. (1)(2)	54,300	2,940,345

		8,792,540

Healthcare Distributors — 2.4%
AmerisourceBergen Corp. (2)	47,500	3,222,875
Cardinal Health, Inc.	45,300	3,240,309

		6,463,184

Healthcare Facilities — 0.8%
Brookdale Senior Living, Inc. (1)	60,900	2,042,586

Healthcare Services — 3.3%
Catamaran Corp. (1)(2)	67,000	3,020,360
Envision Healthcare Holdings, Inc. (1)(2)	79,580	2,678,663
MEDNAX, Inc. (1)(2)	55,000	3,345,100

		9,044,123

Healthcare Technology — 1.4%
Cerner Corp. (1)(2)	63,500	3,896,995

Pharmaceuticals — 7.1%
Actavis PLC (1)(2)	24,600	5,432,172
Akorn, Inc. (1)(2)	100,732	2,600,900
Jazz Pharmaceuticals PLC (1)(2)	20,780	3,157,417
Medicines Co. (1)(2)	53,187	1,624,863
Mylan, Inc. (1)(2)	61,400	3,411,998
Salix Pharmaceuticals, Ltd. (1)(2)	26,900	2,903,048

		19,130,398

Total Healthcare		49,369,826

Industrials — 16.8%

Aerospace & Defense — 0.5%
Triumph Group, Inc.	20,200	1,317,040

Building Products — 1.2%
Fortune Brands Home & Security, Inc.	69,400	3,243,756

Construction & Engineering — 2.0%
Chicago Bridge & Iron Co. NV	39,500	3,325,505
Fluor Corp.	28,100	2,183,089

		5,508,594

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Electrical Components & Equipment — 2.7%
AMETEK, Inc.	74,525	$ 3,967,711
Roper Industries, Inc. (2)	23,800	3,227,756

		7,195,467

Human Resource & Employment Services — 1.5%
Robert Half International, Inc.	55,300	2,263,982
Towers Watson & Co., Class A	17,100	1,865,610

		4,129,592

Industrial Conglomerates — 0.9%
Tyco International, Ltd. (2)	59,600	2,513,928

Industrial Machinery — 1.0%
IDEX Corp.	35,400	2,657,478

Railroads — 1.8%
Genesee & Wyoming, Inc., Class A (1)(2)	24,800	2,453,216
Kansas City Southern	24,450	2,296,344

		4,749,560

Research & Consulting Services — 3.0%
Acacia Research Corp. (2)	180,000	2,759,400
Nielsen Holdings NV (2)	58,500	2,769,390
Verisk Analytics, Inc., Class A (1)	41,626	2,652,201

		8,180,991

Trading Companies & Distributors — 1.4%
United Rentals, Inc. (1)(2)	42,000	3,710,280

Trucking — 0.8%
J.B. Hunt Transport Services, Inc. (2)	29,400	2,112,978

Total Industrials		45,319,664

Information Technology — 17.8%

Application Software — 2.6%
PTC, Inc. (1)(2)	56,700	2,228,877
Qlik Technologies, Inc. (1)(2)	60,800	1,854,400
Solera Holdings, Inc. (2)	45,100	3,085,742

		7,169,019

Communications Equipment — 1.8%
F5 Networks, Inc. (1)(2)	33,200	3,729,688
Palo Alto Networks, Inc. (1)(2)	15,760	1,121,324

		4,851,012

Data Processing & Outsourced Services — 6.5%
Alliance Data Systems Corp. (1)(2)	14,500	4,134,095
Cardtronics, Inc. (1)(2)	97,900	3,966,908
FleetCor Technologies, Inc. (1)(2)	27,000	3,508,110
Total System Services, Inc.	106,600	3,247,036
Vantiv, Inc., Class A (1)(2)	83,200	2,648,256

		17,504,405

Electronic Components — 1.2%
Amphenol Corp., Class A	36,900	3,247,938

Internet Software & Services — 1.3%
Rackspace Hosting, Inc. (1)(2)	59,500	2,187,815
Xoom Corp. (1)(2)	47,300	1,325,819

		3,513,634

Semiconductors — 1.0%
NXP Semiconductor (1)	50,100	2,817,123

Systems Software — 3.4%
AVG Technologies NV (1)(2)	88,934	1,665,734

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Systems Software (continued)
Check Point Software Technologies, Ltd. (1)(2)	52,200	$ 3,519,324
Infoblox, Inc. (1)(2)	32,209	743,383
Red Hat, Inc. (1)	54,500	3,214,955

		9,143,396

Total Information Technology		48,246,527

Materials — 2.2%

Diversified Chemicals — 0.7%
FMC Corp. (2)	24,100	1,860,038

Diversified Metals & Mining — 1.0%
U.S. Silica Holdings, Inc.	79,677	2,613,406

Steel — 0.5%
Carpenter Technology Corp. (2)	24,400	1,443,260

Total Materials		5,916,704

Telecommunication Services — 2.3%

Wireless Telecommunication Services — 2.3%
Crown Castle International Corp. (1)	37,000	2,808,300
SBA Communications Corp., Class A (1)(2)	36,700	3,492,739

Total Telecommunication Services		6,301,039

Total Common Stocks (identified cost $180,194,271)		263,842,336

Short-Term Investments — 48.1%

Collateral Pool Investments for Securities on Loan — 45.2%

Collateral pool allocation (12)		122,075,556

Mutual Funds — 2.9%
BMO Prime Money Market Fund, Class I, 0.012% (10)	7,931,008	7,931,008

Total Short-Term Investments (identified cost $130,006,564)		130,006,564

Total Investments — 145.7% (identified cost $310,200,835)		393,848,900
Other Assets and Liabilities — (45.7)%		(123,547,365)

Total Net Assets — 100.0%		$270,301,535

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	24.1%
Consumer Staples	2.0
Energy	8.8
Financials	5.3
Healthcare	18.3
Industrials	16.8
Information Technology	17.8
Materials	2.2
Telecommunication Services	2.3
Other Assets & Liabilities, Net	2.4

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 94.8%

Consumer Discretionary — 11.3%

Apparel Retail — 3.9%
Aeropostale, Inc. (1)(2)	80,230	$ 588,888
Crocs, Inc. (1)	43,600	664,028
Guess?, Inc. (2)	22,200	673,548
The Finish Line, Inc., Class A	26,300	710,626

		2,637,090

Automotive Retail — 0.9%
Murphy USA, Inc. (1)	14,600	592,176

Department Stores — 0.9%
Dillard’s, Inc., Class A	6,390	591,586

Homebuilding — 2.3%
Century Communities, Inc. (1)	40,000	760,000
TRI Pointe Homes, Inc. (1)(2)	44,030	802,227

		1,562,227

Household Appliances — 1.3%
Helen of Troy, Ltd. (1)(2)	13,700	894,747

Restaurants — 0.9%
Bob Evans Farms, Inc. (2)	10,960	567,070

Specialized Consumer Services — 1.1%
Steiner Leisure, Ltd. (1)	16,650	736,263

Total Consumer Discretionary		7,581,159

Consumer Staples — 1.3%

Agricultural Products — 1.3%
Darling International, Inc. (1)(2)	43,600	879,848

Energy — 8.2%

Coal & Consumable Fuels — 1.1%
Cloud Peak Energy, Inc. (1)(2)	39,850	773,090

Oil & Gas-Drilling — 2.7%
Atwood Oceanics, Inc. (1)	16,150	765,349
Unit Corp. (1)	16,950	1,040,730

		1,806,079

Oil & Gas-Equipment & Services — 3.1%
Helix Energy Solutions Group, Inc. (1)	35,000	827,400
Tesco Corp. (1)(2)	21,430	406,527
Tidewater, Inc.	17,100	833,112

		2,067,039

Oil & Gas-Exploration & Production — 1.3%
Jones Energy, Inc., Class A (1)(2)	55,200	862,224

Total Energy		5,508,432

Financials — 22.9%

Consumer Finance — 0.9%
Nelnet, Inc., Class A	14,900	597,788

Diversified Capital Markets — 1.9%
Encore Capital Group, Inc. (1)(2)	13,100	636,922
HFF, Inc., Class A (2)	20,500	653,950

		1,290,872

Life & Health Insurance — 1.3%
American Equity Investment Life Holding Co. (2)	39,570	865,000

Office REIT’s — 0.8%
CoreSite Realty Corp. (2)	17,900	557,406

Regional Banks — 9.9%
BBCN Bancorp, Inc. (2)	53,650	913,123

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks (continued)
Customers Bancorp, Inc. (1)(2)	53,700	$ 1,061,649
Fidelity Southern Corp. (2)	57,715	829,365
First Financial Holdings, Inc. (2)	12,610	772,236
First NBC Bank Holding Co. (1)	22,840	762,171
FirstMerit Corp.	46,000	954,960
Susquehanna Bancshares, Inc. (2)	51,060	558,596
Western Alliance Bancorp (1)(2)	35,700	826,812

		6,678,912

Reinsurance — 3.2%
Enstar Group, Ltd. (1)	5,500	688,490
Maiden Holdings, Ltd. (2)	70,200	788,346
Montpelier Re Holdings, Ltd. (2)	24,400	695,644

		2,172,480

Residential REIT’s — 1.1%
Mid-America Apartment Communities, Inc. (2)	10,400	703,456

Specialized Finance — 1.0%
Gain Capital Holdings, Inc.	64,680	667,498

Specialized REIT’s — 1.3%
LaSalle Hotel Properties (2)	26,500	830,510

Thrifts & Mortgage Finance — 1.5%
EverBank Financial Corp. (2)	55,633	996,943

Total Financials		15,360,865

Healthcare — 8.9%

Healthcare Services — 0.9%
BioScrip, Inc. (1)(2)	85,900	612,467

Healthcare Technology — 1.7%
MedAssets, Inc. (1)(2)	46,600	1,131,914

Life Sciences Tools & Services — 3.2%
Bio-Rad Laboratories, Inc., Class A (1)(2)	8,000	1,037,760
Bruker Corp. (1)(2)	50,070	1,138,592

		2,176,352

Pharmaceuticals — 3.1%
Impax Laboratories, Inc. (1)(2)	46,100	1,187,997
Prestige Brands Holdings, Inc. (1)	31,370	893,731

		2,081,728

Total Healthcare		6,002,461

Industrials — 17.3%

Aerospace & Defense — 2.4%
Moog, Inc., Class A (1)(2)	9,900	613,107
Triumph Group, Inc.	15,430	1,006,036

		1,619,143

Air Freight & Logistics — 0.2%
Park-Ohio Holdings Corp. (1)(2)	2,323	122,283

Construction & Engineering — 2.5%
EMCOR Group, Inc. (2)	20,050	937,939
URS Corp.	16,000	744,000

		1,681,939

Construction & Farm Machinery & Heavy Trucks — 1.4%
Titan International, Inc. (2)	48,400	917,664

Electrical Components & Equipment — 1.4%
Regal-Beloit Corp.	13,100	965,339

Environmental & Facilities Services — 1.3%
Tetra Tech, Inc. (1)(2)	29,500	851,960

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Industrial Machinery — 3.2%
Altra Holdings, Inc.	28,400	$ 1,005,360
Kadant, Inc. (2)	13,870	556,880
LB Foster Co., Class A (2)	13,200	613,668

		2,175,908

Research & Consulting Services — 1.9%
Acacia Research Corp.	32,390	496,539
RPX Corp. (1)(2)	50,450	808,209

		1,304,748

Trading Companies & Distributors — 1.5%
MRC Global, Inc. (1)	38,700	995,364

Trucking — 1.5%
Quality Distribution, Inc. (1)	77,900	998,678

Total Industrials		11,633,026

Information Technology — 14.9%

Communications Equipment — 3.6%
Brocade Communications Systems, Inc. (1)	95,200	911,064
CommScope Holding Co., Inc. (1)(2)	40,300	974,857
InterDigital, Inc. (2)	17,000	518,500

		2,404,421

Data Processing & Outsourced Services — 2.0%
CSG Systems International, Inc.	31,000	868,000
MoneyGram International, Inc. (1)(2)	26,046	495,655

		1,363,655

Home Entertainment Software — 1.9%
Take-Two Interactive Software, Inc. (1)(2)	65,200	1,289,004

Semiconductor Equipment — 0.9%
Tessera Technologies, Inc.	28,460	618,151

Semiconductors — 1.3%
Lattice Semiconductor Corp. (1)(2)	118,000	893,260

Technology Distributors — 1.6%
Ingram Micro, Inc. (1)	34,900	1,027,805

Technology Hardware, Storage & Peripherals — 3.6%
Datalink Corp. (1)(2)	73,500	1,073,835
Lexmark International, Inc., Class A	15,100	636,314
Synaptics, Inc. (1)(2)	11,000	715,440

		2,425,589

Total Information Technology		10,021,885

Materials — 7.5%

Metal & Glass Containers — 2.2%
Berry Plastics Group, Inc. (1)(2)	61,360	1,492,889

Paper Packaging — 2.3%
Graphic Packaging Holding Co. (1)(2)	151,450	1,550,848

Paper Products — 1.4%
KapStone Paper and Packaging Corp. (1)(2)	28,800	915,552

Specialty Chemicals — 1.6%
Innophos Holdings, Inc.	14,200	779,864
W.R. Grace & Co. (1)(2)	3,200	324,288

		1,104,152

Total Materials		5,063,441

Description	Shares	Value
Common Stocks (continued)

Telecommunication Services — 0.7%

Integrated Telecommunication Services — 0.7%
IDT Corp., Class B (2)	26,900	$ 482,855

Utilities — 1.8%

Electric Utilities — 1.8%
Great Plains Energy, Inc.	18,740	492,300
Portland General Electric Co.	22,540	716,772

Total Utilities		1,209,072

Total Common Stocks (identified cost $50,791,239)		63,743,044

Short-Term Investments — 35.1%

Collateral Pool Investments for Securities on Loan — 27.4%

Collateral pool allocation (12)		18,410,341

Mutual Funds — 7.7%
BMO Prime Money Market Fund, Class I, 0.012% (10)	5,175,513	5,175,513

Total Short-Term Investments (identified cost $23,585,854)		23,585,854

Total Investments — 129.9% (identified cost $74,377,093)		87,328,898
Other Assets and Liabilities — (29.9)%		(20,088,720)

Total Net Assets — 100.0%		$67,240,178

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	11.3%
Consumer Staples	1.3
Energy	8.2
Financials	22.9
Healthcare	8.9
Industrials	17.3
Information Technology	14.9
Materials	7.5
Telecommunication Services	0.7
Utilities	1.8
Other Assets & Liabilities, Net	5.2

Total	100.0%

Small-Cap Core Fund

Description	Shares	Value
Common Stocks — 98.6%

Consumer Discretionary — 11.5%

Apparel Retail — 2.3%
ANN, Inc. (1)	502	$17,896
Crocs, Inc. (1)	1,096	16,692
Express, Inc. (1)	1,126	20,595
The Children’s Place Retail Stores, Inc. (1)	440	23,835

		79,018

Auto Parts & Equipment — 2.0%
Dana Holding Corp.	1,465	31,761
Tenneco, Inc. (1)	579	34,879

		66,640

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Consumer Electronics — 0.7%
Universal Electronics, Inc. (1)	603	$ 25,199

Distributors — 0.2%
Core-Mark Holding Co., Inc.	106	8,289

Education Services — 0.8%
Capella Education Co.	418	27,789

Homefurnishing Retail — 0.6%
Kirkland’s, Inc. (1)	1,103	19,501

Household Appliances — 0.3%
Helen of Troy, Ltd. (1)	170	11,103

Housewares & Specialties — 0.2%
CSS Industries, Inc.	258	6,966

Leisure Products — 1.0%
Brunswick Corp.	764	34,220

Publishing — 0.6%
Journal Communications, Inc., Class A (1)	2,361	21,650

Restaurants — 2.3%
Bravo Brio Restaurant Group, Inc. (1)	1,764	27,324
Red Robin Gourmet Burgers, Inc. (1)	379	29,536
Ruth’s Hospitality Group, Inc.	1,692	20,913

		77,773

Specialty Stores — 0.5%
Outerwall, Inc. (1)	227	16,056

Total Consumer Discretionary		394,204

Consumer Staples — 3.7%

Drug Retail — 0.9%
Rite Aid Corp. (1)	4,748	31,289

Food Retail — 1.2%
Roundy’s, Inc. (2)	2,187	13,428
The Pantry, Inc. (1)	1,787	26,948

		40,376

Household Products — 0.2%
Oil-Dri Corp. of America	183	6,076

Packaged Foods & Meats — 1.1%
Omega Protein Corp. (1)	1,542	16,762
Pilgrim’s Pride Corp. (1)	1,180	20,685

		37,447

Personal Products — 0.3%
Nutraceutical International Corp. (1)	403	10,555

Total Consumer Staples		125,743

Energy — 5.9%

Oil & Gas-Drilling — 1.8%
Parker Drilling Co. (1)	3,611	29,141
Pioneer Energy Services Corp. (1)	2,740	31,236

		60,377

Oil & Gas-Equipment & Services — 1.2%
Bristow Group, Inc.	153	11,873
Matrix Service Co. (1)	891	28,841

		40,714

Oil & Gas-Exploration & Production — 2.2%
EPL Oil & Gas, Inc. (1)	767	23,087
Stone Energy Corp. (1)	790	28,393
Warren Resources, Inc. (1)	5,273	23,359

		74,839

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Refining & Marketing — 0.7%
Western Refining, Inc.	705	$ 25,697

Total Energy		201,627

Financials — 19.2%

Asset Management & Custody Banks — 0.7%
Capital Southwest Corp.	272	9,433
Manning & Napier, Inc.	915	13,441

		22,874

Consumer Finance — 3.1%
Cash America International, Inc.	543	21,731
Credit Acceptance Corp. (1)	190	26,247
Nelnet, Inc., Class A	288	11,555
Regional Management Corp. (1)	678	20,462
World Acceptance Corp. (1)	284	27,221

		107,216

Diversified REIT’s — 1.3%
American Assets Trust, Inc. (1)	631	20,867
Winthrop Realty Trust	1,981	23,059

		43,926

Investment Banking & Brokerage — 0.5%
Investment Technology Group, Inc. (1)	930	16,070

Life & Health Insurance — 1.8%
CNO Financial Group, Inc.	1,872	34,183
Symetra Financial Corp.	1,410	27,777

		61,960

Multi-Line Insurance — 0.7%
Horace Mann Educators Corp.	886	25,348

Office REIT’s — 1.1%
DuPont Fabros Technology, Inc.	1,055	28,021
Franklin Street Properties Corp.	862	10,792

		38,813

Property & Casualty Insurance — 0.9%
Employers Holdings, Inc.	309	6,078
Navigators Group, Inc. (1)	193	11,700
ProAssurance Corp.	325	14,774

		32,552

Regional Banks — 5.7%
1st Source Corp.	373	11,638
Bancfirst Corp.	224	12,327
Financial Institutions, Inc.	448	9,874
First Interstate Bancsystem, Inc., Class A	947	24,527
Hanmi Financial Corp.	1,238	29,006
Preferred Bank/Los Angeles (1)	257	6,176
PrivateBancorp, Inc.	542	15,642
SVB Financial Group (1)	223	28,078
Trico Bancshares	345	8,621
Wilshire Bancorp, Inc.	2,560	25,984
Wintrust Financial Corp.	481	22,261

		194,134

Reinsurance — 1.1%
Maiden Holdings, Ltd.	1,838	20,641
Montpelier Re Holdings, Ltd.	193	5,502
Platinum Underwriters Holdings, Ltd.	196	11,490

		37,633

Retail REIT’s — 1.7%
Cedar Realty Trust, Inc.	3,663	22,528
Excel Trust, Inc.	1,028	12,881
Getty Realty Corp.	764	14,699
Saul Centers, Inc.	160	7,435

		57,543

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Specialized REIT’s — 0.3%
Chesapeake Lodging Trust	462	$ 12,035

Thrifts & Mortgage Finance — 0.3%
Provident Financial Holdings, Inc.	590	9,068

Total Financials		659,172

Healthcare — 16.5%

Biotechnology — 2.5%
Cubist Pharmaceuticals, Inc. (1)	224	17,812
Emergent Biosolutions, Inc. (1)	455	11,257
Insys Therapeutics, Inc. (1)	245	16,484
PDL BioPharma, Inc.	1,522	13,044
Repligen Corp. (1)	952	14,251
Threshold Pharmaceuticals, Inc. (1)	2,411	12,055

		84,903

Healthcare Equipment — 4.1%
AngioDynamics, Inc. (1)	1,937	29,830
CryoLife, Inc.	1,072	10,677
Cyberonics, Inc. (1)	401	27,456
Greatbatch, Inc. (1)	211	9,143
NuVasive, Inc. (1)	712	26,166
Thoratec Corp. (1)	437	16,230
Volcano Corp. (1)	946	20,301

		139,803

Healthcare Facilities — 1.0%
Amsurg Corp. (1)	509	22,325
U.S. Physical Therapy, Inc.	345	11,447

		33,772

Healthcare Services — 1.9%
AMN Healthcare Services, Inc. (1)	1,788	24,907
Corvel Corp. (1)	370	17,023
The Providence Service Corp. (1)	864	22,974

		64,904

Healthcare Supplies — 0.8%
Align Technology, Inc. (1)	557	29,148

Healthcare Technology — 0.6%
MedAssets, Inc. (1)	912	22,153

Life Sciences Tools & Services — 2.3%
Albany Molecular Research, Inc. (1)	1,574	24,554
Cambrex Corp. (1)	1,316	26,412
PAREXEL International Corp. (1)	508	27,214

		78,180

Managed Healthcare — 1.6%
Centene Corp. (1)	136	8,661
Magellan Health Services, Inc. (1)	495	30,264
Molina Healthcare, Inc. (1)	393	14,808

		53,733

Pharmaceuticals — 1.7%
Akorn, Inc. (1)(2)	475	12,264
Lannett Co., Inc. (1)	664	28,479
Sagent Pharmaceuticals, Inc. (1)	905	19,150

		59,893

Total Healthcare		566,489

Industrials — 15.4%

Aerospace & Defense — 3.0%
AAR Corp.	926	26,761

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Aerospace & Defense (continued)
Curtiss-Wright Corp.	387	$ 26,378
Ducommun, Inc. (1)	753	20,933
Esterline Technologies Corp. (1)	272	29,295

		103,367

Airlines — 2.3%
Alaska Air Group, Inc.	336	29,111
JetBlue Airways Corp. (1)	2,371	20,936
Spirit Airlines, Inc. (1)	518	29,257

		79,304

Commercial Printing — 0.7%
Multi-Color Corp.	735	24,895

Construction & Engineering — 0.6%
Comfort Systems USA, Inc.	1,289	21,178

Diversified Support Services — 0.4%
UniFirst Corp.	132	14,479

Electrical Components & Equipment — 0.9%
EnerSys, Inc.	404	28,700

Human Resource & Employment Services — 0.4%
Barrett Business Services, Inc.	167	11,690

Industrial Machinery — 2.2%
Columbus McKinnon Corp. (1)	997	25,384
Kadant, Inc. (2)	608	24,411
Lydall, Inc. (1)	562	11,386
Xerium Technologies, Inc. (1)	898	14,144

		75,325

Office Services & Supplies — 0.9%
Steelcase, Inc., Class A	1,495	22,231
Sykes Enterprises, Inc. (1)	322	6,337

		28,568

Research & Consulting Services — 0.4%
FTI Consulting, Inc. (1)	485	14,157

Security & Alarm Services — 0.8%
The Brink’s Co.	913	27,764

Trading Companies & Distributors — 0.7%
Aircastle, Ltd.	1,262	24,861

Trucking — 2.1%
AMERCO	64	14,908
Arkansas Best Corp. (1)	825	27,439
Swift Transportation Co., Class A (1)	1,207	29,403

		71,750

Total Industrials		526,038

Information Technology — 20.6%

Application Software — 3.5%
Manhattan Associates, Inc. (1)	854	32,358
Netscout Systems, Inc. (1)	681	25,865
PTC, Inc. (1)	1,027	40,371
Verint Systems, Inc. (1)	417	19,520

		118,114

Communications Equipment — 0.3%
Plantronics, Inc.	254	11,272

Consulting & Other Services — 2.3%
Acxiom Corp. (1)	760	28,295
iGATE Corp. (1)	723	24,473
Lionbridge Technologies, Inc. (1)	1,163	8,327
Sapient Corp. (1)	1,078	18,768

		79,863

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Data Processing & Outsourced Services — 2.6%
CSG Systems International, Inc.	964	$ 26,992
Euronet Worldwide, Inc. (1)	621	23,759
Global Cash Access Holdings, Inc. (1)	2,934	24,646
MAXIMUS, Inc.	278	13,286

		88,683

Electronic Manufacturing Services — 3.3%
Benchmark Electronics, Inc. (1)	797	19,001
Fabrinet (1)	743	14,429
Methode Electronics, Inc.	976	33,086
Plexus Corp. (1)	501	20,616
Sanmina Corp. (1)	1,573	26,678

		113,810

Internet Software & Services — 1.0%
Constant Contact, Inc. (1)	452	12,462
Perficient, Inc. (1)	1,030	21,022

		33,484

Semiconductor Equipment — 1.9%
Cabot Microelectronics Corp. (1)	546	24,117
Kulicke & Soffa Industries, Inc. (1)	1,608	18,556
Photronics, Inc. (1)	2,709	23,568

		66,241

Semiconductors — 4.3%
First Solar, Inc. (1)	333	19,004
Integrated Silicon Solution, Inc. (1)	2,639	32,143
IXYS Corp.	1,950	21,489
Lattice Semiconductor Corp. (1)	2,808	21,257
Silicon Image, Inc. (1)	3,289	19,898
Spansion, Inc., Class A (1)	1,961	31,984

		145,775

Technology Distributors — 0.8%
Insight Enterprises, Inc. (1)	1,264	29,047

Technology Hardware, Storage & Peripherals — 0.6%
QLogic Corp. (1)	1,773	20,248

Total Information Technology		706,537

Materials — 3.1%

Metal & Glass Containers — 0.7%
Myers Industries, Inc.	1,068	22,962

Paper Products — 1.6%
Neenah Paper, Inc.	512	25,707
PH Glatfelter Co.	726	22,034
Schweitzer-Mauduit International, Inc.	166	7,990

		55,731

Specialty Chemicals — 0.8%
Minerals Technologies, Inc.	484	25,894

Total Materials		104,587

Utilities — 2.7%

Electric Utilities — 2.2%
El Paso Electric Co.	689	24,287
PNM Resources, Inc.	1,088	28,451
Portland General Electric Co.	752	23,914

		76,652

Multi-Utilities — 0.5%
Avista Corp.	570	16,872

Total Utilities		93,524

Total Common Stocks (identified cost $3,386,944)		3,377,921

Description	Shares	Value
Short-Term Investments — 1.2%

Collateral Pool Investments for Securities on Loan — 0.3%

Collateral pool allocation (12)		$ 9,723

Mutual Funds — 0.9%
BMO Prime Money Market Fund, Class I, 0.012% (10)	30,473	30,473

Total Short-Term Investments (identified cost $40,196)		40,196

Total Investments — 99.8% (identified cost $3,427,140)		3,418,117
Other Assets and Liabilities — 0.2%		6,529

Total Net Assets — 100.0%		$3,424,646

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	11.5%
Consumer Staples	3.7
Energy	5.9
Financials	19.2
Healthcare	16.5
Industrials	15.4
Information Technology	20.6
Materials	3.1
Utilities	2.7
Other Assets & Liabilities, Net	1.4

Total	100.0%

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 95.7%

Consumer Discretionary — 12.3%

Apparel, Accessories & Luxury Goods — 1.4%
Tumi Holdings, Inc. (1)(2)	356,900	$ 7,908,904
Vince Holding Corp. (1)(2)	201,250	5,433,750

		13,342,654

Automobile Manufacturers — 0.5%
Winnebago Industries, Inc. (1)(2)	178,280	4,752,945

Broadcasting — 1.8%
LIN Media LLC, Class A (1)(2)	339,919	7,750,153
Sinclair Broadcast Group, Inc., Class A	289,137	8,564,238

		16,314,391

Homebuilding — 6.2%
M/I Homes, Inc. (1)(2)	589,183	14,670,657
TRI Pointe Homes, Inc. (1)(2)	1,256,331	22,890,351
UCP, Inc., Class A (1)(2)(10)	418,000	6,646,200
William Lyon Homes, Class A (1)(2)	417,811	12,922,894

		57,130,102

Homefurnishing Retail — 0.7%
Restoration Hardware Holdings, Inc. (1)(2)	88,896	6,020,037

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Publishing — 0.7%
New Media Investment Group, Inc. (1)(2)	444,700	$ 6,403,680

Specialized Consumer Services — 1.0%
LifeLock, Inc. (1)(2)	445,091	8,861,762

Total Consumer Discretionary		112,825,571

Consumer Staples — 1.8%

Food Retail — 0.5%
Fresh Market, Inc. (1)(2)	125,300	4,197,550

Packaged Foods & Meats — 1.3%
Annie’s, Inc. (1)(2)	121,108	4,539,128
Hain Celestial Group, Inc. (1)(2)	88,300	7,885,190

		12,424,318

Total Consumer Staples		16,621,868

Energy — 11.4%

Oil & Gas-Drilling — 3.1%
Unit Corp. (1)(2)	462,295	28,384,913

Oil & Gas-Exploration & Production — 8.3%
Approach Resources, Inc. (1)(2)	1,560,556	34,753,582
Bellatrix Exploration, Ltd. (1)(2)(5)	5,442,184	41,578,286

		76,331,868

Total Energy		104,716,781

Financials — 12.3%

Asset Management & Custody Banks — 3.2%
ICG Group, Inc. (1)(2)	1,107,718	22,519,907
Safeguard Scientifics, Inc. (1)(2)	344,200	6,749,762

		29,269,669

Mortgage REIT’s — 1.5%
Newcastle Investment Corp. (2)	2,768,255	13,564,450

Multi-Sector Holdings — 2.7%
Pico Holdings, Inc. (1)	972,138	24,410,385

Office REIT’s — 0.4%
CyrusOne, Inc.	178,708	3,970,892

Specialized Finance — 1.2%
Gain Capital Holdings, Inc. (2)	1,057,264	10,910,964

Specialized REIT’s — 3.3%
LaSalle Hotel Properties (2)	320,792	10,053,621
Physicians Realty Trust (2)	958,342	12,832,200
Summit Hotel Properties, Inc. (2)	807,000	7,456,680

		30,342,501

Total Financials		112,468,861

Healthcare — 22.9%

Biotechnology — 4.5%
Aegerion Pharmaceuticals, Inc. (1)(2)	116,800	6,395,968
AMAG Pharmaceuticals, Inc. (1)(2)	756,541	15,683,095
Cancer Genetics, Inc. (1)(2)	273,218	5,152,891
Myriad Genetics, Inc. (1)(2)	174,595	6,322,085
NPS Pharmaceuticals, Inc. (1)(2)	216,985	7,590,135

		41,144,174

Healthcare Equipment — 5.1%
ABIOMED, Inc. (1)(2)	244,538	6,893,526
DexCom, Inc. (1)(2)	210,300	9,484,530

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment (continued)
Globus Medical, Inc., Class A (1)(2)	314,880	$ 7,450,061
Insulet Corp. (1)(2)	166,150	7,877,172
NxStage Medical, Inc. (1)(2)	421,986	5,852,946
Thoratec Corp. (1)(2)	242,431	9,003,887

		46,562,122

Healthcare Facilities — 2.5%
Acadia Healthcare Co., Inc. (1)(2)	186,200	9,205,728
Emeritus Corp. (1)(2)	318,607	10,045,679
HealthSouth Corp. (2)	129,000	4,215,720

		23,467,127

Healthcare Services — 1.3%
HMS Holdings Corp. (1)(2)	146,700	3,001,482
MEDNAX, Inc. (1)(2)	144,600	8,794,572

		11,796,054

Healthcare Supplies — 2.4%
Endologix, Inc. (1)(2)	438,700	5,922,450
TearLab Corp. (1)(2)	887,729	7,146,218
Unilife Corp. (1)(2)	2,058,600	9,531,318

		22,599,986

Life Sciences Tools & Services — 2.3%
ICON PLC ADR (1)	234,895	11,002,482
PAREXEL International Corp. (1)(2)	190,600	10,210,442

		21,212,924

Managed Healthcare — 1.0%
Centene Corp. (1)(2)	140,471	8,945,193

Pharmaceuticals — 3.8%
Pacira Pharmaceuticals, Inc. (1)(2)	103,300	8,082,192
Akorn, Inc. (1)(2)	482,355	12,454,406
Jazz Pharmaceuticals PLC (1)(2)	28,021	4,257,651
Medicines Co. (1)(2)	180,300	5,508,165
Salix Pharmaceuticals, Ltd. (1)(2)	41,100	4,435,512

		34,737,926

Total Healthcare		210,465,506

Industrials — 12.5%

Aerospace & Defense — 2.4%
B/E Aerospace, Inc. (1)	51,373	4,328,175
Hexcel Corp. (1)(2)	254,900	11,470,500
Triumph Group, Inc.	94,600	6,167,920

		21,966,595

Building Products — 0.6%
Lennox International, Inc.	63,200	5,806,816

Construction & Engineering — 0.5%
Chicago Bridge & Iron Co. NV	56,300	4,739,897

Human Resource & Employment Services — 1.1%
On Assignment, Inc. (1)	276,800	9,521,920

Industrial Machinery — 2.4%
Actuant Corp., Class A (2)	184,200	6,458,052
Barnes Group, Inc.	207,200	7,966,840
Trimas Corp. (1)(2)	232,485	7,813,821

		22,238,713

Research & Consulting Services — 3.2%
Acacia Research Corp. (2)	1,452,655	22,269,201
Advisory Board Co. (1)(2)	114,700	7,349,976

		29,619,177

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Security & Alarm Services — 0.9%
MiX Telematics, Ltd., ADR (1)	680,612	$ 8,303,466

Trading Companies & Distributors — 1.4%
United Rentals, Inc. (1)(2)	53,300	4,708,522
Watsco, Inc.	77,165	7,591,493

		12,300,015

Total Industrials		114,496,599

Information Technology — 16.6%

Application Software — 3.2%
Aspen Technology, Inc. (1)(2)	313,500	14,718,825
NICE Systems, Ltd. (2)	192,200	7,895,576
Tangoe, Inc. (1)(2)	339,353	6,454,494

		29,068,895

Communications Equipment — 3.1%
Aruba Networks, Inc. (1)(2)	447,800	9,184,378
CalAmp Corp. (1)(2)	348,317	11,160,077
Ruckus Wireless, Inc. (1)(2)	548,743	7,682,402

		28,026,857

Consulting & Other Services — 0.5%
Virtusa Corp. (1)(2)	132,756	4,828,336

Data Processing & Outsourced Services — 2.3%
Cardtronics, Inc. (1)(2)	321,600	13,031,232
MAXIMUS, Inc.	171,800	8,210,322

		21,241,554

Internet Software & Services — 3.1%
Brightcove, Inc. (1)(2)	504,790	4,896,463
Global Eagle Entertainment, Inc. (1)(2)	632,275	11,115,394
Internap Network Services Corp. (1)(2)	169,690	1,293,038
LivePerson, Inc. (1)(2)	105,963	1,385,996
Marin Software, Inc. (1)(2)	810,050	9,275,073

		27,965,964

Semiconductors — 0.5%
Microsemi Corp. (1)(2)	201,200	4,639,672

Systems Software — 3.9%
AVG Technologies NV (1)(2)	870,294	16,300,607
FleetMatics Group PLC (1)(2)	223,397	8,254,519
Infoblox, Inc. (1)(2)	98,590	2,275,457
Proofpoint, Inc. (1)(2)	224,952	9,324,260

		36,154,843

Total Information Technology		151,926,121

Materials — 2.3%

Diversified Metals & Mining — 1.5%
U.S. Silica Holdings, Inc.	435,363	14,279,906

Specialty Chemicals — 0.8%
Ferro Corp. (1)(2)	546,900	7,175,328

Total Materials		21,455,234

Telecommunication Services — 3.6%

Alternative Carriers — 3.6%
8x8, Inc. (1)(2)	632,200	6,688,676
inContact, Inc. (1)(2)(10)	2,894,584	26,109,148

Total Telecommunication Services		32,797,824

Total Common Stocks (identified cost $671,656,137)		877,774,365

Description	Shares	Value
Short-Term Investments — 47.8%

Collateral Pool Investments for Securities on Loan — 43.2%

Collateral pool allocation (12)		$ 396,103,635

Mutual Funds — 4.6%
BMO Prime Money Market Fund, Class I, 0.012% (10)	41,788,556	41,788,556

Total Short-Term Investments (identified cost $437,892,191)		437,892,191

Total Investments — 143.5% (identified cost $1,109,548,328)		1,315,666,556
Other Assets and Liabilities — (43.5)%		(398,911,397)

Total Net Assets — 100.0%		$916,755,159

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	12.3%
Consumer Staples	1.8
Energy	11.4
Financials	12.3
Healthcare	22.9
Industrials	12.5
Information Technology	16.6
Materials	2.3
Telecommunication Services	3.6
Other Assets & Liabilities, Net	4.3

Total	100.0%

Micro-Cap Fund

Description	Shares	Value
Common Stocks — 96.3%

Consumer Discretionary — 10.0%

Advertising — 0.5%
ReachLocal, Inc. (1)	1,169	$12,368

Auto Parts & Equipment — 2.2%
Shiloh Industries, Inc. (1)	1,018	19,851
Standard Motor Products, Inc.	577	20,282
Strattec Security Corp.	303	21,125

		61,258

Casinos & Gaming — 0.8%
Monarch Casino & Resort, Inc. (1)	1,186	22,356

Distributors — 0.5%
Weyco Group, Inc.	512	13,507

Education Services — 0.5%
National American University Holdings, Inc.	3,750	14,100

Home Furnishings — 1.1%
Flexsteel Industries, Inc.	785	29,163

Homebuilding — 1.1%
Cavco Industries, Inc. (1)	369	28,948

Homefurnishing Retail — 1.1%
Haverty Furniture Cos., Inc.	992	28,917

Internet Retail — 1.5%
1-800-Flowers.com, Inc., Class A (1)	2,853	15,006

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Micro-Cap Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Internet Retail (continued)
CafePress, Inc. (1)	2,843	$ 16,120
Geeknet, Inc. (1)	741	10,789

		41,915

Leisure Products — 0.7%
Escalade, Inc.	979	11,484
Johnson Outdoors, Inc., Class A	410	9,044
		20,528

Total Consumer Discretionary		273,060

Consumer Staples — 1.0%

Food Retail — 0.4%
Roundy’s, Inc.	1,904	11,690

Personal Products — 0.6%
Nutraceutical International Corp. (1)	577	15,112

Total Consumer Staples		26,802

Energy — 6.4%

Oil & Gas-Equipment & Services — 3.1%
Dawson Geophysical Co.	794	22,788
Matrix Service Co. (1)	727	23,533
Natural Gas Services Group, Inc. (1)	662	21,515
RigNet, Inc. (1)	355	16,976

		84,812

Oil & Gas-Exploration & Production — 2.7%
Evolution Petroleum Corp.	1,713	22,269
Swift Energy Co. (1)	1,589	15,890
VAALCO Energy, Inc. (1)	2,171	14,459
Warren Resources, Inc. (1)	4,692	20,785

		73,403

Oil & Gas-Refining & Marketing — 0.6%
Renewable Energy Group, Inc. (1)	1,459	17,027

Total Energy		175,242

Financials — 23.6%

Asset Management & Custody Banks — 1.2%
Manning & Napier, Inc.	950	13,955
Westwood Holdings Group, Inc.	314	17,870

		31,825

Industrial REIT’s — 0.5%
Terreno Realty Corp.	759	14,178

Insurance Brokers — 0.7%
Crawford & Co., Class B	2,200	18,634

Investment Banking & Brokerage — 0.5%
Cowen Group, Inc., Class A (1)	3,149	13,478

Mortgage REIT’s — 0.5%
Apollo Commercial Real Estate Finance, Inc.	813	13,610

Property & Casualty Insurance — 1.6%
Hallmark Financial Services, Inc. (1)	1,819	15,407
HCI Group, Inc.	584	28,277

		43,684

Regional Banks — 15.3%
Ameris Bancorp (1)	1,084	22,807
Bancorp, Inc. (1)	1,533	29,357
Bank of Marin Bancorp	345	15,259
BNC Bancorp	860	14,990

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks (continued)
Bridge Bancorp, Inc.	470	$ 12,375
Center Bancorp, Inc.	635	11,817
Community Trust Bancorp, Inc.	281	11,128
Customers Bancorp, Inc. (1)	1,194	23,605
Eagle Bancorp, Inc. (1)	729	24,976
First Busey Corp.	2,802	16,672
First Internet Bancorp	535	12,300
German American Bancorp, Inc.	650	18,798
Heritage Financial Corp.	841	14,911
Home Federal Bancorp, Inc.	921	13,898
HomeTrust Bancshares, Inc. (1)	1,316	20,622
Independent Bank Corp. (1)	1,980	24,354
Mercantile Bank Corp.	657	13,337
Metro Bancorp, Inc. (1)	985	19,326
Monarch Financial Holdings, Inc.	942	11,097
Pacific Premier Bancorp, Inc. (1)	1,289	20,495
Pinnacle Financial Partners, Inc.	602	21,720
Trico Bancshares	968	24,190
United Community Banks, Inc. (1)	1,135	18,943

		416,977

Reinsurance — 0.7%
Maiden Holdings, Ltd.	1,740	19,540

Specialized Finance — 0.3%
MicroFinancial, Inc.	1,083	8,805

Thrifts & Mortgage Finance — 2.3%
Heritage Financial Group, Inc.	831	15,515
Security National Financial Corp., Class A (1)	1,919	7,466
Territorial Bancorp, Inc.	824	18,293
WSFS Financial Corp.	325	23,169

		64,443

Total Financials		645,174

Healthcare — 18.7%

Biotechnology — 5.9%
AMAG Pharmaceuticals, Inc. (1)	782	16,211
BioSpecifics Technologies Corp. (1)	778	18,462
Chelsea Therapeutics International, Ltd. (1)	2,195	12,533
LipoScience, Inc. (1)	2,493	10,371
MEI Pharma, Inc. (1)	1,396	12,048
Repligen Corp. (1)	1,709	25,584
Retrophin, Inc. (1)	1,255	22,176
SIGA Technologies, Inc. (1)	3,822	12,269
Spectrum Pharmaceuticals, Inc. (1)	1,887	15,756
TG Therapeutics, Inc. (1)	2,284	15,074

		160,484

Healthcare Distributors — 1.0%
PharMerica Corp. (1)	1,115	26,872

Healthcare Equipment — 4.1%
AngioDynamics, Inc. (1)	1,232	18,973
AtriCure, Inc. (1)	1,452	30,187
Cynosure, Inc., Class A (1)	500	15,390
Exactech, Inc. (1)	725	16,893
Fonar Corp. (1)	1,314	29,775

		111,218

Healthcare Facilities — 0.8%
U.S. Physical Therapy, Inc.	650	21,567

Healthcare Services — 1.3%
AMN Healthcare Services, Inc. (1)	1,698	23,653
RadNet, Inc. (1)	6,244	12,113

		35,766

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Micro-Cap Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Supplies — 2.1%
Anika Therapeutics, Inc. (1)	719	$ 28,307
Spectranetics Corp. (1)	972	29,121

		57,428

Healthcare Technology — 1.0%
Omnicell, Inc. (1)	982	28,262

Life Sciences Tools & Services — 0.6%
Albany Molecular Research, Inc. (1)	1,154	18,002

Pharmaceuticals — 1.9%
Alexza Pharmaceuticals, Inc. (1)	2,538	13,908
Sagent Pharmaceuticals, Inc. (1)	1,003	21,224
Sucampo Pharmaceuticals, Inc., Class A (1)	1,833	16,497

		51,629

Total Healthcare		511,228

Industrials — 13.8%

Air Freight & Logistics — 1.4%
Echo Global Logistics, Inc. (1)	982	15,634
Park-Ohio Holdings Corp. (1)	435	22,898

		38,532

Building Products — 1.7%
Patrick Industries, Inc. (1)	701	29,575
PGT, Inc. (1)	1,545	17,907

		47,482

Commercial Printing — 1.4%
Courier Corp.	1,260	20,752
Multi-Color Corp.	495	16,766

		37,518

Construction & Engineering — 0.6%
Northwest Pipe Co. (1)	461	16,342

Construction & Farm Machinery & Heavy Trucks — 1.4%
Alamo Group, Inc.	293	15,406
Wabash National Corp. (1)	1,614	21,805

		37,211

Industrial Machinery — 2.6%
Columbus McKinnon Corp. (1)	892	22,710
Dynamic Materials Corp.	734	15,238
The Eastern Co.	813	12,935
Xerium Technologies, Inc. (1)	1,351	21,278

		72,161

Office Services & Supplies — 0.9%
ARC Document Solutions, Inc. (1)	2,961	23,362

Research & Consulting Services — 2.2%
Franklin Covey Co. (1)	689	14,434
ICF International, Inc. (1)	633	25,586
RPX Corp. (1)	1,198	19,192

		59,212

Trading Companies & Distributors — 1.0%
Aceto Corp.	1,485	27,161

Trucking — 0.6%
Roadrunner Transportation Systems, Inc. (1)	684	16,081

Total Industrials		375,062

Description	Shares	Value
Common Stocks (continued)

Information Technology — 17.2%

Application Software — 0.7%
Callidus Software, Inc. (1)	1,578	$ 19,457

Biotechnology — 0.7%
Biota Pharmaceuticals, Inc. (1)	2,852	18,880

Communications Equipment — 2.4%
CalAmp Corp. (1)	707	22,652
ClearOne, Inc. (1)	1,389	15,043
ShoreTel, Inc. (1)	3,286	28,884

		66,579

Consulting & Other Services — 1.7%
Lionbridge Technologies, Inc. (1)	2,543	18,208
Virtusa Corp. (1)	783	28,478

		46,686

Data Processing & Outsourced Services — 1.4%
Global Cash Access Holdings, Inc. (1)	1,959	16,456
Information Services Group, Inc. (1)	4,197	21,950

		38,406

Electronic Equipment & Instruments — 1.7%
Iteris, Inc. (1)	6,215	13,797
Mesa Laboratories, Inc.	222	19,403
MOCON, Inc.	770	12,928

		46,128

Electronic Manufacturing Services — 0.9%
Elecsys Corp. (1)	1,155	15,419
RF Industries, Ltd.	1,273	8,453

		23,872

Internet Software & Services — 4.2%
Brightcove, Inc. (1)	1,928	18,702
Carbonite, Inc. (1)	1,075	10,922
IntraLinks Holdings, Inc. (1)	2,488	28,886
Perficient, Inc. (1)	1,108	22,614
support.com, Inc. (1)	4,386	11,009
XO Group, Inc. (1)	1,830	21,850

		113,983

Semiconductor Equipment — 0.5%
Cascade Microtech, Inc. (1)	1,469	13,074

Semiconductors — 0.8%
MaxLinear, Inc., Class A (1)	2,238	20,925

Technology Distributors — 0.6%
PC Connection, Inc.	846	17,131

Technology Hardware, Storage & Peripherals — 1.6%
Qumu Corp. (1)	1,561	24,664
Silicon Graphics International Corp. (1)	1,619	19,930

		44,594

Total Information Technology		469,715

Materials — 1.9%

Specialty Chemicals — 1.4%
Landec Corp. (1)	1,987	20,247
Zep, Inc.	1,005	17,688

		37,935

Steel — 0.5%
Handy & Harman, Ltd. (1)	749	13,692

Total Materials		51,627

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Micro-Cap Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Telecommunication Services — 2.5%

Integrated Telecommunication Services — 2.5%
General Communication, Inc., Class A (1)	1,614	$ 16,802
GTT Communications, Inc. (1)	1,414	16,459
Hawaiian Telcom Holdco, Inc. (1)	633	18,230
Premiere Global Services, Inc. (1)	1,425	16,117

Total Telecommunication Services		67,608

Utilities — 1.2%

Water Utilities — 1.2%
Consolidated Water Co., Ltd.	1,502	18,835
York Water Co.	681	13,736

Total Utilities		32,571

Total Common Stocks (identified cost $2,378,364)		2,628,089

Short-Term Investments — 2.8%

Mutual Funds — 2.8%
BMO Prime Money Market Fund, Class I, 0.012% (10)	76,557	76,557

Total Short-Term Investments (identified cost $76,557)		76,557

Total Investments — 99.1% (identified cost $2,454,921)		2,704,646
Other Assets and Liabilities — 0.9%		23,931

Total Net Assets — 100.0%		$2,728,577

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	10.0%
Consumer Staples	1.0
Energy	6.4
Financials	23.6
Healthcare	18.7
Industrials	13.8
Information Technology	17.2
Materials	1.9
Telecommunication Services	2.5
Utilities	1.2
Other Assets & Liabilities, Net	3.7

Total	100.0%

Global Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 94.5%

Austria — 0.7%
EVN AG	195	$3,013
Oesterreichische Post AG	121	6,037

		9,050

Bermuda — 2.7%
APT Satellite Holdings, Ltd.	4,000	5,195

Description	Shares	Value
Common Stocks (continued)

Bermuda (continued)
Cheung Kong Infrastructure Holdings, Ltd.	1,000	$ 6,546
Everest Re Group, Ltd.	114	17,013
Labixiaoxin Snacks Group, Ltd.	7,000	5,295

		34,049

Canada — 9.4%
Artis Real Estate Investment Trust, REIT	258	3,651
BCE, Inc.	332	14,482
Bell Aliant, Inc.	808	19,512
Canadian Tire Corp., Ltd., Class A	51	4,599
Dollarama, Inc.	247	19,262
Enerflex, Ltd.	320	4,563
First Capital Realty, Inc.	256	4,106
Genworth MI Canada, Inc.	606	19,702
High Liner Foods, Inc.	53	2,211
Laurentian Bank of Canada	289	12,094
Medical Facilities Corp.	169	2,903
National Bank of Canada	80	3,211
North West Co., Inc.	202	4,588
Parkland Fuel Corp.	268	4,758

		119,642

Cayman Islands — 0.3%
Tibet 5100 Water Resources Holdings, Ltd.	9,000	4,326

China — 0.5%
PetroChina Co., Ltd., Class H	6,000	6,309

Denmark — 0.4%
H Lundbeck A/S	174	5,072

France — 0.6%
Boiron SA	30	2,447
Ciments Francais SA	30	2,671
Societe d’Edition de Canal +	305	2,455

		7,573

Germany — 0.9%
Fresenius SE & Co. KGaA	72	11,190

Guernsey — 1.7%
Amdocs, Ltd.	492	21,884

Hong Kong — 3.6%
China Mobile, Ltd.	1,500	14,255
PCCW, Ltd.	30,000	14,226
Power Assets Holdings, Ltd.	1,000	8,356
Vitasoy International Holdings, Ltd.	4,000	5,484
VTech Holdings, Ltd.	300	3,383

		45,704

Israel — 2.6%
NICE Systems, Ltd.	137	5,600
Strauss Group, Ltd.	198	3,559
Teva Pharmaceutical Industries, Ltd., ADR	483	24,097

		33,256

Italy — 0.6%
Engineering SpA	49	3,382
Parmalat SpA	1,140	3,896

		7,278

Japan — 8.7%
Benesse Holdings, Inc.	500	18,792
Canon Electronics, Inc.	500	8,981
Capcom Co., Ltd.	200	3,824
Duskin Co., Ltd.	500	9,305
Hokuto Corp.	300	5,793

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Kato Sangyo Co., Ltd.	200	$ 3,714
Megmilk Snow Brand Co., Ltd.	600	7,765
Morinaga & Co., Ltd./Japan	2,000	4,402
Morinaga Milk Industry Co., Ltd.	3,000	9,463
Nippon Telegraph & Telephone Corp.	300	16,806
Nisshin Oillio Group, Ltd.	2,000	6,564
Noevir Holdings Co., Ltd.	200	3,701
Okinawa Cellular Telephone Co.	100	2,663
Sakata Seed Corp.	400	5,243
Shizuoka Gas Co., Ltd.	300	1,730
TOKAI Holdings Corp.	600	1,957

		110,703

Malaysia — 4.6%
Petronas Chemicals Group Bhd	2,800	5,768
Public Bank Bhd	3,700	21,546
Sime Darby Bhd	3,503	9,740
Telekom Malaysia Bhd	10,900	18,863
Tenaga Nasional Bhd	600	2,197

		58,114

Morocco — 0.5%
Attijariwafa Bank	156	5,942

Netherlands — 0.2%
Sligro Food Group NV	55	2,255

New Zealand — 3.3%
Air New Zealand, Ltd.	3,489	5,192
Fisher & Paykel Healthcare Corp., Ltd.	5,141	17,284
Infratil, Ltd.	2,658	4,903
Kiwi Income Property Trust, REIT	4,070	3,839
Ryman Healthcare, Ltd.	1,317	8,723
Summerset Group Holdings, Ltd.	612	1,744

		41,685

Portugal — 0.2%
REN - Redes Energeticas Nacionais SGPS SA	733	2,793

Singapore — 3.1%
Hutchison Port Holdings Trust, Class U	9,000	5,625
Raffles Medical Group, Ltd.	1,000	2,540
Sembcorp Industries, Ltd.	2,000	8,536
Sheng Siong Group, Ltd.	5,000	2,406
Singapore Airlines, Ltd.	1,000	8,062
Venture Corp., Ltd.	2,000	11,912

		39,081

South Korea — 1.6%
GS Home Shopping, Inc.	28	6,796
KT&G Corp.	177	12,966

		19,762

Switzerland — 2.1%
BKW AG	89	2,980
Metall Zug AG	1	2,825
Novartis AG	173	14,448
Siegfried Holding AG	30	5,731

		25,984

Taiwan — 4.6%
Chunghwa Telecom Co., Ltd.	7,000	21,256
Gigabyte Technology Co., Ltd.	4,000	5,941
Shin Kong Financial Holding Co., Ltd.	7,000	2,310
Shinkong Synthetic Fibers Corp.	17,000	5,667
Taichung Commercial Bank	15,000	5,347

Description	Shares	Value
Common Stocks (continued)

Taiwan (continued)
Taiwan Secom Co., Ltd.	1,000	$ 2,545
Wowprime Corp.	1,000	15,050

		58,116

United Kingdom — 6.5%
AstraZeneca PLC	170	11,626
BP PLC	2,874	24,275
Centrica PLC	769	4,108
Greggs PLC	1,132	9,544
Next PLC	142	16,015
Royal Dutch Shell PLC, B Shares	283	11,028
Synergy Health PLC	252	5,684

		82,280

United States — 35.1%
Alliance Data Systems Corp. (1)	46	13,115
American Electric Power Co., Inc.	125	6,275
Ameriprise Financial, Inc.	77	8,392
AmerisourceBergen Corp.	298	20,219
Amsurg Corp. (1)	153	6,711
ArthroCare Corp. (1)	456	22,002
Atrion Corp.	13	3,763
Avista Corp.	531	15,718
Cal-Maine Foods, Inc.	94	4,942
Cintas Corp.	244	14,801
Cyberonics, Inc. (1)	139	9,517
Dollar General Corp. (1)	32	1,917
Dollar Tree, Inc. (1)	37	2,026
Dr. Pepper Snapple Group, Inc.	407	21,209
East West Bancorp, Inc.	263	9,386
Edison International	101	5,289
Exelon Corp.	690	20,983
Forrester Research, Inc.	198	7,172
General Mills, Inc.	339	16,960
Humana, Inc.	187	21,030
ICU Medical, Inc. (1)	60	3,472
Johnson & Johnson	100	9,212
Kohl’s Corp.	70	3,933
Laboratory Corporation of America Holdings (1)	187	17,492
Magellan Health Services, Inc. (1)	306	18,709
McKesson Corp.	126	22,308
Merck & Co., Inc.	384	21,884
Morningstar, Inc.	167	13,971
Navigators Group, Inc. (1)	90	5,456
NetApp, Inc.	254	10,264
Northfield Bancorp, Inc.	773	9,786
PepsiCo, Inc.	230	18,416
PetSmart, Inc.	159	10,663
Pfizer, Inc.	342	10,982
Target Corp.	287	17,949
Wal-Mart Stores, Inc.	246	18,376

		444,300

Total Common Stocks (identified cost $1,132,549)		1,196,348

Preferred Stocks — 0.2%

Japan — 0.2%
Shinkin Central Bank	1	1,883

Total Preferred Stocks (identified cost $1,873)		1,883

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Description	Principal Amount	Value
Short-Term Investments — 3.2%

European Time Deposit — 3.2%
State Street Euro Dollar Time Deposit, 0.010%, 3/3/2014	$40,498	$ 40,498

Total Short-Term Investments (identified cost $40,498)		40,498

Total Investments — 97.9% (identified cost $1,174,920)		1,238,729
Other Assets and Liabilities — 2.1%		26,924

Total Net Assets — 100.0%		$1,265,653

Industry Division

Industry	Value	% of Total Net Assets
Agriculture	$24,002	1.9%
Airlines	13,254	1.1
Banks	57,527	4.5
Beverages	49,435	3.9
Building Materials	2,671	0.2
Chemicals	11,499	0.9
Commercial Services	79,701	6.3
Computers	16,205	1.3
Cosmetics/Personal Care	3,701	0.3
Diversified Financial Services	8,392	0.7
Electric	69,528	5.5
Electronics	11,912	0.9
Energy-Alternate Sources	2,980	0.2
Engineering & Construction	15,081	1.2
Food	100,208	7.9
Gas	5,838	0.5
Healthcare-Products	56,037	4.4
Healthcare-Services	96,727	7.6
Holding Companies-Diversified	12,565	1.0
Home Furnishings	8,981	0.7
Insurance	44,482	3.5
Internet	3,382	0.3
Media	2,454	0.2
Oil & Gas	48,327	3.8
Oil & Gas Services	4,563	0.4
Pharmaceuticals	142,296	11.2
Real Estate	4,106	0.3
Real Estate Investment Trusts	7,490	0.6
Retail	103,942	8.2
Savings & Loans	9,786	0.8
Software	3,824	0.3
Telecommunications	158,123	12.5
Textiles	5,667	0.5
Transportation	11,662	0.9

Total Common Stocks	1,196,348	94.5
Preferred Stocks	1,883	0.2
European Time Deposit	40,498	3.2

Total Investments	1,238,729	97.9
Other Assets and Liabilities	26,924	2.1

Total Net Assets	$1,265,653	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	10.2%
Consumer Staples	14.5
Energy	3.7
Financials	10.7
Healthcare	22.9
Industrials	8.2
Information Technology	6.6
Materials	1.6
Telecommunication Services	10.0
Utilities	6.3
Other Assets & Liabilities, Net	5.3

Total	100.0%

Pyrford Global Equity Fund

Description	Shares	Value
Common Stocks — 96.3%

Australia — 8.4%
Brambles, Ltd.	1,815	$15,176
Computershare, Ltd.	1,425	15,094
Newcrest Mining, Ltd.	631	6,385
QBE Insurance Group, Ltd.	869	9,941
Rio Tinto, Ltd.	115	6,859
Telstra Corp., Ltd.	906	4,083
Woodside Petroleum, Ltd.	401	13,580
Woolworths, Ltd.	418	13,454

		84,572

Belgium — 1.0%
Colruyt SA	173	9,605

Canada — 3.7%
Imperial Oil, Ltd.	512	23,036
Metro, Inc.	248	13,859

		36,895

France — 4.6%
Air Liquide SA	69	9,501
Legrand SA	160	9,923
Sanofi	103	10,710
Total SA	239	15,515

		45,649

Germany — 0.9%
SAP AG	114	9,208

Hong Kong — 7.6%
ASM Pacific Technology, Ltd.	1,900	17,224
China Mobile, Ltd.	1,500	14,255
CNOOC, Ltd.	10,000	16,390
Power Assets Holdings, Ltd.	2,000	16,713
VTech Holdings, Ltd.	1,000	11,275

		75,857

Israel — 1.0%
Bezeq Israeli Telecommunication Corp., Ltd.	1,620	2,627
Teva Pharmaceutical Industries, Ltd.	160	7,765

		10,392

Japan — 3.9%
KDDI Corp.	100	6,093
Makita Corp.	100	5,562

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford Global Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Mitsubishi Electric Corp.	1,000	$ 11,840
Nihon Kohden Corp.	100	4,029
Sumitomo Rubber Industries, Ltd.	500	6,726
Toyota Tsusho Corp.	200	4,921

		39,171

Malaysia — 5.5%
Axiata Group Bhd	10,700	21,390
Lafarge Malaysia Bhd	2,100	5,602
Magnum Bhd	5,800	5,470
Malayan Banking Bhd	7,400	22,088

		54,550

Netherlands — 1.6%
Reed Elsevier NV	418	9,162
Unilever NV	170	6,742

		15,904

Norway — 0.7%
Telenor ASA	305	6,738

Singapore — 4.7%
ComfortDelGro Corp., Ltd.	7,000	10,658
Sembcorp Industries, Ltd.	2,000	8,536
Singapore Technologies Engineering, Ltd.	2,000	5,995
United Overseas Bank, Ltd.	1,000	16,274
Venture Corp., Ltd.	1,000	5,956

		47,419

Sweden — 2.1%
Assa Abloy AB, Class B	160	8,148
Atlas Copco AB, A Shares	307	8,623
Svenska Cellulosa AB SCA, B Shares	137	4,160

		20,931

Switzerland — 10.1%
Givaudan SA	3	4,707
Nestle SA	331	25,065
Novartis AG	248	20,712
Panalpina Welttransport Holding AG	34	5,640
Roche Holding AG	80	24,687
Schindler Holding AG	32	4,799
Syngenta AG	12	4,366
Zurich Insurance Group AG (1)	35	10,725

		100,701

Taiwan — 4.2%
Advantech Co., Ltd.	2,000	12,641
Chunghwa Telecom Co., Ltd.	5,000	15,183
MediaTek, Inc.	1,000	14,687

		42,511

United Kingdom — 6.7%
BP PLC	1,161	9,806
British American Tobacco PLC	176	9,579
GlaxoSmithKline PLC	440	12,316
Legal & General Group PLC	2,226	8,961
Royal Dutch Shell PLC, A Shares	303	11,064
SSE PLC	361	8,481
Vodafone Group PLC	1,626	6,780

		66,987

United States — 29.6%
Altria Group, Inc.	498	18,058
Automatic Data Processing, Inc.	182	14,156
C.H. Robinson Worldwide, Inc.	330	17,114
Coach, Inc.	420	20,500

Description	Shares or Principal Amount	Value
Common Stocks (continued)

United States (continued)
Exxon Mobil Corp.	471	$ 45,343
General Dynamics Corp.	221	24,208
Home Depot, Inc.	288	23,625
Linear Technology Corp.	518	24,263
McDonald’s Corp.	242	23,026
Microsoft Corp.	788	30,188
Philip Morris International, Inc.	362	29,289
T. Rowe Price Group, Inc.	281	22,809
Verizon Communications, Inc.	78	3,699

		296,278

Total Common Stocks (identified cost $971,018)		963,368

Preferred Stocks — 0.8%

Germany — 0.8%
Fuchs Petrolub AG	79	7,884

Total Preferred Stocks (identified cost $7,676)		7,884

Short-Term Investments — 4.2%

European Time Deposit — 4.2%
State Street Euro Dollar Time Deposit, 0.010%, 3/3/2014	$42,248	42,248

Total Short-Term Investments (identified cost $42,248)		42,248

Total Investments — 101.3% (identified cost $1,020,942)		1,013,500
Other Assets and Liabilities — (1.3)%		(12,630)

Total Net Assets — 100.0%		$1,000,870

Industry Division

Industry	Value	% of Total Net Assets
Aerospace/Defense	$24,208	2.4%
Agriculture	56,925	5.7
Auto Parts & Equipment	6,726	0.7
Banks	38,362	3.8
Building Materials	5,602	0.6
Chemicals	18,575	1.9
Commercial Services	29,332	2.9
Computers	27,735	2.8
Distribution/Wholesale	4,921	0.5
Diversified Financial Services	22,809	2.3
Electric	25,194	2.5
Electrical Components & Equipment	9,923	1.0
Electronics	5,956	0.6
Engineering & Construction	14,531	1.5
Food	68,725	6.9
Forest Products & Paper	4,160	0.4
Hand/Machine Tools	10,361	1.0
Healthcare-Products	4,029	0.4
Holding Companies-Diversified	5,470	0.6
Insurance	29,627	3.0
Machinery-Construction & Mining	20,464	2.0
Media	9,162	0.9
Metal Fabricate/Hardware	8,148	0.8
Mining	13,244	1.3
Oil & Gas	134,735	13.5
Pharmaceuticals	76,188	7.6
Retail	67,151	6.7
Semiconductors	56,174	5.6

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Pyrford Global Equity Fund (continued)

Industry	Value	% of Total Net Assets
Software	$39,397	3.9%
Telecommunications	92,122	9.2
Transportation	33,412	3.3

Total Common Stocks	963,368	96.3
Preferred Stocks	7,884	0.8
European Time Deposit	42,248	4.2

Total Investments	1,013,500	101.3
Other Assets and Liabilities	(12,630)	(1.3)

Total Net Assets	$1,000,870	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	8.3%
Consumer Staples	12.6
Energy	14.2
Financials	9.6
Healthcare	8.0
Industrials	14.1
Information Technology	15.5
Materials	4.2
Telecommunication Services	8.1
Utilities	2.5
Other Assets & Liabilities, Net	2.9

Total	100.0%

Pyrford Global Strategic Return Fund

Description	Shares	Value
Common Stocks — 24.5%

Australia — 0.9%
Brambles, Ltd.	11,699	$ 97,819
Computershare, Ltd.	9,373	99,281
Woodside Petroleum, Ltd.	2,739	92,755

		289,855

Belgium — 0.2%
Colruyt SA	879	48,804

Canada — 0.9%
Imperial Oil, Ltd.	3,887	174,885
Metro, Inc.	1,856	103,720

		278,605

France — 0.7%
Air Liquide SA	350	48,194
Legrand SA	793	49,179
Sanofi	511	53,133
Total SA	1,212	78,678

		229,184

Germany — 0.1%
SAP AG	591	47,738

Hong Kong — 2.4%
ASM Pacific Technology, Ltd.	22,800	206,684
China Mobile, Ltd.	20,500	194,815
CNOOC, Ltd.	135,000	221,273
VTech Holdings, Ltd.	13,600	153,340

		776,112

Description	Shares	Value
Common Stocks (continued)

Israel — 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	29,816	$ 48,351
Teva Pharmaceutical Industries, Ltd.	2,918	141,615

		189,966

Japan — 0.9%
KDDI Corp.	1,400	85,304
Makita Corp.	1,900	105,670
Sumitomo Rubber Industries, Ltd.	6,500	87,437

		278,411

Malaysia — 1.3%
Axiata Group Bhd	104,400	208,705
Malayan Banking Bhd	70,827	211,411

		420,116

Netherlands — 0.2%
Reed Elsevier NV	2,040	44,715
Unilever NV	872	34,580

		79,295

Norway — 0.4%
Telenor ASA	6,108	134,942

Singapore — 1.3%
ComfortDelGro Corp., Ltd.	104,000	158,340
Sembcorp Industries, Ltd.	26,000	110,961
United Overseas Bank, Ltd.	9,000	146,468

		415,769

Sweden — 1.0%
Assa Abloy AB, Class B	2,491	126,849
Atlas Copco AB, A Shares	4,556	127,976
Svenska Cellulosa AB SCA, B Shares	2,141	65,015

		319,840

Switzerland — 1.6%
Nestle SA	2,011	152,283
Novartis AG	1,533	128,026
Roche Holding AG	489	150,898
Syngenta AG	87	31,654
Zurich Insurance Group AG (1)	175	53,624

		516,485

Taiwan — 1.0%
Advantech Co., Ltd.	14,600	92,280
Chunghwa Telecom Co., Ltd.	75,000	227,738

		320,018

United Kingdom — 1.1%
BP PLC	5,956	50,307
British American Tobacco PLC	877	47,729
GlaxoSmithKline PLC	2,196	61,466
Legal & General Group PLC	11,786	47,446
Royal Dutch Shell PLC, A Shares	1,612	58,864
SSE PLC	1,918	45,061
Vodafone Group PLC	8,542	35,617

		346,490

United States — 9.9%
Altria Group, Inc.	5,600	203,056
Automatic Data Processing, Inc.	1,940	150,893
C.H. Robinson Worldwide, Inc.	3,814	197,794
Coach, Inc.	3,959	193,239
Exxon Mobil Corp.	4,820	464,021
General Dynamics Corp.	2,724	298,387
Home Depot, Inc.	3,185	261,266
Linear Technology Corp.	5,630	263,709
McDonald’s Corp.	2,554	243,013
Microsoft Corp.	8,600	329,466

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford Global Strategic Return Fund (continued)

Description	Shares or Principal Amount	Value
Common Stocks (continued)

United States (continued)
Philip Morris International, Inc.	3,700	$ 299,367
T. Rowe Price Group, Inc.	3,156	256,173
Verizon Communications, Inc.	411	19,490

		3,179,874

Total Common Stocks (identified cost $6,785,430)		7,871,504

Preferred Stocks — 0.1%

Germany — 0.1%
Fuchs Petrolub AG	406	40,517

Total Preferred Stocks (identified cost $18,374)		40,517

International Bonds — 28.9%

Canada — 10.6%
Canadian Government Bond, 4.000%, 6/1/2016 (11)	$3,538,000	3,406,551

Germany — 9.0%
Bundesobligation, 2.000%, 2/26/2016 (11)	673,100	963,551
Bundesrepublik Deutschland:
3.500%, 1/4/2016 (11)	643,400	943,486
3.750%, 1/4/2015 (11)	702,200	998,767

		2,905,804

United Kingdom — 9.3%
United Kingdom Treasury Bond:
4.750%, 9/7/2015 (11)	644,700	1,148,782
8.000%, 12/7/2015 (11)	973,100	1,845,749

		2,994,531

Total International Bonds (identified cost $9,220,498)		9,306,886

U.S. Government & U.S. Government Agency Obligations — 40.1%

U.S. Treasury Bonds & Notes — 40.1%
1.250%, 8/31/2015	1,281,100	1,301,167
1.375%, 11/30/2015	1,280,800	1,305,540
1.375%, 9/30/2018	2,649,000	2,648,690
3.125%, 10/31/2016	2,449,500	2,614,364
5.125%, 5/15/2016	2,112,500	2,331,672
7.250%, 5/15/2016	2,327,100	2,676,528

		12,877,961

Total U.S. Government & U.S. Government Agency Obligations (identified cost $12,871,357)		12,877,961
Short-Term Investments — 5.3%

Repurchase Agreement — 5.3%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 2/28/2014 to be repurchased at $1,711,054 on 3/3/2014, collateralized by a U.S. Treasury Obligation with a maturity of 5/15/2017, with a market value of $1,747,781 (at amortized cost)	1,711,054	1,711,054

Total Short-Term Investments (identified cost $1,711,054)		1,711,054

Total Investments — 98.9% (identified cost $30,606,713)		31,807,922
Other Assets and Liabilities — 1.1%		347,486

Total Net Assets — 100.0%		$32,155,408

Industry Division

Industry	Value	% of Total Net Assets
Aerospace/Defense	$298,387	0.9%
Agriculture	550,152	1.7
Auto Parts & Equipment	87,437	0.3
Banks	357,879	1.1
Chemicals	79,849	0.3
Commercial Services	248,712	0.8
Computers	191,561	0.6
Diversified Financial Services	256,173	0.8
Electric	45,061	0.1
Electrical Components & Equipment	49,179	0.2
Engineering & Construction	110,961	0.3
Food	339,387	1.1
Forest Products & Paper	65,015	0.2
Hand/Machine Tools	105,670	0.3
Insurance	101,070	0.3
Machinery-Construction & Mining	127,976	0.4
Media	44,715	0.1
Metal Fabricate/Hardware	126,849	0.4
Oil & Gas	1,140,783	3.5
Pharmaceuticals	535,138	1.7
Retail	697,518	2.2
Semiconductors	470,393	1.5
Software	377,204	1.2
Telecommunications	1,108,301	3.4
Transportation	356,134	1.1

Total Common Stocks	7,871,504	24.5
Preferred Stocks	40,517	0.1
International Bonds	9,306,886	28.9
U.S. Government & U.S. Government Agency Obligations	12,877,961	40.1
Repurchase Agreement	1,711,054	5.3

Total Investments	31,807,922	98.9
Other Assets and Liabilities	347,486	1.1

Total Net Assets	$32,155,408	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	2.6%
Consumer Staples	2.8
Energy	3.7
Financials	2.2
Healthcare	1.7
Industrials	3.9
Information Technology	4.2
Materials	0.4
Telecommunication Services	3.0
Utilities	0.1
International Bonds	28.9
U.S. Government & U.S. Government Agency Obligations	40.1
Other Assets & Liabilities, Net	6.4

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 89.9%

Australia — 9.5%
Brambles, Ltd.	661,778	$ 5,533,335
Computershare, Ltd.	467,518	4,952,039
Newcrest Mining, Ltd.	207,002	2,094,704
QBE Insurance Group, Ltd.	274,008	3,134,630
Rio Tinto, Ltd.	35,914	2,142,078
Telstra Corp., Ltd.	271,645	1,224,132
Woodside Petroleum, Ltd.	123,334	4,176,665
Woolworths, Ltd.	125,302	4,033,102

		27,290,685

Belgium — 2.4%
Belgacom SA	100,996	3,046,692
Colruyt SA	68,660	3,812,181

		6,858,873

Finland — 0.8%
Kone OYJ, Class B	56,798	2,313,534

France — 7.1%
Air Liquide SA	32,121	4,423,022
Legrand SA	57,245	3,550,157
Rubis SCA	31,814	2,236,483
Sanofi	43,624	4,535,937
Total SA	86,391	5,608,117

		20,353,716

Germany — 5.7%
Adidas AG	22,837	2,660,450
Brenntag AG	11,543	2,146,946
Deutsche Post AG	78,725	2,956,751
SAP AG	51,042	4,122,927
Symrise AG	43,079	2,116,251
Wincor Nixdorf AG	30,396	2,436,362

		16,439,687

Hong Kong — 6.9%
ASM Pacific Technology, Ltd.	385,100	3,490,962
China Mobile, Ltd.	423,500	4,024,602
CNOOC, Ltd.	2,886,000	4,730,324
Power Assets Holdings, Ltd.	482,500	4,031,947
VTech Holdings, Ltd.	320,100	3,609,119

		19,886,955

Ireland — 1.1%
CRH PLC	106,077	3,140,669

Israel — 1.2%
Bezeq Israeli Telecommunication Corp., Ltd.	613,434	994,767
Teva Pharmaceutical Industries, Ltd.	53,788	2,610,417

		3,605,184

Japan — 8.4%
KDDI Corp.	78,100	4,758,751
Makita Corp.	57,400	3,192,336
Mitsubishi Electric Corp.	370,000	4,380,957
Nihon Kohden Corp.	80,700	3,251,154
Sumitomo Rubber Industries, Ltd.	332,300	4,470,067
Toyota Tsusho Corp.	174,000	4,281,183

		24,334,448

Malaysia — 4.4%
Axiata Group Bhd	2,609,000	5,215,611
Lafarge Malaysia Bhd	487,900	1,301,464
Magnum Bhd	1,135,300	1,070,678

Description	Shares	Value
Common Stocks (continued)

Malaysia (continued)
Malayan Banking Bhd	1,680,297	$ 5,015,506

		12,603,259

Netherlands — 3.9%
Koninklijke Vopak NV	65,414	3,831,948
Reed Elsevier NV	188,939	4,141,386
Unilever NV	83,034	3,292,799

		11,266,133

Norway — 0.8%
Telenor ASA	103,820	2,293,658

Singapore — 4.4%
ComfortDelGro Corp., Ltd.	2,017,000	3,070,887
Sembcorp Industries, Ltd.	513,000	2,189,350
Singapore Technologies Engineering, Ltd.	644,000	1,930,501
United Overseas Bank, Ltd.	199,000	3,238,568
Venture Corp., Ltd.	380,000	2,263,243

		12,692,549

Sweden — 3.1%
Assa Abloy AB, Class B	73,608	3,748,335
Atlas Copco AB, A Shares	114,957	3,229,084
Svenska Cellulosa AB SCA, B Shares	60,904	1,849,447

		8,826,866

Switzerland — 12.2%
Givaudan SA	1,117	1,752,655
Nestle SA	113,893	8,624,529
Novartis AG	85,852	7,169,789
Panalpina Welttransport Holding AG	13,068	2,167,847
Roche Holding AG	27,341	8,437,007
Schindler Holding AG	10,571	1,585,349
Syngenta AG	3,915	1,424,446
Zurich Insurance Group AG (1)	12,827	3,930,502

		35,092,124

Taiwan — 2.6%
Advantech Co., Ltd.	340,400	2,151,515
Chunghwa Telecom Co., Ltd.	821,000	2,492,970
MediaTek, Inc.	193,000	2,834,675

		7,479,160

United Kingdom — 14.8%
BP PLC	397,826	3,360,211
British American Tobacco PLC	54,259	2,952,933
British Sky Broadcasting Group PLC	186,225	2,931,327
GlaxoSmithKline PLC	146,402	4,097,810
Legal & General Group PLC	1,004,930	4,045,467
National Grid PLC	235,147	3,285,974
Royal Dutch Shell PLC, A Shares	153,916	5,620,373
Royal Dutch Shell PLC, B Shares	112,993	4,402,976
SSE PLC	119,429	2,805,859
Tesco PLC	482,822	2,661,615
United Utilities Group PLC	250,553	3,270,500
Vodafone Group PLC	778,086	3,244,332

		42,679,377

United States — 0.6%
Verizon Communications, Inc.	37,516	1,779,009

Total Common Stocks (identified cost $222,537,427)		258,935,885

Preferred Stocks — 1.0%

Germany — 1.0%
Fuchs Petrolub AG	30,325	3,026,305

Total Preferred Stocks (identified cost $1,715,671)		3,026,305

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford International Stock Fund (continued)

Description	Principal Amount	Value
Short-Term Investments — 4.7%

Repurchase Agreement — 4.7%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 2/28/2014, to be repurchased at $13,405,607 on 3/3/2014, collateralized by a U.S. Treasury Obligation with a maturity of 5/15/2017, with a market value of $13,676,813 (at amortized cost)	$13,405,607	$ 13,405,607

Total Short-Term Investments (identified cost $13,405,607)		13,405,607

Total Investments — 95.6% (identified cost $237,658,705)		275,367,797
Other Assets and Liabilities — 4.4%		12,581,586

Total Net Assets — 100.0%		$287,949,383

Industry Division

Industry	Value	% of Total Net Assets
Agriculture	$2,952,933	1.0%
Apparel	2,660,450	0.9
Auto Parts & Equipment	4,470,067	1.6
Banks	8,254,073	2.9
Building Materials	4,442,132	1.5
Chemicals	11,863,319	4.1
Commercial Services	5,533,335	1.9
Computers	9,539,917	3.3
Distribution/Wholesale	4,281,183	1.5
Electric	6,837,806	2.4
Electrical Components & Equipment	3,550,157	1.2
Electronics	2,263,243	0.8
Engineering & Construction	4,119,852	1.4
Food	22,424,226	7.8
Forest Products & Paper	1,849,447	0.6
Gas	5,522,457	1.9
Hand/Machine Tools	4,777,685	1.7
Healthcare-Products	3,251,154	1.1
Holding Companies-Diversified	1,070,678	0.4
Insurance	11,110,599	3.9
Machinery-Construction & Mining	7,610,041	2.6
Machinery-Diversified	2,313,534	0.8
Media	7,072,713	2.5
Metal Fabricate/Hardware	3,748,335	1.3
Mining	4,236,782	1.5
Oil & Gas	27,898,667	9.7
Pharmaceuticals	26,850,959	9.3
Semiconductors	6,325,637	2.2
Software	4,122,927	1.4
Telecommunications	32,683,643	11.4
Transportation	12,027,434	4.2
Water	3,270,500	1.1

Total Common Stocks	258,935,885	89.9
Preferred Stocks	3,026,305	1.0
Repurchase Agreement	13,405,607	4.7

Total Investments	275,367,797	95.6
Other Assets and Liabilities	12,581,586	4.4

Total Net Assets	$287,949,383	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	4.9%
Consumer Staples	8.8
Energy	10.7
Financials	7.1
Healthcare	10.5
Industrials	18.2
Information Technology	8.2
Materials	7.0
Telecommunication Services	10.1
Utilities	5.4
Other Assets & Liabilities, Net	9.1

Total	100.0%

Global Natural Resources Fund

Description	Shares	Value
Common Stocks — 99.2%

Australia — 4.1%
BHP Billiton, Ltd., ADR	593	$ 40,858

Bermuda — 2.5%
Bunge, Ltd.	308	24,520

Brazil — 0.8%
BRF SA, ADR	441	8,053

Canada — 33.1%
Agrium, Inc.	334	30,822
Athabasca Oil Corp. (1)	2,052	15,845
Bankers Petroleum, Ltd. (1)	3,527	15,671
Barrick Gold Corp.	513	10,455
Bellatrix Exploration, Ltd. (1)	2,298	17,536
Canadian Natural Resources, Ltd.	710	25,981
Canyon Services Group, Inc.	976	10,665
Encana Corp.	555	10,534
Franco-Nevada Corp.	200	10,221
Imperial Metals Corp. (1)	1,349	21,746
Keyera Corp.	200	12,064
MBAC Fertilizer Corp. (1)	14,309	14,085
MEG Energy Corp. (1)	1,310	40,366
Platinum Group Metals, Ltd. (1)	6,272	7,194
Potash Corp. of Saskatchewan, Inc.	455	15,039
Precision Drilling Corp.	1,250	13,825
ShawCor, Ltd.	250	10,325
Silver Wheaton Corp.	782	19,964
Suncor Energy, Inc.	587	19,395
Trilogy Energy Corp.	380	9,640

		331,373

France — 1.6%
Total SA	243	15,774

Israel — 1.4%
Evogene, Ltd. (1)	756	14,403

Japan — 3.5%
JGC Corp.	400	14,790
Nippon Steel & Sumitomo Metal Corp.	7,000	20,429

		35,219

Jersey — 2.0%
Glencore Xstrata PLC	3,534	19,481

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Global Natural Resources Fund (continued)

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Mexico — 1.4%
Grupo Mexico SAB de C.V.	4,600	$ 14,084

Netherlands — 1.5%
Core Laboratories	54	10,154
Nutreco NV	113	5,145

		15,299

United Kingdom — 6.5%
Antofagasta PLC	1,009	15,215
Johnson Matthey PLC	188	10,269
Rio Tinto PLC	682	39,201

		64,685

United States — 40.8%
Andersons, Inc.	172	9,432
Balchem Corp.	345	17,426
C&J Energy Services, Inc. (1)	397	10,262
Cal-Maine Foods, Inc.	100	5,257
Cameron International Corp. (1)	160	10,249
CF Industries Holdings, Inc.	63	15,807
Concho Resources, Inc. (1)	226	27,375
Continental Resources, Inc. (1)	88	10,518
E.I. du Pont de Nemours & Co.	468	31,178
EQT Corp.	157	16,059
Geospace Technologies Corp. (1)	206	15,815
Halliburton Co.	475	27,075
Landec Corp. (1)	1,617	16,477
Lindsay Corp.	120	10,183
Monsanto Co.	333	36,637
Pioneer Natural Resources Co.	54	10,864
Raven Industries, Inc.	242	8,850
Royal Gold, Inc.	428	29,408
S&W Seed Co. (1)	711	4,501
Southern Copper Corp.	321	9,794
Tesoro Corp.	204	10,406
Tyson Foods, Inc., Class A	1,022	40,318
Valero Energy Corp.	713	34,210

		408,101

Total Common Stocks (identified cost $971,422)		991,850

Short-Term Investments — 2.8%

European Time Deposit — 2.8%
State Street Euro Dollar Time Deposit, 0.010%, 3/3/2014	$28,488	28,488

Total Short-Term Investments (identified cost $28,488)		28,488

Total Investments — 102.0% (identified cost $999,910)		1,020,338
Other Assets and Liabilities — (2.0)%		(20,411)

Total Net Assets — 100.0%		$ 999,927

Industry Division

Industry	Value	% of Total Net Assets
Agriculture	$38,453	3.8%
Biotechnology	14,403	1.4
Chemicals	187,740	18.8
Engineering & Construction	14,790	1.5

Industry	Value	% of Total Net Assets
Food	$58,772	5.9%
Gas	12,064	1.2
Iron/Steel	20,428	2.0
Machinery-Diversified	10,183	1.0
Mining	237,621	23.8
Miscellaneous Manufacturing	8,850	0.9
Oil & Gas	294,000	29.4
Oil & Gas Services	94,546	9.5

Total Common Stocks	991,850	99.2
European Time Deposit	28,488	2.8

Total Investments	1,020,338	102.0
Other Assets and Liabilities	(20,411)	(2.0)

Total Net Assets	$999,927	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	0.9%
Consumer Staples	8.8
Energy	38.5
Healthcare	1.4
Industrials	5.0
Materials	44.6
Other Assets & Liabilities, Net	0.8

Total	100.0%

Lloyd George Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 89.1%

Bermuda — 5.5%
Credicorp, Ltd.	24,000	$ 3,117,600
Giordano International, Ltd.	3,636,000	2,380,099
Jardine Matheson Holdings, Ltd.	52,800	3,067,680

		8,565,379

Brazil — 1.8%
AES Tiete SA	97,100	613,721
CCR SA	317,800	2,179,432

		2,793,153

Chile — 1.9%
Aguas Andinas SA, Class A	3,753,810	2,290,686
Banco Santander-Chile, ADR	27,946	603,074

		2,893,760

Colombia — 0.6%
Ecopetrol SA, ADR	25,860	887,774

Hong Kong — 7.1%
China Mobile, Ltd.	272,000	2,584,868
SJM Holdings, Ltd.	1,507,000	4,854,682
Swire Pacific, Ltd.	360,000	763,554
Television Broadcasts, Ltd.	196,900	1,217,852
VTech Holdings, Ltd.	134,100	1,511,974

		10,932,930

India — 16.7%
Bata India, Ltd.	73,359	1,258,809
Emami, Ltd.	430,808	3,205,342
ITC, Ltd.	1,290,280	6,786,565

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Lloyd George Emerging Markets Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

India (continued)
Mahindra & Mahindra, Ltd.	154,920	$ 2,432,029
Nestle India, Ltd.	37,370	2,918,212
Tata Consultancy Services, Ltd.	108,790	3,987,650
Titan Co., Ltd.	448,974	1,754,461
Yes Bank, Ltd.	708,210	3,476,491

		25,819,559

Indonesia — 6.2%
Bank Mandiri Persero Tbk PT	5,266,704	4,128,435
Kalbe Farma Tbk PT	21,965,300	2,743,534
Unilever Indonesia Tbk PT	1,124,200	2,767,165

		9,639,134

Malaysia — 2.0%
Public Bank Bhd	519,100	3,019,700

Mexico — 8.8%
Bolsa Mexicana de Valores SAB de C.V.	1,487,267	2,691,734
Grupo Financiero Banorte SAB de C.V., Class O	666,500	4,314,916
Grupo Herdez SAB de C.V.	1,015,546	2,662,785
Wal-Mart de Mexico SAB de C.V.	1,863,014	3,933,744

		13,603,179

Peru — 0.2%
Cia de Minas Buenaventura SA, ADR	29,960	377,496

Philippines — 10.0%
Metropolitan Bank & Trust Co.	2,152,034	3,953,552
Philippine Long Distance Telephone Co.	75,955	4,587,760
Universal Robina Corp.	2,238,450	7,021,015

		15,562,327

Russia — 1.6%
Sberbank of Russia	994,530	2,517,951

Singapore — 4.5%
Jardine Cycle & Carriage, Ltd.	141,000	4,364,643
Parkson Retail Asia, Ltd.	3,596,000	2,652,357

		7,017,000

South Africa — 6.5%
Cashbuild, Ltd.	178,067	2,282,175
Discovery, Ltd.	497,300	3,668,703
Life Healthcare Group Holdings, Ltd.	1,192,840	4,181,711

		10,132,589

South Korea — 2.7%
KT&G Corp.	47,710	3,495,009
Samsung Electronics Co., Ltd.	560	707,672

		4,202,681

Taiwan — 3.3%
St. Shine Optical Co., Ltd.	83,000	2,306,621
Taiwan Semiconductor Manufacturing Co., Ltd.	772,839	2,754,855

		5,061,476

Thailand — 7.0%
Advanced Info Service PCL	792,200	5,317,757
Bangkok Bank PCL	852,426	4,480,952
Kasikornbank PCL	199,269	1,056,660

		10,855,369

Description	Shares, Warrants or Principal Amount	Value
Common Stocks (continued)

Turkey — 2.5%
BIM Birlesik Magazalar AS	212,603	$ 3,943,773

Vietnam — 0.2%
Viet Nam Dairy Products JSC	39,000	260,616

Total Common Stocks (identified cost $136,908,211)		138,085,846

Preferred Stocks — 4.0%

Brazil — 2.4%
Cia Energetica de Minas Gerais	415,779	2,381,452
Telefonica Brasil SA	69,800	1,279,456

		3,660,908

Chile — 1.6%
Coca-Cola Embonor SA	1,310,775	2,504,442

Total Preferred Stocks (identified cost $8,315,423)		6,165,350

Warrants — 2.2%

United States — 2.2%
Citigroup Global Markets Holding, Exercise Price: $4.53, 1/20/2015 (1)	501,255	3,367,932

Total Warrants (identified cost $3,447,951)		3,367,932

Short-Term Investments — 4.1%

Repurchase Agreement — 4.1%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 2/28/2014, to be repurchased at $6,379,987 on 3/3/2014, collateralized by a U.S. Treasury Obligation with a maturity of 5/15/2017, with a market value of $6,510,344 (at amortized cost)	$6,379,987	6,379,987

Total Short-Term Investments (identified cost $6,379,987)		6,379,987

Total Investments — 99.4% (identified cost $155,051,572)		153,999,115
Other Assets and Liabilities — 0.6%		996,157

Total Net Assets — 100.0%		$154,995,272

Industry Division

Industry	Value	% of Total Net Assets
Agriculture	$10,281,573	6.6%
Apparel	1,258,809	0.8
Auto Manufacturers	2,432,029	1.6
Banks	30,669,332	19.8
Commercial Services	2,179,432	1.4
Computers	3,987,650	2.6
Distribution/Wholesale	4,364,643	2.8
Diversified Financial Services	2,691,734	1.7
Electric	613,721	0.4
Food	16,806,401	10.8
Healthcare-Products	2,306,621	1.5
Healthcare-Services	4,181,711	2.7
Holding Companies-Diversified	3,831,234	2.5

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Lloyd George Emerging Markets Equity Fund (continued)

Industry	Value	% of Total Net Assets
Household Products/Wares	$2,767,165	1.8%
Insurance	3,668,703	2.4
Lodging	4,854,682	3.1
Media	1,217,852	0.8
Mining	377,496	0.3
Oil & Gas	887,774	0.6
Pharmaceuticals	5,948,876	3.8
Retail	13,002,835	8.4
Semiconductors	3,462,528	2.2
Telecommunications	14,002,359	9.0
Water	2,290,686	1.5

Total Common Stocks	138,085,846	89.1
Preferred Stocks	6,165,350	4.0
Warrants	3,367,932	2.2
Repurchase Agreement	6,379,987	4.1

Total Investments	153,999,115	99.4
Other Assets and Liabilities	996,157	0.6

Total Net Assets	$154,995,272	100.0%

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	15.0%
Consumer Staples	25.5
Energy	0.6
Financials	24.4
Healthcare	5.9
Industrials	3.4
Information Technology	5.8
Materials	0.2
Telecommunication Services	8.8
Utilities	3.5
Warrants	2.2
Other Assets & Liabilities, Net	4.7

Total	100.0%

TCH Emerging Markets Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 74.0%

Bahrain — 2.7%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	$200,000	$197,200

Bermuda — 2.9%
Qtel International Finance, Ltd., 5.000%, 10/19/2025	200,000	210,500

Brazil — 6.1%
Banco Bradesco SA/Cayman Islands, 5.900%, 1/16/2021 (5)(6)	100,000	104,000
Itau Unibanco Holding SA/Cayman Island, 5.750%, 1/22/2021 (5)(6)	150,000	152,437
Samarco Mineracao SA, 4.125%, 11/1/2022 (5)(6)	200,000	184,000

		440,437

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

British Virgin Islands — 3.3%
Arcos Dorados Holdings, Inc., 6.625%, 9/27/2023 (5)(6)	$150,000	$152,250
CNOOC Finance 2013, Ltd., 3.000%, 5/9/2023	100,000	90,756

		243,006

Canada — 3.9%
Pacific Rubiales Energy Corp., 5.125%, 3/28/2023 (5)(6)	125,000	120,625
PTTEP Canada International Finance, Ltd., 5.692%, 4/5/2021 (5)(6)	150,000	163,854

		284,479

Cayman Islands — 4.2%
Marfrig Overseas, Ltd., 9.500%, 5/4/2020 (5)(6)	100,000	99,250
Petrobras International Finance Co., 6.875%, 1/20/2040	100,000	99,428
Vale Overseas, Ltd., 6.875%, 11/21/2036	100,000	107,933

		306,611

Chile — 2.8%
Empresa de Transporte de Pasajeros Metro SA, 4.750%, 2/4/2024 (5)(6)	200,000	205,582

Colombia — 4.4%
Bancolombia SA, 6.125%, 7/26/2020	150,000	157,125
Ecopetrol SA, 5.875%, 9/18/2023	150,000	163,125

		320,250

Costa Rica — 2.8%
Banco de Costa Rica, 5.250%, 8/12/2018 (5)(6)	200,000	201,500

Ireland — 1.7%
RZD Capital PLC, 5.700%, 4/5/2022	125,000	126,563

Kazakstan — 5.2%
Eurasian Development Bank, 4.767%, 9/20/2022 (5)(6)	200,000	192,554
KazMunayGas National Co. JSC, 4.400%, 4/30/2023 (5)(6)	200,000	188,500

		381,054

Luxembourg — 4.6%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (5)(6)	200,000	202,000
Gazprom OAO Via Gaz Capital SA, 4.950%, 2/6/2028 (5)(6)	150,000	132,375

		334,375

Mexico — 11.9%
Alpek SA de C.V., 5.375%, 8/8/2023 (5)(6)	100,000	100,250
Comision Federal de Electricidad, 4.875%, 1/15/2024 (5)(6)	200,000	203,000
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (5)(6)	200,000	206,500
Mexichem SAB de C.V., 6.750%, 9/19/2042 (5)(6)	150,000	144,750
Petroleos Mexicanos, 6.375%, 1/23/2045 (5)(6)	200,000	212,831

		867,331

Netherlands — 5.0%
Indosat Palapa Co. BV, 7.375%, 7/29/2020 (5)(6)	150,000	162,188

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Emerging Markets Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Netherlands (continued)
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5)(6)	$200,000	$ 201,500

		363,688

Peru — 2.8%
Corp Financiera de Desarrollo SA, 4.750%, 2/8/2022 (5)(6)	200,000	200,250

Turkey — 2.8%
Turkiye Is Bankasi, 7.850%, 12/10/2023 (5)(6)	200,000	201,380

United States — 4.8%
Braskem America Finance Co., 7.125%, 7/22/2041 (5)(6)	200,000	186,000
Southern Copper Corp., 7.500%, 7/27/2035	150,000	166,173

		352,173

Venezuela — 2.1%
Corp Andina de Fomento, 4.375%, 6/15/2022	150,000	153,717

Total Corporate Bonds & Notes (identified cost $5,269,122)		5,390,096

International Bonds — 22.9%

Armenia — 2.1%
Republic of Armenia, 6.000%, 9/30/2020 (5)(6)	150,000	154,500

Colombia — 0.9%
Colombia Government International Bond, 8.125%, 5/21/2024	50,000	65,000

Croatia — 2.1%
Croatia Government International Bond, 5.500%, 4/4/2023 (5)(6)	150,000	152,250

Hungary — 1.1%
Hungary Government International Bond, 5.750%, 11/22/2023	80,000	82,700

Indonesia — 3.0%
Perusahaan Penerbit SBSN Indonesia, 6.125%, 3/15/2019 (5)(6)	200,000	219,000

Mongolia — 2.5%
Mongolia Government International Bond, 4.125%, 1/5/2018 (5)(6)	200,000	182,000

Slovenia — 2.9%
Slovenia Government International Bond, 4.750%, 5/10/2018 (5)(6)	200,000	213,024

South Africa — 2.9%
South Africa Government International Bond, 5.875%, 9/16/2025	200,000	214,600

Sri Lanka — 2.2%
Sri Lanka Government International Bond, 6.250%, 7/27/2021 (5)(6)	150,000	157,125

Turkey — 3.2%
Hazine Mustesarligi Varlik Kiralama AS, 4.557%, 10/10/2018 (5)(6)	225,000	229,500

Total International Bonds (identified cost $1,606,321)		1,669,699

Description	Principal Amount	Value
Short-Term Investments — 1.6%

Repurchase Agreement — 1.6%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 2/28/2014, to be repurchased at $119,020 on 3/3/2014, collateralized by a U.S. Treasury Obligation with a maturity of 5/15/2017, with a market value of $124,438 (at amortized cost)	$119,020	$ 119,020

Total Short-Term Investments (identified cost $119,020)		119,020

Total Investments — 98.5% (identified cost $6,994,463)		7,178,815
Other Assets and Liabilities — 1.5%		111,174

Total Net Assets — 100.0%		$7,289,989

Industry Division

Industry	Value	% of Total Net Assets
Banks	$816,443	11.2%
Chemicals	637,500	8.7
Diversified Financial Services	200,250	2.8
Electric	203,000	2.8
Food	99,250	1.4
Iron/Steel	291,933	4.0
Mining	166,173	2.3
Multi-National	346,271	4.8
Oil & Gas	1,373,494	18.8
Retail	152,250	2.1
Telecommunications	569,888	7.8
Transportation	533,644	7.3

Total Corporate Bonds & Notes	5,390,096	74.0
International Bonds	1,669,699	22.9
Repurchase Agreement	119,020	1.6

Total Investments	7,178,815	98.5
Other Assets and Liabilities	111,174	1.5

Total Net Assets	$7,289,989	100.0%

Portfolio Sector Allocations*
Sector	Fund
Corporate Bonds & Notes	74.0%
International Bonds	22.9
Other Assets & Liabilities, Net	3.1

Total	100.0%

Ultra Short Tax-Free Fund

Description	Principal Amount	Value
Municipals — 95.0%

Alabama — 1.4%
Health Care Authority for Baptist Health, 0.500%, 11/1/2042 (3)	$5,750,000	$5,750,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Alabama (continued)
Health Care Authority for Baptist Health, AGC, 0.740%, 11/15/2037, Call 3/7/2014 (3)(14)	$ 525,000	$ 525,000
Other securities		2,483,347

		8,758,347

Arizona — 2.9%
Arizona Health Facilities Authority:
1.880%, 2/5/2020, Call 8/9/2019 (3)	3,250,000	3,198,780
1.880%, 2/5/2020, Call 8/9/2019 (3)	750,000	737,407
4.000%, 7/1/2015	140,000	146,315
Arizona Health Facilities Authority, NATL-RE FGIC, 5.500%, 6/1/2014	1,130,000	1,138,837
Scottsdale Industrial Development Authority, FSA, 1.100%, 9/1/2045, Call 3/4/2014 (3)(14)	3,875,000	3,875,000
Other securities		9,426,005

		18,522,344

Arkansas — 0.7%
Other securities		4,780,939

California — 7.6%
Northern California Gas Authority No. 1, 0.795%, 7/1/2019 (3)	7,000,000	6,775,090
Puttable Floating Option Tax-Exempt Receipts:
0.380%, 2/1/2025 (3)(5)(6)	1,940,000	1,940,000
0.460%, 8/1/2030, Call 4/3/2014 (3)(5)(6)	5,060,000	5,060,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.310%, 8/1/2037, Call 8/1/2017 (3)(5)(6)	2,500,000	2,500,000
State of California, FSA, 0.360%, 8/1/2027 (3)(5)(6)	7,480,000	7,480,000
Other securities		25,201,553

		48,956,643

Colorado — 5.2%
E-470 Public Highway Authority:
1.210%, 8/31/2017, Call 3/1/2017 (3)(4)	4,600,000	4,601,334
2.750%, 9/1/2014 (3)	2,000,000	2,000,000
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	100,000	108,360
Goldsmith Metropolitan District, 1.400%, 12/1/2034, Call 4/1/2014 (3)	4,960,000	4,960,000
Puttable Floating Option Tax-Exempt Receipts, 0.380%, 12/1/2028 (3)	7,100,000	7,100,000
University of Colorado, NATL-RE, 0.280%, 6/1/2025 (3)	5,415,000	5,415,000
Other securities		9,224,170

		33,408,864

Connecticut — 1.2%
JPMorgan Chase Putters/Drivers Trust, 0.240%, 6/27/2014 (3)(5)(6)	4,995,000	4,995,000

Description	Principal Amount	Value
Municipals (continued)

Connecticut (continued)
Other securities		$ 2,601,408

		7,596,408

District of Columbia — 0.9%
District of Columbia, AGC, 0.280%, 7/15/2017 (3)(5)(6)	$ 5,310,000	5,310,000
Other securities		537,482

		5,847,482

Florida — 6.4%
City of Gulf Breeze, 1.750%, 12/1/2015 (3)	9,000,000	9,024,480
County of Madison, 2.000%, 11/1/2014, Call 5/1/2014	10,000,000	10,008,700
Miami-Dade County Expressway Authority, 0.710%, 4/10/2014, Call 3/3/2014 (3)(5)(6)	5,000,000	5,000,000
Orlando Community Redevelopment Agency:
3.000%, 4/1/2014	1,005,000	1,005,050
3.000%, 4/1/2014	220,000	220,328
5.000%, 4/1/2015	1,835,000	1,876,526
5.000%, 4/1/2015	500,000	518,920
Other securities		13,613,913

		41,267,917

Georgia — 3.0%
City of Atlanta, 1.604%, 11/1/2018, Call 5/1/2018 (3)	2,750,000	2,787,840
City of Atlanta, FSA, 0.330%, 11/1/2043 (3)	7,000,000	7,000,000
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.410%, 10/1/2024, Call 10/1/2017 (3)(5)(6)	4,000,000	4,000,000
Other securities		5,807,534

		19,595,374

Idaho — 0.0%
Other securities		100,183

Illinois — 6.6%
Barclays Capital Municipal Trust Receipts, 0.280%, 12/1/2030, Call 12/1/2021 (3)(5)(6)	4,000,000	4,000,000
City of Chicago, 0.350%, 1/1/2034, Call 3/3/2014 (3)	11,955,000	11,955,000
City of Chicago, NATL-RE:
5.250%, 1/1/2016, Call 4/3/2014	200,000	200,710
5.250%, 1/1/2017, Call 4/3/2014	840,000	842,940
Other securities		25,514,160

		42,512,810

Indiana — 4.1%
Indiana Bond Bank, 0.460%, 4/15/2017 (3)(5)(6)	7,000,000	7,000,000
Indiana Finance Authority, 2.200%, 2/1/2016, Call 8/1/2015	4,450,000	4,454,272
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.420%, 7/1/2022, Call 3/3/2014 (3)	5,600,000	5,600,000
Other securities		9,221,152

		26,275,424

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Iowa — 0.8%
Other securities		$ 5,480,634

Kansas — 0.2%
Other securities		1,442,930

Kentucky — 1.6%
Kentucky State Property & Building Commission, AGC, 0.280%, 2/1/2027, Call 2/1/2019 (3)(5)(6)	$ 5,990,000	5,990,000
Other securities		4,098,847

		10,088,847

Louisiana — 3.2%
Parish of St. James, 0.310%, 11/1/2040, Call 3/3/2014 (3)	9,000,000	9,000,000
Other securities		11,849,357

		20,849,357

Maine — 0.1%
Other securities		517,062

Maryland — 1.7%
City of Baltimore, NATL-RE, 0.320%, 7/1/2020 (3)(5)(6)	10,000,000	10,000,000
Other securities		1,028,275

		11,028,275

Massachusetts — 0.6%
Other securities		3,715,406

Michigan — 2.5%
Michigan Finance Authority:
3.000%, 5/1/2014	100,000	100,365
3.000%, 12/1/2014	120,000	122,533
3.000%, 5/1/2015	160,000	163,424
3.500%, 4/1/2014	130,000	130,254
4.000%, 6/1/2014	500,000	503,950
4.000%, 4/1/2015	135,000	137,979
5.000%, 6/1/2014	1,225,000	1,237,593
5.000%, 6/1/2015	1,500,000	1,562,850
Other securities		12,453,840

		16,412,788

Minnesota — 0.4%
Other securities		2,743,165

Mississippi — 1.3%
Mississippi Business Finance Corp., 1.490%, 12/1/2036, Call 3/3/2014 (3)	8,000,000	8,000,000
Other securities		603,200

		8,603,200

Missouri — 0.6%
Other securities		3,542,986

Nebraska — 0.1%
Other securities		710,696

Nevada — 0.4%
Other securities		2,895,329

New Hampshire — 0.3%
Other securities		1,747,288

New Jersey — 9.2%
New Jersey Economic Development Authority:
0.330%, 11/1/2031, Call 3/3/2014 (3)	8,440,000	8,440,000

Description	Principal Amount	Value
Municipals (continued)

New Jersey (continued)
0.330%, 11/1/2040, Call 3/3/2014 (3)	$6,060,000	$ 6,060,000
0.330%, 11/1/2040, Call 3/3/2014 (3)	5,000,000	5,000,000
0.730%, 3/1/2036, Call 3/3/2014 (3)	6,150,000	6,150,000
1.240%, 5/1/2036, Call 3/3/2014 (3)	8,465,000	8,465,000
1.630%, 3/1/2028, Call 3/1/2023 (3)	3,150,000	3,133,746
1.730%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,054,150
1.830%, 2/1/2018, Call 8/1/2017 (3)	500,000	516,830
5.000%, 6/15/2015	1,130,000	1,191,992
New Jersey Economic Development Authority, AGM, 5.000%, 9/1/2014 (3)	125,000	127,949
New Jersey Health Care Facilities Financing Authority:
0.330%, 7/1/2038, Call 3/3/2014 (3)	4,300,000	4,300,000
3.250%, 7/1/2016	515,000	538,134
New Jersey Health Care Facilities Financing Authority, AGC, 0.470%, 7/1/2038, Call 7/1/2019 (3)(5)(6)	7,002,902	7,002,902
Other securities		5,601,509

		59,582,212

New York — 6.9%
Metropolitan Transportation Authority, AGM, 0.309%, 11/1/2022, Call 3/5/2014 (3)(14)	3,525,000	3,365,222
Metropolitan Transportation Authority, AMBAC, 0.420%, 11/15/2023 (3)(5)(6)	5,445,000	5,445,000
New York City Municipal Water Finance Authority:
0.270%, 6/15/2032, Call 3/17/2014 (3)	5,000,000	5,000,000
0.280%, 6/15/2033, Call 3/17/2014 (3)	100,000	100,000
0.300%, 6/15/2032, Call 3/15/2014 (3)	5,000,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.300%, 8/1/2023, Call 3/3/2014 (3)	2,500,000	2,500,000
New York City Transitional Finance Authority, AGM, 0.490%, 11/1/2027, Call 3/7/2014 (3)(14)	275,000	275,000
New York City Transitional Finance Authority, FSA, 0.100%, 11/1/2027, Call 3/6/2014 (3)(14)	625,000	625,000
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.450%, 12/1/2025, Call 3/3/2014 (3)(5)(6)	6,330,000	6,330,000
Other securities		15,767,977

		44,408,199

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

North Carolina — 1.1%
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.057%, 11/1/2018, Call 4/4/2014 (3)(14)	$4,275,000	$ 4,104,505
Other securities		2,781,867

		6,886,372

North Dakota — 2.1%
City of Williston, AGM, 2.650%, 11/1/2020, Call 5/1/2015	4,000,000	4,023,560
Williston Parks & Recreation District:
1.150%, 3/1/2014	110,000	110,000
2.000%, 3/1/2032, Call 3/19/2014	2,765,000	2,761,489
3.250%, 3/1/2032, Call 3/19/2014	2,960,000	2,945,318
Other securities		3,708,092

		13,548,459

Ohio — 0.2%
Other securities		1,207,513

Oklahoma — 0.1%
Other securities		724,781

Oregon — 1.2%
Port of Morrow, 0.300%, 2/1/2027, Call 3/3/2014 (3)	4,360,000	4,360,000
Other securities		3,129,822

		7,489,822

Pennsylvania — 5.3%
Butler County Hospital Authority, 0.240%, 10/1/2042, Call 4/1/2014 (3)	6,570,000	6,570,000
Pennsylvania Turnpike Commission:
0.430%, 6/1/2040, Call 12/1/2020 (3)(5)(6)	7,000,000	7,000,000
1.180%, 12/1/2019, Call 6/1/2019 (3)	1,725,000	1,758,896
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.420%, 6/1/2034 (3)(5)(6)	6,905,000	6,905,000
Other securities		12,038,832

		34,272,728

Puerto Rico — 0.5%
Other securities		3,127,673

Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp., 0.290%, 6/1/2035, Call 4/1/2014 (3)	4,750,000	4,750,000

South Carolina — 0.4%
Other securities		2,639,854

South Dakota — 0.1%
Other securities		360,989

Tennessee — 1.6%
Franklin Public Building Authority, 0.300%, 6/1/2037, Call 3/3/2014 (3)	7,950,000	7,950,000

Description	Shares or Principal Amount	Value
Municipals (continued)

Tennessee (continued)
Other securities		$ 2,705,296

		10,655,296

Texas — 9.7%
Central Texas Regional Mobility Authority:
3.000%, 1/4/2016, Call 7/1/2015 (3)	$ 3,000,000	3,003,030
4.000%, 1/1/2015	380,000	386,787
Denton Independent School District, PSF, 0.310%, 8/15/2022, Call 8/15/2016 (3)(5)(6)	4,235,000	4,235,000
Port of Port Arthur Navigation District:
0.280%, 12/1/2039, Call 3/3/2014 (3)	10,000,000	10,000,000
0.280%, 11/1/2040, Call 3/3/2014 (3)	5,000,000	5,000,000
Puttable Floating Option Tax-Exempt Receipts, FSA, 0.280%, 12/1/2028 (3)	1,368,000	1,368,000
Texas Transportation Commission, 0.300%, 4/1/2026, Call 3/3/2014 (3)	15,000,000	15,000,000
Other securities		23,973,865

		62,966,682

Utah — 0.5%
Other securities		3,000,000

Virginia — 0.0%
Other securities		229,006

Washington — 0.2%
Other securities		1,569,701

West Virginia — 0.1%
Other securities		860,590

Wisconsin — 1.3%
Other securities		8,712,020

Total Municipals (identified cost $613,538,796)		614,392,595

Short-Term Investments — 4.8%

Mutual Funds — 2.9%
BMO Tax-Free Money Market Fund, Class I, 0.011% (10)	18,442,896	18,442,896

Short-Term Municipals — 1.9%

Florida — 0.8%
JPMorgan Chase Putters/Drivers Trust, 0.280%, 3/20/2014 (3)(5)(6)	$ 5,000,000	5,000,000
Other securities		115,401

		5,115,401

Illinois — 0.1%
Other securities		702,137

New Mexico — 0.0%
Other securities		224,017

New York — 0.7%
Nassau Health Care Corp., 2.250%, 1/15/2015, Call 12/1/2014	4,700,000	4,733,746

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Value
Short-Term Municipals (continued)

Texas — 0.3%
Other securities	$ 1,675,369

Total Short-Term Municipals	12,450,670

Total Short-Term Investments (identified cost $30,892,954)	30,893,566

Total Investments — 99.8% (identified cost $644,431,750)	645,286,161
Other Assets and Liabilities — 0.2%	1,430,717

Total Net Assets — 100.0%	$646,716,878

Portfolio Credit Ratings*
Sector	Fund
AAA	7.4%
AA	23.9
A	38.9
BBB	18.4
BB	0.7
NR	7.6
Other Assets & Liabilities, Net	3.1

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—14.0%
School District	4.1%
State or Local	9.9
Revenue Bonds—86.0%
Appropriation	17.8
Education	8.2
General Revenue	3.7
Healthcare	19.6
Housing	2.3
Industrial Revenue	5.3
Power	1.9
Special Tax	7.2
Tobacco	0.2
Transportation	9.6
Water & Sewer	7.1
Other Assets & Liabilities, Net	3.1

Total	100.0%

Short Tax-Free Fund

Description	Principal Amount	Value
Municipals — 88.5%

Alabama — 1.1%
Health Care Authority for Baptist Health, AGC, 0.740%, 11/15/2037, Call 3/7/2014 (3)(14)	$600,000	$600,000

Description	Principal Amount	Value
Municipals (continued)

Alabama (continued)
Other securities		$ 305,848

		905,848

Alaska — 0.9%
City of Valdez, 5.000%, 1/1/2021	$500,000	585,115
Other securities		147,875

		732,990

Arizona — 2.5%
Arizona Health Facilities Authority:
1.880%, 2/5/2020, Call 8/9/2019 (3)	250,000	246,060
1.880%, 2/5/2020, Call 8/9/2019 (3)	250,000	245,802
JPMorgan Chase Putters/Drivers Trust, 0.390%, 9/1/2033, Call 3/3/2014 (3)(5)(6)	500,000	500,000
Other securities		1,040,166

		2,032,028

Arkansas — 1.2%
Other securities		971,805

California — 10.7%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	583,160
Bay Area Toll Authority, 1.130%, 4/1/2024, Call 10/1/2023 (3)	500,000	499,995
California Statewide Communities Development Authority, 3.500%, 11/1/2018 (4)	250,000	250,312
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	209,186
Northern California Gas Authority No. 1:
0.765%, 7/1/2017 (3)	50,000	48,724
0.795%, 7/1/2019 (3)	500,000	483,935
State of California, 0.939%, 12/3/2018, Call 6/1/2018 (3)	500,000	505,845
Twin Rivers Unified School District, AGM:
3.200%, 6/1/2020, Call 5/1/2014 (3)	245,000	245,002
3.200%, 6/1/2020, Call 5/1/2014 (3)	295,000	295,041
Other securities		5,482,953

		8,604,153

Colorado — 2.2%
Colorado Health Facilities Authority:
4.000%, 10/1/2018	165,000	175,481
4.500%, 2/1/2019	250,000	270,062
E-470 Public Highway Authority, 1.210%, 8/31/2017, Call 3/1/2017 (3)(4)	400,000	400,116
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2017, Call 9/1/2016	300,000	320,838
Other securities		591,192

		1,757,689

Connecticut — 0.5%
Other securities		415,110

Delaware — 0.7%
Other securities		527,160

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida — 6.1%
Florida Municipal Power Agency, AMBAC:
0.058%, 10/1/2021 (3)(14)	$500,000	$ 459,856
0.070%, 10/1/2021, Call 3/6/2014 (3)(14)	250,000	229,928
Florida Municipal Power Agency, NATL-RE FGIC, 0.088%, 10/1/2027 (3)(14)	25,000	23,025
Miami-Dade County Expressway Authority, 0.710%, 4/10/2014, Call 3/3/2014 (3)(5)(6)	500,000	500,000
Other securities		3,730,424

		4,943,233

Georgia — 2.9%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	557,990
City of Atlanta:
1.604%, 11/1/2018, Call 5/1/2018 (3)	250,000	253,440
6.000%, 11/1/2029, Call 11/1/2019	290,000	337,392
Other securities		1,177,550

		2,326,372

Idaho — 0.2%
Other securities		172,787

Illinois — 10.1%
Adams County School District No. 172, 4.000%, 2/1/2016	600,000	634,470
City of Chicago:
0.350%, 1/1/2034, Call 3/3/2014 (3)	200,000	200,000
5.000%, 1/1/2018	50,000	55,104
City of Chicago, AMBAC:
4.000%, 1/1/2017, Call 7/1/2015	50,000	52,181
5.000%, 1/1/2026, Call 1/1/2017	250,000	256,595
City of Chicago, NATL-RE, 5.250%, 1/1/2016, Call 4/3/2014	195,000	195,692
City of Springfield, 5.000%, 3/1/2016	350,000	374,199
City of Springfield, NATL-RE, 5.000%, 3/1/2014	125,000	125,000
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC:
0.000%, 1/1/2017	350,000	332,552
0.000%, 1/1/2018	350,000	322,287
Illinois Finance Authority:
4.000%, 10/1/2018	275,000	288,824
4.500%, 11/1/2019	100,000	113,361
5.000%, 8/15/2016	195,000	205,585
5.000%, 7/1/2017	250,000	269,715
5.000%, 2/15/2018	40,000	44,353
5.250%, 8/15/2015	200,000	211,474
5.500%, 8/15/2018	100,000	114,308
State of Illinois:
5.000%, 1/1/2015	300,000	311,442
5.000%, 4/1/2020	100,000	115,218
Other securities		3,885,072

		8,107,432

Indiana — 3.2%
County of Lake:
2.000%, 1/15/2017	280,000	280,930
2.000%, 7/15/2017	245,000	245,951
Other securities		2,022,491

		2,549,372

Description	Principal Amount	Value
Municipals (continued)

Iowa — 0.1%
Other securities		$ 49,936

Kansas — 0.5%
Other securities		396,738

Kentucky — 0.3%
Other securities		215,148

Louisiana — 2.1%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	$400,000	466,236
Louisiana Local Government Environmental Facilities & Community Development Authority:
0.808%, 8/1/2018, Call 2/1/2018 (3)	350,000	353,542
4.000%, 8/1/2016	180,000	192,802
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	410,000	447,076
Other securities		215,128

		1,674,784

Maine — 0.1%
Other securities		50,591

Maryland — 0.4%
Other securities		290,467

Massachusetts — 0.9%
Other securities		757,617

Michigan — 3.8%
City of Detroit Sewage Disposal System Revenue, AGM:
3.650%, 7/1/2015, Call 4/3/2014	100,000	98,289
5.500%, 7/1/2017	100,000	103,078
City of Detroit Sewage Disposal System Revenue, NATL-RE:
5.500%, 7/1/2015	170,000	171,754
5.500%, 7/1/2016	50,000	50,889
Detroit City School District, AGM Q-SBLF:
5.000%, 5/1/2014	165,000	165,841
5.000%, 5/1/2015	250,000	259,072
Other securities		2,239,824

		3,088,747

Minnesota — 0.8%
Other securities		651,575

Mississippi — 1.4%
Mississippi Business Finance Corp., 1.490%, 12/1/2036, Call 3/3/2014 (3)	500,000	500,000
Other securities		646,274

		1,146,274

Missouri — 1.9%
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.053%, 12/1/2022, Call 3/3/2014 (3)(14)	500,000	465,531
St. Louis Municipal Finance Corp., AMBAC, 5.000%, 2/15/2019, Call 2/15/2017	450,000	476,869
Other securities		604,725

		1,547,125

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Nebraska — 0.3%
Other securities		$ 205,480

Nevada — 1.5%
State of Nevada, 5.000%, 6/1/2018, Call 12/1/2017	$500,000	579,605
Other securities		652,989

		1,232,594

New Jersey — 2.5%
Other securities		1,984,961

New Mexico — 0.1%
Other securities		58,416

New York — 6.7%
City of New York, 0.300%, 4/1/2035, Call 3/3/2014 (3)	500,000	500,000
Metropolitan Transportation Authority, 5.000%, 11/15/2021, Call 11/15/2016	150,000	164,520
Metropolitan Transportation Authority, AGM:
0.309%, 11/1/2022, Call 3/5/2014 (3)(14)	450,000	429,603
0.309%, 11/1/2022, Call 3/20/2014 (3)(14)	75,000	71,598
New York City Municipal Water Finance Authority:
0.270%, 6/15/2032, Call 3/17/2014 (3)	100,000	100,000
0.280%, 6/15/2033, Call 3/17/2014 (3)	400,000	400,000
New York Local Government Assistance Corp., AGM GO OF CORP, 0.075%, 4/1/2017, Call 3/5/2014 (3)(14)	500,000	492,171
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	696,516
New York State Energy Research & Development Authority, AMBAC, 0.750%, 10/1/2028, Call 3/7/2014 (3)(14)	500,000	500,000
Triborough Bridge & Tunnel Authority, 0.626%, 1/3/2017, Call 7/1/2016 (3)	500,000	501,715
Other securities		1,541,064

		5,397,187

North Carolina — 1.1%
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.057%, 11/1/2018, Call 4/4/2014 (3)(14)	450,000	432,053
Other securities		486,780

		918,833

North Dakota — 1.5%
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 3/19/2014	670,000	666,677
Other securities		498,479

		1,165,156

Ohio — 1.1%
Other securities		899,334

Description	Principal Amount	Value
Municipals (continued)

Oklahoma — 0.9%
Other securities		$ 691,213

Oregon — 0.4%
Other securities		300,724

Pennsylvania — 6.8%
Pennsylvania Turnpike Commission, 1.180%, 12/1/2019, Call 6/1/2019 (3)	$390,000	397,663
Pennsylvania Turnpike Commission, AMBAC, 5.000%, 12/1/2024, Call 6/1/2016	250,000	263,852
York County Hospital Authority, AMBAC, AMBAC, 0.068%, 7/1/2021, Call 3/3/2014 (3)(14)	575,000	519,092
Other securities		4,322,666

		5,503,273

Puerto Rico — 0.4%
Other securities		343,505

Rhode Island — 0.3%
Other securities		251,673

South Carolina — 0.8%
Other securities		668,324

South Dakota — 0.1%
Other securities		101,672

Tennessee — 1.0%
Clarksville Natural Gas Acquisition Corp.:
5.000%, 12/15/2015	80,000	85,243
5.000%, 12/15/2016	250,000	271,930
5.000%, 12/15/2019	125,000	139,571
Other securities		315,813

		812,557

Texas — 6.2%
Clifton Higher Education Finance Corp.:
1.950%, 12/1/2015	185,000	181,790
5.000%, 8/15/2017	225,000	243,837
Hunt Memorial Hospital District, AGM, 0.250%, 8/15/2017, Call 4/1/2014 (3)	500,000	500,000
McLennan County Public Facility Corp., 6.625%, 6/1/2035, Call 12/1/2014	500,000	529,685
Port of Port Arthur Navigation District:
0.280%, 12/1/2039, Call 3/3/2014 (3)	500,000	500,000
0.280%, 11/1/2040, Call 3/3/2014 (3)	500,000	500,000
Other securities		2,520,160

		4,975,472

Virginia — 0.3%
Other securities		267,567

Washington — 0.3%
Other securities		259,606

West Virginia — 0.2%
Other securities		123,614

Wisconsin — 1.4%
Other securities		1,133,461

Total Municipals (identified cost $70,868,324)		71,209,603

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Short Tax-Free Fund (continued)

Description	Shares	Value
Short-Term Investments — 8.3%

Mutual Funds — 8.0%
BMO Tax-Free Money Market Fund, Class I, 0.011% (10)	6,428,869	$ 6,428,869

Short-Term Municipals — 0.3%

New York — 0.3%
Other securities		302,154

Total Short-Term Investments (identified cost $6,730,992)		6,731,023

Total Investments — 96.8% (identified cost $77,599,316)		77,940,626
Other Assets and Liabilities — 3.2%		2,543,801

Total Net Assets — 100.0%		$80,484,427

Portfolio Credit Ratings*
Sector	Fund
AAA	4.7%
AA	29.2
A	37.4
BBB	12.0
BB	0.3
NR	5.2
Other Assets & Liabilities, Net	11.2

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation — 18.1%
School District	8.4
State or Local	9.7
Revenue Bonds — 81.9%
Appropriation	19.3
Education	6.4
General Revenue	2.7
Healthcare	14.5
Housing	5.1
Industrial Revenue	4.6
Power	3.1
Special Tax	3.7
Tobacco	0.3
Transportation	6.0
Water & Sewer	5.0
Other Assets & Liabilities, Net	11.2

Total	100.0%

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 9.3%

Automobiles — 5.8%
Ally Auto Receivables Trust, Class A3, (Series 2011-5), 0.990%, 11/16/2015	$ 121,594	$ 121,799
AmeriCredit Auto Receivables Trust:
Class B, (Series 2012-3), 1.590%, 7/10/2017	1,855,000	1,873,040
Class C, (Series 2012-1), 2.670%, 1/8/2018	2,000,000	2,049,102
BMW Vehicle Owner Trust, Class A3, (Series 2013-A), 0.670%, 11/27/2017	1,740,000	1,743,527
Capital Auto Receivables Asset Trust/Ally, Class A2, (Series 2013-4), 0.850%, 2/21/2017	1,000,000	1,001,312
CPS Auto Receivables Trust:
Class A, (Series 2012-A), 2.780%, 6/17/2019 (5)(6)	562,564	568,123
Class A, (Series 2012-D), 1.480%, 3/16/2020 (5)(6)	572,440	567,570
Class A, (Series 2013-A), 1.310%, 6/15/2020 (5)(6)	1,476,978	1,457,008
DT Auto Owner Trust, Class A, (Series 2014-1A), 0.660%, 7/17/2017 (5)(6)	929,554	929,858
Ford Credit Auto Lease Trust, Class B, (Series 2012-A), 1.610%, 10/15/2016 (5)(6)	660,000	663,416
Ford Credit Auto Owner Trust, Class A3, (Series 2014-A), 0.790%, 5/15/2018	1,430,000	1,434,726
Santander Drive Auto Receivables Trust, Class B, (Series 2013-1), 1.160%, 1/15/2019	545,000	546,525
Volkswagen Auto Loan Enhanced Trust, Class A3, (Series 2013-2), 0.700%, 4/20/2018	1,000,000	1,000,564
Wheels LLC, Class A2, (Series 2012-1), 1.190%, 3/20/2021 (5)(6)	567,225	568,512

		14,525,082

Credit Cards — 1.1%
American Express Credit Account Master Trust, Class A, (Series 2013-3), 0.980%, 5/15/2019	1,100,000	1,102,005
Capital One Multi-Asset Execution Trust, Class A3, (Series 2013-A3), 0.960%, 9/16/2019	1,600,000	1,600,266

		2,702,271

Other Financial — 2.4%
Ally Master Owner Trust, Class A2, (Series 2014-1), 1.290%, 1/15/2019	1,150,000	1,153,872
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.396%, 4/25/2037 (3)(5)(6)	550,243	340,769
GE Equipment Transportation LLC, Class A4, (Series 2013-1), 0.900%, 3/24/2021	2,415,000	2,410,817

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Other Financial (continued)
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.839%, 10/25/2023 (3)(5)(6)	$1,945,000	$ 1,949,643

		5,855,101

Total Asset-Backed Securities (identified cost $23,290,456)		23,082,454

Collateralized Mortgage Obligations — 6.0%

Federal Home Loan Mortgage Corporation — 0.5%
2.757%, 5/25/2020, (Series K009)	1,160,766	1,212,139

Federal National Mortgage Association — 1.2%
1.250%, 6/25/2043, (Series 2013-52)	1,467,536	1,414,905
1.500%, 5/25/2043, (Series 2013-60)	1,750,228	1,663,012

		3,077,917

Government National Mortgage Association — 1.5%
1.317%, 5/16/2034, (Series 2013-55)	2,070,968	2,064,039
1.800%, 7/16/2037, (Series 2013-179)	1,588,740	1,581,550

		3,645,589

Private Sponsor — 2.8%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 5.320%, 5/20/2036 (3)	496,460	486,870
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	971,807	1,020,869
Chase Mortgage Finance Trust, Class A3, (Series 2006-S4), 6.000%, 12/25/2036	380,574	357,557
Chase Mortgage Finance Trust., Class A1, (Series 2005-S2), 5.500%, 10/25/2035	527,123	548,313
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.715%, 10/25/2035 (3)	171,813	171,560
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.639%, 10/15/2054 (3)(5)(6)	450,613	451,412
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	430,898	435,011
Class 3A1, (Series 2007-A2), 2.961%, 4/25/2037 (3)	33,437	30,328
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	216,514	204,059
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.458%, 11/25/2034 (3)	961,032	974,433
Springleaf Mortgage Loan Trust:
Class A, (Series 2012-1A), 2.667%, 9/25/2057 (3)(5)(6)	531,058	544,223
Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3)(5)(6)	635,404	649,114
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 2.613%, 5/25/2036 (3)	355,250	334,298

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Class 2A4, (Series 2006-AR8), 2.625%, 4/25/2036 (3)	$ 137,788	$ 131,950
Class A1, (Series 2006-AR19), 5.399%, 12/25/2036 (3)	655,703	654,450

		6,994,447

Total Collateralized Mortgage Obligations (identified cost $14,939,031)		14,930,092

Commercial Mortgage Securities — 5.0%

Private Sponsor — 5.0%
Banc of America Commercial Mortgage Trust:
Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,100,000	1,131,303
Class A3, (Series 2007-1), 5.449%, 1/15/2049	199,723	199,632
Bear Stearns Commercial Mortgage Securities Trust:
Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	780,947	817,526
Class A4, (Series 2005-T18), 4.933%, 2/13/2042 (3)	2,460,040	2,538,916
Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	1,199,411	1,240,034
Greenwich Capital Commercial Funding Corp., Class A3, (Series 2005-GG3), 4.569%, 8/10/2042	211,629	211,540
JP Morgan Chase Commercial Mortgage Securities Trust:
Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	283,698	285,342
Class AM, (Series 2005-LDP5), 5.280%, 12/15/2044 (3)	1,650,000	1,775,283
LB-UBS Commercial Mortgage Trust:
Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	197,890	201,032
Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	472,221	490,757
Class C, (Series 2004-C4), 5.937%, 6/15/2036 (3)	1,680,000	1,697,811
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 5.843%, 6/12/2046 (3)	32,815	32,797
Morgan Stanley Capital I Trust, Class A4, (Series 2007-IQ15), 5.907%, 6/11/2049 (3)	1,510,000	1,695,959

Total Commercial Mortgage Securities (identified cost $12,606,128)		12,317,932

Corporate Bonds & Notes — 51.6%

Advertising — 1.3%
Omnicom Group, Inc., 5.900%, 4/15/2016	1,550,000	1,706,175
WPP Finance UK, 8.000%, 9/15/2014	1,405,000	1,459,410

		3,165,585

Agriculture — 0.8%
British American Tobacco International Finance PLC, 1.400%, 6/5/2015 (5)(6)	2,000,000	2,020,320

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Auto Manufacturers — 1.2%
PACCAR Financial Corp., 1.150%, 8/16/2016 (2)	$2,000,000	$ 2,017,398
Volkswagen International Finance NV, 1.875%, 4/1/2014 (5)(6)	870,000	870,973

		2,888,371

Banks — 15.9%
Abbey National Treasury Services PLC/London, 1.819%, 4/25/2014 (3)	1,070,000	1,072,125
ANZ New Zealand Int’l, Ltd./London, 1.850%, 10/15/2015 (2)(5)(6)	1,500,000	1,529,097
ANZ New Zealand Int’l, Ltd./New Zealand, 1.400%, 4/27/2017 (5)(6)	1,000,000	1,003,122
Bank of America Corp., 1.500%, 10/9/2015	1,000,000	1,011,060
Bank of New York Mellon Corp.:
1.700%, 11/24/2014	1,625,000	1,639,505
2.950%, 6/18/2015	1,000,000	1,032,408
Bank of Nova Scotia, 2.900%, 3/29/2016	1,400,000	1,464,046
BB&T Corp., 3.200%, 3/15/2016 (2)	620,000	649,552
BBVA U.S. Senior SAU, 4.664%, 10/9/2015 (2)	2,000,000	2,096,410
Capital One Financial Corp., 1.000%, 11/6/2015	550,000	551,725
Citigroup, Inc., 1.250%, 1/15/2016	1,500,000	1,509,932
Credit Suisse New York, 5.500%, 5/1/2014	675,000	680,627
Deutsche Bank AG/London, 1.400%, 2/13/2017	2,000,000	2,009,156
Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	1,400,000	1,454,786
6.000%, 5/1/2014	750,000	756,598
Intesa Sanpaolo SpA, 3.125%, 1/15/2016	1,840,000	1,889,007
JPMorgan Chase & Co., 1.125%, 2/26/2016 (2)	2,000,000	2,012,696
Morgan Stanley:
3.800%, 4/29/2016 (2)	500,000	528,817
4.000%, 7/24/2015 (2)	1,000,000	1,043,444
National Australia Bank, Ltd., 0.785%, 7/25/2016 (3)	1,500,000	1,509,123
Nordea Bank AB, 3.125%, 3/20/2017 (5)(6)	1,740,000	1,830,685
Royal Bank of Canada, 1.450%, 9/9/2016	2,300,000	2,339,956
SSIF Nevada LP, 0.942%, 4/14/2014 (3)(5)(6)	1,250,000	1,250,919
SunTrust Banks, Inc., 3.600%, 4/15/2016	1,200,000	1,265,256
Svenska Handelsbanken AB, 1.625%, 3/21/2018	1,900,000	1,885,685
Toronto-Dominion Bank, 1.500%, 9/9/2016 (2)	1,500,000	1,527,166
Wells Fargo & Co., 1.250%, 7/20/2016 (2)	1,940,000	1,963,689
Westpac Banking Corp., 1.050%, 11/25/2016	2,000,000	2,004,262

		39,510,854

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Biotechnology — 0.7%
Amgen, Inc., 2.300%, 6/15/2016	$1,600,000	$ 1,649,267

Building Materials — 0.9%
CRH America, Inc., 4.125%, 1/15/2016	2,100,000	2,221,472

Chemicals — 1.1%
Ecolab, Inc., 2.375%, 12/8/2014 (2)	2,000,000	2,030,942
Rohm & Haas Co., 6.000%, 9/15/2017 (2)	588,000	673,981

		2,704,923

Computers — 0.6%
Hewlett-Packard Co., 3.000%, 9/15/2016	1,430,000	1,496,438

Diversified Financial Services — 4.3%
American Express Credit Corp., 2.800%, 9/19/2016	1,250,000	1,308,824
American Honda Finance Corp., 1.125%, 10/7/2016 (2)	1,000,000	1,008,814
BlackRock, Inc., 3.500%, 12/10/2014	1,240,000	1,270,200
Ford Motor Credit Co. LLC:
3.984%, 6/15/2016 (2)	1,000,000	1,063,278
4.207%, 4/15/2016 (2)	1,000,000	1,064,865
General Electric Capital Corp.:
3.350%, 10/17/2016	2,475,000	2,632,751
4.750%, 9/15/2014	250,000	256,008
John Deere Capital Corp., 1.050%, 10/11/2016 (2)	1,000,000	1,005,379
TD Ameritrade Holding Corp., 4.150%, 12/1/2014	940,000	966,097

		10,576,216

Electric — 2.7%
Alliant Energy Corp., 4.000%, 10/15/2014	2,350,000	2,398,991
Appalachian Power Co., 3.400%, 5/24/2015	1,970,000	2,032,496
Entergy Corp., 3.625%, 9/15/2015 (2)	1,000,000	1,034,586
NextEra Energy Capital Holdings, Inc., 1.200%, 6/1/2015	1,250,000	1,257,996

		6,724,069

Engineering & Construction — 0.4%
ABB Finance USA, Inc., 1.625%, 5/8/2017	1,000,000	1,000,739

Food — 0.8%
Kraft Foods Group, Inc., 1.625%, 6/4/2015	2,000,000	2,027,174

Healthcare-Products — 0.5%
Zimmer Holdings, Inc., 1.400%, 11/30/2014 (2)	1,300,000	1,308,771

Healthcare-Services — 0.8%
WellPoint, Inc., 1.250%, 9/10/2015	2,000,000	2,018,340

Insurance — 2.1%
American International Group, Inc., 5.050%, 10/1/2015	1,030,000	1,099,000
Berkshire Hathaway Finance Corp., 0.950%, 8/15/2016	625,000	629,838
Berkshire Hathaway, Inc., 1.900%, 1/31/2017	750,000	772,076

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Insurance (continued)
MetLife Institutional Funding II, 1.143%, 4/4/2014 (3)(5)(6)	$ 870,000	$ 870,674
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (5)(6)	850,000	875,685
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (2)(5)(6)	1,000,000	977,848

		5,225,121

Internet — 0.7%
Amazon.com, Inc., 0.650%, 11/27/2015 (2)	1,830,000	1,833,129

Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp., 1.100%, 5/29/2015 (2)	1,000,000	1,009,464

Machinery-Diversified — 0.8%
Roper Industries, Inc., 2.050%, 10/1/2018	2,000,000	1,976,976

Media — 1.1%
Comcast Corp., 5.850%, 11/15/2015 (2)	1,400,000	1,524,201
DIRECTV Holdings LLC, 3.125%, 2/15/2016	1,255,000	1,306,957

		2,831,158

Mining — 0.7%
Xstrata Finance Canada, Ltd., 2.050%, 10/23/2015 (5)(6)	1,635,000	1,657,059

Miscellaneous Manufacturing — 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019 (5)(6)	1,000,000	1,008,966

Oil & Gas — 2.6%
BP Capital Markets PLC, 0.700%, 11/6/2015	1,575,000	1,581,268
Petrobras International Finance Co. - Pifco, 2.875%, 2/6/2015	1,500,000	1,522,500
Talisman Energy, Inc., 5.125%, 5/15/2015	1,825,000	1,913,456
Woodside Finance, Ltd., 4.500%, 11/10/2014 (2)(5)(6)	1,500,000	1,538,847

		6,556,071

Oil & Gas Services — 0.4%
Schlumberger Norge AS, 1.250%, 8/1/2017 (5)(6)	1,000,000	994,999

Pharmaceuticals — 3.5%
AbbVie, Inc., 1.750%, 11/6/2017 (2)	1,670,000	1,683,599
Cardinal Health, Inc., 1.700%, 3/15/2018 (2)	2,000,000	2,002,586
Express Scripts Holding Co., 2.650%, 2/15/2017 (2)	1,500,000	1,559,155
GlaxoSmithKline Capital, Inc., 0.700%, 3/18/2016 (2)	1,000,000	1,001,609
Takeda Pharmaceutical Co., Ltd., 1.031%, 3/17/2015 (5)(6)	1,435,000	1,441,096
Zoetis, Inc., 1.150%, 2/1/2016 (2)	1,000,000	1,005,082

		8,693,127

Pipelines — 0.4%
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016	1,000,000	1,046,877

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Real Estate Investment Trusts — 0.8%
Health Care REIT, Inc., 2.250%, 3/15/2018 (2)	$2,000,000	$ 2,017,962

Retail — 0.7%
Walgreen Co., 1.000%, 3/13/2015	1,680,000	1,687,174

Semiconductors — 0.7%
Intel Corp., 1.350%, 12/15/2017 (2)	1,600,000	1,601,120

Software — 0.7%
Oracle Corp., 1.200%, 10/15/2017	1,725,000	1,721,911

Sovereign — 1.0%
Federal Home Loan Banks, 0.375%, 2/19/2016 (2)	2,500,000	2,502,695

Telecommunications — 2.4%
AT&T, Inc., 5.100%, 9/15/2014	760,000	778,927
British Telecommunications PLC:
1.625%, 6/28/2016 (2)	1,500,000	1,525,522
2.000%, 6/22/2015	1,000,000	1,017,402
Cisco Systems, Inc., 1.100%, 3/3/2017	800,000	799,952
Verizon Communications, Inc.:
0.857%, 3/28/2014 (3)	500,000	500,204
2.000%, 11/1/2016 (2)	750,000	769,197
2.500%, 9/15/2016 (2)	500,000	519,179

		5,910,383

Transportation — 0.2%
Burlington Northern Santa Fe LLC, 4.875%, 1/15/2015	435,000	451,406

Total Corporate Bonds & Notes (identified cost $126,596,395)		128,038,137

Municipals — 2.4%

Michigan — 0.8%
County of Wayne, 2.000%, 6/1/2014	1,975,000	1,976,797

Minnesota — 0.5%
Tobacco Securitization Authority, 2.643%, 3/1/2014	1,250,000	1,250,000

Pennsylvania — 0.7%
Philadelphia Authority for Industrial Development, 1.200%, 4/1/2014	1,800,000	1,800,990

Texas — 0.4%
Dallas/Fort Worth International Airport, 1.934%, 11/1/2014	1,015,000	1,023,039

Total Municipals (identified cost $6,050,476)		6,050,826

Mutual Funds — 2.7%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co., 3.630% (8)	326,711	3,015,542
Fidelity Floating Rate High Income Fund, 2.390%	372,038	3,712,942

Total Mutual Funds (identified cost $6,422,183)		6,728,484

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value

U.S. Government & U.S. Government Agency Obligations — 16.2%

Federal Home Loan Mortgage Corporation — 2.7%
0.500%, 5/13/2016 (2)	$1,850,000	$ 1,855,389
0.875%, 10/14/2016 (2)	1,500,000	1,511,745
1.000%, 7/28/2017 (2)	2,000,000	2,004,986
1.250%, 5/12/2017 (2)	1,250,000	1,267,397

		6,639,517

Federal National Mortgage Association — 3.0%
0.375%, 12/21/2015 (2)	2,000,000	2,003,022
0.500%, 7/2/2015	1,000,000	1,003,591
0.625%, 8/26/2016 (2)	1,000,000	1,001,573
1.125%, 4/27/2017 (2)	1,000,000	1,008,379
1.250%, 9/28/2016 (2)	1,000,000	1,016,391
1.250%, 1/30/2017 (2)	1,500,000	1,524,792

		7,557,748

U.S. Treasury Bonds & Notes — 10.5%
0.375%, 1/15/2016 (2)	3,000,000	3,004,629
0.500%, 7/31/2017 (2)	3,000,000	2,959,686
0.625%, 12/15/2016 (2)	1,025,000	1,025,561
0.625%, 4/30/2018 (2)	1,250,000	1,220,166
1.000%, 8/31/2016 (2)	1,500,000	1,518,575
1.000%, 9/30/2016 (2)	4,000,000	4,047,344
1.000%, 10/31/2016 (2)	2,600,000	2,629,554
1.000%, 3/31/2017 (2)	2,000,000	2,015,546
1.250%, 8/31/2015 (2)	2,000,000	2,031,328
1.375%, 11/30/2015 (2)	2,000,000	2,038,632
1.500%, 6/30/2016 (2)	1,950,000	1,997,835
1.750%, 5/31/2016 (2)	1,500,000	1,544,708

		26,033,564

Total U.S. Government & U.S. Government Agency Obligations (identified cost $40,128,074)		40,230,829

U.S. Government Agency-Mortgage Securities — 1.3%

Federal National Mortgage Association — 1.3%
3.099%, 5/1/2041 (3)	470,089	496,554
3.500%, 4/1/2026	284,189	301,261
4.000%, 11/1/2031 (2)	981,989	1,046,273
5.500%, 11/1/2033	331,407	368,227
5.500%, 2/1/2034	250,345	278,176
5.500%, 8/1/2037 (2)	588,196	653,727
7.000%, 12/1/2015	9,522	9,859
7.500%, 9/1/2015	18,772	19,433
9.500%, 12/1/2024	24,828	26,197
9.500%, 1/1/2025	12,773	12,867
9.500%, 1/1/2025	16,393	16,513
10.000%, 7/1/2020	24,107	24,677
11.000%, 12/1/2015	7	7

		3,253,771

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	80,627	93,596
9.000%, 12/15/2019	16,291	18,782

		112,378

Total U.S. Government Agency-Mortgage Securities (identified cost $3,303,352)		3,366,149

Short-Term Investments — 32.1%

Certificates of Deposit — 1.1%
Barclays Bank PLC, 0.610%, 9/18/2014	2,600,000	2,604,649

Description	Shares	Value
Short-Term Investments (continued)

Collateral Pool Investments for Securities on Loan — 28.1%

Collateral pool allocation (12)		$ 69,802,549

Mutual Funds — 2.9%
BMO Prime Money Market Fund, Class I, 0.012% (10)	7,182,277	7,182,277

Total Short-Term Investments (identified cost $79,584,827)		79,589,475

Total Investments — 126.6% (identified cost $312,920,922)		314,334,378
Other Assets and Liabilities — (26.6)%		(66,132,379)

Total Net Assets — 100.0%		$248,201,999

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	9.3%
Collateralized Mortgage Obligations	6.0
Commercial Mortgage Securities	5.0
Corporate Bonds & Notes	51.6
Municipals	2.4
Mutual Funds	2.7
U.S. Government & U.S. Government Agency Obligations	16.2
U.S. Government Agency-Mortgage Securities	1.3
Other Assets & Liabilities, Net	5.5

Total	100.0%

Intermediate Tax-Free Fund

Description	Principal Amount	Value
Municipals — 98.2%

Alabama — 0.8%
Other securities		$10,058,846

Alaska — 0.8%
City of Valdez, 5.000%, 1/1/2021	$5,820,000	6,810,739
Other securities		2,435,970

		9,246,709

Arizona — 5.7%
Arizona Health Facilities Authority:
1.880%, 2/5/2020, Call 8/9/2019 (3)	4,500,000	4,429,080
5.000%, 1/1/2019, Call 1/1/2017	175,000	194,066
5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,546,342
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (13)	250,000	294,515
Phoenix Civic Improvement Corp., BHAC:
5.500%, 7/1/2027 (13)	500,000	596,875
5.500%, 7/1/2033 (13)	800,000	929,680
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (13)	555,000	659,218
5.500%, 7/1/2028 (13)	100,000	118,516
5.500%, 7/1/2031 (13)	425,000	497,667

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Arizona (continued)
5.500%, 7/1/2032 (13)	$ 320,000	$ 373,226
5.500%, 7/1/2033 (13)	395,000	459,030
5.500%, 7/1/2034 (13)	525,000	608,984
5.500%, 7/1/2036 (13)	455,000	524,956
Pima County Industrial Development Authority:
4.500%, 7/1/2020	540,000	534,411
4.500%, 7/1/2021, Call 7/1/2020	1,330,000	1,299,915
4.500%, 7/1/2022, Call 7/1/2020	1,395,000	1,342,381
5.375%, 7/1/2031, Call 7/1/2020	1,990,000	1,966,657
6.375%, 7/1/2028, Call 7/1/2018	290,000	295,710
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,101,500
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,614,150
Yuma Municipal Property Corp., XLCA:
5.000%, 7/1/2021, Call 7/1/2017	1,900,000	2,098,417
5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,117,407
5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,067,650
Other securities		40,814,476

		69,484,829

Arkansas — 1.5%
Other securities		18,742,591

California — 7.2%
Other securities		87,189,137

Colorado — 3.0%
City & County of Denver, 5.000%, 11/15/2021	500,000	584,695
City & County of Denver, AGC, 0.240%, 11/15/2025, Call 3/3/2014 (3)	5,000,000	5,000,000
Colorado Educational & Cultural Facilities Authority:
5.000%, 9/1/2020 (13)	1,060,000	1,232,292
5.000%, 9/1/2021 (13)	865,000	999,075
5.000%, 9/1/2023 (13)	80,000	90,723
6.250%, 3/1/2040, Call 3/1/2020	2,000,000	2,160,180
7.400%, 12/1/2038, Call 12/1/2018	500,000	556,705
Colorado Health Facilities Authority:
3.000%, 12/1/2015	490,000	497,399
4.000%, 12/1/2016	505,000	528,195
4.500%, 2/1/2020	455,000	485,076
5.000%, 12/1/2014 (3)	1,150,000	1,182,292
5.000%, 9/1/2018	530,000	595,757
5.000%, 9/1/2019	560,000	630,470
5.000%, 12/1/2019	300,000	338,313
5.000%, 2/1/2021	475,000	513,817
5.000%, 12/1/2021	875,000	975,818
5.000%, 9/1/2022	750,000	828,525

Description	Principal Amount	Value
Municipals (continued)

Colorado (continued)
5.000%, 2/1/2024	$ 545,000	$ 570,561
5.000%, 2/1/2029, Call 2/1/2024	2,000,000	1,983,320
5.125%, 11/15/2020, Call 11/15/2016 (3)	555,000	619,485
Other securities		16,392,909

		36,765,607

Delaware — 0.2%
Other securities		2,932,469

District of Columbia — 0.2%
Other securities		2,617,882

Florida — 6.6%
Citizens Property Insurance Corp.:
5.000%, 6/1/2016	1,265,000	1,387,692
5.000%, 6/1/2019	2,615,000	3,010,310
5.375%, 6/1/2016	250,000	276,153
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	1,040,000	1,141,358
City of Gulf Breeze:
1.750%, 12/1/2015 (3)	11,795,000	11,827,082
5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,241,020
County of Madison, 2.000%, 11/1/2014, Call 5/1/2014	9,390,000	9,398,169
Other securities		50,707,988

		79,989,772

Georgia — 3.2%
Main Street Natural Gas, Inc.:
5.000%, 3/15/2017	1,320,000	1,436,173
5.000%, 3/15/2021	5,000,000	5,542,450
5.250%, 9/15/2018	250,000	280,053
Other securities		31,329,922

		38,588,598

Hawaii — 0.0%
Other securities		406,753

Idaho — 0.2%
Other securities		2,684,764

Illinois — 10.5%
City of Chicago, 0.350%, 1/1/2034, Call 3/3/2014 (3)	6,545,000	6,545,000
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,100,570
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,224,682
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,352,564
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,423,410
Illinois Finance Authority:
4.000%, 10/1/2016	345,000	364,617
5.000%, 5/1/2015	2,095,000	2,152,529
5.000%, 11/15/2027, Call 11/15/2022	500,000	540,200
5.000%, 11/15/2028, Call 11/15/2022	500,000	536,765

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
5.375%, 10/1/2021, Call 10/1/2020	$1,000,000	$ 1,086,570
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,090,800
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,972,488
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,340,830
Village of Franklin Park, AMBAC, 5.000%, 7/1/2016, Call 4/3/2014	1,065,000	1,066,384
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	457,904
4.000%, 10/1/2019	420,000	447,392
4.000%, 10/1/2020	615,000	643,198
5.000%, 10/1/2022, Call 10/1/2021	730,000	790,648
5.000%, 10/1/2023, Call 10/1/2021	685,000	736,300
5.000%, 10/1/2024, Call 10/1/2021	425,000	452,804
5.000%, 10/1/2025, Call 10/1/2021	920,000	973,406
Other securities		94,405,665

		126,704,726

Indiana — 2.9%
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	261,143
5.000%, 8/15/2020	700,000	767,284
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,372,320
Other securities		29,211,886

		34,612,633

Iowa — 0.3%
Other securities		3,064,970

Kansas — 0.5%
Other securities		5,611,652

Kentucky — 0.2%
Other securities		2,572,318

Louisiana — 1.4%
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,743,818
4.000%, 3/1/2021	3,585,000	3,811,823
Other securities		8,982,692

		16,538,333

Maine — 0.0%
Other securities		332,688

Maryland — 0.2%
Other securities		1,851,317

Massachusetts — 1.4%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.060%, 12/1/2030, Call 3/6/2014 (3)(14)	7,375,000	6,558,329
0.075%, 12/1/2030, Call 3/10/2014 (3)(14)	1,350,000	1,200,508
Other securities		9,502,490

		17,261,327

Description	Principal Amount	Value
Municipals (continued)

Michigan — 4.7%
City of Detroit Water Supply System Revenue, AGM:
5.000%, 7/1/2018, Call 7/1/2016	$ 250,000	$ 256,930
5.000%, 7/1/2019, Call 7/1/2016	50,000	51,241
5.000%, 7/1/2020, Call 7/1/2016	720,000	723,082
5.000%, 7/1/2020, Call 7/1/2016	50,000	50,214
5.000%, 7/1/2023, Call 7/1/2016	150,000	150,512
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,052,802
City of Detroit Water Supply System Revenue, NATL, 5.000%, 7/1/2021, Call 7/1/2015	1,530,000	1,533,182
City of Detroit Water Supply System Revenue, NATL-RE:
5.000%, 7/1/2016 (3)	725,000	730,322
5.000%, 7/1/2027, Call 7/1/2016	5,000,000	4,946,950
6.000%, 7/1/2014	300,000	301,218
Michigan Finance Authority:
3.000%, 11/1/2015	2,000,000	2,063,160
5.000%, 6/1/2016	1,450,000	1,545,395
5.000%, 11/1/2020	2,000,000	2,257,640
Other securities		41,794,667

		57,457,315

Minnesota — 1.2%
Other securities		14,558,721

Mississippi — 1.7%
County of Jackson, 0.030%, 6/1/2023, Call 4/1/2014 (3)	6,675,000	6,675,000
Mississippi Business Finance Corp., 1.490%, 12/1/2036, Call 3/3/2014 (3)	8,500,000	8,500,000
Other securities		5,995,756

		21,170,756

Missouri — 2.2%
Missouri State Health & Educational Facilities Authority:
3.000%, 2/15/2015	1,785,000	1,810,168
3.500%, 2/15/2017	1,430,000	1,493,535
3.750%, 2/15/2018	950,000	997,984
Missouri State Health & Educational Facilities Authority, AGM, 5.000%, 11/15/2015	750,000	798,698
Other securities		21,524,221

		26,624,606

Montana — 0.2%
Other securities		2,741,915

Nebraska — 0.5%
Other securities		5,917,305

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Nevada — 3.0%
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	$ 3,920,000	$ 4,139,363
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,091,280
Las Vegas Valley Water District:
0.100%, 6/1/2036, Call 3/3/2014 (3)	16,500,000	16,500,000
5.000%, 6/1/2028, Call 6/1/2022	3,000,000	3,374,340
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	3,049,912
Other securities		8,834,846

		36,989,741

New Hampshire — 1.0%
New Hampshire Business Finance Authority, 0.280%, 10/1/2040, Call 3/3/2014 (3)	5,000,000	5,000,000
Other securities		6,791,984

		11,791,984

New Jersey — 3.3%
JPMorgan Chase Putters/Drivers Trust, 0.210%, 6/1/2021 (3)(5)(6)	8,370,000	8,370,000
New Jersey Economic Development Authority:
1.630%, 3/1/2028, Call 3/1/2023 (3)	6,150,000	6,118,266
1.730%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,054,150
5.000%, 6/15/2019	3,000,000	3,445,320
5.000%, 6/15/2020	1,500,000	1,707,225
New Jersey Higher Education Student Assistance Authority:
3.250%, 12/1/2027, Call 12/1/2022 (7)	2,500,000	2,455,000
5.500%, 12/1/2025, Call 12/1/2021 (7)	3,130,000	3,317,706
Other securities		11,921,754

		40,389,421

New Mexico — 1.2%
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	1,403,006	1,341,512
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.200%, 7/1/2028, Call 1/1/2017 (7)	510,000	528,584
5.650%, 9/1/2039, Call 3/1/2019	770,000	823,122
6.000%, 9/1/2039, Call 3/1/2019	1,010,000	1,022,443
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	1,085,000	1,161,113
5.350%, 3/1/2030, Call 9/1/2020	2,540,000	2,766,187
Other securities		6,604,436

		14,247,397

Description	Principal Amount	Value
Municipals (continued)

New York — 3.0%
New York City Municipal Water Finance Authority:
0.270%, 6/15/2032, Call 3/17/2014 (3)	$8,000,000	$ 8,000,000
0.280%, 6/15/2033, Call 3/17/2014 (3)	4,500,000	4,500,000
Rensselaer County Industrial Development Agency, 0.230%, 10/30/2035, Call 4/1/2014 (3)	7,785,000	7,785,000
Other securities		15,745,033

		36,030,033

North Carolina — 1.9%
Other securities		22,469,926

North Dakota — 2.3%
North Dakota Public Finance Authority:
4.000%, 6/1/2022	2,345,000	2,568,760
4.000%, 6/1/2023	2,440,000	2,656,086
4.000%, 6/1/2024, Call 6/1/2023	2,440,000	2,643,716
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,228,150
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,455,000	1,609,099
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,681,954
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,777,986
Other securities		12,189,407

		28,355,158

Ohio — 2.7%
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,587,566
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,312,253
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	1,000,000	1,049,410
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,033,270
Reynoldsburg City School District, 0.240%, 9/1/2030 (3)(5)(6)	5,000,000	5,000,000
Other securities		21,831,595

		32,814,094

Oklahoma — 1.0%
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/1/2017	2,900,000	2,820,917
4.000%, 9/1/2018	415,000	453,076
4.000%, 9/1/2019	740,000	810,115
4.000%, 9/1/2020	700,000	756,861
4.000%, 9/1/2021	805,000	864,224
Other securities		6,237,557

		11,942,750

Oregon — 1.1%
Other securities		13,602,293

Pennsylvania — 1.6%
Other securities		19,640,994

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Puerto Rico — 0.6%
Other securities		$ 7,525,167

Rhode Island — 0.8%
Rhode Island Student Loan Authority:
3.250%, 12/1/2022, Call 12/1/2020 (7)	$ 2,490,000	2,332,856
3.375%, 12/1/2023, Call 12/1/2020 (7)	1,500,000	1,380,990
3.950%, 12/1/2017	250,000	270,005
4.200%, 12/1/2018, Call 12/1/2017	600,000	639,270
4.250%, 12/1/2020, Call 12/1/2017	500,000	518,520
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,034,000
Other securities		3,403,913

		9,579,554

South Carolina — 1.7%
Other securities		20,619,261

South Dakota — 0.8%
South Dakota Health & Educational Facilities Authority:
4.500%, 9/1/2018	500,000	531,495
4.500%, 9/1/2020	900,000	953,442
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,135,793
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,044,527
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,093,490
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,034,517
Other securities		3,644,611

		9,437,875

Tennessee — 1.0%
Other securities		11,913,936

Texas — 6.9%
Dallas/Fort Worth International Airport:
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,352,700
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,127,460
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,310,052
Harris County Cultural Education Facilities Finance Corp.:
0.780%, 6/1/2020 (3)	2,000,000	1,985,000
0.860%, 6/1/2021 (3)	2,400,000	2,376,480
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,723,491
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	5,877,894

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
Port of Port Arthur Navigation District, 0.280%, 12/1/2039, Call 3/3/2014 (3)	$13,500,000	$ 13,500,000
Other securities		48,969,187

		83,222,264

Utah — 1.3%
Other securities		15,446,925

Vermont — 0.2%
Other securities		2,140,180

Virginia — 0.8%
Roanoke Economic Development Authority, 0.050%, 7/1/2036, Call 4/1/2014 (3)	5,000,000	5,000,000
Other securities		4,488,071

		9,488,071

Washington — 1.1%
Other securities		13,658,643

West Virginia — 0.6%
Other securities		7,190,023

Wisconsin — 2.9%
State of Wisconsin:
5.750%, 5/1/2029, Call 5/1/2019	1,090,000	1,268,346
6.000%, 5/1/2033, Call 5/1/2019	1,415,000	1,604,737
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,213,553
Wisconsin Health & Educational Facilities Authority:
3.750%, 10/1/2017	255,000	276,736
4.200%, 8/15/2018	1,000,000	1,105,670
4.750%, 10/15/2029, Call 10/15/2021	605,000	626,859
5.000%, 4/15/2016	1,000,000	1,073,750
5.000%, 8/15/2018	1,000,000	1,108,080
5.000%, 6/1/2019	2,860,000	3,273,928
5.000%, 6/1/2019	1,035,000	1,090,880
5.000%, 7/1/2019	990,000	1,132,758
5.000%, 8/15/2019	250,000	284,080
5.000%, 8/15/2019	955,000	1,065,503
5.000%, 8/15/2020	1,060,000	1,179,430
5.000%, 8/15/2021	1,160,000	1,286,777
5.250%, 12/15/2029, Call 12/15/2019	30,000	32,462
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,835,551
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,620,000	3,801,579
Other securities		10,629,880

		34,890,559

Wyoming — 0.1%
Other securities		1,606,690

Total Municipals (identified cost $1,166,956,985)		1,190,721,478

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Shares	Value

Mutual Funds — 0.6%
Other securities		$ 6,810,243

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Tax-Free Money Market Fund, Class I, 0.011% (10)	11,406,089	11,406,089

Total Short-Term Investments (identified cost $11,406,089)		11,406,089

Total Investments — 99.7% (identified cost $1,185,033,945)		1,208,937,810
Other Assets and Liabilities — 0.3%		3,359,370

Total Net Assets — 100.0%		$1,212,297,180

Portfolio Credit Ratings*
Sector	Fund
AAA	4.7%
AA	43.3
A	35.5
BBB	10.3
BB	0.0
B	0.0
NR	4.3
Other Assets & Liabilities, Net	1.9

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—20.4%
School District	11.2
State or Local	9.2
Revenue Bonds—77.6%
Appropriation	18.9
Education	7.4
General Revenue	3.1
Healthcare	17.9
Housing	5.9
Industrial Revenue	1.8
Power	2.7
Special Tax	3.8
Student Loan	1.1
Tobacco	0.1
Transportation	7.6
Water & Sewer	7.3
Other Assets & Liabilities, Net	2.0

Total	100.0%

Government Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.9%

Federal Home Loan Mortgage Corporation — 0.2%
0.416%, 8/25/2031, (Series T-32) (3)	$ 402,724	$ 394,278

Other Financial — 0.7%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.396%, 4/25/2037 (3)(5)(6)	1,727,066	1,069,582

Total Asset-Backed Securities (identified cost $2,129,789)		1,463,860

Collateralized Mortgage Obligations — 16.2%

Federal Home Loan Mortgage Corporation — 0.1%
5.000%, 5/15/2033, (Series 2791)	134,105	139,313

Federal National Mortgage Association — 3.9%
0.556%, 4/25/2034, (Series 2004-25) (3)	530,034	534,281
1.250%, 6/25/2043, (Series 2013-52)	843,412	813,164
1.500%, 5/25/2043, (Series 2013-42)	2,174,993	2,021,712
1.500%, 5/25/2043, (Series 2013-60)	1,312,671	1,247,259
1.500%, 6/25/2043, (Series 2013-54)	893,123	842,184
4.000%, 10/25/2032, (Series 2003-28)	28,019	28,750
4.000%, 3/25/2041, (Series 2012-21)	660,597	705,529

		6,192,879

Government National Mortgage Association — 0.6%
4.500%, 8/20/2028, (Series 2009-116)	965,000	1,051,121

Private Sponsor — 11.6%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	1,617,654	1,680,705
American Home Mortgage Investment Trust, Class 4A1, (Series 2005-2), 1.831%, 9/25/2045 (3)	749,093	705,460
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	971,807	1,020,869
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 5.228%, 7/25/2037 (3)	1,119,787	1,061,432
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	556,223	522,583
Chase Mortgage Finance Trust., Class A1, (Series 2005-S2), 5.500%, 10/25/2035	1,581,369	1,644,938
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	373,240	370,660
Citicorp Mortgage Securities Trust, Class 1A2, (Series 2006-4), 6.000%, 8/25/2036	550,868	565,652
FREMF Mortgage Trust, Class B, (Series 2012-K23), 3.656%, 10/25/2045 (3)(5)(6)	2,000,000	1,923,932

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Government Income Fund (continued)

Description	Principal Amount	Value

Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	$ 424,140	$ 424,904
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	277,938	261,949
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.458%, 11/25/2034 (3)	1,773,084	1,797,807
Springleaf Mortgage Loan Trust, Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3)(5)(6)	953,106	973,671
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	841,748	844,617
Wells Fargo Mortgage Backed Securities Trust:
Class 1A1, (Series 2006-AR18), 5.557%, 11/25/2036 (3)	308,701	303,843
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	1,133,901	1,137,360
Class A1, (Series 2006-AR19), 5.399%, 12/25/2036 (3)	1,220,887	1,218,554
Class A1, (Series 2007-15), 6.000%, 11/25/2037	876,664	872,388
Class A8, (Series 2007-11), 6.000%, 8/25/2037	1,440,445	1,407,020

		18,738,344

Total Collateralized Mortgage Obligations (identified cost $25,931,700)		26,121,657

Commercial Mortgage Securities — 3.3%

Private Sponsor — 3.3%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,000,000	1,028,457
Commercial Mortgage Pass-Through Certificates, Class AM, (Series 2012-CR4), 3.251%, 10/15/2045	1,500,000	1,463,271
Morgan Stanley Bank of America Merrill Lynch Trust, Class B, (Series 2014-C14), 4.645%, 2/15/2047 (3)	2,000,000	2,083,664
Wachovia Bank Commercial Mortgage Trust:
Class APB, (Series 2005-C16), 4.692%, 10/15/2041	77,327	77,438
Class APB, (Series 2005-C18), 4.807%, 4/15/2042	590,189	600,004

Total Commercial Mortgage Securities (identified cost $5,370,333)		5,252,834

U.S. Government Agency-Mortgage Securities — 77.6%

Federal Home Loan Mortgage Corporation — 30.3%
3.000%, 2/1/2029	2,986,248	3,092,400
3.000%, 11/1/2042	3,020,996	2,933,840
3.000%, 12/1/2042	1,823,643	1,772,083
3.000%, 4/1/2043 (2)	1,949,232	1,892,997
3.500%, 4/1/2042	131,542	133,310
3.500%, 5/1/2042	393,964	399,485
3.500%, 12/1/2042 (2)	1,907,365	1,935,064

Description	Principal Amount	Value

U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
3.500%, 1/1/2044 (2)	$2,984,393	$ 3,027,733
3.500%, 2/1/2044 (2)	9,000,000	9,130,698
4.000%, 10/1/2031 (2)	3,128,272	3,320,239
4.000%, 12/1/2040	745,824	781,450
4.000%, 11/1/2043 (2)	4,944,498	5,184,711
4.000%, 1/1/2044	1,995,397	2,092,367
4.500%, 9/1/2031	946,218	1,033,834
4.500%, 3/1/2039	1,223,598	1,317,329
4.500%, 5/1/2039 (2)	2,532,298	2,731,172
4.500%, 7/1/2040	64,699	69,824
4.500%, 11/1/2040	1,626,037	1,751,494
4.500%, 2/1/2041 (2)	2,250,828	2,416,723
5.000%, 12/1/2022	397,340	434,307
5.000%, 1/1/2040	560,721	618,163
5.500%, 11/1/2018	436,996	468,847
5.500%, 10/1/2021	425,236	463,386
5.500%, 7/1/2035	96,805	107,809
6.000%, 8/1/2036	75,802	84,128
6.000%, 12/1/2036	104,077	116,041
6.000%, 6/1/2037	461,559	512,600
6.000%, 11/1/2037	426,333	473,451
6.000%, 12/1/2037	60,712	67,380
6.500%, 9/1/2016	22,716	23,678
7.500%, 4/1/2024	80,310	89,941
7.500%, 4/1/2027	39,137	46,141
8.000%, 8/1/2030	50,331	59,720
8.500%, 9/1/2024	44,555	53,206
9.000%, 6/1/2019	32,628	35,138
9.500%, 2/1/2025	21,891	22,233

		48,692,922

Federal National Mortgage Association — 45.0%
3.000%, 12/1/2027	1,754,832	1,823,699
3.000%, 8/1/2032	359,481	362,938
3.000%, 9/1/2032	2,734,965	2,763,001
3.000%, 12/1/2042	2,431,070	2,365,976
3.000%, 2/1/2043	512,244	498,711
3.000%, 5/1/2043 (2)	5,816,634	5,668,862
3.500%, 7/1/2032	805,156	836,783
3.500%, 4/1/2042	937,725	952,246
3.500%, 5/1/2042 (2)	1,881,675	1,913,412
3.500%, 10/1/2042 (2)	2,585,529	2,629,252
3.500%, 10/1/2042 (2)	2,420,992	2,461,941
3.500%, 10/1/2042	1,376,223	1,397,988
3.500%, 11/1/2042	910,464	925,861
3.500%, 12/1/2042 (2)	1,992,423	2,026,093
3.500%, 5/1/2043 (2)	3,822,970	3,886,412
3.500%, 7/1/2043 (2)	9,745,250	9,909,438
4.000%, 11/1/2031 (2)	1,636,648	1,743,789
4.000%, 11/1/2040	776,796	816,577
4.000%, 1/1/2041	1,238,997	1,302,516
4.000%, 2/1/2041 (2)	2,637,491	2,772,436
4.000%, 3/1/2041	467,419	490,727
4.000%, 11/1/2041	1,501,608	1,578,703
4.500%, 6/1/2039	2,195,958	2,374,617
4.500%, 8/1/2041 (2)	2,917,870	3,140,410
4.500%, 6/1/2042	1,934,528	2,092,059
5.000%, 5/1/2018	430,695	462,451
5.000%, 3/1/2035	902,554	996,691
5.000%, 7/1/2035	750,548	823,565
5.000%, 5/1/2042 (2)	2,264,279	2,498,321
5.500%, 1/1/2023	354,965	391,634
5.500%, 10/1/2024	540,659	597,221
5.500%, 2/1/2036	446,147	496,200
5.500%, 7/1/2036	876,735	974,555
5.500%, 12/1/2036	1,581,198	1,752,009

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Income Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
5.500%, 8/1/2037 (2)	$1,569,754	$ 1,744,640
6.000%, 10/1/2016	71,631	74,486
6.000%, 9/1/2021	498,167	550,038
6.000%, 5/1/2039	1,597,155	1,785,775
6.500%, 9/1/2016	43,698	45,478
6.500%, 9/1/2016	98,649	102,778
6.500%, 8/1/2030	828,376	932,626
6.500%, 12/1/2031	47,184	54,042
6.500%, 11/1/2037	243,849	265,436
7.000%, 3/1/2029	97,359	110,035
7.000%, 7/1/2029	283,315	325,362
7.000%, 2/1/2030	221,205	255,260
7.500%, 10/1/2030	37,863	43,230
8.000%, 10/1/2028	331,539	383,215
8.000%, 4/1/2030	76,493	93,853

		72,493,348

Government National Mortgage Association — 2.3%
5.000%, 4/15/2034	578,434	643,107
5.500%, 9/15/2033	1,227,007	1,376,359
6.000%, 12/20/2033	1,416,465	1,631,363
7.000%, 8/15/2031	74,785	88,135
9.500%, 10/15/2024	20,645	21,572

		3,760,536

Total U.S. Government Agency-Mortgage Securities
(identified cost $123,891,044)		124,946,806

Short-Term Investments — 45.6%

Collateral Pool Investments for Securities on Loan — 43.9%
Collateral pool allocation (12)		70,570,006

Mutual Funds — 1.7%
BMO Government Money Market Fund, Class I, 0.010% (10)	2,734,369	2,734,369

Total Short-Term Investments (identified cost $73,304,375)		73,304,375

Total Investments — 143.6% (identified cost $230,627,241)		231,089,532
Other Assets and Liabilities — (43.6)%		(70,157,143)

Total Net Assets — 100.0%		$160,932,389

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	0.9%
Collateralized Mortgage Obligations	16.2
Commercial Mortgage Securities	3.3
U.S. Government Agency - Mortgage Securities	77.6
Other Assets & Liabilities, Net	2.0

Total	100.0%

Short-Intermediate Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 1.5%

Other Financial — 1.5%
Ally Master Owner Trust, Class A, (Series 2010-4), 1.225%, 8/15/2017 (3)	$2,000,000	$ 2,018,758

Total Asset-Backed Securities (identified cost $2,021,455)		2,018,758

Corporate Bonds & Notes — 69.5%

Aerospace/Defense — 1.2%
L-3 Communications Corp., 5.200%, 10/15/2019	1,500,000	1,656,840

Agriculture — 0.7%
Imperial Tobacco Finance PLC, 2.050%, 2/11/2018 (5)(6)	1,000,000	999,368

Auto Manufacturers — 1.5%
Volkswagen International Finance NV, 2.875%, 4/1/2016 (2)(5)(6)	2,000,000	2,081,650

Banks — 7.6%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5)(6)	1,500,000	1,534,842
Bank of America Corp.:
0.502%, 10/14/2016 (3)	1,000,000	992,683
2.000%, 1/11/2018	1,000,000	1,006,036
3.750%, 7/12/2016	1,000,000	1,062,807
Goldman Sachs Group, Inc., 1.436%, 4/30/2018 (3)	1,000,000	1,013,232
ING Bank NV, 5.800%, 9/25/2023 (5)(6)	1,000,000	1,071,529
Itau Unibanco Holding SA/Cayman Island, 6.200%, 4/15/2020 (2)(5)(6)	1,000,000	1,067,500
Morgan Stanley, 0.719%, 10/15/2015 (3)	1,000,000	1,001,250
Wells Fargo & Co., 2.625%, 12/15/2016 (2)	1,700,000	1,783,115

		10,532,994

Beverages — 0.4%
Coca-Cola Icecek AS, 4.750%, 10/1/2018 (5)(6)	500,000	519,775

Biotechnology — 2.7%
Gilead Sciences, Inc., 3.050%, 12/1/2016 (2)	3,500,000	3,700,134

Building Materials — 1.4%
CRH America, Inc., 6.000%, 9/30/2016	1,700,000	1,892,991

Chemicals — 0.8%
Braskem Finance, Ltd., 5.750%, 4/15/2021 (2)(5)(6)	1,100,000	1,109,625

Commercial Services — 0.7%
ADT Corp., 2.250%, 7/15/2017 (2)	1,000,000	993,865

Computers — 0.8%
Hewlett-Packard Co., 4.650%, 12/9/2021 (2)	1,000,000	1,063,177

Cosmetics/Personal Care — 1.5%
Procter & Gamble Co., 4.850%, 12/15/2015 (2)	2,000,000	2,153,762

Diversified Financial Services — 5.9%
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	1,000,000	1,063,278

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Short-Intermediate Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
General Electric Capital Corp.:
0.433%, 10/6/2015 (3)	$1,500,000	$1,500,418
3.350%, 10/17/2016	1,400,000	1,489,233
Hyundai Capital America, 4.000%, 6/8/2017 (5)(6)	500,000	532,999
Jefferies Group LLC, 5.125%, 1/20/2023 (2)	1,000,000	1,069,034
LeasePlan Corp. NV, 2.500%, 5/16/2018 (5)(6)	1,500,000	1,490,108
Nomura Holdings, Inc., 1.694%, 9/13/2016 (3)	1,000,000	1,017,552

		8,162,622

Electric — 2.2%
Alliant Energy Corp., 4.000%, 10/15/2014	1,500,000	1,531,270
Entergy Corp., 3.625%, 9/15/2015 (2)	1,000,000	1,034,586
FirstEnergy Corp., 2.750%, 3/15/2018 (2)	500,000	504,441

		3,070,297

Food — 0.8%
Delhaize Group SA, 4.125%, 4/10/2019	1,000,000	1,045,719

Healthcare-Products — 3.2%
DENTSPLY International, Inc., 2.750%, 8/15/2016	1,500,000	1,560,253
Hospira, Inc., 5.800%, 8/12/2023	1,000,000	1,092,184
Life Technologies Corp., 4.400%, 3/1/2015	750,000	777,221
Mallinckrodt International Finance SA, 3.500%, 4/15/2018 (5)(6)	1,000,000	993,666

		4,423,324

Healthcare-Services — 0.8%
Coventry Health Care, Inc., 5.450%, 6/15/2021	1,000,000	1,142,552

Holding Companies-Diversified — 0.6%
Leucadia National Corp., 5.500%, 10/18/2023	800,000	843,005

Insurance — 3.0%
Hartford Financial Services Group, Inc., 5.500%, 10/15/2016 (2)	1,000,000	1,111,282
Markel Corp., 3.625%, 3/30/2023	1,000,000	967,612
Prudential Financial, Inc., 3.875%, 1/14/2015	1,100,000	1,131,998
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (5)(6)	1,000,000	977,848

		4,188,740

Internet — 0.9%
Expedia, Inc., 5.950%, 8/15/2020 (2)	1,100,000	1,230,259

Iron/Steel — 2.5%
Allegheny Technologies, Inc., 5.875%, 8/15/2023 (2)	1,000,000	1,042,547
Reliance Steel & Aluminum Co., 4.500%, 4/15/2023 (2)	1,000,000	1,006,901
Samarco Mineracao SA, 4.125%, 11/1/2022 (2)(5)(6)	1,500,000	1,380,000

		3,429,448

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Lodging — 1.1%
Wyndham Worldwide Corp., 2.500%, 3/1/2018	$1,500,000	$1,519,203

Machinery-Diversified — 0.8%
Xylem, Inc., 3.550%, 9/20/2016	1,000,000	1,059,675

Media — 1.8%
DIRECTV Holdings LLC, 3.125%, 2/15/2016	1,000,000	1,041,400
NBCUniversal Media LLC, 4.375%, 4/1/2021	1,300,000	1,414,409

		2,455,809

Mining — 2.7%
Freeport-McMoRan Copper & Gold, Inc.:
3.100%, 3/15/2020 (2)	1,000,000	989,323
3.550%, 3/1/2022 (2)	750,000	724,575
Newmont Mining Corp., 5.125%, 10/1/2019 (2)	1,000,000	1,070,268
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	1,000,000	1,013,243

		3,797,409

Miscellaneous Manufacturing — 1.1%
Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 6/15/2023 (5)(6)	900,000	925,334
Pentair Finance SA, 2.650%, 12/1/2019	655,000	639,878

		1,565,212

Oil & Gas — 1.5%
Ecopetrol SA, 4.250%, 9/18/2018 (2)	1,000,000	1,058,750
Petrobras International Finance Co., 5.750%, 1/20/2020 (2)	1,000,000	1,045,721

		2,104,471

Oil & Gas Services — 1.3%
FMC Technologies, Inc., 2.000%, 10/1/2017	1,820,000	1,826,823

Pharmaceuticals — 2.2%
Express Scripts Holding Co., 2.650%, 2/15/2017 (2)	1,000,000	1,039,437
Forest Laboratories, Inc., 4.875%, 2/15/2021 (2)(5)(6)	1,000,000	1,071,250
Mylan, Inc., 4.200%, 11/29/2023 (2)	900,000	915,137

		3,025,824

Pipelines — 3.5%
Energy Transfer Partners LP, 4.150%, 10/1/2020 (2)	2,000,000	2,069,778
Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023 (2)	1,000,000	949,193
Sunoco Logistics Partners Operations LP, 3.450%, 1/15/2023	2,000,000	1,877,858

		4,896,829

Real Estate Investment Trusts — 4.1%
Duke Realty LP, 3.875%, 2/15/2021	1,000,000	1,008,506
EPR Properties, 5.250%, 7/15/2023	1,000,000	1,022,137
HCP, Inc., 2.625%, 2/1/2020 (2)	1,000,000	978,944
Senior Housing Properties Trust:
4.300%, 1/15/2016	1,000,000	1,042,285
6.750%, 4/15/2020 (2)	1,500,000	1,705,876

		5,757,748

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Intermediate Bond Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail — 1.5%
Macy’s Retail Holdings, Inc., 4.375%, 9/1/2023 (2)	$1,000,000	$ 1,041,703
Staples, Inc., 4.375%, 1/12/2023 (2)	1,000,000	986,233

		2,027,936

Telecommunications — 8.7%
AT&T, Inc., 5.100%, 9/15/2014	1,500,000	1,537,356
CenturyLink, Inc., 5.625%, 4/1/2020	1,000,000	1,050,000
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5)(6)	1,500,000	1,568,295
Frontier Communications Corp., 7.125%, 1/15/2023 (2)	1,000,000	1,057,500
Indosat Palapa Co. BV, 7.375%, 7/29/2020 (2)(5)(6)	1,000,000	1,081,250
Telecom Italia Capital SA, 6.175%, 6/18/2014	1,029,000	1,044,435
Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	1,000,000	1,030,113
Telefonica Emisiones SAU, 3.192%, 4/27/2018	1,000,000	1,034,183
Verizon Communications, Inc.:
1.773%, 9/15/2016 (3)	500,000	514,222
5.150%, 9/15/2023 (2)	2,000,000	2,194,822

		12,112,176
Total Corporate Bonds & Notes (identified cost $93,646,039)		96,389,262

U.S. Government & U.S. Government Agency Obligations — 19.8%

U.S. Treasury Bonds & Notes — 19.8%
1.250%, 2/29/2020 (2)	10,000,000	9,649,220
1.625%, 1/15/2018 (2)	2,224,860	2,446,389
2.000%, 4/30/2016 (2)	5,000,000	5,173,240
2.500%, 4/30/2015 (2)	5,000,000	5,136,720
2.625%, 12/31/2014 (2)	5,000,000	5,103,420

Total U.S. Government & U.S. Government Agency Obligations
(identified cost $27,796,727)		27,508,989

U.S. Government Agency-Mortgage Securities — 6.0%

Federal Home Loan Mortgage Corporation — 5.8%
3.500%, 10/1/2043 (2)	3,952,633	4,010,033
3.500%, 2/1/2044 (2)	4,000,000	4,058,088

		8,068,121

Federal National Mortgage Association — 0.2%
5.500%, 8/1/2037 (2)	277,015	307,877

Total U.S. Government Agency-Mortgage Securities
(identified cost $8,300,351)		8,375,998

Short-Term Investments — 49.7%

Collateral Pool Investments for Securities on Loan — 47.3%
Collateral pool allocation (12)		65,563,249

Mutual Funds — 2.4%
BMO Prime Money Market Fund, Class I, 0.012% (10)	3,390,877	3,390,877

Total Short-Term Investments (identified cost $68,954,126)		68,954,126

Total Investments — 146.5% (identified cost $200,718,698)		203,247,133
Other Assets and Liabilities — (46.5)%		(64,532,022)

Total Net Assets — 100.0%		$138,715,111

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	1.5%
Corporate Bonds & Notes	69.5
U.S. Government & U.S. Government Agency Obligations	19.8
U.S. Government Agency - Mortgage Securities	6.0
Other Assets & Liabilities, Net	3.2

Total	100.0%

TCH Corporate Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 1.3%

Automobiles — 1.3%
Ally Auto Receivables Trust, Class A4, (Series 2011-1), 2.230%, 3/15/2016	$ 245,474	$ 247,170
Hyundai Auto Receivables Trust, Class A4, (Series 2010-A), 2.450%, 12/15/2016	1,459,008	1,473,773

Total Asset-Backed Securities (identified cost $1,722,040)		1,720,943

Commercial Mortgage Securities — 0.4%

Private Sponsor — 0.4%
Citigroup Commercial Mortgage Trust, Class A4, (Series 2004-C1), 5.352%, 4/15/2040 (3)	449,493	451,331

Total Commercial Mortgage Securities (identified cost $465,778)		451,331

Corporate Bonds & Notes — 93.7%

Agriculture — 0.6%
Altria Group, Inc., 10.200%, 2/6/2039	97,000	158,219
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	311,424
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	301,718

		771,361

Auto Manufacturers — 2.9%
Daimler Finance North America LLC, 1.020%, 4/10/2014 (3)(5)(6)	2,000,000	2,001,610
Jaguar Land Rover Automotive PLC:
4.125%, 12/15/2018 (2)(5)(6)	1,000,000	1,025,000
5.625%, 2/1/2023 (2)(5)(6)	450,000	471,937
Nissan Motor Acceptance Corp., 0.946%, 9/26/2016 (3)(5)(6)	250,000	251,615

		3,750,162

Banks — 13.5%
ABN AMRO Bank NV, 1.035%, 10/28/2016 (3)(5)(6)	750,000	754,385
Banco de Costa Rica, 5.250%, 8/12/2018 (5)(6)	800,000	806,000
BanColombia SA, 6.125%, 7/26/2020 (2)	500,000	523,750

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Bank of America Corp.:
1.066%, 3/22/2016 (3)	$1,500,000	$ 1,510,539
6.875%, 4/25/2018	250,000	297,990
Capital One Financial Corp., 7.375%, 5/23/2014	1,450,000	1,471,988
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,190,006
Goldman Sachs Group, Inc.:
6.750%, 10/1/2037 (2)	1,000,000	1,157,902
7.500%, 2/15/2019	300,000	367,839
ING Bank NV, 5.800%, 9/25/2023 (5)(6)	500,000	535,764
Itau Unibanco Holding SA/Cayman Island, 5.500%, 8/6/2022 (5)(6)	1,400,000	1,365,000
JPMorgan Chase & Co.:
1.295%, 3/20/2015 (3)	1,500,000	1,514,677
4.625%, 5/10/2021	300,000	329,743
Morgan Stanley:
5.500%, 1/26/2020	1,000,000	1,140,627
5.500%, 7/28/2021	1,000,000	1,140,849
Turkiye Is Bankasi, 7.850%, 12/10/2023 (2)(5)(6)	250,000	251,725
Wachovia Corp., 0.576%, 10/28/2015 (3)	750,000	750,230
Wells Fargo & Co.:
0.435%, 10/28/2015 (3)	1,500,000	1,500,765
1.166%, 6/26/2015 (3)	1,000,000	1,011,040

		17,620,819

Beverages — 1.0%
Fomento Economico Mexicano SAB de C.V., 4.375%, 5/10/2043	350,000	305,011
PepsiCo, Inc., 0.444%, 2/26/2016 (3)	1,000,000	1,002,513

		1,307,524

Biotechnology — 1.2%
Amgen, Inc., 4.850%, 11/18/2014	1,500,000	1,545,919

Chemicals — 2.5%
Braskem America Finance Co., 7.125%, 7/22/2041 (2)(5)(6)	1,000,000	930,000
Braskem Finance, Ltd., 5.750%, 4/15/2021 (2)(5)(6)	500,000	504,375
Dow Chemical Co., 8.550%, 5/15/2019	250,000	323,707
Mexichem SAB de C.V., 6.750%, 9/19/2042 (5)(6)	1,500,000	1,447,500

		3,205,582

Commercial Services — 1.1%
ADT Corp., 4.125%, 6/15/2023	500,000	470,819
McGraw-Hill, Inc., 6.550%, 11/15/2037	1,000,000	996,120

		1,466,939

Diversified Financial Services — 9.9%
American Express Credit Corp., 5.125%, 8/25/2014 (2)	2,000,000	2,045,196
Blackstone Holdings Finance Co. LLC:
6.250%, 8/15/2042 (5)(6)	250,000	294,530
6.625%, 8/15/2019 (5)(6)	350,000	415,477

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
Ford Motor Credit Co. LLC, 1.487%, 5/9/2016 (3)	$1,000,000	$ 1,017,683
General Electric Capital Corp., 0.620%, 7/10/2015 (3)	2,000,000	2,009,076
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5)(6)	100,000	103,925
Jefferies Group, LLC:
6.500%, 1/20/2043	2,000,000	2,104,600
8.500%, 7/15/2019	250,000	310,000
Legg Mason, Inc., 5.500%, 5/21/2019	1,000,000	1,107,684
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020	500,000	553,403
Nomura Holdings, Inc., 1.694%, 9/13/2016 (3)	1,500,000	1,526,328
SLM Corp., 7.250%, 1/25/2022 (2)	1,250,000	1,379,687

		12,867,589

Electric — 1.8%
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5)(6)	1,000,000	1,081,250
Georgia Power Co., 0.563%, 3/15/2016 (3)	500,000	499,754
Wisconsin Electric Power Co., 6.000%, 4/1/2014	825,000	828,251

		2,409,255

Environmental Control — 0.2%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	306,245

Food — 0.8%
Kroger Co., 0.804%, 10/17/2016 (3)	1,000,000	1,001,945

Forest Products & Paper — 0.3%
International Paper Co., 8.700%, 6/15/2038	250,000	362,547

Healthcare-Products — 1.5%
Hospira, Inc., 5.800%, 8/12/2023	1,000,000	1,092,184
Mallinckrodt International Finance SA, 4.750%, 4/15/2023 (2)(5)(6)	850,000	809,134

		1,901,318

Healthcare-Services — 1.8%
Humana, Inc., 8.150%, 6/15/2038	850,000	1,176,909
Quest Diagnostics, Inc.:
1.098%, 3/24/2014 (3)	1,000,000	1,000,315
6.400%, 7/1/2017	150,000	171,623

		2,348,847

Holding Companies-Diversified — 0.8%
Leucadia National Corp., 5.500%, 10/18/2023	1,000,000	1,053,756

Home Furnishings — 1.2%
Whirlpool Corp., 8.600%, 5/1/2014	1,500,000	1,518,777

Insurance — 3.3%
Aflac, Inc., 8.500%, 5/15/2019	300,000	388,741
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	325,867
Berkshire Hathaway, Inc.:
0.936%, 8/15/2014 (3)	1,500,000	1,504,743
3.200%, 2/11/2015	100,000	102,716

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Insurance (continued)
ING US, Inc., 5.500%, 7/15/2022 (2)	$1,000,000	$1,120,361
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	393,099
Primerica, Inc., 4.750%, 7/15/2022 (2)	500,000	528,039

		4,363,566

Internet — 1.5%
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,118,417
Netflix, Inc., 5.750%, 3/1/2024 (5)(6)	750,000	783,750

		1,902,167

Investment Companies — 0.9%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5)(6)	1,000,000	1,115,000

Iron/Steel — 4.4%
Allegheny Technologies, Inc., 5.875%, 8/15/2023	1,000,000	1,042,547
ArcelorMittal:
6.000%, 3/1/2021 (2)	500,000	542,500
7.500%, 10/15/2039	1,000,000	1,047,500
Cliffs Natural Resources, Inc., 4.875%, 4/1/2021 (2)	1,000,000	970,287
Samarco Mineracao SA, 5.750%, 10/24/2023 (5)(6)	1,000,000	1,007,500
Vale Overseas, Ltd., 6.875%, 11/21/2036 (2)	1,000,000	1,079,329

		5,689,663

Lodging — 0.8%
Hyatt Hotels Corp., 5.375%, 8/15/2021 (2)	1,000,000	1,099,342

Machinery-Diversified — 0.8%
CNH Capital LLC, 3.625%, 4/15/2018 (2)	1,000,000	1,020,000

Media — 3.4%
CBS Corp., 8.875%, 5/15/2019	250,000	322,837
DIRECTV Holdings LLC, 6.350%, 3/15/2040 (2)	1,500,000	1,624,645
NBCUniversal Enterprise, Inc., 0.776%, 4/15/2016 (3)(5)(6)	1,000,000	1,003,212
Time Warner Cable, Inc., 6.750%, 6/15/2039	1,000,000	1,190,879
Viacom, Inc., 6.125%, 10/5/2017	250,000	288,288

		4,429,861

Mining — 4.6%
Barrick North America Finance LLC, 5.750%, 5/1/2043 (2)	1,000,000	984,418
Rio Tinto Finance USA, Ltd.:
8.950%, 5/1/2014	1,300,000	1,317,216
9.000%, 5/1/2019	100,000	131,272
Southern Copper Corp., 7.500%, 7/27/2035	1,250,000	1,384,778
Teck Resources, Ltd., 6.250%, 7/15/2041	1,000,000	1,053,957
Xstrata Finance Canada, Ltd., 6.900%, 11/15/2037 (5)(6)	1,000,000	1,111,355

		5,982,996

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas — 8.0%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (2)	$ 500,000	$ 555,000
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (5)(6)	750,000	844,125
Ecopetrol SA, 7.375%, 9/18/2043	1,000,000	1,130,000
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (5)(6)	500,000	505,000
Hess Corp., 8.125%, 2/15/2019	300,000	379,353
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (5)(6)	1,000,000	877,500
Nabors Industries, Inc., 4.625%, 9/15/2021 (2)	1,000,000	1,024,898
Nexen Energy ULC, 5.875%, 3/10/2035	1,000,000	1,104,492
Petrobras Global Finance BV, 4.375%, 5/20/2023 (2)	1,000,000	916,673
Pride International, Inc., 6.875%, 8/15/2020	1,000,000	1,212,025
Transocean, Inc., 7.500%, 4/15/2031	250,000	293,855
Valero Energy Corp.:
6.625%, 6/15/2037 (2)	1,000,000	1,195,323
9.375%, 3/15/2019 (2)	250,000	328,145

		10,366,389

Oil & Gas Services — 0.4%
Weatherford International, Ltd.:
9.625%, 3/1/2019	250,000	326,663
9.875%, 3/1/2039	100,000	149,463

		476,126

Packaging & Containers — 1.6%
Ball Corp., 5.000%, 3/15/2022	1,750,000	1,815,625
Bemis Co., Inc., 6.800%, 8/1/2019	250,000	300,296

		2,115,921

Pharmaceuticals — 2.0%
Endo Health Solutions, Inc., 7.000%, 7/15/2019 (2)	1,500,000	1,631,250
Forest Laboratories, Inc., 4.375%, 2/1/2019 (5)(6)	900,000	964,125

		2,595,375

Pipelines — 2.1%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	250,000	311,091
Energy Transfer Partners LP:
6.500%, 2/1/2042 (2)	1,500,000	1,685,283
9.000%, 4/15/2019	250,000	318,306
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	150,000	191,342
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5)(6)	250,000	227,500

		2,733,522

Real Estate Investment Trusts — 2.8%
Duke Realty LP, 7.375%, 2/15/2015	950,000	1,009,485
EPR Properties, 5.750%, 8/15/2022	1,500,000	1,597,206
Health Care REIT, Inc., 4.125%, 4/1/2019 (2)	500,000	534,295
Hospitality Properties Trust, 4.500%, 6/15/2023	500,000	498,653

		3,639,639

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail — 4.1%
Arcos Dorados Holdings, Inc., 6.625%, 9/27/2023 (5)(6)	$ 500,000	$ 507,500
Best Buy Co., Inc., 5.000%, 8/1/2018	750,000	780,000
Kohl’s Corp., 6.875%, 12/15/2037 (2)	150,000	175,796
L Brands, Inc.:
6.950%, 3/1/2033	500,000	513,750
7.600%, 7/15/2037	1,250,000	1,318,750
QVC, Inc., 5.125%, 7/2/2022	250,000	254,559
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	300,178
Walgreen Co., 0.744%, 3/13/2014 (3)	1,500,000	1,499,978

		5,350,511

Sovereign — 1.5%
Costa Rica Government International Bond, 4.375%, 4/30/2025 (5)(6)	1,000,000	902,500
Republic of Armenia, 6.000%, 9/30/2020 (5)(6)	250,000	257,500
South Africa Government International Bond, 5.875%, 9/16/2025	750,000	804,750

		1,964,750

Telecommunications — 9.4%
AT&T, Inc., 0.619%, 2/12/2016 (3)	1,500,000	1,503,340
CenturyLink, Inc., 7.650%, 3/15/2042 (2)	1,500,000	1,417,500
Frontier Communications Corp.:
8.125%, 10/1/2018 (2)	750,000	873,750
9.000%, 8/15/2031	500,000	525,000
Juniper Networks, Inc., 4.600%, 3/15/2021	1,000,000	1,029,938
Telecom Italia Capital SA, 7.200%, 7/18/2036	1,500,000	1,552,500
Telefonica Emisiones SAU, 7.045%, 6/20/2036 (2)	500,000	597,296
Telefonica Europe BV, 8.250%, 9/15/2030	1,250,000	1,603,022
Verizon Communications, Inc., 6.400%, 9/15/2033	2,000,000	2,385,154
Windstream Corp., 7.500%, 6/1/2022 (2)	750,000	798,750

		12,286,250

Transportation — 0.6%
FedEx Corp., 8.000%, 1/15/2019	250,000	313,646
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5)(6)	500,000	503,750

		817,396

Venture Capital — 0.4%
KKR Group Finance Co. II LLC, 5.500%, 2/1/2043 (5)(6)	500,000	514,459

Total Corporate Bonds & Notes (identified cost $113,851,346)		121,901,518

Municipals — 0.4%

California — 0.4%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	568,340

Total Municipals (identified cost $500,000)		568,340

Description	Shares or Principal Amount	Value
Short-Term Investments — 21.7%

Collateral Pool Investments for Securities on Loan — 17.7%

Collateral pool allocation (12)		$ 22,969,278

Mutual Funds — 2.5%
BMO Prime Money Market Fund, Class I, 0.012% (10)	3,248,711	3,248,711

U.S. Treasury Bills — 1.5%
0.035%, 4/10/2014 (9)	$2,000,000	1,999,927

Total Short-Term Investments (identified cost $28,217,916)		28,217,916

Total Investments — 117.5% (identified cost $144,757,080)		152,860,048
Other Assets and Liabilities — (17.5)%		(22,815,200)

Total Net Assets — 100.0%		$130,044,848

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	1.3%
Commercial Mortgage Securities	0.4
Corporate Bonds & Notes	93.7
Municipals	0.4
Other Assets & Liabilities, Net	4.2

Total	100.0%

TCH Core Plus Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 1.0%

Automobiles — 1.0%
Ally Auto Receivables Trust, Class A4, (Series 2010-2), 2.090%, 5/15/2015	$ 234,027	$ 234,259
Hyundai Auto Receivables Trust, Class A4, (Series 2010-A), 2.450%, 12/15/2016	7,817,995	7,897,114

Total Asset-Backed Securities (identified cost $8,147,219)		8,131,373

Commercial Mortgage Securities — 0.3%

Private Sponsor — 0.3%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (3)	500,000	567,001
Citigroup Commercial Mortgage Trust, Class A4, (Series 2004-C1), 5.352%, 4/15/2040 (3)	1,797,974	1,805,322

Total Commercial Mortgage Securities (identified cost $2,201,712)		2,372,323

Corporate Bonds & Notes — 51.2%

Advertising — 0.5%
WPP Finance 2010:
5.125%, 9/7/2042	1,500,000	1,478,650
5.625%, 11/15/2043	750,000	793,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Advertising (continued)
WPP Finance UK, 8.000%, 9/15/2014	$2,000,000	$2,077,452

		4,349,102

Agriculture — 0.3%
Altria Group, Inc., 10.200%, 2/6/2039	81,000	132,121
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	622,848
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,276,764
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	301,718

		2,333,451

Auto Manufacturers — 1.9%
Daimler Finance North America LLC:
0.857%, 3/28/2014 (3)(5)(6)	1,500,000	1,500,596
1.020%, 4/10/2014 (3)(5)(6)	2,000,000	2,001,610
Jaguar Land Rover Automotive PLC:
4.125%, 12/15/2018 (5)(6)	4,000,000	4,100,000
5.625%, 2/1/2023 (2)(5)(6)	3,000,000	3,146,250
Nissan Motor Acceptance Corp., 0.946%, 9/26/2016 (3)(5)(6)	5,000,000	5,032,290

		15,780,746

Banks — 6.8%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5)(6)	3,500,000	3,581,298
Banco Bradesco SA/Cayman Islands, 5.750%, 3/1/2022 (2)(5)(6)	2,000,000	2,021,000
Banco de Costa Rica, 5.250%, 8/12/2018 (5)(6)	2,500,000	2,518,750
BanColombia SA:
5.950%, 6/3/2021 (2)	750,000	798,750
6.125%, 7/26/2020 (2)	900,000	942,750
Bank of America Corp.:
1.066%, 3/22/2016 (3)	5,000,000	5,035,130
3.750%, 7/12/2016 (2)	2,000,000	2,125,614
6.875%, 4/25/2018	250,000	297,990
Citigroup, Inc., 1.199%, 7/25/2016 (3)	3,000,000	3,035,247
Discover Bank, 7.000%, 4/15/2020 (2)	1,000,000	1,190,006
Goldman Sachs Group, Inc.:
6.750%, 10/1/2037 (2)	750,000	868,427
7.500%, 2/15/2019	700,000	858,290
ING Bank NV, 5.800%, 9/25/2023 (5)(6)	3,000,000	3,214,587
Itau Unibanco Holding SA/Cayman Island:
5.500%, 8/6/2022 (2)(5)(6)	5,000,000	4,875,000
5.750%, 1/22/2021 (2)(5)(6)	500,000	508,125
JPMorgan Chase & Co.:
0.687%, 4/23/2015 (3)	1,000,000	1,003,279
1.295%, 3/20/2015 (3)	1,500,000	1,514,678
Morgan Stanley:
5.000%, 11/24/2025 (2)	6,000,000	6,245,460
5.500%, 7/28/2021	1,500,000	1,711,273

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Royal Bank of Canada, 0.936%, 10/30/2014 (3)	$ 750,000	$ 753,680
Turkiye Is Bankasi, 7.850%, 12/10/2023 (2)(5)(6)	2,250,000	2,265,525
Wells Fargo & Co., 0.435%, 10/28/2015 (3)	10,000,000	10,005,100

		55,369,959

Beverages — 1.6%
Bottling Group LLC, 6.950%, 3/15/2014 (2)	4,500,000	4,508,325
Constellation Brands, Inc., 4.250%, 5/1/2023 (2)	1,000,000	982,500
Fomento Economico Mexicano SAB de C.V., 4.375%, 5/10/2043	3,000,000	2,614,377
PepsiCo, Inc., 0.444%, 2/26/2016 (3)	5,000,000	5,012,565

		13,117,767

Biotechnology — 0.6%
Amgen, Inc., 4.850%, 11/18/2014	3,000,000	3,091,839
Gilead Sciences, Inc., 2.400%, 12/1/2014	2,000,000	2,029,024

		5,120,863

Chemicals — 2.2%
Braskem America Finance Co., 7.125%, 7/22/2041 (2)(5)(6)	7,000,000	6,510,000
Dow Chemical Co., 9.400%, 5/15/2039	500,000	780,127
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (5)(6)	2,750,000	2,839,375
Mexichem SAB de C.V., 6.750%, 9/19/2042 (5)(6)	8,400,000	8,106,000

		18,235,502

Commercial Services — 0.9%
ADT Corp.:
4.875%, 7/15/2042	4,000,000	3,230,000
6.250%, 10/15/2021 (2)(5)(6)	1,000,000	1,053,750
McGraw-Hill, Inc., 6.550%, 11/15/2037	3,000,000	2,988,360

		7,272,110

Computers — 0.3%
Hewlett-Packard Co., 1.182%, 1/14/2019 (2)(3)	2,250,000	2,256,914

Diversified Financial Services — 5.3%
American Express Credit Corp., 5.125%, 8/25/2014	5,000,000	5,112,990
Blackstone Holdings Finance Co. LLC:
6.250%, 8/15/2042 (2)(5)(6)	1,000,000	1,178,118
6.625%, 8/15/2019 (5)(6)	400,000	474,831
Ford Motor Credit Co. LLC:
1.018%, 1/17/2017 (3)	2,000,000	2,010,484
1.487%, 5/9/2016 (3)	4,000,000	4,070,732
3.984%, 6/15/2016	3,000,000	3,189,834
General Electric Capital Corp.:
0.839%, 1/8/2016 (3)	4,000,000	4,030,708
0.937%, 4/24/2014 (3)	2,500,000	2,501,957
Goldman Sachs Capital I, 6.345%, 2/15/2034	7,000,000	7,310,450
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5)(6)	100,000	103,925

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
Jefferies Group, LLC:
6.500%, 1/20/2043	$5,000,000	$ 5,261,500
8.500%, 7/15/2019	250,000	310,000
Legg Mason, Inc., 5.500%, 5/21/2019	1,000,000	1,107,684
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020	1,000,000	1,106,806
Nomura Holdings, Inc., 1.694%, 9/13/2016 (3)	4,000,000	4,070,208
SLM Corp., 7.250%, 1/25/2022 (2)	1,500,000	1,655,625

		43,495,852

Electric — 2.1%
Appalachian Power Co., 3.400%, 5/24/2015	2,000,000	2,063,448
CMS Energy Corp., 5.050%, 3/15/2022 (2)	1,000,000	1,117,661
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5)(6)	1,000,000	1,081,250
Entergy Corp., 3.625%, 9/15/2015 (2)	5,000,000	5,172,930
Georgia Power Co., 0.563%, 3/15/2016 (3)	4,000,000	3,998,032
Saudi Electricity Global Sukuk Co., 5.060%, 4/8/2043 (5)(6)	4,000,000	3,755,000

		17,188,321

Environmental Control — 0.0%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	306,245

Forest Products & Paper — 0.1%
International Paper Co., 8.700%, 6/15/2038	250,000	362,547

Healthcare-Products — 1.6%
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,055,749
Hospira, Inc., 5.800%, 8/12/2023 (2)	4,000,000	4,368,736
Mallinckrodt International Finance SA, 4.750%, 4/15/2023 (2)(5)(6)	6,000,000	5,711,532

		13,136,017

Healthcare-Services — 0.2%
Humana, Inc., 8.150%, 6/15/2038	500,000	692,299
Quest Diagnostics, Inc.:
1.098%, 3/24/2014 (3)	1,000,000	1,000,315
6.400%, 7/1/2017	250,000	286,039

		1,978,653

Holding Companies-Diversified — 0.5%
Leucadia National Corp., 5.500%, 10/18/2023 (2)	4,000,000	4,215,024

Home Furnishings — 0.4%
Whirlpool Corp., 8.600%, 5/1/2014	3,000,000	3,037,554

Insurance — 1.0%
Aflac, Inc., 8.500%, 5/15/2019	700,000	907,062
American Financial Group, Inc., 9.875%, 6/15/2019 (2)	250,000	325,867

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Insurance (continued)
Berkshire Hathaway Finance Corp., 0.390%, 1/10/2017 (3)	$2,250,000	$ 2,254,790
Berkshire Hathaway, Inc., 0.936%, 8/15/2014 (2)(3)	1,000,000	1,003,162
First American Financial Corp., 4.300%, 2/1/2023	2,000,000	1,951,480
ING US, Inc., 5.500%, 7/15/2022 (2)	1,000,000	1,120,361
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	350,000	458,615

		8,021,337

Internet — 0.6%
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,118,417
Netflix, Inc., 5.750%, 3/1/2024 (5)(6)	3,250,000	3,396,250

		4,514,667

Investment Companies — 0.1%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5)(6)	1,000,000	1,115,000

Iron/Steel — 2.1%
Allegheny Technologies, Inc., 5.875%, 8/15/2023 (2)	2,000,000	2,085,094
ArcelorMittal:
6.000%, 3/1/2021 (2)	750,000	813,750
7.500%, 10/15/2039	1,000,000	1,047,500
Cliffs Natural Resources, Inc., 4.800%, 10/1/2020 (2)	1,000,000	982,477
Glencore Funding LLC:
1.394%, 5/27/2016 (3)(5)(6)	1,500,000	1,496,640
4.125%, 5/30/2023 (2)(5)(6)	2,000,000	1,923,936
Samarco Mineracao SA, 5.750%, 10/24/2023 (5)(6)	5,000,000	5,037,500
Vale Overseas, Ltd., 6.875%, 11/21/2036 (2)	3,500,000	3,777,651

		17,164,548

Media — 1.7%
CBS Corp., 8.875%, 5/15/2019	500,000	645,674
DIRECTV Holdings LLC, 6.350%, 3/15/2040	5,000,000	5,415,485
NBCUniversal Enterprise, Inc., 0.776%, 4/15/2016 (3)(5)(6)	4,000,000	4,012,848
Time Warner Cable, Inc.:
5.875%, 11/15/2040 (2)	2,000,000	2,165,658
6.750%, 6/15/2039	1,100,000	1,309,967
Viacom, Inc., 6.125%, 10/5/2017	250,000	288,288

		13,837,920

Mining — 3.0%
Barrick North America Finance LLC, 5.700%, 5/30/2041	5,000,000	4,817,925
Newmont Mining Corp.:
4.875%, 3/15/2042	1,000,000	819,012
6.250%, 10/1/2039	2,000,000	1,935,158
Rio Tinto Finance USA, Ltd.:
8.950%, 5/1/2014	1,350,000	1,367,878
9.000%, 5/1/2019	400,000	525,087
Southern Copper Corp.:
5.250%, 11/8/2042 (2)	1,500,000	1,291,403
7.500%, 7/27/2035	3,000,000	3,323,469
Teck Resources, Ltd., 6.250%, 7/15/2041	6,050,000	6,376,440

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Mining (continued)
Volcan Cia Minera SAA, 5.375%, 2/2/2022 (5)(6)	$1,250,000	$ 1,207,813
Xstrata Finance Canada, Ltd., 6.900%, 11/15/2037 (5)(6)	2,500,000	2,778,387

		24,442,572

Oil & Gas — 4.0%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (2)	1,000,000	1,110,000
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (5)(6)	1,500,000	1,688,250
Ecopetrol SA:
7.375%, 9/18/2043	6,000,000	6,780,000
7.625%, 7/23/2019 (2)	500,000	602,500
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (5)(6)	4,500,000	4,545,000
Gazprom OAO Via Gaz Capital SA:
4.950%, 2/6/2028 (5)(6)	100,000	88,250
5.999%, 1/23/2021 (5)(6)	100,000	105,375
Hess Corp., 8.125%, 2/15/2019	250,000	316,127
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (5)(6)	3,000,000	2,632,500
Nexen Energy ULC, 5.875%, 3/10/2035	3,000,000	3,313,476
Pacific Rubiales Energy Corp., 5.125%, 3/28/2023 (5)(6)	750,000	723,750
Petrobras Global Finance BV, 5.625%, 5/20/2043 (2)	4,200,000	3,566,829
Petroleos Mexicanos, 6.375%, 1/23/2045 (2)(5)(6)	2,500,000	2,660,385
Pride International, Inc., 7.875%, 8/15/2040 (2)	1,000,000	1,430,327
Rowan Cos., Inc., 5.400%, 12/1/2042	3,000,000	2,856,348
Transocean, Inc., 7.500%, 4/15/2031	250,000	293,856
Valero Energy Corp., 9.375%, 3/15/2019 (2)	250,000	328,145

		33,041,118

Oil & Gas Services — 0.0%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	326,663

Packaging & Containers — 0.7%
Ball Corp., 5.000%, 3/15/2022 (2)	5,000,000	5,187,500
Bemis Co., Inc., 6.800%, 8/1/2019	250,000	300,296

		5,487,796

Pharmaceuticals — 1.2%
Endo Health Solutions, Inc., 7.000%, 7/15/2019 (2)	5,000,000	5,437,500
Forest Laboratories, Inc., 4.375%, 2/1/2019 (2)(5)(6)	4,000,000	4,285,000

		9,722,500

Pipelines — 0.8%
Energy Transfer Partners LP:
6.500%, 2/1/2042 (2)	1,000,000	1,123,522
9.000%, 4/15/2019	250,000	318,306

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines (continued)
Kinder Morgan Energy Partners LP:
3.500%, 3/1/2016	$2,000,000	$ 2,093,754
5.000%, 8/15/2042 (2)	2,000,000	1,889,458
9.000%, 2/1/2019 (2)	250,000	318,903
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5)(6)	500,000	455,000

		6,198,943

Real Estate Investment Trusts — 1.1%
Duke Realty LP, 7.375%, 2/15/2015	3,350,000	3,559,764
EPR Properties:
5.250%, 7/15/2023	1,000,000	1,022,137
5.750%, 8/15/2022	1,000,000	1,064,804
Health Care REIT, Inc., 4.500%, 1/15/2024 (2)	2,500,000	2,581,040
Hospitality Properties Trust, 4.500%, 6/15/2023	1,000,000	997,305

		9,225,050

Retail — 3.0%
Advance Auto Parts, Inc.,
4.500%, 12/1/2023	4,000,000	4,094,604
Arcos Dorados Holdings, Inc.,
6.625%, 9/27/2023 (2)(5)(6)	4,000,000	4,060,000
Best Buy Co., Inc.,
5.000%, 8/1/2018 (2)	2,000,000	2,080,000
Brinker International, Inc.,
3.875%, 5/15/2023	2,000,000	1,870,020
L Brands, Inc.:
6.950%, 3/1/2033	2,500,000	2,568,750
7.600%, 7/15/2037	6,000,000	6,330,000
QVC, Inc.,
5.125%, 7/2/2022	250,000	254,559
Walgreen Co.,
0.744%, 3/13/2014 (3)	3,000,000	2,999,955

		24,257,888

Sovereign — 1.0%
Costa Rica Government International Bond,
5.625%, 4/30/2043 (5)(6)	5,000,000	4,275,000
Republic of Armenia,
6.000%, 9/30/2020 (2)(5)(6)	1,500,000	1,545,000
Slovenia Government International Bond,
5.250%, 2/18/2024 (5)(6)	2,500,000	2,558,775

		8,378,775

Telecommunications — 5.2%
America Movil SAB de C.V.,
4.375%, 7/16/2042 (2)	2,000,000	1,762,138
AT&T, Inc.,
0.619%, 2/12/2016 (3)	4,000,000	4,008,908
CenturyLink, Inc.:
7.600%, 9/15/2039	2,000,000	1,900,000
7.650%, 3/15/2042 (2)	2,000,000	1,890,000
Frontier Communications Corp.:
7.875%, 1/15/2027	2,500,000	2,518,750
8.125%, 10/1/2018 (2)	500,000	582,500
9.000%, 8/15/2031	500,000	525,000
Telecom Italia Capital SA,
7.721%, 6/4/2038	3,500,000	3,762,500

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
Telefonaktiebolaget LM Ericsson,
4.125%, 5/15/2022	$ 3,500,000	$ 3,605,395
Telefonica Europe BV,
8.250%, 9/15/2030	1,530,000	1,962,100
Verizon Communications, Inc.:
1.993%, 9/14/2018 (2)(3)	2,000,000	2,098,850
5.150%, 9/15/2023 (2)	5,000,000	5,487,055
6.550%, 9/15/2043 (2)	9,000,000	11,057,643
Windstream Corp.,
7.500%, 6/1/2022 (2)	1,000,000	1,065,000

		42,225,839

Transportation — 0.1%
FedEx Corp.,
8.000%, 1/15/2019	250,000	313,646
Kazakhstan Temir Zholy Finance BV,
6.950%, 7/10/2042 (5)(6)	500,000	503,750

		817,396

Trucking & Leasing — 0.3%
Aviation Capital Group Corp.,
4.625%, 1/31/2018 (2)(5)(6)	2,000,000	2,085,698

Total Corporate Bonds & Notes (identified cost $403,072,800)		418,420,337

Municipals — 0.0%

California — 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	341,004

Total Municipals (identified cost $300,000)		341,004

U.S. Government & U.S. Government Agency Obligations — 17.3%

U.S. Treasury Bonds & Notes — 17.3%
0.125%, 1/15/2023 (2)	4,543,425	4,444,392
0.625%, 7/15/2021 (2)	5,170,050	5,400,278
1.375%, 7/15/2018 (2)	5,403,700	5,945,334
1.750%, 1/15/2028 (2)	1,668,645	1,866,536
1.875%, 7/15/2019 (2)	5,457,350	6,166,806
2.000%, 4/30/2016	10,000,000	10,346,480
2.000%, 7/31/2020 (2)	10,000,000	10,023,050
2.000%, 11/30/2020 (2)	2,500,000	2,488,770
2.000%, 2/15/2023 (2)	15,000,000	14,360,160
2.125%, 1/15/2019 (2)	4,884,615	5,538,123
2.125%, 8/15/2021 (2)	10,000,000	9,930,080
2.250%, 1/31/2015 (2)	5,000,000	5,096,580
2.250%, 11/30/2017 (2)	10,000,000	10,442,580
2.375%, 9/30/2014 (2)	20,000,000	20,264,060
4.000%, 2/15/2015 (2)	18,500,000	19,182,187
4.750%, 5/15/2014 (2)	10,000,000	10,094,530

Total U.S. Government & U.S. Government Agency Obligations (identified cost $142,133,237)		141,589,946

U.S. Government Agency-Mortgage Securities — 25.2%

Federal Home Loan Mortgage Corporation — 19.7%
3.000%, 11/1/2042 (2)	1,888,123	1,833,650
3.000%, 4/1/2043 (2)	7,665,597	7,447,511
3.000%, 4/1/2043	2,190,579	2,129,411

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
3.000%, 4/1/2043 (2)	$ 2,923,848	$ 2,839,495
3.000%, 5/1/2043 (2)	3,865,773	3,760,284
3.000%, 7/1/2043 (2)	14,692,529	14,291,599
3.500%, 12/1/2040	1,442,198	1,461,547
3.500%, 12/1/2041	1,536,377	1,557,011
3.500%, 3/1/2042	511,490	518,363
3.500%, 12/1/2042 (2)	1,198,515	1,215,920
3.500%, 7/1/2043 (2)	7,296,304	7,402,261
3.500%, 9/1/2043 (2)	14,812,846	15,027,958
3.500%, 10/1/2043 (2)	19,763,164	20,050,165
3.500%, 11/1/2043 (2)	14,876,131	15,092,162
3.500%, 1/1/2044 (2)	14,921,967	15,138,664
3.500%, 2/1/2044 (2)	15,000,000	15,217,830
4.000%, 4/1/2026	1,021,809	1,091,732
4.000%, 10/1/2031 (2)	1,564,136	1,660,119
4.000%, 12/1/2039	1,223,955	1,283,316
4.000%, 12/1/2040 (2)	6,870,685	7,205,350
4.000%, 12/1/2040	492,317	515,834
4.000%, 3/1/2041	532,045	558,008
4.000%, 4/1/2041 (2)	11,695,960	12,267,296
4.000%, 8/1/2041	346,377	363,201
4.000%, 11/1/2041	1,272,070	1,334,005
4.500%, 9/1/2031	743,457	812,298
4.500%, 3/1/2039	382,374	411,665
4.500%, 5/1/2039 (2)	1,319,961	1,423,624
4.500%, 2/1/2040	344,276	370,044
4.500%, 11/1/2040	975,622	1,050,896
4.500%, 2/1/2041 (2)	1,969,474	2,114,633
5.000%, 12/1/2022	175,196	191,495
5.000%, 12/1/2035	180,375	197,255
5.000%, 1/1/2038	104,045	113,500
5.000%, 3/1/2038	328,238	357,868
5.000%, 3/1/2038	92,048	100,365
5.000%, 2/1/2039	331,052	361,116
5.000%, 1/1/2040	402,256	443,465
6.000%, 6/1/2037	459,164	509,941
6.000%, 11/1/2037	259,959	288,689
6.000%, 1/1/2038	431,265	478,636

		160,488,182

Federal National Mortgage Association — 4.9%
3.000%, 3/1/2043 (2)	3,863,277	3,759,096
3.500%, 7/1/2032	805,156	836,783
3.500%, 5/1/2042 (2)	1,881,675	1,913,412
3.500%, 10/1/2042 (2)	2,301,324	2,340,248
3.500%, 10/1/2042	1,325,762	1,346,729
3.500%, 10/1/2042 (2)	1,723,686	1,752,835
3.500%, 11/1/2042	910,464	925,861
3.500%, 12/1/2042 (2)	1,866,438	1,897,979
3.500%, 1/1/2043 (2)	4,779,105	4,861,272
4.000%, 11/1/2031 (2)	981,989	1,046,273
4.000%, 11/1/2040	610,340	641,596
4.000%, 1/1/2041	1,046,536	1,098,653
4.000%, 2/1/2041	900,534	946,397
4.000%, 2/1/2041 (2)	5,037,608	5,295,353
4.000%, 3/1/2041	323,105	339,217
4.000%, 11/1/2041	1,126,206	1,184,027
4.500%, 6/1/2039 (2)	1,951,963	2,110,771
4.500%, 8/1/2041 (2)	1,167,148	1,256,164
5.000%, 7/1/2022	770,834	838,487
5.000%, 3/1/2035	676,916	747,518
5.000%, 5/1/2042 (2)	1,509,519	1,665,548
5.500%, 2/1/2034	114,653	127,400
5.500%, 7/1/2036	631,626	702,098
5.500%, 8/1/2037 (2)	1,200,400	1,334,137
5.500%, 6/1/2038	145,198	160,984

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
6.000%, 12/1/2038	$ 105,690	$ 117,658
6.000%, 5/1/2039	510,091	570,332
6.500%, 10/1/2037	149,411	167,367
6.500%, 11/1/2037	121,924	132,718

		40,116,913

Government National Mortgage Association — 0.6%
4.000%, 10/15/2040	1,019,839	1,085,285
4.000%, 12/15/2040	1,506,074	1,602,423
4.000%, 4/15/2041	1,396,029	1,485,979
5.500%, 8/20/2038	281,863	301,438
5.500%, 2/15/2039	136,727	151,904
6.000%, 10/15/2038	58,513	65,662
6.000%, 12/15/2038	184,048	206,057
6.000%, 1/15/2039	94,668	106,214

		5,004,962

Total U.S. Government Agency-Mortgage Securities (identified cost $204,409,360)		205,610,057

Short-Term Investments — 52.5%

Collateral Pool Investments for Securities on Loan — 47.4%

Collateral pool allocation (12)		387,243,594

Mutual Funds — 3.9%
BMO Prime Money Market Fund, Class I, 0.012% (10)	31,848,186	31,848,186

U.S. Treasury Bills — 1.2%
0.035%, 4/10/2014(9)	$10,000,000	9,999,635

Total Short-Term Investments (identified cost $429,091,415)		429,091,415

Total Investments — 147.5% (identified cost $1,189,355,743)		1,205,556,455
Other Assets and Liabilities — (47.5)%		(388,299,992)

Total Net Assets — 100.0%		$817,256,463

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	1.0%
Commercial Mortgage Securities	0.3
Corporate Bonds & Notes	51.2
U.S. Government & U.S. Government Agency Obligations	17.3
U.S. Government Agency-Mortgage Securities	25.2
Other Assets & Liabilities, Net	5.0

Total	100.0%

Monegy High Yield Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 94.1%

Advertising — 0.2%
MDC Partners, Inc., 6.750%, 4/1/2020 (5)(6)	$214,000	$229,515

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Aerospace/Defense — 0.9%
AAR Corp.:
7.250%, 1/15/2022	$195,000	$ 210,600
7.250%, 1/15/2022 (5)(6)	123,000	132,840
Spirit Aerosystems, Inc., 6.750%, 12/15/2020	300,000	324,750
TransDigm, Inc., 7.750%, 12/15/2018	277,000	298,121

		966,311

Agriculture — 0.8%
Alliance One International, Inc., 9.875%, 7/15/2021	262,000	265,930
Vector Group, Ltd., 7.750%, 2/15/2021	575,000	616,688

		882,618

Airlines — 0.5%
United Airlines, Inc., 6.750%, 9/15/2015 (5)(6)	255,000	261,375
United Continental Holdings, Inc., 6.375%, 6/1/2018	276,000	294,630

		556,005

Apparel — 1.0%
Hanesbrands, Inc., 6.375%, 12/15/2020	275,000	303,188
Perry Ellis International, Inc., 7.875%, 4/1/2019	479,000	507,740
Quiksilver, Inc., 7.875%, 8/1/2018 (5)(6)	223,000	244,185

		1,055,113

Auto Manufacturers — 1.4%
Chrysler Group LLC:
8.000%, 6/15/2019	565,000	624,325
8.250%, 6/15/2021	200,000	227,500
Navistar International Corp., 8.250%, 11/1/2021	408,000	427,890
Oshkosh Corp., 8.500%, 3/1/2020	192,000	211,200

		1,490,915

Auto Parts & Equipment — 2.5%
American Axle & Manufacturing, Inc.:
5.125%, 2/15/2019	139,000	145,603
6.625%, 10/15/2022	201,000	219,592
Dana Holding Corp., 6.750%, 2/15/2021	320,000	351,200
Goodyear Tire & Rubber Co.:
7.000%, 5/15/2022	68,000	76,160
8.250%, 8/15/2020	258,000	289,605
Lear Corp., 8.125%, 3/15/2020	240,000	264,000
Meritor, Inc.:
6.250%, 2/15/2024	40,000	41,000
6.750%, 6/15/2021	110,000	117,425
10.625%, 3/15/2018	178,000	188,458
Pittsburgh Glass Works LLC, 8.000%, 11/15/2018 (5)(6)	234,000	256,230
Titan International, Inc., 6.875%, 10/1/2020 (5)(6)	361,000	383,562
Visteon Corp., 6.750%, 4/15/2019	276,000	291,525

		2,624,360

Banks — 1.0%
Ally Financial, Inc., 3.500%, 7/18/2016	312,000	322,920

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
CIT Group, Inc.:
5.000%, 8/15/2022	$326,000	$ 343,759
5.375%, 5/15/2020	52,000	56,420
5.500%, 2/15/2019 (5)(6)	314,000	342,652

		1,065,751

Biotechnology — 0.3%
STHI Holding Corp., 8.000%, 3/15/2018 (5)(6)	278,000	296,418

Building Materials — 2.9%
Ainsworth Lumber Co., Ltd., 7.500%, 12/15/2017 (5)(6)	485,000	522,587
Builders FirstSource, Inc., 7.625%, 6/1/2021 (5)(6)	268,000	287,430
Gibraltar Industries, Inc., 6.250%, 2/1/2021	314,000	332,840
HeidelbergCement Finance Luxembourg SA, 8.500%, 10/31/2019 (11)	205,000	364,444
Interline Brands, Inc., 10.000%, 11/15/2018	231,000	254,389
Louisiana-Pacific Corp., 7.500%, 6/1/2020	439,000	489,485
Texas Industries, Inc., 9.250%, 8/15/2020	396,000	461,340
Vulcan Materials Co., 7.500%, 6/15/2021	259,000	303,678

		3,016,193

Chemicals — 3.4%
Axalta U.S. Coating Systems, 7.375%, 5/1/2021 (5)(6)	300,000	325,500
Chemtura Corp., 5.750%, 7/15/2021	335,000	350,075
Ferro Corp., 7.875%, 8/15/2018	365,000	389,637
Fufeng Group, Ltd., 7.625%, 4/13/2016 (5)(6)	250,000	257,500
Huntsman International LLC, 8.625%, 3/15/2020	300,000	332,625
Ineos Finance PLC:
7.500%, 5/1/2020 (5)(6)	70,000	77,263
8.375%, 2/15/2019 (5)(6)	215,000	238,919
Kraton Polymers LLC, 6.750%, 3/1/2019	300,000	320,625
Olin Corp., 8.875%, 8/15/2019	328,000	354,240
PetroLogistics LP, 6.250%, 4/1/2020	214,000	218,280
PolyOne Corp., 7.375%, 9/15/2020	216,000	237,870
Tronox Finance LLC, 6.375%, 8/15/2020	482,000	497,665

		3,600,199

Coal — 1.1%
Cloud Peak Energy Resources LLC, 6.375%, 3/15/2024 (4)	44,000	45,650
CONSOL Energy, Inc.:
8.000%, 4/1/2017	74,000	77,330
8.250%, 4/1/2020	197,000	215,222
Peabody Energy Corp., 6.250%, 11/15/2021	300,000	310,875
SunCoke Energy Partners LP, 7.375%, 2/1/2020 (5)(6)	172,000	183,180
SunCoke Energy, Inc., 7.625%, 8/1/2019	335,000	361,800

		1,194,057

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Services — 6.9%
Avis Budget Car Rental LLC, 8.250%, 1/15/2019	$259,000	$ 280,044
Cardtronics, Inc., 8.250%, 9/1/2018	290,000	311,750
CoreLogic, Inc., 7.250%, 6/1/2021	300,000	327,000
Deluxe Corp.:
6.000%, 11/15/2020	174,000	181,830
7.000%, 3/15/2019	447,000	480,525
DynCorp International, Inc., 10.375%, 7/1/2017	225,000	236,250
FTI Consulting, Inc.:
6.000%, 11/15/2022	58,000	60,030
6.750%, 10/1/2020	316,000	345,230
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	264,000	277,200
H&E Equipment Services, Inc., 7.000%, 9/1/2022	408,000	450,840
Harland Clarke Holdings Corp., 6.875%, 3/1/2020 (5)(6)	369,000	377,764
Hertz Corp.:
6.750%, 4/15/2019	63,000	67,804
7.500%, 10/15/2018	300,000	321,750
Iron Mountain, Inc.:
5.750%, 8/15/2024	170,000	166,600
7.750%, 10/1/2019	250,000	279,062
Live Nation Entertainment, Inc., 7.000%, 9/1/2020 (5)(6)	238,000	262,395
Monitronics International, Inc., 9.125%, 4/1/2020	412,000	443,930
PHH Corp.:
6.375%, 8/15/2021	216,000	219,240
7.375%, 9/1/2019	118,000	129,210
Rent-A-Center, Inc.:
4.750%, 5/1/2021	50,000	47,375
6.625%, 11/15/2020	455,000	476,612
RR Donnelley & Sons Co.:
7.000%, 2/15/2022	172,000	191,780
8.600%, 8/15/2016	300,000	348,750
Service Corp. International, 5.375%, 1/15/2022 (5)(6)	42,000	42,945
Sotheby’s, 5.250%, 10/1/2022 (5)(6)	280,000	271,600
United Rentals North America, Inc.:
6.125%, 6/15/2023	34,000	36,210
7.375%, 5/15/2020	33,000	37,043
7.625%, 4/15/2022	110,000	125,537
8.250%, 2/1/2021	57,000	64,624
8.375%, 9/15/2020	300,000	337,500
9.250%, 12/15/2019	25,000	27,625

		7,226,055

Computers — 0.4%
Seagate HDD Cayman, 7.000%, 11/1/2021	397,000	446,625

Cosmetics/Personal Care — 1.0%
Albea Beauty Holdings SA, 8.375%, 11/1/2019 (5)(6)	292,000	314,630
Elizabeth Arden, Inc., 7.375%, 3/15/2021	359,000	385,925
Revlon Consumer Products Corp., 5.750%, 2/15/2021	375,000	376,875

		1,077,430

Diversified Financial Services — 2.7%
Aircastle, Ltd.:
4.625%, 12/15/2018	56,000	58,100
6.250%, 12/1/2019	74,000	81,030
7.625%, 4/15/2020	185,000	211,363
9.750%, 8/1/2018	246,000	266,295

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
Fly Leasing, Ltd., 6.750%, 12/15/2020	$400,000	$ 415,000
Icahn Enterprises LP, 5.875%, 2/1/2022 (5)(6)	313,000	320,042
International Lease Finance Corp.:
4.625%, 4/15/2021	225,000	227,672
6.250%, 5/15/2019	250,000	282,000
8.875%, 9/1/2017	252,000	303,660
National Money Mart Co., 10.375%, 12/15/2016	279,000	278,651
Outerwall, Inc., 6.000%, 3/15/2019	358,000	374,110

		2,817,923

Electric — 1.9%
AES Corp.:
7.375%, 7/1/2021	42,000	47,985
8.000%, 10/15/2017	300,000	356,250
Calpine Corp., 7.500%, 2/15/2021 (5)(6)	514,000	569,255
GenOn Energy, Inc.:
7.875%, 6/15/2017	132,000	133,650
9.500%, 10/15/2018	381,000	394,335
NRG Energy, Inc.:
6.625%, 3/15/2023	146,000	154,760
8.250%, 9/1/2020	300,000	334,500

		1,990,735

Electrical Components & Equipment — 1.1%
Anixter, Inc., 5.625%, 5/1/2019	297,000	319,275
Belden, Inc., 5.500%, 9/1/2022 (5)(6)	419,000	415,857
General Cable Corp., 6.500%, 10/1/2022 (5)(6)	361,000	366,415

		1,101,547

Electronics — 0.1%
Viasystems, Inc., 7.875%, 5/1/2019 (5)(6)	52,000	56,095

Engineering & Construction — 1.0%
Abengoa Finance SAU:
7.750%, 2/1/2020 (5)(6)	150,000	163,500
8.875%, 11/1/2017 (5)(6)	200,000	226,000
Dycom Investments, Inc., 7.125%, 1/15/2021	333,000	361,305
MasTec, Inc., 4.875%, 3/15/2023	264,000	257,400
Tutor Perini Corp., 7.625%, 11/1/2018	34,000	36,423

		1,044,628

Entertainment — 2.1%
AMC Entertainment, Inc., 5.875%, 2/15/2022 (5)(6)	246,000	249,690
Cinemark USA, Inc., 7.375%, 6/15/2021	200,000	224,000
DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020 (5)(6)	227,000	244,593
National CineMedia LLC, 7.875%, 7/15/2021	502,000	557,220
Penn National Gaming, Inc., 5.875%, 11/1/2021 (5)(6)	373,000	364,607
Regal Entertainment Group, 5.750%, 2/1/2025	88,000	86,350
Scientific Games International, Inc., 6.250%, 9/1/2020	139,000	147,340
Speedway Motorsports, Inc., 6.750%, 2/1/2019	261,000	277,965

		2,151,765

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Environmental Control — 0.1%
Covanta Holding Corp., 5.875%, 3/1/2024 (4)	$146,000	$ 149,641

Food — 3.5%
ARAMARK Corp., 5.750%, 3/15/2020 (5)(6)	477,000	505,620
Big Heart Pet Brands, 7.625%, 2/15/2019	575,000	599,437
Chiquita Brands International, Inc., 7.875%, 2/1/2021	351,000	388,118
Dean Holding Co., 6.900%, 10/15/2017	600,000	657,000
JBS USA LLC:
7.250%, 6/1/2021 (5)(6)	505,000	537,825
8.250%, 2/1/2020 (5)(6)	184,000	202,400
Post Holdings, Inc., 7.375%, 2/15/2022	182,000	199,063
Smithfield Foods Inc., 5.875%, 8/1/2021 (5)(6)	20,000	20,650
Smithfield Foods, Inc., 7.750%, 7/1/2017	380,000	442,700
TreeHouse Foods, Inc., 7.750%, 3/1/2018	135,000	141,008

		3,693,821

Forest Products & Paper — 1.2%
Clearwater Paper Corp., 7.125%, 11/1/2018	333,000	356,310
Exopack Holdings SA, 7.875%, 11/1/2019 (5)(6)	250,000	261,250
PH Glatfelter Co., 5.375%, 10/15/2020	118,000	122,130
Sappi Papier Holding GmbH:
6.625%, 4/15/2021 (5)(6)	200,000	205,000
7.750%, 7/15/2017 (5)(6)	300,000	334,500

		1,279,190

Healthcare-Products — 1.0%
Alere, Inc., 6.500%, 6/15/2020	55,000	58,025
Hanger, Inc., 7.125%, 11/15/2018	262,000	280,340
Physio-Control International, Inc., 9.875%, 1/15/2019 (5)(6)	225,000	253,125
Teleflex, Inc., 6.875%, 6/1/2019	400,000	427,000

		1,018,490

Healthcare-Services — 4.1%
Acadia Healthcare Co., Inc., 6.125%, 3/15/2021 (5)(6)	174,000	180,525
CHS/Community Health Systems, Inc.:
6.875%, 2/1/2022 (5)(6)	276,000	294,112
8.000%, 11/15/2019	471,000	525,636
DaVita HealthCare Partners, Inc., 6.625%, 11/1/2020	300,000	323,625
Gentiva Health Services, Inc., 11.500%, 9/1/2018	250,000	268,125
HCA, Inc.:
5.875%, 3/15/2022	123,000	134,685
7.500%, 2/15/2022	225,000	261,563
HealthSouth Corp., 8.125%, 2/15/2020	446,000	488,370
Kindred Healthcare, Inc., 8.250%, 6/1/2019	400,000	433,000
LifePoint Hospitals, Inc., 5.500%, 12/1/2021 (5)(6)	354,000	371,257
Select Medical Corp., 6.375%, 6/1/2021	365,000	374,125

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Services (continued)
Tenet Healthcare Corp.:
6.750%, 2/1/2020	$ 154,000	$ 164,973
8.000%, 8/1/2020	320,000	352,000
8.125%, 4/1/2022	86,000	96,535

		4,268,531

Home Builders — 1.4%
Brookfield Residential Properties, Inc., 6.125%, 7/1/2022 (5)(6)	215,000	221,987
KB Home:
7.500%, 9/15/2022	54,000	58,793
8.000%, 3/15/2020	186,000	210,645
Meritage Homes Corp., 7.150%, 4/15/2020	275,000	306,625
Ryland Group, Inc.:
5.375%, 10/1/2022	119,000	117,512
6.625%, 5/1/2020	263,000	285,355
Taylor Morrison Communities, Inc., 5.250%, 4/15/2021 (5)(6)	226,000	224,305

		1,425,222

Home Furnishings — 0.5%
Tempur Sealy International, Inc., 6.875%, 12/15/2020	457,000	502,700

Household Products/Wares — 2.3%
ACCO Brands Corp., 6.750%, 4/30/2020	307,000	317,745
American Greetings Corp., 7.375%, 12/1/2021	208,000	217,620
Central Garden and Pet Co., 8.250%, 3/1/2018	240,000	246,000
Jarden Corp.:
7.500%, 5/1/2017	117,000	135,135
7.500%, 1/15/2020	350,000	378,000
Prestige Brands, Inc.:
5.375%, 12/15/2021 (5)(6)	81,000	82,620
8.125%, 2/1/2020	412,000	463,500
Spectrum Brands, Inc.:
6.375%, 11/15/2020	28,000	30,660
6.625%, 11/15/2022	14,000	15,330
6.750%, 3/15/2020	492,000	535,050

		2,421,660

Internet — 1.2%
CyrusOne LP, 6.375%, 11/15/2022	241,000	254,857
Equinix, Inc., 7.000%, 7/15/2021	350,000	390,687
IAC/InterActiveCorp, 4.750%, 12/15/2022	53,000	51,543
Netflix, Inc., 5.375%, 2/1/2021	505,000	530,250

		1,227,337

Iron/Steel — 1.6%
APERAM, 7.375%, 4/1/2016 (5)(6)	250,000	259,063
ArcelorMittal:
6.125%, 6/1/2018	270,000	298,012
6.750%, 2/25/2022	106,000	118,190
Commercial Metals Co., 7.350%, 8/15/2018	271,000	311,311
Steel Dynamics, Inc.:
6.375%, 8/15/2022	27,000	29,768
7.625%, 3/15/2020	255,000	277,950
United States Steel Corp., 6.875%, 4/1/2021	373,000	399,110

		1,693,404

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Leisure Time — 1.0%
Brunswick Corp.:
4.625%, 5/15/2021 (5)(6)	$119,000	$ 116,323
7.375%, 9/1/2023	202,000	220,685
NCL Corp., Ltd., 5.000%, 2/15/2018	364,000	379,470
Royal Caribbean Cruises, Ltd., 7.250%, 6/15/2016	300,000	338,250

		1,054,728

Lodging — 1.2%
Marina District Finance Co., Inc., 9.875%, 8/15/2018	60,000	64,800
MGM Resorts International:
6.625%, 12/15/2021	465,000	510,919
6.750%, 10/1/2020	38,000	42,085
7.750%, 3/15/2022	243,000	280,057
8.625%, 2/1/2019	109,000	130,800
Wynn Las Vegas LLC:
5.375%, 3/15/2022	50,000	52,750
7.750%, 8/15/2020	150,000	168,375

		1,249,786

Machinery-Construction & Mining — 0.4%
BlueLine Rental Finance Corp., 7.000%, 2/1/2019 (5)(6)	229,000	242,454
Terex Corp., 6.000%, 5/15/2021	161,000	170,257

		412,711

Media — 3.5%
Block Communications, Inc., 7.250%, 2/1/2020 (5)(6)	337,000	361,432
Cablevision Systems Corp.:
5.875%, 9/15/2022	125,000	130,313
8.000%, 4/15/2020	358,000	423,335
CCO Holdings LLC:
5.125%, 2/15/2023	100,000	98,000
7.375%, 6/1/2020	380,000	418,000
8.125%, 4/30/2020	300,000	330,000
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	311,000	338,212
DISH DBS Corp., 7.875%, 9/1/2019	225,000	264,938
Gannett Co., Inc., 5.125%, 10/15/2019 (5)(6)	69,000	72,623
Gray Television, Inc., 7.500%, 10/1/2020	195,000	213,525
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	301,000	325,832
Sinclair Television Group Inc, 6.375%, 11/1/2021	202,000	214,625
Sirius XM Radio, Inc., 5.875%, 10/1/2020 (5)(6)	485,000	511,675

		3,702,510

Mining — 0.2%
Hecla Mining Co., 6.875%, 5/1/2021	220,000	218,350

Miscellaneous Manufacturing — 0.6%
Bombardier, Inc., 6.125%, 1/15/2023 (5)(6)	211,000	214,693
Koppers, Inc., 7.875%, 12/1/2019	359,000	388,617

		603,310

Office Furnishings — 0.3%
Interface, Inc., 7.625%, 12/1/2018	303,000	326,483

Oil & Gas — 8.7%
Atlas Energy Holdings Operating Co. LLC, 7.750%, 1/15/2021	297,000	301,455

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Berry Petroleum Co., 6.750%, 11/1/2020	$ 152,000	$161,500
Bill Barrett Corp.:
7.000%, 10/15/2022	80,000	84,200
7.625%, 10/1/2019	300,000	324,750
Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	290,000	313,200
BreitBurn Energy Partners LP:
7.875%, 4/15/2022	55,000	60,225
8.625%, 10/15/2020	331,000	359,962
Calumet Specialty Products Partners LP:
7.625%, 1/15/2022	139,000	148,209
9.375%, 5/1/2019	286,000	317,460
Chesapeake Energy Corp.:
6.125%, 2/15/2021	14,000	15,540
6.625%, 8/15/2020	318,000	364,905
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019	243,000	258,795
Cimarex Energy Co., 5.875%, 5/1/2022	126,000	136,710
Comstock Resources, Inc., 7.750%, 4/1/2019	116,000	124,700
Concho Resources, Inc., 6.500%, 1/15/2022	379,000	416,426
Denbury Resources, Inc., 6.375%, 8/15/2021	175,000	189,437
Energy XXI Gulf Coast, Inc.:
7.500%, 12/15/2021 (5)(6)	104,000	109,200
7.750%, 6/15/2019	220,000	237,600
EP Energy LLC, 9.375%, 5/1/2020	230,000	267,375
EV Energy Partners LP, 8.000%, 4/15/2019	386,000	399,510
EXCO Resources, Inc., 7.500%, 9/15/2018	275,000	279,125
Gulfport Energy Corp., 7.750%, 11/1/2020	276,000	299,460
Halcon Resources Corp., 8.875%, 5/15/2021	127,000	129,858
Hercules Offshore, Inc.:
7.125%, 4/1/2017 (5)(6)	169,000	178,717
7.500%, 10/1/2021 (5)(6)	95,000	100,938
Linn Energy LLC:
7.000%, 11/1/2019 (5)(6)	69,000	72,278
7.750%, 2/1/2021	384,000	417,600
8.625%, 4/15/2020	210,000	229,950
Northern Tier Energy LLC, 7.125%, 11/15/2020	241,000	260,280
Oasis Petroleum, Inc.:
6.875%, 3/15/2022 (5)(6)	81,000	88,290
6.875%, 1/15/2023	205,000	223,962
Parker Drilling Co., 6.750%, 7/15/2022 (5)(6)	235,000	244,694
Plains Exploration & Production Co., 6.750%, 2/1/2022	205,000	227,550
QEP Resources, Inc., 6.875%, 3/1/2021	247,000	272,935
SandRidge Energy, Inc.:
7.500%, 3/15/2021	292,000	310,250
7.500%, 2/15/2023	104,000	110,240
Stone Energy Corp., 7.500%, 11/15/2022	40,000	43,300

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Swift Energy Co., 7.875%, 3/1/2022	$301,000	$ 310,030
Unit Corp., 6.625%, 5/15/2021	404,000	432,280
W&T Offshore, Inc., 8.500%, 6/15/2019	260,000	282,750

		9,105,646

Oil & Gas Services — 2.3%
Calfrac Holdings LP, 7.500%, 12/1/2020 (5)(6)	388,000	407,400
CGG, 6.500%, 6/1/2021	300,000	309,750
Hornbeck Offshore Services, Inc., 5.000%, 3/1/2021	50,000	50,000
Key Energy Services, Inc., 6.750%, 3/1/2021	168,000	176,820
Petroleum Geo-Services ASA, 7.375%, 12/15/2018 (5)(6)	250,000	270,625
Pioneer Energy Services Corp., 9.875%, 3/15/2018	265,000	279,575
Seitel, Inc., 9.500%, 4/15/2019	194,000	200,305
SESI LLC:
6.375%, 5/1/2019	245,000	262,762
7.125%, 12/15/2021	150,000	167,250
Trinidad Drilling, Ltd., 7.875%, 1/15/2019 (5)(6)	261,000	280,575

		2,405,062

Packaging & Containers — 1.9%
AEP Industries, Inc., 8.250%, 4/15/2019	424,000	452,620
Ardagh Packaging Finance PLC, 7.000%, 11/15/2020 (5)(6)	70,588	73,412
Berry Plastics Corp., 9.500%, 5/15/2018	167,000	177,646
Greif, Inc.:
6.750%, 2/1/2017	265,000	295,475
7.750%, 8/1/2019	100,000	114,500
Sealed Air Corp.:
8.125%, 9/15/2019 (5)(6)	55,000	61,944
8.375%, 9/15/2021 (5)(6)	300,000	347,625
Silgan Holdings, Inc., 5.000%, 4/1/2020	465,000	476,625

		1,999,847

Pharmaceuticals — 1.2%
Endo Finance Co., 5.750%, 1/15/2022 (5)(6)	20,000	20,700
Endo Health Solutions, Inc.:
7.000%, 12/15/2020	47,000	51,230
7.250%, 1/15/2022	425,000	466,969
Grifols, Inc., 8.250%, 2/1/2018	340,000	364,225
Salix Pharmaceuticals, Ltd., 6.000%, 1/15/2021 (5)(6)	122,000	130,845
Valeant Pharmaceuticals International:
6.875%, 12/1/2018 (5)(6)	150,000	160,312
7.250%, 7/15/2022 (5)(6)	100,000	111,750

		1,306,031

Pipelines — 3.4%
Access Midstream Partners LP, 5.875%, 4/15/2021	235,000	252,037
Atlas Pipeline Partners LP, 6.625%, 10/1/2020	362,000	389,150
Copano Energy LLC, 7.125%, 4/1/2021	219,000	249,733
Crosstex Energy LP, 8.875%, 2/15/2018	125,000	131,328

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines (continued)
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019	$268,000	$ 292,120
El Paso LLC, 7.250%, 6/1/2018	250,000	286,614
Genesis Energy LP, 7.875%, 12/15/2018	320,000	346,400
Holly Energy Partners LP, 6.500%, 3/1/2020	42,000	44,520
MarkWest Energy Partners LP, 6.500%, 8/15/2021	413,000	450,170
Penn Virginia Resource Partners LP, 8.250%, 4/15/2018	214,000	224,433
Regency Energy Partners LP, 5.750%, 9/1/2020	229,000	241,022
Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022 (5)(6)	337,000	349,216
Targa Resources Partners LP:
6.375%, 8/1/2022	188,000	202,570
7.875%, 10/15/2018	50,000	53,875

		3,513,188

Real Estate Investment Trusts — 1.1%
iStar Financial, Inc., 7.125%, 2/15/2018	220,000	245,300
MPT Operating Partnership LP:
6.375%, 2/15/2022	159,000	167,745
6.875%, 5/1/2021	298,000	324,075
Potlatch Corp., 7.500%, 11/1/2019	344,000	401,620

		1,138,740

Retail — 5.2%
AmeriGas Finance LLC:
6.750%, 5/20/2020	130,000	142,350
7.000%, 5/20/2022	8,000	8,780
AmeriGas Partners LP, 6.500%, 5/20/2021	250,000	270,000
Asbury Automotive Group, Inc., 8.375%, 11/15/2020	516,000	584,370
Brown Shoe Co., Inc., 7.125%, 5/15/2019	364,000	387,660
Claire’s Stores, Inc.:
7.750%, 6/1/2020 (5)(6)	69,000	58,133
8.875%, 3/15/2019	98,000	95,918
9.000%, 3/15/2019 (5)(6)	256,000	270,720
Dillard’s, Inc., 7.130%, 8/1/2018	491,000	564,650
L Brands, Inc.:
5.625%, 2/15/2022	137,000	144,535
7.000%, 5/1/2020	300,000	344,250
Pantry, Inc., 8.375%, 8/1/2020	266,000	288,610
Penske Automotive Group, Inc., 5.750%, 10/1/2022	236,000	247,800
PVH Corp., 7.375%, 5/15/2020	440,000	490,600
Ruby Tuesday, Inc., 7.625%, 5/15/2020	335,000	298,987
Sally Holdings LLC, 6.875%, 11/15/2019	300,000	330,750
Sears Holdings Corp., 6.625%, 10/15/2018	409,000	389,061
Sonic Automotive, Inc.:
5.000%, 5/15/2023	103,000	99,910
7.000%, 7/15/2022	161,000	177,905
Suburban Propane Partners LP, 7.500%, 10/1/2018	261,000	279,270

		5,474,259

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Semiconductors — 0.8%
Advanced Micro Devices, Inc.:
7.500%, 8/15/2022	$ 52,000	$ 51,610
7.750%, 8/1/2020	250,000	259,375
8.125%, 12/15/2017	250,000	262,813
Amkor Technology, Inc., 6.375%, 10/1/2022	268,000	278,720

		852,518

Software — 0.6%
ACI Worldwide, Inc., 6.375%, 8/15/2020 (5)(6)	336,000	355,740
MedAssets, Inc., 8.000%, 11/15/2018	222,000	240,038

		595,778

Storage/Warehousing — 0.3%
Mobile Mini, Inc., 7.875%, 12/1/2020	272,000	305,320

Telecommunications — 9.8%
CenturyLink, Inc.:
5.625%, 4/1/2020	468,000	491,400
5.800%, 3/15/2022	283,000	291,490
Cincinnati Bell, Inc.:
8.375%, 10/15/2020	200,000	219,500
8.750%, 3/15/2018	264,000	276,952
DigitalGlobe, Inc., 5.250%, 2/1/2021 (5)(6)	222,000	220,890
EarthLink, Inc.:
7.375%, 6/1/2020	168,000	176,400
8.875%, 5/15/2019	368,000	372,600
Fairpoint Communications, Inc.,
8.750%, 8/15/2019 (5)(6)	270,000	290,250
Frontier Communications Corp.:
7.125%, 1/15/2023	273,000	288,697
8.500%, 4/15/2020	250,000	290,000
9.250%, 7/1/2021	254,000	301,625
GCI, Inc.:
6.750%, 6/1/2021	109,000	109,000
8.625%, 11/15/2019	300,000	324,000
Hughes Satellite Systems Corp.:
6.500%, 6/15/2019	79,000	87,098
7.625%, 6/15/2021	325,000	368,875
Inmarsat Finance PLC,
7.375%, 12/1/2017 (5)(6)	200,000	208,500
Intelsat Jackson Holdings SA:
5.500%, 8/1/2023 (5)(6)	96,000	95,280
8.500%, 11/1/2019	250,000	271,250
Intelsat Luxembourg SA,
7.750%, 6/1/2021 (5)(6)	176,000	190,080
Level 3 Financing, Inc.:
6.125%, 1/15/2021 (5)(6)	193,000	204,580
8.125%, 7/1/2019	197,000	218,178
8.625%, 7/15/2020	258,000	291,217
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020	330,000	355,162
7.875%, 9/1/2018	100,000	106,750
SBA Communications Corp.,
5.625%, 10/1/2019	27,000	28,418
SBA Telecommunications, Inc.:
5.750%, 7/15/2020	41,000	43,358
8.250%, 8/15/2019	250,000	267,812
Sprint Capital Corp.,
6.875%, 11/15/2028	50,000	49,875
Sprint Corp.:
6.000%, 11/15/2022	149,000	153,470
7.000%, 3/1/2020 (5)(6)	103,000	119,480
7.000%, 8/15/2020	675,000	740,812
9.000%, 11/15/2018 (5)(6)	264,000	324,060

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
T-Mobile USA, Inc.:
6.125%, 1/15/2022	$ 81,000	$ 85,860
6.633%, 4/28/2021	280,000	304,150
ViaSat, Inc.,
6.875%, 6/15/2020	576,000	615,600
Virgin Media Finance PLC,
8.375%, 10/15/2019	75,000	81,000
West Corp.,
7.875%, 1/15/2019	175,000	189,000
Wind Acquisition Finance SA:
7.250%, 2/15/2018 (5)(6)	235,000	248,513
11.750%, 7/15/2017 (5)(6)	400,000	424,000
Windstream Corp.:
7.750%, 10/1/2021	350,000	379,750
7.875%, 11/1/2017	125,000	143,750

		10,248,682

Transportation — 1.5%
Air Medical Group Holdings, Inc., 9.250%, 11/1/2018	196,000	213,640
Era Group, Inc.,
7.750%, 12/15/2022	288,000	307,440
Gulfmark Offshore, Inc.,
6.375%, 3/15/2022	469,000	485,415
Martin Midstream Finance Corp.,
7.250%, 2/15/2021	296,000	311,540
PHI, Inc., 8.625%, 10/15/2018	257,000	277,560

		1,595,595

Total Corporate Bonds & Notes (identified cost $93,821,234)		98,678,798

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Prime Money Market Fund, Class I, 0.012% (10)	981,029	981,029

Total Short-Term Investments (identified cost $981,029)		981,029

Total Investments — 95.0% (identified cost $94,802,263)		99,659,827
Other Assets and Liabilities — 5.0%		5,248,238

Total Net Assets — 100.0%		$104,908,065

Portfolio Sector Allocations*
Sector	Fund
Corporate Bonds & Notes	94.1%
Other Assets & Liabilities, Net	5.9

Total	100.0%

Multi-Asset Income Fund

Description	Shares	Value
Exchange Traded Funds — 50.0%
iShares Select Dividend Fund	6,110	$ 439,859
iShares U.S. Preferred Stock Fund	10,320	398,146
iShares U.S. Real Estate Fund	4,390	300,056

Description	Shares	Value
Exchange Traded Funds (continued)
JPMorgan Alerian MLP Index Fund	14,000	$ 641,760
PowerShares S&P 500 BuyWrite Portfolio Fund	17,600	372,240
PowerShares Senior Loan Portfolio Fund	51,890	1,290,504
ProShares Short 20+ Year Treasury Fund (1)	24,270	743,633
SPDR Barclays Convertible Securities Fund	10,203	504,232
SPDR S&P Emerging Markets Dividend Fund (2)	5,520	200,928
Utilities Select Sector SPDR Fund	5,040	203,868
Vanguard Short-Term Corporate Bond Fund	4,330	347,872

Total Exchange Traded Funds (identified cost $5,404,492)		5,443,098

Mutual Funds — 40.9%
Absolute Strategies Fund (1)	40,867	447,903
BMO Monegy High Yield Fund (10)	23,612	248,167
BMO Short-Term Income Fund (10)	21,031	198,533
Calamos Market Neutral Income Fund	28,901	372,250
Dodge & Cox Income Fund	21,517	297,800
Fidelity Advisor Floating Rate High Income Fund	99,466	992,666
Merger Fund	18,531	298,165
PIMCO Commodity RealReturn Strategy Fund	42,131	248,995
PIMCO Total Return Fund	36,529	396,706
PIMCO Unconstrained Bond Fund	22,138	247,949
T. Rowe Price International Bond Fund	29,738	288,754
TCW Emerging Markets Income Fund	23,467	198,533
Templeton Global Bond Fund	16,172	208,619

Total Mutual Funds (identified cost $4,417,261)		4,445,040

Short-Term Investments — 3.7%

Collateral Pool Investments for Securities on Loan — 1.7%

Collateral pool allocation (12)		190,525

Mutual Funds — 2.0%
BMO Prime Money Market Fund, Class I, 0.012% (10)	217,821	217,821

Total Short-Term Investments (identified cost $408,346)		408,346

Total Investments — 94.6% (identified cost $10,230,099)		10,296,484
Other Assets and Liabilities — 5.4%		583,079

Total Net Assets — 100.0%		$10,879,563

Portfolio Sector Allocations*
Sector	Fund
Exchange Traded Funds	50.0%
Mutual Funds	40.9
Other Assets & Liabilities, Net	9.1

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Government Money Market Fund

Description	Principal Amount	Value
Municipals — 11.6%

Arizona — 1.8%
Maricopa County Industrial Development Authority, FNMA, 0.040%, 9/15/2035 (3)	$ 11,630,000	$ 11,630,000

California — 5.2%
Abag Finance Authority for Nonprofit Corporations, FNMA, 0.050%, 7/15/2035 (3)(7)	5,000,000	5,000,000
California Statewide Communities Development Authority, FNMA, 0.040%, 12/15/2037 (3)(7)	12,000,000	12,000,000
City of Concord, FHLMC, 0.050%, 12/1/2016 (3)(7)	4,010,000	4,010,000
Santa Cruz Redevelopment Agency, FNMA, 0.040%, 8/15/2035 (3)(7)	12,000,000	12,000,000

		33,010,000

Federal Home Loan Mortgage Corporation — 2.4%
Federal Home Loan Mortgage Corp., 0.070%, 9/15/2038 (3)(7)	5,205,000	5,205,000
Federal Home Loan Mortgage Corp., 0.060%, 7/15/2050 (3)(7)	9,695,000	9,695,000

		14,900,000

Maryland — 2.2%
Prince Georges County Housing Authority, FHLMC, 0.050%, 2/1/2040 (3)(7)	13,900,000	13,900,000

Total Municipals		73,440,000

Repurchase Agreements — 58.3%
Agreement with Barclays Capital, Inc., 0.030%, dated 2/28/2014, to be repurchased at $25,000,063 on 3/3/2014, collateralized by a U.S. Government Treasury Obligation with a maturity of 11/15/2023, with a market value of $25,300,611	25,000,000	25,000,000
Agreement with Deutsche Bank Securities, Inc., 0.060%, dated 2/28/2014, to be repurchased at $110,000,550 on 3/3/2014, collateralized by U.S. Government Agency Obligaitons with various maturities to 2/1/2044, with a market value of $111,836,171	110,000,000	110,000,000
Agreement with Fixed Income Clearing Corp., 0.000%, dated 2/28/2014, to be repurchased at $33,767,076 on 3/3/2014, collateralized by U.S. Government Treasury Obligations with various maturities to 12/31/2018, with a market value of $34,444,288	33,767,076	33,767,076

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Goldman Sachs Group, Inc., 0.050%, dated 2/28/2014, to be repurchased at $95,000,396 on 3/3/2014, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2043, with a market value of $96,668,570	$95,000,000	$ 95,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.030%, dated 2/27/2014, to be repurchased at $50,000,292 on 3/6/2014, collateralized by U.S. Government Agency Obligations with various maturities to 12/17/2029 with a market value of $51,000,044	50,000,000	50,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.050%, dated 2/28/2014, to be repurchased at $55,000,229 on 3/3/2014, collateralized by a U.S. Government Agency Obligation with a maturity of 1/15/2030, with a market value of $56,100,209	55,000,000	55,000,000

Total Repurchase Agreements		368,767,076

U.S. Government & U.S. Government Agency Obligations — 30.1%

Federal Farm Credit Bank — 0.8%
0.180%, 1/6/2015	5,000,000	5,001,196

Federal Home Loan Bank — 18.3%
0.080%, 4/4/2014 (9)	20,000,000	19,998,489
0.083%, 4/16/2014 (9)	3,400,000	3,399,639
0.085%, 4/25/2014 (9)	2,023,000	2,022,737
0.100%, 4/10/2014	10,000,000	9,999,766
0.100%, 5/1/2014 (9)	2,600,000	2,599,558
0.100%, 7/29/2014	6,000,000	5,999,751
0.100%, 7/29/2014	5,000,000	4,999,375
0.125%, 5/20/2014	5,000,000	4,999,591
0.125%, 6/11/2014	5,000,000	4,999,271
0.125%, 7/25/2014	5,000,000	4,998,836
0.127%, 6/5/2014 (3)	10,000,000	9,999,464
0.130%, 6/19/2014	10,000,000	9,999,498
0.140%, 5/20/2014	5,000,000	4,999,870
0.160%, 6/30/2014	5,000,000	4,999,790
0.220%, 11/3/2014	10,000,000	10,003,178
0.250%, 7/25/2014	7,000,000	7,000,000
0.250%, 10/30/2014	5,000,000	5,000,000

		116,018,813

Federal Home Loan Mortgage Corporation — 5.1%
0.140%, 1/26/2015 (9)	7,000,000	6,990,990
0.150%, 4/7/2014 (9)	1,600,000	1,599,760
0.300%, 1/9/2015	6,000,000	6,007,405
0.375%, 4/28/2014	6,250,000	6,251,820
0.500%, 9/19/2014	7,900,000	7,913,781
1.000%, 8/27/2014	3,190,000	3,202,725

		31,966,481

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value

U.S. Government & U.S. Government Agency Obligations (continued)

Federal National Mortgage Association — 5.9%
0.065%, 4/23/2014 (9)	$ 6,250,000	$ 6,249,436
0.120%, 7/2/2014 (9)	12,500,000	12,494,875
0.135%, 11/24/2014 (9)	10,000,000	9,989,950
0.150%, 4/9/2014 (9)	6,900,000	6,898,907
1.350%, 3/21/2014	2,000,000	2,001,283

		37,634,451

Total U.S. Government & U.S. Government Agency Obligations		190,620,941

Total Investments — 100.0% (at amortized cost)		632,828,017
Other Assets and Liabilities — 0.0%		74,544

Total Net Assets — 100.0%		$632,902,561

Portfolio Sector Allocations*
Sector	Fund
Municipals	11.6%
Repurchase Agreements	58.3
U.S. Government & U.S. Government Agency Obligations	30.1

Total	100.0%

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 97.3%

Alabama — 2.9%
Chatom Industrial Development Board:
0.600%, 12/1/2024 (3)	$ 8,000,000	$ 8,000,000
0.600%, 8/1/2037 (3)	14,675,000	14,675,000

		22,675,000

California — 9.2%
Deutsche Bank Spears/Lifers Trust:
0.090%, 12/1/2031 (3)	1,990,000	1,990,000
0.090%, 2/1/2038 (3)	2,145,000	2,145,000
0.130%, 12/1/2024 (3)(5)(6)	12,955,000	12,955,000
0.180%, 8/1/2030 (3)(5)(6)	6,228,000	6,228,000
0.180%, 8/1/2042 (3)(5)(6)	19,123,000	19,123,000
0.180%, 8/1/2048 (3)(5)(6)	9,316,000	9,316,000
State of California, 0.100%, 3/1/2035 (3)(5)(6)	18,750,000	18,750,000

		70,507,000

Colorado — 5.2%
Colorado Educational & Cultural Facilities Authority:
0.040%, 8/1/2037 (3)	9,680,000	9,680,000
0.230%, 3/1/2035 (3)	15,000,000	15,000,000
Colorado Health Facilities Authority, 0.090%, 1/1/2035 (3)	10,120,000	10,120,000

Description	Principal Amount	Value
Municipals (continued)

Colorado (continued)
Puttable Floating Option Tax-Exempt Receipts, 0.380%, 12/1/2028 (3)	$ 5,460,000	$ 5,460,000

		40,260,000

District of Columbia — 0.3%
District of Columbia, 0.190%, 3/1/2026 (3)	1,890,000	1,890,000

Florida — 11.9%
City of West Palm Beach, 0.250%, 10/1/2038 (3)	30,000,000	30,000,000
County of Brevard, 0.190%, 10/1/2019 (3)	1,605,000	1,605,000
County of St. Lucie, 0.050%, 9/1/2028 (3)	3,000,000	3,000,000
Eclipse Funding Trust, 0.030%, 4/1/2037 (3)(5)(6)	2,220,000	2,220,000
Highlands County Health Facilities Authority, 0.040%, 11/15/2037 (3)	9,000,000	9,000,000
Jacksonville Pollution Control, 0.160%, 3/19/2014	28,300,000	28,300,000
JP Morgan Chase Putters/Drivers Trust:
0.050%, 8/22/2014 (3)(5)(6)	10,000,000	10,000,000
0.130%, 11/1/2015 (3)(5)(6)	7,400,000	7,400,000

		91,525,000

Georgia — 2.0%
Columbia County Development Authority, 0.140%, 8/1/2018 (3)	1,600,000	1,600,000
Monroe County Development Authority, 0.050%, 11/1/2048 (3)	10,000,000	10,000,000
Savannah Economic Development Authority, 0.060%, 1/1/2016 (3)	4,085,000	4,085,000

		15,685,000

Idaho — 0.6%
Idaho Housing & Finance Association, FHLMC, 0.050%, 9/1/2044 (3)	4,950,000	4,950,000

Illinois — 6.1%
Deutsche Bank Spears/Lifers Trust:
0.110%, 12/1/2030 (3)	10,950,000	10,950,000
0.130%, 1/1/2026 (3)(5)(6)	26,350,000	26,350,000
Phoenix Realty Special Account-U LP, 0.150%, 4/1/2020 (3)	8,075,000	8,075,000
Village of McCook, 0.070%, 12/1/2021 (3)	1,700,000	1,700,000

		47,075,000

Indiana — 4.9%
Barclays Capital Municipal Trust Receipts, 0.080%, 4/1/2030 (3)(5)(6)	7,770,000	7,770,000
County of Posey, 0.550%, 4/10/2014 (3)	15,000,000	15,000,000
Indiana Finance Authority:
0.040%, 2/1/2037 (3)	4,400,000	4,400,000
0.040%, 2/1/2037 (3)	10,300,000	10,300,000

		37,470,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Iowa — 1.7%
Iowa Finance Authority:
0.070%, 2/1/2027 (3)	$ 3,250,000	$ 3,250,000
0.080%, 12/1/2042 (3)	10,000,000	10,000,000

		13,250,000

Kansas — 0.7%
City of Burlington:
0.340%, 3/13/2014	2,300,000	2,300,000
0.340%, 3/13/2014	2,995,000	2,995,000

		5,295,000

Kentucky — 0.9%
County of Mason:
0.300%, 10/15/2014 (3)	4,000,000	4,000,000
0.300%, 10/15/2014 (3)	2,675,000	2,675,000

		6,675,000

Louisiana — 1.6%
JP Morgan Chase Putters/Drivers Trust, 0.090%, 6/27/2014 (3)(5)(6)	3,500,000	3,500,000
Parish of St. James, 0.310%, 11/1/2039 (3)	9,000,000	9,000,000

		12,500,000

Massachusetts — 1.5%
BB&T Municipal Trust, 0.130%, 10/1/2028 (3)(5)(6)	11,405,000	11,405,000

Michigan — 0.7%
Michigan Strategic Fund:
0.070%, 6/1/2039 (3)	960,000	960,000
0.080%, 12/1/2030 (3)	3,115,000	3,115,000
Waterford School District, 1.000%, 10/15/2014 (4)	1,500,000	1,504,395

		5,579,395

Minnesota — 3.7%
City of Bloomington:
0.080%, 12/1/2015 (3)	275,000	275,000
0.080%, 12/1/2015 (3)	330,000	330,000
City of Crystal, 0.400%, 3/31/2014 (3)	13,800,000	13,800,000
City of Eagan, FNMA, 0.040%, 1/15/2026 (3)	2,550,000	2,550,000
City of New Ulm, 0.070%, 10/1/2040 (3)	4,590,000	4,590,000
City of Ramsey, 0.150%, 12/1/2023 (3)	2,665,000	2,665,000
St. Paul Port Authority, 0.040%, 5/1/2025 (3)	4,240,000	4,240,000

		28,450,000

Mississippi — 3.4%
Claiborne County:
0.450%, 3/13/2014	3,800,000	3,800,000
0.450%, 3/13/2014	4,245,000	4,245,000
County of Jackson, 0.030%, 6/1/2023 (3)	2,000,000	2,000,000
Mississippi Business Finance Corp., 0.400%, 5/1/2037 (3)	16,329,000	16,329,000

		26,374,000

Missouri — 0.2%
Greene County Industrial Development Authority, 0.130%, 5/1/2039 (3)	1,205,000	1,205,000

Description	Principal Amount	Value
Municipals (continued)

Nebraska — 0.9%
Nebraska Investment Finance Authority:
0.070%, 12/1/2037 (3)	$ 6,500,000	$ 6,500,000
0.110%, 9/1/2031 (3)	600,000	600,000

		7,100,000

New Hampshire — 3.2%
New Hampshire Business Finance Authority, 0.200%, 9/1/2030 (3)	25,000,000	25,000,000

New Jersey — 5.5%
BB&T Municipal Trust, 0.050%, 7/1/2021 (3)	9,940,000	9,940,000
Borough of Wanaque, 1.000%, 2/27/2015	13,071,850	13,124,761
Rib Floater Trust Various States, 0.080%, 7/3/2017 (3)(5)(6)	19,505,000	19,505,000

		42,569,761

New York — 9.4%
Canton Central School District, 1.000%, 7/9/2014	14,425,000	14,449,749
Churchville-Chili Central School District, State Aid Withholding, 1.000%, 6/30/2014	3,700,000	3,707,116
Eagle Tax-Exempt Trust, 0.040%, 6/15/2035 (3)(5)(6)	9,475,000	9,475,000
East Moriches Union Free School District, State Aid Withholding, 1.000%, 6/19/2014	3,000,000	3,004,595
Lansingburgh Central School District at Troy, State Aid Withholding, 1.000%, 7/11/2014	16,280,000	16,309,850
Malverne Union Free School District, State Aid Withholding, 1.000%, 6/27/2014	3,100,000	3,105,595
Montauk Union Free School District, State Aid Withholding, 1.000%, 6/27/2014	4,000,000	4,006,567
Owego Apalachin Central School District, State Aid Withholding, 1.000%, 2/27/2015	11,000,000	11,056,714
Springs Union Free School District, State Aid Withholding, 1.000%, 6/26/2014	2,500,000	2,504,503
Town of East Hampton, 1.000%, 8/29/2014	3,111,365	3,118,140
Whitesboro Central School District, State Aid Withholding, 1.000%, 6/26/2014	2,000,000	2,002,563

		72,740,392

Ohio — 2.7%
County of Warren, 0.190%, 9/1/2015 (3)	5,190,000	5,190,000
Montgomery County Transportation Improvement District, 1.250%, 2/11/2015	4,500,000	4,536,193

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio (continued)
Ohio State Higher Educational Facility Commission, 0.100%, 1/15/2046 (3)	$11,250,000	$11,250,000

		20,976,193

Oklahoma — 0.3%
Tulsa Industrial Authority, 0.240%, 11/1/2026 (3)	2,515,000	2,515,000

Pennsylvania — 3.4%
Barclays Capital Municipal Trust Receipts, 0.080%, 8/1/2038 (3)(5)(6)	11,870,000	11,870,000
Delaware County Industrial Development Authority, 0.060%, 7/1/2043 (3)	3,615,000	3,615,000
Montgomery County Industrial Development Authority, 0.070%, 2/1/2018 (3)(5)(6)	10,425,000	10,425,000

		25,910,000

South Carolina — 0.7%
South Carolina Jobs-Economic Development Authority, 0.060%, 6/1/2030 (3)	5,000,000	5,000,000

South Dakota — 1.8%
South Dakota Housing Development Authority:
0.110%, 11/1/2048 (3)	6,475,000	6,475,000
0.120%, 5/1/2048 (3)	7,025,000	7,025,000

		13,500,000

Texas — 2.1%
Atascosa County Industrial Development Corp., 0.100%, 6/30/2020 (3)	3,700,000	3,700,000
Dallam County Industrial Development Corp., 0.070%, 5/1/2039 (3)	2,800,000	2,800,000
Deutsche Bank Spears/Lifers Trust, 0.110%, 8/15/2029 (3)	10,000,000	10,000,000

		16,500,000

Virginia — 0.4%
Barclays Capital Municipal Trust Receipts, 0.080%, 2/1/2028 (3)(5)(6)	3,335,000	3,335,000

Washington — 3.8%
Barclays Capital Municipal Trust Receipts, 0.080%, 6/1/2039 (3)(5)(6)	16,870,000	16,870,000
Central Puget Sound Regional Transit Authority, 0.050%, 11/1/2034 (3)(5)(6)	4,250,000	4,250,000
Eclipse Funding Trust, 0.030%, 1/1/2037 (3)(5)(6)	4,440,000	4,440,000
Washington State Housing Finance Commission, 0.140%, 7/1/2028 (3)	3,660,000	3,660,000

		29,220,000

Wisconsin — 5.6%
City of Milwaukee, 0.140%, 2/15/2032 (3)	15,000,000	15,000,000

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority:
0.090%, 12/1/2027 (3)	$ 2,200,000	$ 2,200,000
0.230%, 8/15/2034 (3)	25,754,260	25,754,260

		42,954,260

Total Municipals		750,091,001

Mutual Funds — 0.3%
Federated Tax-Free Obligations Fund, Class I, 0.010%	1,916,657	1,916,657

Total Mutual Funds		1,916,657

Total Investments — 97.6% (at amortized cost)		752,007,658
Other Assets and Liabilities — 2.4%		18,576,672

Total Net Assets — 100.0%		$770,584,330

Portfolio Sector Allocations*
Sector	Fund
Municipals	97.3%
Mutual Funds	0.3
Other Assets & Liabilities, Net	2.4

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation — 24.1%
School District	12.5%
State or Local	11.6
Revenue Bonds — 73.2%
Appropriation	11.7
Education	6.5
General Revenue	3.2
Healthcare	9.7
Housing	6.2
Industrial Revenue	8.7
Power	1.4
Special Tax	13.1
Transportation	2.6
Water & Sewer	10.1
Other Assets & Liabilities, Net	2.7

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 25.6%

Banks — 17.9%
Bank of Nova Scotia/Houston:
0.260%, 8/8/2014 (3)	$ 73,000,000	$ 73,000,000
0.404%, 9/19/2014 (3)	14,000,000	14,011,681
0.446%, 3/27/2014 (3)	9,000,000	9,001,105
Canadian Imperial Bank of Commerce/New York, 0.260%, 8/14/2014 (3)	50,000,000	50,000,000
Credit Suisse New York, 0.510%, 11/17/2014	30,000,000	30,023,745
Rabobank Nederland NY:
0.255%, 11/3/2014	50,000,000	50,000,000
0.279%, 9/3/2014 (3)	35,000,000	35,000,000
Royal Bank of Canada/New York, 0.240%, 2/4/2015 (3)	70,000,000	70,000,000
Skandinav Enskilda Bank/New York:
0.295%, 10/31/2014	20,000,000	20,000,000
0.300%, 11/18/2014	25,000,000	25,000,000
Swedbank AB/New York, 0.326%, 2/24/2015 (3)	25,000,000	25,000,000
Toronto Dominion Bank:
0.226%, 7/24/2014 (3)	20,000,000	20,000,000
0.240%, 10/29/2014	40,000,000	40,000,000
0.300%, 5/13/2014	75,000,000	75,000,000
Wells Fargo Bank NA:
0.224%, 11/18/2014 (3)	50,000,000	50,000,000
0.227%, 9/4/2014 (3)	60,000,000	60,000,000

		646,036,531

European Time Deposit — 7.7%
DNB NOR Bank ASA Cayman, 0.060%, 3/3/2014	140,000,000	140,000,000
Svenska Handelsbanken, Inc., 0.050%, 3/3/2014	140,000,000	140,000,000

		280,000,000

Total Certificates of Deposit		926,036,531

Commercial Paper — 34.8%

Asset-Backed Securities — 15.2%
Chariot Funding LLC:
0.280%, 11/24/2014 (5)(6)(9)	25,000,000	24,947,889
0.300%, 6/2/2014 (5)(6)(9)	23,200,000	23,182,020
Jupiter Securitization Corp.:
0.280%, 10/9/2014 (5)(6)(9)	15,000,000	14,974,100
0.280%, 10/30/2014 (5)(6)(9)	25,000,000	24,952,750
0.300%, 8/5/2014 (5)(6)(9)	25,000,000	24,967,292
0.300%, 8/22/2014 (5)(6)(9)	26,000,000	25,962,300
Kells Funding LLC:
0.210%, 7/15/2014 (5)(6)(9)	40,000,000	39,968,101
0.230%, 4/16/2014 (5)(6)(9)	100,000,000	99,971,486
Liberty Street Funding LLC, 0.180%, 5/21/2014 (5)(6)(9)	20,000,000	19,991,900
Old Line Funding LLC:
0.230%, 4/7/2014 (5)(6)(9)	25,000,000	24,994,090
0.230%, 6/2/2014 (5)(6)(9)	35,000,000	34,979,204
Regency Markets No. 1 LLC:
0.140%, 3/14/2014 (5)(6)(9)	25,000,000	24,998,736
0.140%, 3/18/2014 (5)(6)(9)	49,776,000	49,772,709
0.140%, 3/20/2014 (5)(6)(9)	25,000,000	24,998,153
0.140%, 3/28/2014 (5)(6)(9)	40,000,000	39,995,800
Thunder Bay Funding LLC, 0.230%, 7/22/2014 (5)(6)(9)	50,000,000	49,954,320

		548,610,850

Description	Principal Amount	Value

Commercial Paper (continued)

Automobiles — 2.1%
Toyota Motor Credit Corp.:
0.240%, 4/8/2014 (9)	$ 50,000,000	$ 49,987,333
0.240%, 6/16/2014 (9)	25,000,000	24,982,167

		74,969,500

Banks — 1.4%
PNC Bank NA, 0.270%, 4/16/2014	50,000,000	50,000,000

Consumer Products — 1.7%
Reckitt Benckiser Treasury Services PLC:
0.230%, 4/11/2014 (5)(6)(9)	36,000,000	35,990,570
0.410%, 3/10/2014 (5)(6)(9)	25,000,000	24,997,437

		60,988,007

Foreign Banks — 10.1%
ANZ New Zealand Intl. Ltd., 0.210%, 7/10/2014 (5)(6)(9)	50,000,000	49,961,791
HSBC Bank PLC, 0.258%, 6/6/2014 (3)(5)(6)	50,000,000	50,000,000
National Australia Funding, 0.030%, 3/3/2014 (5)(6)(9)	50,000,000	49,999,917
Rabobank USA Finance Corp., 0.250%, 10/6/2014 (9)	35,000,000	34,946,771
Skandinaviska Enskilda Banken AB, 0.275%, 7/14/2014 (5)(6)(9)	45,000,000	44,953,594
Swedbank:
0.250%, 4/7/2014 (9)	25,000,000	24,993,576
0.275%, 8/4/2014 (9)	50,000,000	49,940,417
Toronto Dominion Holding, 0.200%, 5/20/2014 (5)(6)(9)	9,695,000	9,690,691
Westpac Banking Corp., 0.229%, 11/3/2014 (3)(5)(6)	50,000,000	50,000,000

		364,486,757

Pharmaceuticals — 0.8%
Novartis Finance Corp., 0.040%, 3/3/2014 (5)(6)(9)	27,800,000	27,799,938

Utilities — 0.8%
Florida Power & Light Co., 0.100%, 3/4/2014 (9)	31,000,000	30,999,742

Winding Up Agencies — 2.7%
Erste Abwicklungsanstalt, 0.160%, 4/22/2014 (5)(6)(9)	100,000,000	99,976,889

Total Commercial Paper		1,257,831,683

Funding Agreements — 3.2%

Insurance — 3.2%
Metropolitan Life Insurance Co.:
0.358%, 3/3/2014 (3)(5)(8)	65,000,000	65,000,000
0.419%, 3/3/2014 (3)(5)(8)	50,000,000	50,000,000

Total Funding Agreements		115,000,000

Municipals — 10.0%

Federal Home Loan Mortgage Corporation — 0.4%
FHLMC Multifamily Variable Rate Demand Certificates, 0.070%, 9/15/2038 (3)(7)	12,690,000	12,690,000

Hawaii — 0.5%
Hawaii State Department of Budget & Finance, 0.130%, 3/1/2037 (3)(7)	19,485,000	19,485,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Iowa — 0.2%
Iowa Finance Authority, 0.040%, 1/1/2039 (3)(7)	$ 6,345,000	$ 6,345,000

Michigan — 0.8%
University of Michigan, 0.030%, 4/1/2038 (3)	29,170,000	29,170,000

Minnesota — 0.3%
Minnesota Office of Higher Education, 0.030%, 12/1/2043 (3)(7)	10,300,000	10,300,000

Nevada — 0.2%
Nevada Housing Division, 0.050%, 4/1/2041 (3)(7)	8,400,413	8,400,413

New York — 5.4%
New York City Housing Development Corp., FNMA:
0.040%, 5/15/2034 (3)(7)	44,500,000	44,500,000
0.040%, 6/15/2034 (3)(7)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.040%, 11/15/2038 (3)(7)	56,100,000	56,100,000
RBC Municipal Products, Inc. Trust, 0.230%, 10/1/2014 (3)(7)	44,395,000	44,395,000

		193,995,000

North Dakota — 0.4%
North Dakota Housing Finance Agency, 0.050%, 1/1/2039 (3)(7)	13,155,000	13,155,000

Tennessee — 0.3%
Johnson City Health & Educational Facilities Board, 0.120%, 8/15/2043 (3)	11,075,000	11,075,000

Vermont — 0.4%
BB&T Municipal Trust, 0.360%, 5/1/2027 (3)	16,265,000	16,265,000

Wisconsin — 0.8%
Wisconsin Housing & Economic Development Authority:
0.050%, 3/1/2035 (3)(7)	14,035,000	14,035,000
0.050%, 9/1/2035 (3)(7)	13,210,000	13,210,000

		27,245,000

Wyoming — 0.3%
County of Lincoln, 0.040%, 11/1/2014 (3)	12,100,000	12,100,000

Total Municipals		360,225,413

Mutual Funds — 5.0%
BlackRock Liquidity Funds TempFund, 0.100%	180,000,000	180,000,000

Total Mutual Funds		180,000,000

Notes-Variable — 3.0%

Diversified Financial Services — 1.1%
Toyota Motor Credit Corp., 0.242%, 1/14/2015 (3)	40,000,000	40,000,000

Description	Principal Amount	Value

Notes-Variable (continued)

Foreign Banks — 1.9%
Bank of Nova Scotia, 1.282%, 1/12/2015 (3)	$ 20,500,000	$ 20,684,884
Westpac Banking Corp.:
0.486%, 1/29/2015 (3)(5)(6)	32,000,000	32,069,756
0.977%, 3/31/2014 (3)(5)(6)	15,550,000	15,559,267

		68,313,907

Total Notes-Variable		108,313,907

Repurchase Agreements — 12.6%
Agreement with Deutsche Bank Securities, Inc., 0.050%, dated 2/28/2014, to be repurchased at $150,000,625 on 3/3/2014, collateralized by U.S. Government Agency Obligations with various maturities to 11/23/2035, with a market value of $152,540,057	150,000,000	150,000,000
Agreement with Fixed Income Clearing Corp., 0.000%, dated 2/28/2014, to be repurchased at $21,011,039 on 3/3/2014, collateralized by a U.S. Government Treasury Obligation with a maturity of 12/31/2018, with a market value of $21,435,000	21,011,039	21,011,039
Agreement with Goldman Sachs Group, Inc., 0.050%, dated 2/28/2014, to be repurchased at $185,000,771 on 3/3/2014, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2042, with a market value of $188,286,070	185,000,000	185,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.030%, dated 2/25/2014, to be repurchased at $100,000,583 on 3/4/2014, collateralized by a U.S. Government Agency Obligation with a maturity of 3/26/2014, with a market value of $102,000,980	100,000,000	100,000,000

Total Repurchase Agreements		456,011,039

Trust Demand Notes — 3.9%

Broker/Dealers — 3.9%
JP Morgan Securities, Inc., 0.220%, 3/4/2014 (3)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedules of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations — 1.7%

Federal Home Loan Bank — 1.7%
0.250%, 7/25/2014	$25,000,000	$ 25,000,000
0.250%, 10/30/2014	35,000,000	35,000,000

Total U.S. Government & U.S. Government Agency Obligations		60,000,000

Total Investments — 99.8% (at amortized cost)		3,606,418,573
Other Assets and Liabilities — 0.2%		8,887,029

Total Net Assets — 100.0%		$3,615,305,602

Portfolio Sector Allocations*
Sector	Fund
Certificates of Deposit	25.6%
Commercial Paper	34.8
Funding Agreements	3.2
Municipals	10.0
Mutual Funds	5.0
Notes-Variable	3.0
Repurchase Agreements	12.6
Trust Demand Notes	3.9
U.S. Government & U.S. Government Agency Obligations	1.7
Other Assets & Liabilities, Net	0.2

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2014. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of February 28, 2014. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 28, 2014 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement purposes.
(1)	Non-income producing.
(2)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(3)	Denotes a varible or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2014.
(4)	Purchased on a when-issued or delayed delivery basis.
(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At February 28, 2014, these securities amounted to:

Fund	Amount	% of Total Net Assets
Mid-Cap Growth Fund	$12,720,439	4.71%
Small-Cap Growth Fund	41,578,286	4.54
TCH Emerging Markets Bond Fund	5,224,975	71.67
Ultra Short Tax-Free Fund	114,801,269	17.75
Short Tax-Free Fund	1,543,618	1.92
Short-Term Income Fund	26,559,938	10.70
Short-Intermediate Bond Fund	18,405,039	13.27

Fund	Amount	% of Total Net Assets
Intermediate Tax-Free Fund	$17,484,231	1.44%
Government Income Fund	3,967,185	2.47
TCH Corporate Income Fund	24,174,003	18.59
TCH Core Plus Bond Fund	118,758,919	14.53
Monegy High Yield Bond Fund	19,776,730	18.85
Tax-Free Money Market Fund	215,187,000	27.93
Prime Money Market Fund	1,154,610,700	31.94

(6)	Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds.
(7)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 2.46%, 9.77% and 8.09%, respectively, as calculated based upon total portfolio market value.
(8)	Securities have redemption features that may delay redemption beyond seven days.
(9)	Each issue shows the rate of the discount at the time of purchase.
(10)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(11)	Foreign security value denominated in U.S. Dollars, Principal amount listed represents adjusted par in local currency.
(12)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
(13)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.
(14)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

The following acronyms may be referenced throughout this report:

ACA         — American Capital Access Corporation

ADED      — Arkansas Department of Economic Development

ADR         — American Depository Receipt

AGC        — Assured Guaranty Corporation

AGM        — Federal Agricultural Mortgage Corporation

AMBAC   — American Municipal Bond Assurance Corporation

AMT        — Alternative Minimum Tax

BAM        — Build America Mutual Assurance Company

BHAC      — Berkshire Hathaway Assurance Corporation

BMA        — Bond Market Association

CFC         — Cooperative Finance Corporation

CIFG       — CDC IXIS Financial Guaranty

COLL      — Collateralized

ETF          — Exchange Traded Fund

FDIC       — Federal Depository Insurance Corporation

FGIC       — Financial Guaranty Insurance Corporation

FHA         — Federal Housing Administration

FHLB       — Federal Home Loan Bank

FHLMC   — Federal Home Loan Mortgage Corporation

FNMA     — Federal National Mortgage Association

FRN         — Floating Rate Note

FSA          — Financial Security Assurance Corporation

GDR        — Global Depository Receipt

GNMA    — Government National Mortgage Association

GO           — Government Obligation

HFDC      — Health Facility Development Corporation

HUD        — Department of Housing and Urban Development

IDC             — Industrial Development Corporation

IMI             — Investors Mortgage Insurance Company

INS             — Insured

LIQ             — Liquidity Agreement

LLC            — Limited Liability Corporation

LOC            — Letter of Credit

LP               — Limited Partnership

LT               — Limited Tax

MBIA          — Municipal Bond Insurance Association

MHF           — Maryland Housing Fund

MTN           — Medium Term Note

NATL-RE  — National Rural Utilities Cooperative Finance

                     Corporation Reinsurance

PCA            — Pollution Control Authority

PLC            — Public Limited Company

PSF             — Permanent School Fund Guaranteed

PUFG         — Permanent University Fund Guarantee

Q-SBLF      — Qualified School Bond Loan Fund

RADIAN    — Radian Asset Assurance

REITs         — Real Estate Investment Trusts

REMIC       — Real Estate Mortgage Investment Conduit

TCRs          — Transferable Custody Receipts

TLGP          — Temporary Liquidity Guarantee Program

TRANs       — Tax and Revenue Anticipation Notes

UT              — Unlimited Tax

VRNs          — Variable Rate Notes

XLCA         — XL Capital Assurance

February 28, 2014 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$49,807,064	(1)	$141,958,809	(1)	$299,657,453	(1)	$308,650,338	(1)	$443,490,988	(1)
Cash sweep investments in affiliated issuers, at value	1,912,352		3,906,899		5,128,992		4,149,745		10,589,786
Dividends and interest receivable	76,943		365,264		404,178		496,400		462,472
Receivable for capital stock sold	4,877,717		181,813		5,186,134		5,051,652		492,673
Prepaid expenses	17,540		27,929		27,226		23,356		25,274
Other receivables	—		2,896		8,700		8,383		16,265

Total assets	56,691,616		146,443,610		310,412,683		318,379,874		455,077,458
Liabilities:
Payable for capital stock redeemed	—		24,995		238,271		52,173		142,193
Payable for investments purchased	5,627,387		2,059,855		5,435,200		4,573,475		533,809
Payable for return of securities lending collateral	668,855		37,222,446		73,427,417		90,964,220		133,458,534
Payable to affiliates, net (Note 5)	9,845		46,972		162,749		153,666		239,884
Other liabilities	28,201		21,348		47,184		54,207		53,300

Total liabilities	6,334,288		39,375,616		79,310,821		95,797,741		134,427,720

Total net assets	$50,357,328		$107,067,994		$231,101,862		$222,582,133		$320,649,738

Net assets consist of:
Paid-in capital	$44,784,355		$84,277,710		$167,548,221		$150,883,592		$216,989,134
Net unrealized appreciation on investments	4,024,191		20,005,519		55,738,385		64,326,686		87,028,526
Accumulated net realized gain on investments	1,455,439		2,371,422		7,456,161		7,183,229		16,452,970
Undistributed net investment income	93,343		413,343		359,095		188,626		179,108

Total net assets	$50,357,328		$107,067,994		$231,101,862		$222,582,133		$320,649,738

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$12.39		$13.09		$15.76		$16.64		$16.26
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$12.40		$13.11		$15.78		$16.73		$16.24
Net assets:
Investor class of shares	$656,223		$56,323,871		$118,166,723		$91,222,926		$179,734,127
Institutional class of shares	49,701,105		50,744,123		112,935,139		131,359,207		140,915,611

Total net assets	$50,357,328		$107,067,994		$231,101,862		$222,582,133		$320,649,738

Shares outstanding:
Investor class of shares	52,968		4,303,885		7,498,366		5,482,805		11,050,383
Institutional class of shares	4,007,019		3,870,765		7,158,187		7,853,078		8,678,990

Total shares outstanding	4,059,987		8,174,650		14,656,553		13,335,883		19,729,373

Investments, at cost:
Investments in unaffiliated issuers	$45,782,873		$121,953,290		$243,919,068		$244,323,652		$356,462,462
Cash sweep investments in affiliated issuers	1,912,352		3,906,899		5,128,992		4,149,745		10,589,786

Total investments, at cost	$47,695,225		$125,860,189		$249,048,060		$248,473,397		$367,052,248

(1)	Including $651,709, $36,268,220, $71,545,071, $88,632,291 and $130,037,232, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund		Small-Cap Core Fund (1)	Small-Cap Growth Fund		Micro-Cap Fund (2)
Assets:
Investments in unaffiliated issuers, at value	$385,917,892	(3)	$82,153,385	(3)	$3,387,644 (3)	$1,241,122,652	(3)	$2,628,089
Cash sweep investments in affiliated issuers, at value	7,931,008		5,175,513		30,473	41,788,556		76,557
Investments in other affiliated issuers, at value	—		—		—	32,755,348		—
Dividends and interest receivable	117,640		28,150		268	274,881		695
Receivable for investments sold	2,085,456		842,379		—	6,703,872		—
Receivable for capital stock sold	295,004		154,577		2,434,014	1,325,202		—
Receivable from affiliates, net (Note 5)	—		—		—	—		7,876
Prepaid expenses	24,582		19,106		36,999	29,088		19,940
Other receivables	38,502		4,399		—	305,026		—

Total assets	396,410,084		88,377,509		5,889,398	1,324,304,625		2,733,157
Liabilities:
Payable for capital stock redeemed	99,601		29,052		—	627,124		—
Payable for investments purchased	3,699,951		2,635,316		2,399,391	9,948,867		—
Payable for return of securities lending collateral	122,075,556		18,410,341		9,723	396,103,635		—
Payable to affiliates, net (Note 5)	192,149		43,099		34,991	806,838		—
Other liabilities	41,292		19,523		20,647	63,002		4,580

Total liabilities	126,108,549		21,137,331		2,464,752	407,549,466		4,580

Total net assets	$270,301,535		$67,240,178		$3,424,646	$916,755,159		$2,728,577

Net assets consist of:
Paid-in capital	$167,359,610		$52,862,239		$3,435,014	$642,135,561		$2,395,825
Net unrealized appreciation (depreciation) on investments	83,648,065		12,951,805		(9,023)	206,118,228		249,725
Accumulated net realized gain (loss) on investments	19,930,576		1,443,138		(367)	71,557,280		87,390
Distributions in excess of net investment income	(636,716)		(17,004)		(978)	(3,055,910)		(4,363)

Total net assets	$270,301,535		$67,240,178		$3,424,646	$916,755,159		$2,728,577

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$23.44		$13.95		$10.03	$23.76		$11.41
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$23.84		$14.03		$10.03	$24.20		$11.42
Net assets:
Investor class of shares	$120,370,176		$50,866,600		$501,376	$487,972,254		$60,618
Institutional class of shares	149,931,359		16,373,578		2,923,270	428,782,905		2,667,959

Total net assets	$270,301,535		$67,240,178		$3,424,646	$916,755,159		$2,728,577

Shares outstanding:
Investor class of shares	5,136,129		3,646,077		50,000	20,539,833		5,313
Institutional class of shares	6,289,642		1,167,282		291,359	17,721,189		233,615

Total shares outstanding	11,425,771		4,813,359		341,359	38,261,022		238,928

Investments, at cost:
Investments in unaffiliated issuers	$302,269,827		$69,201,580		$3,396,667	$1,041,857,639		$2,378,364
Cash sweep investments in affiliated issuers	7,931,008		5,175,513		30,473	41,788,556		76,557
Investments in other affiliated issuers	—		—		—	25,902,133		—

Total investments, at cost	$310,200,835		$74,377,093		$3,427,140	$1,109,548,328		$2,454,921

(1)	Fund inception date is December 27, 2013.
(2)	Fund inception date is September 30, 2013.
(3)	Including $118,946,061, $17,938,375, $9,472 and $385,949,247, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Global Low Volatility Equity Fund (2)		Pyrford Global Equity Fund (1)		Pyrford Global Strategic Return Fund		Pyrford International Stock Fund		Global Natural Resources Fund (1)
Assets:
Investments in unaffiliated issuers, at value	$1,238,729		$1,013,500		$30,096,868		$261,962,190		$1,020,338
Investments in repurchase agreements	—		—		1,711,054		13,405,607		—
Cash denominated in foreign currencies	3,495	(3)	1,804	(3)	43,365	(3)	82,962	(3)	5,794 (3)
Dividends and interest receivable	3,610		4,316		259,636		1,813,390		996
Receivable for investments sold	—		—		—		—		7,616
Receivable for capital stock sold	—		—		60,174		10,127,420		—
Receivable for forward foreign currency contract	—		—		12,443		865,667		—
Receivable from affiliates, net (Note 5)	13,136		—		—		—		—
Prepaid expenses	19,940		36,999		20,684		24,353		36,999

Total assets	1,278,910		1,056,619		32,204,224		288,281,589		1,071,743
Liabilities:
Payable for capital stock redeemed	—		—		9,839		41,027		—
Payable for investments purchased	—		—		—		—		16,569
Payable for foreign tax expense	336		157		1,286		75,474		42
Payable on forward foreign currency contracts	—		1,567		—		—		—
Payable to affiliates, net (Note 5)	—		30,958		10,860		193,270		31,026
Other liabilities	12,921		23,067		26,831		22,435		24,179

Total liabilities	13,257		55,749		48,816		332,206		71,816

Total net assets	$1,265,653		$1,000,870		$32,155,408		$287,949,383		$999,927

Net assets consist of:
Paid-in capital	$1,185,306		$1,001,000		$30,710,153		$248,328,099		$1,001,000
Net unrealized appreciation (depreciation) on investments and foreign currency translation	63,792		(9,012)		1,214,156		38,590,582		20,386
Accumulated net realized gain (loss) on investments and foreign currency transactions	11,975		2,425		371,832		(452,457)		(21,354)
Undistributed net investment income (distributions in excess of net investment income)	4,580		6,457		(140,733)		1,483,159		(105)

Total net assets	$1,265,653		$1,000,870		$32,155,408		$287,949,383		$999,927

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$10.67		$10.00		$10.38		$12.90		$9.99
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$10.69		$10.00		$10.41		$12.93		$9.99
Net assets:
Investor class of shares	$94,636		$499,825		$15,871,146		$74,465,629		$499,351
Institutional class of shares	1,171,017		501,045		16,284,262		213,483,754		500,576

Total net assets	$1,265,653		$1,000,870		$32,155,408		$287,949,383		$999,927

Shares outstanding:
Investor class of shares	8,866		50,000		1,528,996		5,770,444		50,000
Institutional class of shares	109,579		50,101		1,564,400		16,512,606		50,102

Total shares outstanding	118,445		100,101		3,093,396		22,283,050		100,102

Investments, at cost:
Investments in unaffiliated issuers	$1,174,920		$1,020,942		$30,606,713		$237,658,705		$999,910

Total investments, at cost	$1,174,920		$1,020,942		$30,606,713		$237,658,705		$999,910

(1)	Fund inception date is December 27, 2013.
(2)	Fund inception date is September 30, 2013.
(3)	Identified cost of cash denominated in foreign currencies are $3,513, $1,818, $44,048, $85,106 and $5,765, respectively.

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Lloyd George Emerging Markets Equity Fund	TCH Emerging Markets Bond Fund (1)	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund
Assets:
Investments in unaffiliated issuers, at value	$147,619,128	$7,059,795	$626,843,265	$71,511,757	$307,152,101 (2)
Cash sweep investments in affiliated issuers, at value	—	—	18,442,896	6,428,869	7,182,277
Investments in repurchase agreements	6,379,987	119,020	—	—	—
Cash	—	—	1,871	1,118	—
Deposit held at broker	—	—	28,635	14,179	—
Cash denominated in foreign currencies	953,266 (3)	—	—	—	—
Dividends and interest receivable	335,155	99,368	2,644,404	506,472	1,197,914
Receivable for capital stock sold	2,707,577	—	7,175,105	4,231,283	3,756,301
Receivable from affiliates, net (Note 5)	—	8,299	—	—	—
Prepaid expenses	28,717	16,159	37,086	20,552	31,379
Other receivables	—	—	—	—	10,641

Total assets	158,023,830	7,302,641	655,173,262	82,714,230	319,330,613
Liabilities:
Payable for capital stock redeemed	26,050	—	1,462,983	1,788	336,775
Payable for investments purchased	2,787,918	—	6,516,514	2,134,447	799,952
Payable for return of securities lending collateral	—	—	—	—	69,802,549
Payable for daily variation margin	—	—	—	1,934	—
Payable for foreign tax expense	86,229	—	—	—	—
Payable for income distribution	—	—	284,869	60,068	94,299
Payable to affiliates, net (Note 5)	100,676	—	131,482	8,157	64,879
Other liabilities	27,685	12,652	60,536	23,409	30,160

Total liabilities	3,028,558	12,652	8,456,384	2,229,803	71,128,614

Total net assets	$154,995,272	$7,289,989	$646,716,878	$80,484,427	$248,201,999

Net assets consist of:
Paid-in capital	$159,575,388	$7,080,800	$645,973,505	$80,127,451	$250,159,715
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translation	(1,053,729)	184,352	854,411	339,376	1,413,456
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(3,550,418)	(27,385)	(104,416)	8,676	(3,217,044)
Undistributed net investment income (distributions in excess of net investment income)	24,031	52,222	(6,622)	8,924	(154,128)

Total net assets	$154,995,272	$7,289,989	$646,716,878	$80,484,427	$248,201,999

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$12.37	$10.29	$10.08	$10.13	$9.42
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$12.39	$10.30	$10.07	$10.13	$9.44
Net assets:
Investor class of shares	$53,929,008	$3,643,352	$92,499,398	$18,003,873	$107,678,055
Institutional class of shares	101,066,264	3,646,637	554,217,480	62,480,554	140,523,944

Total net assets	$154,995,272	$7,289,989	$646,716,878	$80,484,427	$248,201,999

Shares outstanding:
Investor class of shares	4,359,820	353,950	9,179,298	1,778,034	11,431,753
Institutional class of shares	8,156,608	354,154	55,028,145	6,168,307	14,891,041

Total shares outstanding	12,516,428	708,104	64,207,443	7,946,341	26,322,794

Investments, at cost:
Investments in unaffiliated issuers	$155,051,572	$6,994,463	$625,988,854	$71,170,447	$305,738,645
Cash sweep investments in affiliated issuers	—	—	18,442,896	6,428,869	7,182,277

Total investments, at cost	$155,051,572	$6,994,463	$644,431,750	$77,599,316	$312,920,922

(1)	Fund inception date is September 30, 2013.
(2)	Including $68,013,111 of securities on loan. A security on loan value represents both market value and accrued interest.
(3)	Identified cost of cash denominated in foreign currencies is $953,469.

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Intermediate Tax-Free Fund	Government Income Fund	Short- Intermediate Bond Fund	TCH Corporate Income Fund	TCH Core Plus Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$1,197,531,721	$228,355,163 (1)	$199,856,256 (1)	$149,611,337 (1)	$1,173,708,269 (1)
Cash sweep investments in affiliated issuers, at value	11,406,089	2,734,369	3,390,877	3,248,711	31,848,186
Cash	1,000	—	—	—	—
Deposit held at broker	863,776	—	—	—	—
Dividends and interest receivable	11,463,305	504,896	1,191,148	1,506,264	6,410,911
Receivable for investments sold	1,090,866	940	—	1,605,590	4,526,181
Receivable for capital stock sold	4,891,155	389,375	62,777	360,282	16,979,506
Prepaid expenses	67,885	18,564	19,073	26,302	43,433
Other receivables	—	6,563	10,850	7,254	63,027

Total assets	1,227,315,797	232,009,870	204,530,981	156,365,740	1,233,579,513
Liabilities:
Payable for capital stock redeemed	1,181,735	325,665	113,611	141,917	777,268
Payable for investments purchased	12,548,782	—	—	3,013,679	27,804,914
Payable for return of securities lending collateral	—	70,570,006	65,563,249	22,969,278	387,243,594
Payable for daily variation margin	77,363	—	—	—	—
Payable for income distribution	721,561	63,185	55,104	132,815	164,116
Payable to affiliates, net (Note 5)	399,690	73,232	51,038	36,684	275,717
Other liabilities	89,486	45,393	32,868	26,519	57,441

Total liabilities	15,018,617	71,077,481	65,815,870	26,320,892	416,323,050

Total net assets	$1,212,297,180	$160,932,389	$138,715,111	$130,044,848	$817,256,463

Net assets consist of:
Paid-in capital	$1,192,674,240	$164,294,582	$163,900,243	$122,686,642	$803,596,039
Net unrealized appreciation on investments and futures contracts	23,826,502	462,291	2,528,435	8,102,968	16,200,712
Accumulated net realized loss on investments and futures contracts	(4,232,848)	(3,390,990)	(27,694,782)	(713,536)	(1,995,391)
Undistributed net investment income (distributions in excess of net investment income)	29,286	(433,494)	(18,785)	(31,226)	(544,897)

Total net assets	$1,212,297,180	$160,932,389	$138,715,111	$130,044,848	$817,256,463

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$11.01	$9.29	$10.51	$12.70	$11.64
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$11.01	$9.29	$10.50	$12.68	$11.64
Net assets:
Investor class of shares	$857,855,018	$129,100,614	$36,986,625	$32,479,319	$474,528,231
Institutional class of shares	354,442,162	31,831,775	101,728,486	97,565,529	342,728,232

Total net assets	$1,212,297,180	$160,932,389	$138,715,111	$130,044,848	$817,256,463

Shares outstanding:
Investor class of shares	77,908,020	13,890,786	3,520,419	2,557,897	40,759,412
Institutional class of shares	32,199,813	3,427,523	9,692,214	7,692,163	29,446,447

Total shares outstanding	110,107,833	17,318,309	13,212,633	10,250,060	70,205,859

Investments, at cost:
Investments in unaffiliated issuers	$1,173,627,856	$227,892,872	$197,327,821	$141,508,369	$1,157,507,557
Cash sweep investments in affiliated issuers	11,406,089	2,734,369	3,390,877	3,248,711	31,848,186

Total investments, at cost	$1,185,033,945	$230,627,241	$200,718,698	$144,757,080	$1,189,355,743

(1)	Including $68,760,896, $63,882,488, $22,380,445 and $377,316,337, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Monegy High Yield Bond Fund		Multi-Asset Income Fund (1)		Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$98,678,798		$9,631,963	(2)	$632,828,017	$752,007,658	$3,606,418,573
Cash sweep investments in affiliated issuers, at value	981,029		217,821		—	—	—
Investments in other affiliated issuers, at value	—		446,700		—	—	—
Cash	—		—		—	1,000	—
Cash denominated in foreign currencies	6,901	(3)	—		—	—	—
Dividends and interest receivable	1,761,059		11,800		72,189	490,485	623,484
Receivable for investments sold	107,625		—		—	19,690,043	—
Receivable for capital stock sold	3,763,598		959,769		—	—	8,744,784
Prepaid expenses	23,543		36,999		43,785	38,331	65,942

Total assets	105,322,553		11,305,052		632,943,991	772,227,517	3,615,852,783
Liabilities:
Payable for capital stock redeemed	66,891		—		—	—	—
Payable for investments purchased	195,081		177,332		—	1,504,395	—
Payable for return of securities lending collateral	—		190,525		—	—	—
Payable for income distribution	81,626		—		4,316	6,505	30,303
Payable to affiliates, net (Note 5)	42,988		37,238		5,777	89,105	411,384
Other liabilities	27,902		20,394		31,337	43,182	105,494

Total liabilities	414,488		425,489		41,430	1,643,187	547,181

Total net assets	$104,908,065		$10,879,563		$632,902,561	$770,584,330	$3,615,305,602

Net assets consist of:
Paid-in capital	$99,954,425		$10,798,597		$632,902,561	$770,584,277	$3,615,341,882
Net unrealized appreciation on investments and foreign currency translation	4,858,036		66,385		—	—	—
Accumulated net realized gain on investments and foreign currency transactions	107,879		790		—	—	—
Undistributed net investment income (distributions in excess of net investment income)	(12,275)		13,791		—	53	(36,280)

Total net assets	$104,908,065		$10,879,563		$632,902,561	$770,584,330	$3,615,305,602

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$10.52		$10.10		$1.00	$1.00	$1.00
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$10.51		$10.10		$1.00	$1.00	$1.00
Net assets:
Investor class of shares	$48,975,526		$504,794		$129,927,250	$133,311,314	$1,444,509,772
Institutional class of shares	55,932,539		10,374,769		502,975,311	637,273,016	2,170,795,830

Total net assets	$104,908,065		$10,879,563		$632,902,561	$770,584,330	$3,615,305,602

Shares outstanding:
Investor class of shares	4,656,188		50,000		129,927,655	133,308,530	1,444,730,241
Institutional class of shares	5,320,203		1,026,834		502,974,906	637,303,415	2,170,876,259

Total shares outstanding	9,976,391		1,076,834		632,902,561	770,611,945	3,615,606,500

Investments, at cost:
Investments in unaffiliated issuers	$93,821,234		$9,567,934		$632,828,017	$752,007,658	$3,606,418,573
Cash sweep investments in affiliated issuers	981,029		217,821		—	—	—
Investments in other affiliated issuers	—		444,344		—	—	—

Total investments, at cost	$94,802,263		$10,230,099		$632,828,017	$752,007,658	$3,606,418,573

(1)	Fund inception date is December 27, 2013.
(2)	Including $185,640 of securities on loan. A security on loan value represents both market value and accrued interest.
(3)	Identified cost of cash denominated in foreign currencies is $6,537.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2014 (Unaudited)

Statements of Operations	BMO Funds

	Low Volatility Equity Fund	Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Investment income:
Dividend income, unaffiliated issuers	$390,996	$1,645,084	(1)	$1,982,257	(1)	$1,288,818	(1)	$2,386,305
Dividend income, affiliated issuers	72	135		191		129		762
Securities lending income	—	9,435		25,688		26,346		46,998

Total income	391,068	1,654,654		2,008,136		1,315,293		2,434,065
Expenses:
Investment advisory fees (Note 5)	105,526	254,740		795,905		777,754		1,239,287
Shareholder service fees (Note 5)	781	66,175		138,090		107,792		247,578
Administrative fees (Note 5)	19,523	47,127		98,162		95,923		149,750
Portfolio accounting fees	18,813	27,593		43,819		43,182		59,139
Recordkeeping fees	10,043	11,949		31,645		39,518		34,149
Custodian fees (Note 5)	1,008	2,432		5,066		4,950		7,888
Registration fees	14,074	18,811		20,401		17,470		19,876
Professional fees	12,858	12,592		10,546		10,546		10,546
Printing and postage	8,891	11,814		16,172		16,525		19,168
Directors’ fees	8,041	8,041		8,041		8,041		8,041
Miscellaneous	4,668	4,031		4,543		4,727		4,918

Total expenses	204,226	465,305		1,172,390		1,126,428		1,800,340
Deduct:
Expense waivers (Note 5)	(66,260)	(67,967)		—		—		—

Net expenses	137,966	397,338		1,172,390		1,126,428		1,800,340

Net investment income	253,102	1,257,316		835,746		188,865		633,725
Net realized and unrealized gain on investments:
Net realized gain on investment transactions from unaffiliated issuers	1,505,277	4,216,411		13,199,675		14,192,811		27,246,558
Net change in unrealized appreciation on investments	2,928,658	6,536,130		19,245,954		25,896,983		16,944,715

Net realized and unrealized gain on investments	4,433,935	10,752,541		32,445,629		40,089,794		44,191,273

Change in net assets resulting from operations	$4,687,037	$12,009,857		$33,281,375		$40,278,659		$44,824,998

(1)	Net of foreign taxes withheld of $11,294, $854 and $4,234, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2014 (Unaudited)

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund	Small-Cap Core Fund (1)	Small-Cap Growth Fund		Micro-Cap Fund (2)
Investment income:
Dividend income, unaffiliated issuers	$654,866	(3)	$330,162	$755	$1,479,208	(3)	$7,293
Dividend income, affiliated issuers	353		177	2	1,966		4
Securities lending income	79,364		13,815	—	607,949		—

Total income	734,583		344,154	757	2,089,123		7,297
Expenses:
Investment advisory fees (Note 5)	967,347		225,684	1,068	4,012,856		9,493
Shareholder service fees (Note 5)	142,505		56,813	205	563,863		58
Administrative fees (Note 5)	118,925		27,835	246	318,705		976
Portfolio accounting fees	49,958		21,340	4,154	107,035		11,663
Recordkeeping fees	29,006		11,992	4,979	42,224		9,015
Custodian fees (Note 5)	6,157		1,436	8	19,157		50
Registration fees	17,063		16,151	12,137	25,814		17,178
Professional fees	10,546		10,546	6,196	10,546		7,650
Printing and postage	16,800		13,763	1,245	29,640		2,254
Directors’ fees	8,041		8,041	1,744	8,041		4,316
Miscellaneous	4,951		4,720	2,490	7,152		4,507

Total expenses	1,371,299		398,321	34,472	5,145,033		67,160
Deduct:
Expense waivers (Note 5)	—		(43,605)	(32,737)	—		(55,500)

Net expenses	1,371,299		354,716	1,735	5,145,033		11,660

Net investment loss	(636,716)		(10,562)	(978)	(3,055,910)		(4,363)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investment transactions from unaffiliated issuers	22,676,564		1,682,485	(367)	77,940,034		87,390
Net realized gain on investment transactions from affiliated issuers	—		—	—	15,903,340		—
Net change in unrealized appreciation (depreciation) on investments in unaffiliated issuers	18,385,191		6,149,399	(9,023)	63,694,504		249,725
Net change in unrealized appreciation on investments in affiliated issuers	—		—	—	4,480,821		—

Net realized and unrealized gain (loss) on investments	41,061,755		7,831,884	(9,390)	162,018,699		337,115

Change in net assets resulting from operations	$40,425,039		$7,821,322	$(10,368)	$158,962,789		$332,752

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.
(2)	Reflects operations for the period from September 30, 2013 (inception date) to February 28, 2014.
(3)	Net of foreign taxes withheld of $2,300 and $10,588, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2014 (Unaudited)

Statements of Operations	BMO Funds

	Global Low Volatility Equity Fund (2)	Pyrford Global Equity Fund (1)	Pyrford Global Strategic Return Fund	Pyrford International Stock Fund	Global Natural Resources Fund (1)
Investment income:
Dividend income, unaffiliated issuers	$8,958 (3)	$8,131 (3)	$138,983 (3)	$5,261,154 (3)	$1,713 (3)
Interest income	(76)	2	68,815	12	1

Total income	8,882	8,133	207,798	5,261,166	1,714
Expenses:
Investment advisory fees (Note 5)	3,229	981	135,400	1,006,805	1,061
Shareholder service fees (Note 5)	80	204	18,106	81,630	204
Administrative fees (Note 5)	459	245	15,656	116,119	245
Portfolio accounting fees	18,537	5,984	24,942	21,536	7,342
Recordkeeping fees	9,015	4,979	11,781	16,306	4,979
Custodian fees (Note 5)	13,928	7,131	15,703	57,379	5,773
Registration fees	17,178	12,137	15,925	18,697	12,137
Professional fees	7,650	5,568	12,592	12,592	5,567
Printing and postage	2,254	1,245	11,465	11,926	1,245
Directors’ fees	4,316	1,744	8,041	8,041	1,744
Miscellaneous	4,507	2,490	5,464	6,566	2,490

Total expenses	81,153	42,708	275,075	1,357,597	42,787
Deduct:
Expense waivers (Note 5)	(76,851)	(41,032)	(89,411)	(30,045)	(40,968)

Net expenses	4,302	1,676	185,664	1,327,552	1,819

Net investment income (loss)	4,580	6,457	22,134	3,933,614	(105)
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on investment transactions from unaffiliated issuers	12,140	2,922	359,866	(1,590,983)	(20,322)
Net realized loss on foreign currency transactions	(165)	(497)	(4,092)	(189)	(1,032)
Net realized gain on forward contracts	—	—	40,407	1,301,655	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	63,792	(9,012)	380,480	18,176,155	20,386

Net realized and unrealized gain (loss) on investments and foreign currency	75,767	(6,587)	776,661	17,886,638	(968)

Change in net assets resulting from operations	$80,347	$(130)	$798,795	$21,820,252	$(1,073)

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.
(2)	Reflects operations for the period from September 30, 2013 (inception date) to February 28, 2014.
(3)	Net of foreign taxes withheld of $603, $156, $4,479, $187,988 and $126, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2014 (Unaudited)

Statements of Operations	BMO Funds

	Lloyd George Emerging Markets Equity Fund		TCH Emerging Markets Bond Fund (1)	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund
Investment income:
Dividend income, unaffiliated issuers	$1,234,118	(2)	$—	$—	$23	$126,249
Dividend income, affiliated issuers	—		—	1,273	93	748
Interest income	3		159,168	4,174,488	549,209	1,942,073
Securities lending income	—		—	—	—	28,268

Total income	1,234,121		159,168	4,175,761	549,325	2,097,338
Expenses:
Investment advisory fees (Note 5)	612,870		17,608	684,178	71,946	235,912
Shareholder service fees (Note 5)	54,924		2,201	114,313	18,698	135,066
Administrative fees (Note 5)	62,989		2,715	298,273	26,620	109,109
Portfolio accounting fees	21,475		20,964	148,515	38,819	58,787
Recordkeeping fees	14,113		9,015	13,707	9,985	20,485
Custodian fees (Note 5)	87,751		5,547	17,123	1,374	5,631
Registration fees	19,131		13,864	28,501	17,318	28,005
Professional fees	10,546		7,650	11,613	12,858	10,546
Printing and postage	14,069		2,254	2,994	2,442	5,951
Directors’ fees	8,041		4,316	8,041	8,041	8,041
Miscellaneous	17,428		4,507	8,161	5,212	4,557

Total expenses	923,337		90,641	1,335,419	213,313	622,090
Deduct:
Expense waivers (Note 5)	(85,302)		(63,495)	(144,202)	(86,967)	(74,177)

Net expenses	838,035		27,146	1,191,217	126,346	547,913

Net investment income	396,086		132,022	2,984,544	422,979	1,549,425
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency:
Net realized gain (loss) on investment transactions from unaffiliated issuers	(2,324,091	)(3)	(27,385)	110,890	112,136	(70,072)
Net realized loss on foreign currency transactions	(81,471)		—	—	—	—
Net realized loss on futures contracts	—		—	(27,035)	(5,820)	—
Net change in unrealized appreciation on investments, futures contracts and foreign currency translation	1,579,211		184,352	2,348,943	900,764	1,430,194

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	(826,351)		156,967	2,432,798	1,007,080	1,360,122

Change in net assets resulting from operations	$(430,265)		$288,989	$5,417,342	$1,430,059	$2,909,547

(1)	Reflects operations for the period from September 30, 2013 (inception date) to February 28, 2014.
(2)	Net of foreign taxes withheld of $141,241.
(3)	Net of foreign capital gain tax benefit of $5,690.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2014 (Unaudited)

Statements of Operations	BMO Funds

	Intermediate Tax-Free Fund	Government Income Fund	Short- Intermediate Bond Fund	TCH Corporate Income Fund		TCH Core Plus Bond Fund
Investment income:
Dividend income, unaffiliated issuers	$227,363	$—	$—	$—		$—
Dividend income, affiliated issuers	2,019	567	521	349		2,118
Interest income	18,809,629	2,332,639	1,620,974	2,775,856	(1)	12,101,464 (1)
Securities lending income	—	16,770	33,046	23,417		172,797

Total income	19,039,011	2,349,976	1,654,541	2,799,622		12,276,379
Expenses:
Investment advisory fees (Note 5)	1,414,100	330,671	276,691	162,473		928,997
Shareholder service fees (Note 5)	1,033,655	164,724	46,550	40,271		579,655
Administrative fees (Note 5)	348,045	76,468	63,985	60,115		318,308
Portfolio accounting fees	197,470	48,114	36,887	38,796		120,343
Recordkeeping fees	44,176	27,000	19,977	12,927		28,432
Custodian fees (Note 5)	27,953	3,946	3,301	3,102		18,843
Registration fees	58,129	14,751	15,429	18,425		26,459
Professional fees	12,479	10,546	10,546	10,546		9,917
Printing and postage	20,663	13,602	3,298	3,544		13,150
Directors’ fees	8,041	8,041	8,041	8,041		8,041
Miscellaneous	10,319	4,510	4,340	4,249		7,100

Total expenses	3,175,030	702,373	489,045	362,489		2,059,245
Deduct:
Expense waivers (Note 5)	(271,209)	(82,976)	(62,005)	(25,032)		(81,156)

Net expenses	2,903,821	619,397	427,040	337,457		1,978,089

Net investment income	16,135,190	1,730,579	1,227,501	2,462,165		10,298,290
Net realized and unrealized gain on investments and futures contracts:
Net realized gain (loss) on investment transactions from unaffiliated issuers	557,322	306,663	(864,863)	735,963		(491,472)
Net realized loss on futures contracts	(187,176)	—	—	—		—
Net change in unrealized appreciation on investments and futures contracts	37,780,532	2,361,724	3,811,342	4,646,976		24,270,010

Net realized and unrealized gain on investments and futures contracts	38,150,678	2,668,387	2,946,479	5,382,939		23,778,538

Change in net assets resulting from operations	$54,285,868	$4,398,966	$4,173,980	$7,845,104		$34,076,828

(1)	Net of foreign taxes withheld of $1,046 and $25,631, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2014 (Unaudited)

Statements of Operations	BMO Funds

	Monegy High Yield Bond Fund	Multi-Asset Income Fund (1)	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Investment income:
Dividend income, unaffiliated issuers	$—	$16,468	$—	$1,286	$103,445
Dividend income, affiliated issuers	81	1,053	—	—	—
Interest income	3,149,635	—	222,822	882,441	3,516,417

Total income	3,149,716	17,521	222,822	883,727	3,619,862
Expenses:
Investment advisory fees (Note 5)	247,752	1,527	590,570	823,673	2,619,486
Shareholder service fees (Note 5)	61,285	211	153,914	160,686	1,723,253
Administrative fees (Note 5)	45,834	916	96,933	135,175	600,679
Portfolio accounting fees	45,133	3,890	61,599	78,290	185,489
Recordkeeping fees	12,042	4,979	11,360	15,773	50,488
Custodian fees (Note 5)	2,365	29	14,091	19,651	87,337
Registration fees	17,318	12,136	33,101	34,053	62,768
Professional fees	12,592	6,196	10,546	10,446	10,546
Printing and postage	11,821	1,245	4,268	5,877	23,767
Directors’ fees	8,041	1,744	8,041	8,041	8,041
Miscellaneous	4,042	2,490	7,444	9,785	24,370

Total expenses	468,225	35,363	991,867	1,301,450	5,396,224
Deduct:
Expense waivers (Note 5)	(84,863)	(31,633)	(798,774)	(496,458)	(1,986,613)

Net expenses	383,362	3,730	193,093	804,992	3,409,611

Net investment income	2,766,354	13,791	29,729	78,735	210,251
Net realized and unrealized gain on investments and foreign currency:
Net realized gain on investment transactions from unaffiliated issuers	118,247	790	—	—	6,633
Net realized gain on foreign currency transactions	414	—	—	—	—
Net realized loss on forward contracts	(9,347)	—	—	—	—
Net change in unrealized appreciation on investments in unaffiliated issuers and foreign currency translation	3,111,861	64,029	—	—	—
Net change in unrealized appreciation on investments in affiliated issuers	—	2,356	—	—	—

Net realized and unrealized gain on investments and foreign currency	3,221,175	67,175			6,633

Change in net assets resulting from operations	$5,987,529	$80,966	$29,729	$78,735	$216,884

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Six Months Ended February 28, 2014 (Unaudited)	Period Ended August 31, 2013 (1)	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Change in net assets resulting from:
Operations:
Net investment income (loss)	$253,102	$370,229	$1,257,316	$2,472,788	$835,746	$2,067,861
Net realized gain on investments	1,505,277	306,464	4,216,411	1,877,167	13,199,675	16,577,368
Net change in unrealized appreciation on investments	2,928,658	1,095,533	6,536,130	9,509,108	19,245,954	15,745,246

Change in net assets resulting from operations	4,687,037	1,772,226	12,009,857	13,859,063	33,281,375	34,390,475
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(3,442)	(2,715)	(600,600)	(1,014,051)	(431,902)	(1,134,378)
Institutional class of shares	(271,601)	(237,320)	(604,550)	(1,359,088)	(517,953)	(1,399,458)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(5,461)	—	(1,884,073)	—	(7,402,822)	—
Institutional class of shares	(366,168)	—	(1,741,926)	—	(6,789,521)	—

Change in net assets resulting from distributions to shareholders	(646,672)	(240,035)	(4,831,149)	(2,373,139)	(15,142,198)	(2,533,836)
Capital stock transactions:
Proceeds from sale of shares	8,576,036	51,293,680	10,002,726	34,572,078	23,828,850	68,238,217
Net asset value of shares issued to shareholders in payment of distributions declared	609,583	216,120	4,686,894	2,226,913	14,803,705	2,280,518
Cost of shares redeemed	(4,497,734)	(11,412,913)	(22,021,943)	(15,670,387)	(39,273,035)	(38,199,065)
Redemption fees	—	—	—	710	—	7,400

Change in net assets resulting from capital stock transactions	4,687,885	40,096,887	(7,332,323)	21,129,314	(640,480)	32,327,070

Change in net assets	8,728,250	41,629,078	(153,615)	32,615,238	17,498,697	64,183,709
Net assets:
Beginning of period	41,629,078	—	107,221,609	74,606,371	213,603,165	149,419,456

End of period	$50,357,328	$41,629,078	$107,067,994	$107,221,609	$231,101,862	$213,603,165

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$93,343	$115,284	$413,343	$361,177	$359,095	$473,204

(1)	Reflects operations for the period from September 28, 2012 (inception date) to August 31, 2013.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Value Fund
Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

$188,865	$1,027,700	$633,725	$1,663,114	$(636,716)	$(829,997)	$(10,562)	$202,380
14,192,811	11,459,770	27,246,558	33,487,969	22,676,564	34,542,578	1,682,485	6,528,582
25,896,983	18,565,502	16,944,715	31,739,034	18,385,191	13,444,264	6,149,399	4,897,554

40,278,659	31,052,972	44,824,998	66,890,117	40,425,039	47,156,845	7,821,322	11,628,516

(186,519)	(169,494)	(660,148)	(803,820)	—	—	—	(157,205)
(590,234)	(483,791)	(731,135)	(856,479)	—	—	—	(37,412)

(7,329,851)	(7,614,091)	(25,222,565)	(5,901,792)	(14,137,766)	(5,940,935)	(4,379,689)	(634,969)
(10,290,180)	(8,093,209)	(16,708,841)	(4,472,560)	(17,580,845)	(7,957,170)	(1,415,121)	(100,285)

(18,396,784)	(16,360,585)	(43,322,689)	(12,034,651)	(31,718,611)	(13,898,105)	(5,794,810)	(929,871)

15,986,573	55,206,748	33,836,008	77,306,643	15,903,531	39,233,359	8,920,194	20,339,973
18,014,585	16,025,858	42,429,902	11,647,149	31,029,243	13,648,311	5,765,924	927,075
(48,027,260)	(63,734,555)	(71,395,306)	(65,422,557)	(35,049,297)	(63,815,941)	(5,381,878)	(8,278,942)
—	12,858	174	11,265	—	2,257	—	924

(14,026,102)	7,510,909	4,870,778	23,542,500	11,883,477	(10,932,014)	9,304,240	12,989,030

7,855,773	22,203,296	6,373,087	78,397,966	20,589,905	22,326,726	11,330,752	23,687,675

214,726,360	192,523,064	314,276,651	235,878,685	249,711,630	227,384,904	55,909,426	32,221,751

$222,582,133	$214,726,360	$320,649,738	$314,276,651	$270,301,535	$249,711,630	$67,240,178	$55,909,426

$188,626	$776,514	$179,108	$936,666	$(636,716)	$—	$(17,004)	$(6,442)

Statements of Changes in Net Assets

	Small-Cap Core Fund	Small-Cap Growth Fund		Micro-Cap Fund	Global Low Volatility Equity Fund
	Period Ended February 28, 2014 (1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Period Ended February 28, 2014 (2) (Unaudited)	Period Ended February 28, 2014 (2) (Unaudited)
Change in net assets resulting from:
Operations:
Net investment income (loss)	$(978)	$(3,055,910)	$(4,819,433)	$(4,363)	$4,580
Net realized gain (loss) on investments	(367)	93,843,374	91,567,019	87,390	12,140
Net realized loss on foreign currency transactions	—	—	—	—	(165)
Net realized gain (loss) on forward contracts	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(9,023)	68,175,325	84,776,370	249,725	63,792

Change in net assets resulting from operations	(10,368)	158,962,789	171,523,956	332,752	80,347
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	—	—
Institutional class of shares	—	—	—	—	—
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	(54,357,211)	(23,357,173)	—	—
Institutional class of shares	—	(43,245,674)	(16,465,530)	—	—

Change in net assets resulting from distributions to shareholders	—	(97,602,885)	(39,822,703)	—	—
Capital stock transactions:
Proceeds from sale of shares	3,435,014	171,381,526	169,591,049	2,562,049	1,185,306
Net asset value of shares issued to shareholders in payment of distributions declared	—	92,226,374	38,138,788	—	—
Cost of shares redeemed	—	(117,565,032)	(186,387,894)	(166,224)	—
Redemption fees	—	5,665	32,308	—	—

Change in net assets resulting from capital stock transactions	3,435,014	146,048,533	21,374,251	2,395,825	1,185,306

Change in net assets	3,424,646	207,408,437	153,075,504	2,728,577	1,265,653
Net assets:
Beginning of period	—	709,346,722	556,271,218	—	—

End of period	$3,424,646	$916,755,159	$709,346,722	$2,728,577	$1,265,653

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(978)	$(3,055,910)	$—	$(4,363)	$4,580

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.
(2)	Reflects operations for the period from September 30, 2013 (inception date) to February 28, 2014.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford Global Equity Fund	Pyrford Global Strategic Return Fund		Pyrford International Stock Fund		Global Natural Resources Fund	Lloyd George Emerging Markets Equity Fund
Period Ended February 28, 2014 (1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Period Ended February 28, 2014 (1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

$6,457	$22,134	$72,946	$3,933,614	$3,877,981	$(105)	$396,086	$2,245,131
2,922	359,866	477,815	(1,590,983)	597,583	(20,322)	(2,324,091)	(1,005,882)
(497)	(4,092)	(17,880)	(189)	(258,871)	(1,032)	(81,471)	(178,158)
—	40,407	(11,408)	1,301,655	(407,332)	—	—	—
(9,012)	380,480	363,719	18,176,155	15,851,217	20,386	1,579,211	(8,316,829)

(130)	798,795	885,192	21,820,252	19,660,578	(1,073)	(430,265)	(7,255,738)

—	(37,942)	—	(1,359,254)	(829,675)	—	(642,533)	(207,555)
—	(84,771)	—	(4,214,213)	(1,819,570)	—	(1,571,071)	(611,939)

—	(207,497)	—	(182,547)	(187,823)	—	—	(1,008,412)
—	(251,119)	—	(516,425)	(372,719)	—	—	(2,494,946)

—	(581,329)	—	(6,272,439)	(3,209,787)	—	(2,213,604)	(4,322,852)

1,001,000	2,763,271	5,269,304	68,560,685	96,121,715	1,001,000	42,207,546	87,803,891
—	578,847	—	5,668,554	3,047,625	—	2,016,195	4,229,614
—	(7,913,795)	(23,590,165)	(13,078,292)	(22,117,891)	—	(12,636,039)	(14,372,430)
—	91	2,371	193	19,405	—	78	734

1,001,000	(4,571,586)	(18,318,490)	61,151,140	77,070,854	1,001,000	31,587,780	77,661,809

1,000,870	(4,354,120)	(17,433,298)	76,698,953	93,521,645	999,927	28,943,911	66,083,219

—	36,509,528	53,942,826	211,250,430	117,728,785	—	126,051,361	59,968,142

$1,000,870	$32,155,408	$36,509,528	$287,949,383	$211,250,430	$999,927	$154,995,272	$126,051,361

$6,457	$(140,733)	$(40,154)	$1,483,159	$3,123,012	$(105)	$24,031	$1,841,549

Statements of Changes in Net Assets

	TCH Emerging Markets Bond Fund	Ultra Short Tax-Free Fund		Short Tax-Free Fund
	Period Ended February 28, 2014 (2) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Period Ended August 31, 2013 (1)
Change in net assets resulting from:
Operations:
Net investment income	$132,022	$2,984,544	$7,932,544	$422,979	$391,697
Net realized gain (loss) on investments	(27,385)	110,890	193,597	112,136	(98,226)
Net realized gain (loss) on futures contracts	—	(27,035)	14,916	(5,820)	—
Net change in unrealized appreciation (depreciation) on investments and futures contracts	184,352	2,348,943	(3,800,296)	900,764	(561,388)

Change in net assets resulting from operations	288,989	5,417,342	4,340,761	1,430,059	(267,917)
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(39,375)	(281,021)	(731,013)	(102,133)	(138,251)
Institutional class of shares	(40,425)	(2,703,523)	(7,201,531)	(320,846)	(253,446)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	(22,801)	(41,286)	—	—
Institutional class of shares	—	(151,283)	(275,268)	—	—

Change in net assets resulting from distributions to shareholders	(79,800)	(3,158,628)	(8,249,098)	(422,979)	(391,697)
Capital stock transactions:
Proceeds from sale of shares	7,001,000	302,632,812	924,397,990	53,411,328	61,897,547
Net asset value of shares issued to shareholders in payment of distributions declared	79,800	986,121	2,297,407	133,045	170,015
Cost of shares redeemed	—	(497,574,908)	(874,742,757)	(23,445,157)	(12,036,789)
Redemption fees	—	—	—	—	6,972

Change in net assets resulting from capital stock transactions	7,080,800	(193,955,975)	51,952,640	30,099,216	50,037,745

Change in net assets	7,289,989	(191,697,261)	48,044,303	31,106,296	49,378,131
Net assets:
Beginning of period	—	838,414,139	790,369,836	49,378,131	—

End of period	$7,289,989	$646,716,878	$838,414,139	$80,484,427	$49,378,131

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$52,222	$(6,622)	$(6,049)	$8,924	$8,924

(1)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.
(2)	Reflects operations for the period from September 30, 2013 (inception date) to February 28, 2014.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund		Intermediate Tax-Free Fund		Government Income Fund		Short-Intermediate Bond Fund
Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

$1,549,425	$3,386,050	$16,135,190	$32,575,420	$1,730,579	$2,767,206	$1,227,501	$2,145,110
(70,072)	(73,685)	557,322	(3,424,172)	306,663	(1,773,423)	(864,863)	1,981,832
—	—	(187,176)	62,594	—	233,007	—	—
1,430,194	(2,026,172)	37,780,532	(67,356,305)	2,361,724	(6,388,703)	3,811,342	(5,247,188)

2,909,547	1,286,193	54,285,868	(38,142,463)	4,398,966	(5,161,913)	4,173,980	(1,120,246)

(708,634)	(1,712,647)	(11,166,608)	(23,188,791)	(1,680,202)	(3,834,568)	(297,263)	(615,145)
(996,279)	(2,021,847)	(4,969,031)	(9,846,588)	(469,004)	(1,019,686)	(938,996)	(1,563,580)

—	—	(60,865)	(5,074,800)	—	(1,951,829)	—	—
—	—	(25,260)	(2,021,354)	—	(458,367)	—	—

(1,704,913)	(3,734,494)	(16,221,764)	(40,131,533)	(2,149,206)	(7,264,450)	(1,236,259)	(2,178,725)

63,084,005	127,389,547	234,387,329	664,842,210	12,357,369	17,014,959	23,411,602	21,634,731
1,084,032	2,345,681	11,654,934	29,795,075	1,777,907	6,318,747	927,633	1,612,683
(46,340,728)	(89,478,755)	(268,824,509)	(495,063,164)	(30,247,069)	(55,083,897)	(30,417,440)	(45,075,562)
—	81,477	3,656	46,449	323	604	—	5,971

17,827,309	40,337,950	(22,778,590)	199,620,570	(16,111,470)	(31,749,587)	(6,078,205)	(21,822,177)

19,031,943	37,889,649	15,285,514	121,346,574	(13,861,710)	(44,175,950)	(3,140,484)	(25,121,148)

229,170,056	191,280,407	1,197,011,666	1,075,665,092	174,794,099	218,970,049	141,855,595	166,976,743

$248,201,999	$229,170,056	$1,212,297,180	$1,197,011,666	$160,932,389	$174,794,099	$138,715,111	$141,855,595

$(154,128)	$(695,528)	$29,286	$29,735	$(433,494)	$(14,867)	$(18,785)	$(10,027)

Statements of Changes in Net Assets

	TCH Corporate Income Fund		TCH Core Plus Bond Fund		Monegy High Yield Bond Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Change in net assets resulting from:
Operations:
Net investment income	$2,462,165	$4,814,830	$10,298,290	$7,378,858	$2,766,354	$5,576,540
Net realized gain (loss) on investments	735,963	1,915,491	(491,472)	1,571,831	118,247	1,336,627
Net realized gain on foreign currency transactions	—	—	—	—	414	4,254
Net realized loss on forward contracts	—	—	—	—	(9,347)	(44,709)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	4,646,976	(6,091,237)	24,270,010	(14,846,015)	3,111,861	(1,081,236)

Change in net assets resulting from operations	7,845,104	639,084	34,076,828	(5,895,326)	5,987,529	5,791,476
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(605,434)	(1,636,381)	(6,160,377)	(4,635,264)	(1,337,218)	(2,908,171)
Institutional class of shares	(1,885,685)	(3,352,961)	(4,680,496)	(3,299,551)	(1,429,550)	(2,669,033)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(514,185)	(1,254,076)	(727,136)	(2,285,432)	(656,961)	(16,629)
Institutional class of shares	(1,686,946)	(2,148,340)	(515,877)	(1,614,822)	(670,967)	(13,677)

Change in net assets resulting from distributions to shareholders	(4,692,250)	(8,391,758)	(12,083,886)	(11,835,069)	(4,094,696)	(5,607,510)
Capital stock transactions:
Proceeds from sale of shares	17,661,013	41,893,564	109,238,905	687,423,075 (2)	12,722,783	35,784,041
Net asset value of shares issued to shareholders in payment of distributions declared	3,816,609	7,175,867	11,187,966	11,745,073	3,474,171	4,919,783
Cost of shares redeemed	(23,935,211)	(51,086,439)	(110,064,858)	(54,889,737)	(11,661,735)	(49,882,166)
Redemption fees	—	899	—	8,290	—	2,258

Change in net assets resulting from capital stock transactions	(2,457,589)	(2,016,109)	10,362,013	644,286,701	4,535,219	(9,176,084)

Change in net assets	695,265	(9,768,783)	32,354,955	626,556,306	6,428,052	(8,992,118)
Net assets:
Beginning of period	129,349,583	139,118,366	784,901,508	158,345,202	98,480,013	107,472,131

End of period	$130,044,848	$129,349,583	$817,256,463	$784,901,508	$104,908,065	$98,480,013

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(31,226)	$(2,272)	$(544,897)	$(2,314)	$(12,275)	$(11,861)

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.
(2)	Includes $375,619,470 of paid-in-capital received from a non-taxable in-kind subscription merger of the BMO Aggregate Bond Fund effective as of the close of business on August 16, 2013.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Multi-Asset Income Fund	Government Money Market Fund		Tax-Free Money Market Fund		Prime Money Market Fund
Period Ended February 28, 2014 (1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

$13,791	$29,729	$58,167	$78,735	$802,550	$210,251	$1,763,066
790	—	—	—	94,608	6,633	89,747
—	—	—	—	—	—	—
—	—	—	—	—	—	—
66,385	—	—	—	—	—	—

80,966	29,729	58,167	78,735	897,158	216,884	1,852,813

—	(6,188)	(13,732)	(6,435)	(15,480)	(69,134)	(131,568)
—	(23,541)	(44,435)	(72,300)	(787,070)	(141,117)	(1,631,499)

—	—	(88)	—	(21,928)	(2,658)	(34,667)
—	—	(212)	—	(101,614)	(3,975)	(56,585)

—	(29,729)	(58,467)	(78,735)	(926,092)	(216,884)	(1,854,319)

10,805,925	927,115,646	2,118,546,589	1,306,897,070	3,303,929,906	6,167,252,845	12,517,009,855
—	2,554	3,403	8,418	74,248	31,645	239,821
(7,328)	(859,147,438)	(1,989,737,089)	(1,354,719,112)	(3,229,044,629)	(6,565,297,455)	(11,726,163,371)
—	—	—	—	—	—	—

10,798,597	67,970,762	128,812,903	(47,813,624)	74,959,525	(398,012,965)	791,086,305

10,879,563	67,970,762	128,812,603	(47,813,624)	74,930,591	(398,012,965)	791,084,799

—	564,931,799	436,119,196	818,397,954	743,467,363	4,013,318,567	3,222,233,768

$10,879,563	$632,902,561	$564,931,799	$770,584,330	$818,397,954	$3,615,305,602	$4,013,318,567

$13,791	$—	$—	$53	$53	$(36,280)	$(36,281)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Low Volatility Equity Fund
2014(16)	$11.27	$0.06	$1.23	$1.29	$(0.06)	$(0.11)	$(0.17)	$12.39	11.52%	1.21%	0.90%	0.95%	$656	21%
2013(3)(11)	10.00	0.17	1.15	1.32	(0.05)	—	(0.05)	11.27	13.22	1.53	0.90	2.05	620	101
Dividend Income Fund
2014(16)	12.25	0.15	1.30	1.45	(0.14)	(0.47)	(0.61)	13.09	12.01	1.03	0.90	2.35	56,324	27
2013(3)	10.79	0.29	1.46	1.75	(0.29)	—	(0.29)	12.25	16.44	1.06	0.90	2.49	56,829	25
2012(3)(10)	10.00	0.16	0.76	0.92	(0.13)	—	(0.13)	10.79	9.28	1.15	0.90	2.54	27,647	18
Large-Cap Value Fund
2014(16)	14.54	0.06	2.29	2.35	(0.07)	(1.06)	(1.13)	15.76	16.60	1.22	1.22	0.67	118,167	35
2013(3)	12.21	0.13	2.37	2.50	(0.17)	—	(0.17)	14.54	20.65	1.27	1.24	1.00	111,769	71
2012(3)	10.62	0.12	1.57	1.69	(0.10)	—	(0.10)	12.21	16.04	1.30	1.24	1.10	76,786	127
2011(3)	9.27	0.09	1.31	1.40	(0.05)	—	(0.05)	10.62	15.15	1.29	1.24	0.78	67,845	55
2010(3)	9.42	0.09	(0.12)	(0.03)	(0.12)	—	(0.12)	9.27	(0.42)	1.33	1.27	0.85	73,579	82
2009(3)	12.07	0.16	(2.64)	(2.48)	(0.17)	(0.00)	(0.17)	9.42	(20.50)	1.33	1.33	1.80	80,537	73
Large-Cap Growth Fund
2014(16)	15.08	0.01	3.04	3.05	(0.04)	(1.45)	(1.49)	16.64	20.88	1.23	1.23	0.04	91,223	26
2013(3)	14.16	0.06	1.93	1.99	(0.03)	(1.04)	(1.07)	15.08	15.07	1.25	1.24	0.37	92,037	100
2012(3)	11.97	0.01	2.18	2.19	—	—	—	14.16	18.30	1.29	1.24	0.11	103,385	185
2011(3)	9.90	(0.02)	2.10	2.08	(0.01)	—	(0.01)	11.97	20.99	1.29	1.24	(0.14)	80,508	113
2010(3)	9.64	(0.01)	0.29	0.28	(0.02)	—	(0.02)	9.90	2.94	1.35	1.28	(0.07)	60,125	121
2009(3)	11.82	0.03	(2.20)	(2.17)	(0.01)	—	(0.01)	9.64	(18.34)	1.39	1.39	0.38	55,665	142
Mid-Cap Value Fund
2014(16)	16.24	0.02	2.25	2.27	(0.05)	(2.20)	(2.25)	16.26	14.69	1.19	1.19	0.28	179,734	18
2013(3)	13.24	0.08	3.62	3.70	(0.08)	(0.62)	(0.70)	16.24	29.23	1.22	1.22	0.51	191,459	48
2012(3)	11.93	0.09	1.27	1.36	(0.05)	—	(0.05)	13.24	11.47	1.25	1.23	0.69	132,283	31
2011(3)	10.30	0.06	1.63	1.69	(0.06)	—	(0.06)	11.93	16.35	1.26	1.24	0.47	131,209	37
2010(3)	9.63	0.04	0.69	0.73	(0.06)	—	(0.06)	10.30	7.62	1.31	1.27	0.38	121,288	58
2009(3)	12.15	0.06	(2.01)	(1.95)	(0.02)	(0.55)	(0.57)	9.63	(14.74)	1.37	1.37	0.64	122,051	63
Mid-Cap Growth Fund
2014(16)	22.94	(0.07)	3.63	3.56	—	(3.06)	(3.06)	23.44	16.72	1.20	1.20	(0.63)	120,370	33
2013(3)	20.11	(0.11)	4.21	4.10	—	(1.27)	(1.27)	22.94	21.40	1.22	1.22	(0.49)	107,410	58
2012(3)	17.78	(0.10)	2.43	2.33	—	—	—	20.11	13.10	1.25	1.24	(0.52)	95,884	69
2011(3)	14.42	(0.04)	3.40	3.36	—	—	—	17.78	23.30	1.23	1.23	(0.21)	92,911	79
2010(3)	12.62	(0.08)	1.88	1.80	—	—	—	14.42	14.26	1.30	1.26	(0.58)	63,584	133
2009(3)	17.10	(0.01)	(3.87)	(3.88)	—	(0.60)	(0.60)	12.62	(21.96)	1.35	1.35	(0.07)	53,443	224
Small-Cap Value Fund
2014(16)	13.57	(0.01)	1.77	1.76	—	(1.38)	(1.38)	13.95	13.69	1.38	1.24	(0.10)	50,867	28
2013(3)	10.47	0.06	3.34	3.40	(0.06)	(0.24)	(0.30)	13.57	33.16	1.51	1.24	0.46	42,505	74
2012(3)	9.25	0.01	1.21	1.22	—	—	—	10.47	13.19	1.75	1.24	0.11	28,087	58
2011(3)(9)	10.00	(0.01)	(0.74)	(0.75)	—	—	—	9.25	(7.50)	1.81	1.24	(0.21)	22,132	21
Small-Cap Core Fund
2014(14)	10.00	(0.01)	0.04	(17)	0.03	—	—	—	10.03	0.30	20.34	1.15	(0.69)	502	9
Small-Cap Growth Fund
2014(16)	22.21	(0.09)	4.58	4.49	—	(2.94)	(2.94)	23.76	21.88	1.39	1.39	(0.87)	487,972	43
2013(3)	18.12	(0.17)	5.59	5.42	—	(1.33)	(1.33)	22.21	31.90	1.41	1.41	(0.87)	412,282	76
2012(3)	17.49	(0.15)	1.89	1.74	—	(1.11)	(1.11)	18.12	10.19	1.46	1.44	(0.83)	331,307	85
2011(3)	14.03	(0.14)	3.60	3.46	—	—	—	17.49	24.66	1.46	1.44	(0.90)	335,200	101
2010(3)	11.92	(0.15)	2.26	2.11	—	—	—	14.03	17.70	1.54	1.47	(1.18)	163,225	153
2009(3)	14.19	(0.02)	(2.25)	(2.27)	—	—	—	11.92	(16.00)	1.60	1.60	(0.18)	102,186	233

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)				Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Micro-Cap Fund
2014(13)	$10.00	$(0.03)	$1.44	$1.41	$—	$—	$—	$11.41	14.10%	6.60%	1.35%	(0.65	) %	$61	31%
Global Low Volatility Equity Fund
2014(3)(13)	10.00	0.03	0.64	0.67	—	—	—	10.67	6.70	16.53	1.10	0.75		95	20
Pyrford Global Equity Fund
2014(3)(14)	10.00	0.06	(0.06)	0.00	—	—	—	10.00	0.00	26.24	1.15	3.82		500	2
Pyrford Global Strategic Return Fund
2014(3)(16)	10.34	0.01	0.21	0.22	(0.03)	(0.15)	(0.18)	10.38	2.09	1.77	1.24	0.02		15,871	26
2013(3)	10.20	0.00	0.14	0.14	—	—	—	10.34	1.37	1.60	1.24	0.01		14,096	48
2012(3)(10)	10.00	0.02	0.18	0.20	—	—	—	10.20	2.00	1.70	1.24	0.25		11,780	52
Pyrford International Stock Fund
2014(3)(16)	12.07	0.14	0.98	1.12	(0.26)	(0.03)	(0.29)	12.90	9.40	1.26	1.24	3.02		74,465	2
2013(3)	10.76	0.24	1.35	1.59	(0.23)	(0.05)	(0.28)	12.07	14.98	1.34	1.24	2.23		51,265	15
2012(3)(10)	10.00	0.23	0.53	0.76	—	—	—	10.76	7.60	1.39	1.24	3.55		39,938	13
Global Natural Resources Fund
2014(3)(14)	10.00	0.00	(0.01)	(0.01)	—	—	—	9.99	(0.10)	26.35	1.24	(0.19)		499	34
Lloyd George Emerging Markets Equity Fund
2014(3)(16)	12.58	0.02	(0.04)	(0.02)	(0.19)	—	(0.19)	12.37	(0.22)	1.53	1.40	0.42		53,929	19
2013(3)	13.66	0.22	(0.33)	(0.11)	(0.17)	(0.80)	(0.97)	12.58	(1.23)	1.64	1.40	2.21		41,291	29
2012(3)	15.81	0.36	(1.19)	(0.83)	(0.40)	(0.92)	(1.32)	13.66	(5.04)	1.94	1.43	2.02		17,019	83
2011(3)	16.17	0.08	0.86	0.94	(0.45)	(0.85)	(1.30)	15.81	5.08	1.87	1.50	0.67		11,753	34
2010(3)	14.45	0.03	2.37	2.40	(0.16)	(0.52)	(0.68)	16.17	16.63	2.01	1.50	0.28		12,856	30
2009(3)(7)	10.00	0.08	4.38	4.46	(0.01)	—	(0.01)	14.45	44.61	2.77	1.50	1.52		6,691	58
TCH Emerging Markets Bond Fund
2014(3)(13)	10.00	0.18	0.22	0.40	(0.11)	—	(0.11)	10.29	4.06	3.16	1.00	4.42		3,643	18
Ultra Short Tax-Free Fund
2014(16)	10.04	0.03	0.04	0.07	(0.03)	(0.00)	(0.03)	10.08	0.73	0.59	0.55	0.62		92,499	30
2013	10.09	0.07	(0.04)	0.03	(0.08)	(0.00)	(0.08)	10.04	0.26	0.57	0.55	0.72		99,168	71
2012(3)	10.06	0.11	0.03	0.14	(0.11)	(0.00)	(0.11)	10.09	1.41	0.62	0.55	1.06		107,582	128
2011(3)	10.07	0.14	(0.01)	0.13	(0.14)	(0.00)	(0.14)	10.06	1.33	0.65	0.55	1.41		55,069	148
2010(3)(8)	10.00	0.11	0.07	0.18	(0.11)	—	(0.11)	10.07	1.82	0.71	0.55	1.25		33,189	83
Short Tax-Free Fund
2014(16)	9.95	0.07	0.18	0.25	(0.07)	—	(0.07)	10.13	2.50	0.92	0.55	1.36		18,004	41
2013(3)(12)	10.00	0.08	(0.05)	0.03	(0.08)	—	(0.08)	9.95	0.34	1.06	0.55	1.17		15,240	74
Short-Term Income Fund
2014(16)	9.37	0.05	0.06	0.11	(0.06)	—	(0.06)	9.42	1.19	0.66	0.60	1.18		107,678	21
2013(3)	9.47	0.14	(0.09)	0.05	(0.15)	—	(0.15)	9.37	0.55	0.68	0.60	1.45		111,792	51
2012(3)	9.32	0.18	0.15	0.33	(0.18)	—	(0.18)	9.47	3.62	0.72	0.60	1.89		90,098	63
2011(3)	9.30	0.25	(0.00)	0.25	(0.23)	—	(0.23)	9.32	2.59	0.78	0.60	2.65		64,882	114
2010(3)	8.97	0.27	0.32	0.59	(0.26)	—	(0.26)	9.30	6.61	0.80	0.60	2.95		52,353	50
2009(3)	8.92	0.36	0.04	0.40	(0.35)	—	(0.35)	8.97	4.77	0.87	0.60	4.11		29,403	49
Intermediate Tax-Free Fund
2014(16)	10.66	0.15	0.35	0.50	(0.15)	(0.00)	(0.15)	11.01	4.68	0.62	0.55	2.70		857,855	22
2013(3)	11.30	0.28	(0.57)	(0.29)	(0.28)	(0.07)	(0.35)	10.66	(2.67)	0.61	0.55	2.51		844,129	39
2012(3)	10.75	0.34	0.55	0.89	(0.33)	(0.01)	(0.34)	11.30	8.41	0.70	0.55	3.02		730,555	53
2011(3)	10.87	0.36	(0.09)	0.27	(0.36)	(0.03)	(0.39)	10.75	2.65	0.88	0.55	3.44		385,220	59
2010(3)	10.28	0.38	0.61	0.99	(0.38)	(0.02)	(0.40)	10.87	9.78	1.08	0.55	3.58		422,804	45
2009(3)	10.21	0.41	0.19	0.60	(0.41)	(0.12)	(0.53)	10.28	6.21	1.13	0.55	4.14		141,961	92

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)
Government Income Fund
2014(16)	$9.17	$0.09	$0.15	$0.24	$(0.12)	$—	$(0.12)	$9.29	2.59%	0.90%		0.80%		2.04%	$129,100	74%
2013(3)	9.77	0.11	(0.38)	(0.27)	(0.22)	(0.11)	(0.33)	9.17	(2.81)	0.88		0.80		1.33	138,914	307
2012(3)	10.04	0.18	0.22	0.40	(0.27)	(0.40)	(0.67)	9.77	4.23	0.93		0.80		1.91	177,442	355
2011(3)	10.09	0.21	0.25	0.46	(0.21)	(0.30)	(0.51)	10.04	4.72	0.93		0.80		2.08	204,664	717
2010(3)	9.49	0.32	0.57	0.89	(0.29)	—	(0.29)	10.09	9.49	0.91		0.80		3.24	274,660	383
2009(3)	9.38	0.45	0.36	0.81	(0.44)	(0.26)	(0.70)	9.49	9.26	0.90		0.80		4.96	296,190	360
Short-Intermediate Bond Fund
2014(16)	10.29	0.08	0.22	0.30	(0.08)	—	(0.08)	10.51	2.95	0.89		0.80		1.59	36,987	63
2013(3)	10.52	0.13	(0.23)	(0.10)	(0.13)	—	(0.13)	10.29	(0.99)	0.89		0.80		1.20	45,948	248
2012(3)	10.13	0.18	0.39	0.57	(0.18)	—	(0.18)	10.52	5.72	0.92		0.80		1.74	53,044	190
2011(3)	9.90	0.18	0.22	0.40	(0.17)	—	(0.17)	10.13	4.07	0.93		0.80		1.78	54,028	445
2010(3)	9.00	0.23	0.86	1.09	(0.19)	—	(0.19)	9.90	12.25	0.94		0.80		2.43	65,383	373
2009(3)	8.91	0.46	0.09	0.55	(0.46)	—	(0.46)	9.00	7.05	0.94		0.80		5.64	59,653	360
TCH Corporate Income Fund
2014(16)	12.39	0.23	0.52	0.75	(0.23)	(0.21)	(0.44)	12.70	6.17	0.75		0.59		3.72	32,479	19
2013(3)	13.05	0.41	(0.34)	0.07	(0.43)	(0.30)	(0.73)	12.39	0.40	0.75		0.65		3.20	35,860	123
2012(3)	12.36	0.47	0.83	1.30	(0.49)	(0.12)	(0.61)	13.05	10.82	0.80		0.79		3.55	47,507	79
2011(3)	12.48	0.49	0.18	0.67	(0.51)	(0.28)	(0.79)	12.36	5.60	0.88		0.80		3.95	17,542	48
2010(3)	11.57	0.50	1.00	1.50	(0.52)	(0.07)	(0.59)	12.48	13.28	1.10		0.80		4.01	15,546	80
2009(3)(7)	10.00	0.34	1.57	1.91	(0.34)	—	(0.34)	11.57	19.44	1.84		0.80		5.07	5,570	38
TCH Core Plus Bond Fund
2014(16)	11.32	0.14	0.35	0.49	(0.15)	(0.02)	(0.17)	11.64	4.34	0.62		0.59		2.52	474,528	32
2013(3)	11.90	0.30	(0.30)	0.00	(0.30)	(0.28)	(0.58)	11.32	(0.18)	0.68		0.61		2.26	463,851	101
2012(3)	11.41	0.40	0.61	1.01	(0.44)	(0.08)	(0.52)	11.90	9.23	0.77		0.77		3.43	94,648	84
2011(3)	11.44	0.46	0.22	0.68	(0.48)	(0.23)	(0.71)	11.41	6.18	0.84		0.80		4.03	62,121	48
2010(3)	10.81	0.40	0.68	1.08	(0.44)	(0.01)	(0.45)	11.44	10.19	0.97		0.80		3.58	39,776	72
2009(3)(7)	10.00	0.25	0.82	1.07	(0.26)	—	(0.26)	10.81	10.83	1.12		0.80		4.02	21,057	26
Monegy High Yield Bond Fund
2014(16)	10.32	0.28	0.34	0.62	(0.28)	(0.14)	(0.42)	10.52	6.12	1.07		0.90		5.45	48,975	14
2013(3)	10.32	0.57	0.00	0.57	(0.57)	(0.00)	(0.57)	10.32	5.54	1.08		0.90		5.36	48,758	34
2012(3)(10)	10.00	0.35	0.32	0.67	(0.35)	—	(0.35)	10.32	6.83	1.10		0.90		5.34	58,898	16
Multi-Asset Income Fund
2014(14)	10.00	0.02	0.08	0.10	—	—	—	10.10	1.00	5.70		0.80		1.11	505	1
Government Money Market Fund
2014(16)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.53		0.07		0.01	129,927	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.55		0.13		0.01	133,255	—
2012	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	0.56		0.16		0.01	101,548	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.55		0.21		0.01	256,327	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.54		0.28		0.01	353,637	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.56	0.55	(15)	0.47	(15)	0.53	476,685	—
Tax-Free Money Market Fund
2014(16)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.00 (6)	0.53		0.20		0.01	133,311	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53		0.30		0.01	121,613	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.04	0.54		0.43		0.03	160,882	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.07	0.54		0.44		0.06	243,833	—
2010	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.30	0.54		0.45		0.29	299,374	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.42	0.56	(15)	0.48	(15)	1.40	389,143	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)
Prime Money Market Fund
2014(16)	$1.00	$0.00	$0.00	$0.00	$(0.00)	$(0.00)	$(0.00)	$1.00	0.01%	0.45%		0.19%		0.01%	$1,444,510	—%
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.46		0.27		0.01	1,423,007	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.46		0.38		0.01	1,288,067	—
2011	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.46		0.38		0.01	1,401,557	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04	0.46		0.41		0.04	1,412,771	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.15	0.49	(15)	0.49	(15)	1.16	2,240,416	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued it’s redemption fee policy and effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from December 22, 2008 (inception date) to August 31, 2009.
(8)	Reflects operations for the period from September 30, 2009 (inception date) to August 31, 2010.
(9)	Reflects operations for the period from February 28, 2011 (inception date) to August 31, 2011.
(10)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(11)	Reflects operations for the period from September 28, 2012 (inception date) to August 31, 2013.
(12)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.
(13)	Reflects operations for the period from September 30, 2013 (inception date) to February 28, 2014 (Unaudited).
(14)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014 (Unaudited).
(15)	Participation fees for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.
(16)	For the six months ended February 28, 2014 (Unaudited).
(17)	The amount of net loss from investments (both realized and unrealized) per share, does not accord with the amounts reported in the Statement of Operations due to the timing of purchases of Fund shares during the period.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)	Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Low Volatility Equity Fund
2014(17)	$11.28	$0.07	$1.24	$1.31	$(0.08)	$(0.11)	$(0.19)	$12.40	11.64%	0.96%	0.65%	1.20%	$49,701	21%
2013(3)(12)	10.00	0.10	1.25	1.35	(0.07)	—	(0.07)	11.28	13.47	1.28	0.65	1.79	41,009	101
Dividend Income Fund
2014(17)	12.27	0.16	1.30	1.46	(0.15)	(0.47)	(0.62)	13.11	12.13	0.78	0.65	2.59	50,744	27
2013(3)	10.80	0.33	1.46	1.79	(0.32)	—	(0.32)	12.27	16.78	0.81	0.65	2.79	50,393	25
2012(3)(11)	10.00	0.19	0.76	0.95	(0.15)	—	(0.15)	10.80	9.50	0.90	0.65	2.76	46,959	18
Large-Cap Value Fund
2014(17)	14.56	0.08	2.29	2.37	(0.09)	(1.06)	(1.15)	15.78	16.72	0.97	0.97	0.92	112,935	35
2013(3)	12.24	0.17	2.37	2.54	(0.22)	—	(0.22)	14.56	20.95	1.02	0.99	1.24	101,834	71
2012(3)	10.65	0.16	1.56	1.72	(0.13)	—	(0.13)	12.24	16.32	1.05	0.99	1.36	72,633	127
2011(3)	9.28	0.11	1.32	1.43	(0.06)	—	(0.06)	10.65	15.47	1.04	0.99	1.03	78,877	55
2010(3)	9.43	0.11	(0.11)	0.00	(0.15)	—	(0.15)	9.28	(0.14)	1.08	1.02	1.09	88,269	82
2009(3)	12.07	0.19	(2.64)	(2.45)	(0.19)	(0.00)	(0.19)	9.43	(20.27)	1.08	1.08	2.04	104,984	73
Large-Cap Growth Fund
2014(17)	15.18	0.03	3.06	3.09	(0.09)	(1.45)	(1.54)	16.73	21.01	0.98	0.98	0.28	131,359	26
2013(3)	14.24	0.08	1.96	2.04	(0.06)	(1.04)	(1.10)	15.18	15.46	1.00	0.99	0.58	122,689	100
2012(3)	12.02	0.05	2.17	2.22	—	—	—	14.24	18.47	1.04	0.99	0.35	89,138	185
2011(3)	9.94	0.01	2.11	2.12	(0.04)	—	(0.04)	12.02	21.33	1.04	0.99	0.11	103,598	113
2010(3)	9.67	0.02	0.29	0.31	(0.04)	—	(0.04)	9.94	3.17	1.10	1.03	0.18	91,433	121
2009(3)	11.84	0.06	(2.21)	(2.15)	(0.02)	—	(0.02)	9.67	(18.16)	1.14	1.14	0.62	100,612	142
Mid-Cap Value Fund
2014(17)	16.23	0.05	2.25	2.30	(0.09)	(2.20)	(2.29)	16.24	14.90	0.94	0.94	0.54	140,916	18
2013(3)	13.23	0.12	3.61	3.73	(0.11)	(0.62)	(0.73)	16.23	29.58	0.97	0.97	0.77	122,818	48
2012(3)	11.93	0.12	1.27	1.39	(0.09)	—	(0.09)	13.23	11.71	1.00	0.98	0.94	103,596	31
2011(3)	10.29	0.09	1.63	1.72	(0.08)	—	(0.08)	11.93	16.72	1.01	0.99	0.71	108,425	37
2010(3)	9.63	0.06	0.69	0.75	(0.09)	—	(0.09)	10.29	7.83	1.06	1.02	0.63	99,329	58
2009(3)	12.17	0.07	(2.01)	(1.94)	(0.05)	(0.55)	(0.60)	9.63	(14.59)	1.12	1.12	0.90	91,115	63
Mid-Cap Growth Fund
2014(17)	23.26	(0.04)	3.68	3.64	—	(3.06)	(3.06)	23.84	16.84	0.95	0.95	(0.38)	149,932	33
2013(3)	20.32	(0.05)	4.26	4.21	—	(1.27)	(1.27)	23.26	21.74	0.97	0.97	(0.24)	142,302	58
2012(3)	17.93	(0.06)	2.45	2.39	—	—	—	20.32	13.33	1.00	0.99	(0.27)	131,501	69
2011(3)	14.50	0.02	3.41	3.43	—	—	—	17.93	23.66	0.98	0.98	0.10	161,539	79
2010(3)	12.68	(0.05)	1.89	1.84	(0.02)	—	(0.02)	14.50	14.49	1.05	1.01	(0.33)	136,392	133
2009(3)	17.14	0.02	(3.88)	(3.86)	—	(0.60)	(0.60)	12.68	(21.79)	1.10	1.10	0.18	135,858	224
Small-Cap Value Fund
2014(17)	13.62	0.01	1.78	1.79	—	(1.38)	(1.38)	14.03	13.86	1.13	0.99	0.15	16,373	28
2013(3)	10.51	0.09	3.35	3.44	(0.09)	(0.24)	(0.33)	13.62	33.49	1.26	0.99	0.48	13,404	74
2012(3)	9.26	0.03	1.22	1.25	—	—	—	10.51	13.50	1.50	0.99	0.34	4,135	58
2011(3)(10)	10.00	0.00	(0.74)	(0.74)	—	—	—	9.26	(7.40)	1.56	0.99	0.04	2,814	21
Small-Cap Core Fund
2014(15)	10.00	0.00	0.03	(18)	0.03	—	—	—	10.03	0.30	20.05	0.90	(0.47)	2,923	9
Small-Cap Growth Fund
2014(17)	22.55	(0.06)	4.65	4.59	—	(2.94)	(2.94)	24.20	22.00	1.14	1.14	(0.61)	428,783	43
2013(3)	18.33	(0.12)	5.67	5.55	—	(1.33)	(1.33)	22.55	32.26	1.16	1.16	(0.62)	297,065	76
2012(3)	17.65	(0.09)	1.88	1.79	—	(1.11)	(1.11)	18.33	10.39	1.21	1.19	(0.59)	224,964	85
2011(3)	14.12	(0.11)	3.64	3.53	—	—	—	17.65	25.00	1.21	1.19	(0.56)	193,655	101
2010(3)	11.97	(0.12)	2.27	2.15	—	—	—	14.12	17.96	1.29	1.22	(0.93)	169,036	153
2009(3)	14.22	0.01	(2.26)	(2.25)	—	—	—	11.97	(15.82)	1.35	1.35	0.05	127,901	233

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)				Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Micro-Cap Fund
2014(14)	$10.00	$(0.02)	$1.44	$1.42	$—	$—	$—	$11.42	14.20%	6.35%	1.10%	(0.41	) %	$2,668	31%
Global Low Volatility Equity Fund
2014(3)(14)	10.00	0.04	0.65	0.69	—	—	—	10.69	6.90	16.32	0.85	0.93		1,171	20
Pyrford Global Equity Fund
2014(3)(15)	10.00	0.07	(0.07)	0.00	—	—	—	10.00	0.00	26.00	0.90	4.08		501	2
Pyrford Global Strategic Return Fund
2014(3)(17)	10.38	0.01	0.22	0.23	(0.05)	(0.15)	(0.20)	10.41	2.21	1.51	0.99	0.22		16,284	26
2013(3)	10.21	0.03	0.14	0.17	—	—	—	10.38	1.67	1.34	0.99	0.20		22,414	48
2012(3)(11)	10.00	0.02	0.19	0.21	—	—	—	10.21	2.10	1.45	0.99	0.36		42,163	52
Pyrford International Stock Fund
2014(3)(17)	12.10	0.17	0.97	1.14	(0.28)	(0.03)	(0.31)	12.93	9.59	1.01	0.99	3.16		213,484	2
2013(3)	10.78	0.22	1.40	1.62	(0.25)	(0.05)	(0.30)	12.10	15.29	1.09	0.99	2.63		159,985	15
2012(3)(11)	10.00	0.24	0.54	0.78	—	—	—	10.78	7.80	1.14	0.99	3.83		77,791	13
Global Natural Resources Fund
2014(3)(15)	10.00	0.00	(0.01)	(0.01)	—	—	0.00	9.99	(0.10)	26.10	0.99	0.06		501	34
Lloyd George Emerging Markets Equity Fund
2014(3)(17)	12.61	0.03	(0.03)	0.00	(0.22)	—	(0.22)	12.39	(0.08)	1.27	1.15	0.66		101,066	19
2013(3)	13.69	0.26	(0.34)	(0.08)	(0.20)	(0.80)	(1.00)	12.61	(1.00)	1.40	1.15	2.41		84,760	29
2012(3)	15.86	0.37	(1.17)	(0.80)	(0.45)	(0.92)	(1.37)	13.69	(4.79)	1.70	1.18	2.15		42,949	83
2011(3)	16.21	0.09	0.90	0.99	(0.49)	(0.85)	(1.34)	15.86	5.32	1.61	1.25	0.85		37,164	34
2010(3)	14.47	0.09	2.35	2.44	(0.18)	(0.52)	(0.70)	16.21	16.88	1.76	1.25	0.53		46,996	30
2009(3)(7)	10.00	0.09	4.39	4.48	(0.01)	—	(0.01)	14.47	44.82	2.52	1.25	1.54		39,054	58
TCH Emerging Markets Bond Fund
2014(3)(14)	10.00	0.19	0.23	0.42	(0.12)	—	(0.12)	10.30	4.19	3.01	0.85	4.57		3,647	18
Ultra Short Tax-Free Fund
2014(17)	10.04	0.05	0.03	0.08	(0.05)	(0.00)	(0.05)	10.07	0.75	0.34	0.30	0.87		554,218	30
2013	10.09	0.10	(0.05)	0.05	(0.10)	(0.00)	(0.10)	10.04	0.51	0.32	0.30	0.97		739,246	71
2012(3)	10.06	0.14	0.03	0.17	(0.14)	(0.00)	(0.14)	10.09	1.66	0.37	0.30	1.32		682,788	128
2011(3)	10.07	0.17	(0.01)	0.16	(0.17)	(0.00)	(0.17)	10.06	1.58	0.40	0.30	1.64		368,540	148
2010(3)(8)	10.00	0.13	0.07	0.20	(0.13)	—	(0.13)	10.07	2.05	0.46	0.30	1.52		273,120	83
Short Tax-Free Fund
2014(17)	9.95	0.08	0.18	0.26	(0.08)	—	(0.08)	10.13	2.57	0.67	0.40	1.50		62,480	41
2013(3)(13)	10.00	0.10	(0.05)	0.05	(0.10)	—	(0.10)	9.95	0.45	0.81	0.40	1.33		34,138	74
Short-Term Income Fund
2014(17)	9.39	0.07	0.05	0.12	(0.07)	—	(0.07)	9.44	1.31	0.41	0.35	1.42		140,524	21
2013(3)	9.48	0.16	(0.07)	0.09	(0.18)	—	(0.18)	9.39	0.91	0.43	0.35	1.70		117,378	51
2012(3)	9.32	0.20	0.17	0.37	(0.21)	—	(0.21)	9.48	3.99	0.47	0.35	2.16		101,182	63
2011(3)	9.31	0.26	(0.01)	0.25	(0.24)	—	(0.24)	9.32	2.73	0.52	0.35	2.93		86,591	114
2010(3)	8.98	0.29	0.32	0.61	(0.28)	—	(0.28)	9.31	6.87	0.55	0.35	3.19		72,686	50
2009(3)	8.93	0.38	0.04	0.42	(0.37)	—	(0.37)	8.98	5.03	0.62	0.35	4.47		66,039	49
Intermediate Tax-Free Fund
2014(17)	10.66	0.16	0.35	0.51	(0.16)	(0.00)	(0.16)	11.01	4.77	0.37	0.37	2.88		354,442	22
2013(3)	11.29	0.30	(0.56)	(0.26)	(0.30)	(0.07)	(0.37)	10.66	(2.40)	0.36	0.36	2.70		352,883	39
2012(3)	10.75	0.34	0.55	0.89	(0.34)	(0.01)	(0.35)	11.29	8.41	0.45	0.45	3.10		345,109	55
2011(3)(9)	10.37	0.25	0.38	0.63	(0.25)	—	(0.25)	10.75	6.17	0.56	0.50	3.54		166,269	59

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)
Government Income Fund
2014(17)	$9.16	$0.10	$0.16	$0.26	$(0.13)	$—	$(0.13)	$9.29	2.83%	0.65%		0.55%		2.29%	$31,832	74%
2013(3)	9.76	0.15	(0.39)	(0.24)	(0.25)	(0.11)	(0.36)	9.16	(2.57)	0.63		0.55		1.57	35,880	307
2012(3)	10.03	0.21	0.22	0.43	(0.30)	(0.40)	(0.70)	9.76	4.49	0.68		0.55		2.16	41,528	355
2011(3)	10.08	0.24	0.24	0.48	(0.23)	(0.30)	(0.53)	10.03	4.99	0.67		0.55		2.33	47,101	717
2010(3)	9.49	0.35	0.55	0.90	(0.31)	—	(0.31)	10.08	9.65	0.66		0.55		3.52	113,314	383
2009(3)	9.37	0.48	0.36	0.84	(0.46)	(0.26)	(0.72)	9.49	9.65	0.65		0.55		5.22	159,881	360
Short-Intermediate Bond Fund
2014(17)	10.28	0.10	0.22	0.32	(0.10)	—	(0.10)	10.50	3.08	0.64		0.55		1.84	101,728	63
2013(3)	10.51	0.15	(0.23)	(0.08)	(0.15)	—	(0.15)	10.28	(0.74)	0.64		0.55		1.45	95,908	248
2012(3)	10.12	0.20	0.40	0.60	(0.21)	—	(0.21)	10.51	5.99	0.67		0.55		1.99	113,933	190
2011(3)	9.90	0.20	0.21	0.41	(0.19)	—	(0.19)	10.12	4.22	0.68		0.55		2.03	102,730	445
2010(3)	8.99	0.26	0.87	1.13	(0.22)	—	(0.22)	9.90	12.65	0.69		0.55		2.69	109,776	373
2009(3)	8.90	0.48	0.09	0.57	(0.48)	—	(0.48)	8.99	7.32	0.69		0.55		5.89	118,546	360
TCH Corporate Income Fund
2014(17)	12.37	0.24	0.52	0.76	(0.24)	(0.21)	(0.45)	12.68	6.23	0.50		0.50		3.81	97,566	19
2013(3)	13.03	0.44	(0.35)	0.09	(0.45)	(0.30)	0.75	12.37	0.54	0.50		0.50		3.36	93,490	123
2012(3)	12.35	0.49	0.83	1.32	(0.52)	(0.12)	(0.64)	13.03	11.02	0.55		0.54		3.88	91,611	79
2011(3)	12.48	0.52	0.17	0.69	(0.54)	(0.28)	(0.82)	12.35	5.77	0.63		0.55		4.18	76,263	48
2010(3)	11.57	0.53	0.99	1.52	(0.54)	(0.07)	(0.61)	12.48	13.56	0.85		0.55		4.13	52,317	80
2009(3)(7)	10.00	0.35	1.58	1.93	(0.36)	—	(0.36)	11.57	19.63	1.59		0.55		4.88	15,927	38
TCH Core Plus Bond Fund
2014(17)	11.32	0.16	0.34	0.50	(0.16)	(0.02)	(0.18)	11.64	4.46	0.37		0.37		2.73	342,728	32
2013(3)	11.90	0.32	(0.29)	0.03	(0.33)	(0.28)	(0.61)	11.32	0.09	0.43		0.43		2.44	321,051	101
2012(3)	11.41	0.43	0.61	1.04	(0.47)	(0.08)	(0.55)	11.90	9.41	0.52		0.52		3.68	63,697	84
2011(3)	11.44	0.49	0.21	0.70	(0.50)	(0.23)	(0.73)	11.41	6.45	0.59		0.55		4.28	47,398	48
2010(3)	10.81	0.42	0.68	1.10	(0.46)	(0.01)	(0.47)	11.44	10.46	0.72		0.55		3.84	35,851	72
2009(3)(7)	10.00	0.26	0.83	1.09	(0.28)	—	(0.28)	10.81	11.04	0.87		0.55		3.73	33,067	26
Monegy High Yield Bond Fund
2014(17)	10.32	0.29	0.33	0.62	(0.29)	(0.14)	(0.43)	10.51	6.15	0.82		0.65		5.71	55,933	14
2013(3)	10.32	0.59	0.00	0.59	(0.59)	(0.00)	(0.59)	10.32	5.80	0.83		0.65		5.61	49,722	34
2012(3)(11)	10.00	0.37	0.32	0.69	(0.37)	—	(0.37)	10.32	7.00	0.85		0.65		5.54	48,574	16
Multi-Asset Income Fund
2014(15)	10.00	0.01	0.09	0.10	—	—	—	10.10	1.00	5.45		0.55		2.29	10,375	1
Government Money Market Fund
2014(17)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.00 (6)	0.28		0.07		0.01	502,976	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.30		0.13		0.01	431,677	—
2012	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	0.31		0.16		0.01	334,571	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.04	0.30		0.17		0.04	244,082	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.09	0.29		0.20		0.09	314,001	—
2009	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.80	0.30	(16)	0.23	(16)	0.75	399,654	—
Tax-Free Money Market Fund
2014(17)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.28		0.19		0.02	637,273	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.13	0.28		0.20		0.11	696,785	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.27	0.29		0.20		0.25	582,585	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.31	0.28		0.20		0.30	613,935	—
2010	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.55	0.29		0.20		0.53	607,761	—
2009	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	1.68	0.31	(16)	0.23	(16)	1.62	596,180	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)
Prime Money Market Fund
2014(17)	$1.00	$0.00	$0.00	$0.00	$(0.00)	$(0.00)	$(0.00)	$1.00	0.01%	0.20%		0.19%		0.01%	$2,170,796	—%
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.08	0.21		0.20		0.08	2,590,312	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.20	0.21		0.20		0.19	1,934,167	—
2011	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.19	0.21		0.20		0.19	2,164,483	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.25	0.21		0.20		0.25	2,077,081	—
2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.40	0.24	(16)	0.24	(16)	1.32	3,024,018	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued it’s redemption fee policy and effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.005%.
(7)	Reflects operations for the period from December 22, 2008 (inception date) to August 31, 2009.
(8)	Reflects operations for the period from September 30, 2009 (inception date) to August 31, 2010.
(9)	Reflects operations for the period from December 27, 2010 (inception date) to August 31, 2011.
(10)	Reflects operations for the period from February 28, 2011 (inception date) to August 31, 2011.
(11)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(12)	Reflects operations for the period from September 28, 2012 (inception date) to August 31, 2013.
(13)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.
(14)	Reflects operations for the period from September 30, 2013 (inception date) to February 28, 2014 (Unaudited).
(15)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014 (Unaudited).
(16)	Participation fees for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.
(17)	For the six months ended February 28, 2014 (Unaudited).
(18)	The amount of net loss from investments (both realized and unrealized) per share, does not accord with the amounts reported in the Statement of Operations due to the timing of purchases of Fund shares during the period.

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 28, 2014, the Corporation consisted of 40 operational portfolios. As of February 28, 2014, this semi-annual report includes 30 diversified portfolios of the Corporation (individually referred to as the “Fund,” or collectively as the “Funds”), each with Investor and Institutional class of shares. As of February 28, 2014, the Corporation also consisted of 10 operational Target Date Retirement portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Micro-Cap Fund	September 30, 2013	To provide capital appreciation.
Global Low Volatility Equity Fund	September 30, 2013	To provide capital appreciation.
Pyrford Global Equity Fund	December 27, 2013	To provide capital appreciation.
Pyrford Global Strategic Return Fund	December 29, 2011	To maximize total return.
Pyrford International Stock Fund	December 29, 2011	To provide capital appreciation.
Global Natural Resources Fund	December 27, 2013	To provide capital appreciation.
Lloyd George Emerging Markets Equity Fund	December 22, 2008	To provide capital appreciation.
TCH Emerging Markets Bond Fund	September 30, 2013	To maximize total return consistent with current income.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Government Income Fund	December 13, 1992	To provide current income.
Short-Intermediate Bond Fund	November 19, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
Monegy High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Multi-Asset Income Fund	December 27, 2013	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as

BMO Funds

furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds offer multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of

Notes to Financial Statements (continued)

cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

During the period ended February 28, 2014, the Ultra Short Tax-Free Fund, Short Tax-Free Fund and Intermediate Tax-Free Fund had an average of 7, 2 and 133 short U.S. Treasury futures contracts outstanding, respectively. Included in the Statements of Operations, the Ultra Short Tax-Free Fund, Short Tax-Free Fund and Intermediate Tax-Free Fund had $(27,035), $(5,820) and $(187,176) in net realized losses and $(1,295), $(1,934) and $(83,994) in changes in unrealized depreciation on U.S. Treasury futures contracts, respectively. At February 28, 2014, the following Funds had outstanding futures contracts:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Depreciation
Short Tax-Free Fund	June 2014	5	U.S. 10 Year Notes	Short	$(1,934)
Intermediate Tax-Free Fund	June 2014	200	U.S. 10 Year Notes	Short	(77,363)

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked- to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

The Funds did not hold any option contracts on or during the period ended February 28, 2014.

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended February 28, 2014, the Pyrford Global Equity Fund, Pyrford Global Strategic Return Fund, Pyrford International Stock Fund, and Monegy High Yield Bond Fund, had average quarterly notional values of $83,137, $376,893, $23,865,925 and $231,803 on short forward foreign currency exchange contracts and $8,950, $49,167, $0 and $0 on long forward foreign currency exchange contracts, respectively. Included in the Statements of Operations, the Pyrford Global Equity Fund, Pyrford Global Strategic Return Fund, Pyrford International Stock Fund and Monegy High Yield Bond Fund had $0, $40,407, $1,301,655, and $(9,347) in net realized gains/(losses) and $(1,567), $(43,558), $(1,393,296) and $(4,681) in changes in net unrealized depreciation on forward foreign currency contracts, respectively. At February 28, 2014, the following Funds had outstanding foreign currency exchange contracts:

Pyrford Global Equity Fund

		Contract Amount			Unrealized Depreciation
Settlement Date	Currency	Buy	Sell	Value		Counterparty
March 18, 2014	Australian Dollar (AUD)	AUD 10,000	$ 8,950	$8,912	$(37)	StateStreet Bank London
March 18, 2014	Australian Dollar	$ 83,137	AUD 95,000	84,667	(1,530)	StateStreet Bank London

					$(1,567)

BMO Funds

Pyrford Global Strategic Return Fund

		Contract Amount			Unrealized Appreciation
Settlement Date	Currency	Buy	Sell	Value		Counterparty
March 18, 2014	Australian Dollar (AUD)	AUD 65,000	$ 56,302	$57,948	$1,646	StateStreet Bank London
March 18, 2014	Australian Dollar	$ 331,740	AUD 360,000	320,943	10,797	StateStreet Bank London

					$12,443

Pyrford International Stock Fund

		Contract Amount			Unrealized Appreciation
Settlement Date	Currency	Buy	Sell	Value		Counterparty
March 18, 2014	Australian Dollar (AUD)	$ 21,931,700	AUD 23,800,000	$21,217,906	$713,794	StateStreet Bank London
March 18, 2014	Australian Dollar	2,915,550	3,100,000	2,763,677	151,873	StateStreet Bank London

					$865,667

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Offsetting of Assets and Liabilities—Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of February 28, 2014, there are no master netting arrangements related to the Funds.

The Funds’ Statements of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund/Description/Financial Instrument	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Pyrford Global Equity Fund
Unrealized depreciation on foreign currency contracts—liability payable	$1,567	$—	$—		$1,567
Pyrford Global Strategic Return Fund
Unrealized appreciation on foreign currency contracts—asset receivable	12,443	—	—		12,443
Pyrford International Stock Fund
Unrealized appreciation on foreign currency contracts—asset receivable	865,667	—	—		865,667
Short Tax-Free Fund
Unrealized depreciation on futures contracts—liability payable	1,934	—	1,934	(1)	—
Intermediate Tax-Free Fund
Unrealized depreciation on futures contracts—liability payable	77,363	—	77,363	(2)	—

(1)	Total collateral amount presented in the Statement of Assets and Liabilities is $14,179.
(2)	Total collateral amount presented in the Statement of Assets and Liabilities is $863,776.

At period end, certain Funds covered in this report had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of February 28, 2014.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The restricted securities are valued at the price provided by dealers in

Notes to Financial Statements (continued)

the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The money market funds’ restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Funds at February 28, 2014 is as follows:

Fund	Security	Last Acquisition Date	Total Acquisition Cost	Value
Mid-Cap Growth Fund	Bellatrix Exploration, Ltd.	2/26/2014	$11,816,844	$12,720,439
Small-Cap Growth Fund	Bellatrix Exploration, Ltd.	2/26/2014	34,738,832	41,578,286
Prime Money Market Fund	Metropolitan Life Insurance Co.(1)	5/3/2004	65,000,000	65,000,000
Prime Money Market Fund	Metropolitan Life Insurance Co.(1)	2/1/2010	50,000,000	50,000,000

(1)	Security represents a quarterly floating rate funding agreement with a 90 day put feature whose maturity is extendable per the discretion of the Adviser.

Redemption Fees—The Global Low Volatility Equity Fund, Pyrford Global Equity Fund, Pyrford Global Strategic Return Fund, Pyrford International Stock Fund, Global Natural Resources Fund, Lloyd George Emerging Markets Equity Fund and TCH Emerging Markets Bond Fund imposed a 2% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the Funds as paid-in-capital.

Securities Lending—Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity, and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 2 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of February 28, 2014 (1):

Description	Value
American Honda Finance Corp., 0.242%, 12/5/2014(2)	$20,003,760
American Honda Finance Corp., 0.337%, 11/13/2014(2)	3,503,234
ANZ National Ltd., 0.000%, 7/10/2014(3)	26,721,756
Bank of Nova Scotia Houston, 0.260%, 8/8/2014(2)	30,000,000
Bank of Nova Scotia Houston, 0.425%, 2/19/2015(2)	3,205,194
Barclays Bank PLC New York, 0.610%, 9/18/2014	10,000,000
Blackrock Liquidity TempCash Money, Market Fund, 0.041%	71,465,686
Blackrock Liquidity TempFund Money, Market Fund, 0.030%	1,405,366
Canadian Imperial Bank, 0.260%, 8/14/2014(2)	10,000,000
Canadian Imperial Bank, 0.486%, 11/5/2014(2)	25,039,275
Caterpillar Financial Services, 0.335%, 11/19/2014(2)	20,007,740
Chariot Funding, LLC, 0.300%, 6/5/2014(3)	22,649,682
Cooperatieve Centrale, 0.279%, 9/3/2014(2)	15,004,815
Credit Suisse Group AG, 0.639%, 11/17/2014	20,020,244
DNB Bank ASA, 0.260%, 10/24/2014(3)	24,951,611
Dreyfus Institutional Cash Advantage Money Market Fund, 0.060%	2,359,166
Dreyfus Cash Management Money Market Fund, 0.040%	133,307
Fidelity Institutional Money Market Fund, 0.042%	139,137,250
Goldman Sachs Money Market Fund, 0.074%	17,636,562
HSBC Bank, PLC, 0.258%, 6/6/2014(2)	25,000,000
JPMorgan Liquid Assets Money Market Fund, 0.052%	144,000,000
Jupiter Securitization, 0.000%, 10/9/2014(3)	4,989,578
Jupiter Securitization, 0.240%, 6/10/2014(3)	24,943,750
Kells Funding, LLC, 0.240%, 3/20/2014(3)	24,966,500
Liberty Strategic Funding, 0.180%, 5/21/2015(3)	9,995,700
Macquarie Bank, 0.000%, 7/31/2014	19,961,889

Macquarie Bank, 0.000%, 8/6/2014	$9,983,408
Metlife Institutional Insurance FA, 0.358%, 5/29/2014(2)	20,000,000
New York Life Global Funding, 0.363%, 6/18/2014(2)	1,000,410
Old Line Funding, 0.000%, 6/20/2014(3)	24,970,931
Old Line Funding, 0.230%, 6/2/2014(3)	14,982,750
PNC Bank, 0.270%, 4/16/2014(3)	30,000,000
Prudential PLC, 0.260%, 8/14/2014(3)	26,865,807
Rabobank USA Financial Corp., 0.000%, 8/26/2014(3)	26,956,687
Reckitt Benckiser, 0.370%, 5/21/2014(3)	19,928,467
Reckitt Benckiser, 0.370%, 9/12/2014(3)	9,962,897
Royal Bank of Canada, 0.240%, 2/4/2015(2)	30,000,000
Sheffield Receivables Corp., 0.250%, 7/24/2014(3)	24,969,271
Skandinaviska Enskilda Bank, 0.000%, 7/14/2014(3)	33,951,432
Skandinaviska Enskilda Bank, 0.280%, 3/18/2014(3)	19,970,911
Swedbank Foreningsspar, 0.250%, 4/7/2014(3)	24,968,403
Swedbank Sparbanken, 0.326%, 2/24/2015	22,000,000
Thunder Bay Funding, LLC, 0.000%, 6/9/2014(3)	29,965,500
Toronto Dominion Bank, 0.226%, 7/24/2014(2)	25,009,650
Toronto Dominion Bank, 0.236%, 2/6/2015(2)	15,000,000
Toyota Motor Credit Corp., 0.000%, 6/16/2014(3)	29,963,800
Toyota Motor Credit Corp., 0.242%, 1/14/2015(2)	15,000,705
Wells Fargo Bank, 0.226%, 9/4/2014(2)	25,000,000
Western Asset Institutional Cash Reserves Money Market Fund, 0.060%	128,870,557
Western Asset Institutional Liquid Reserves Money Market Fund, 0.062%	119,000,000
Westpac Banking Corp., 0.238%, 11/3/2014(2)	30,000,000
Westpac Banking Corp., 0.486%, 1/29/2015(2)	13,256,277

Total	$1,488,679,928

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2014.
(3)	Each issue shows the rate of the discount at the time of purchase.

BMO Funds

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurements

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended February 28, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. The Funds did not hold any Level 3 securities during the period ended February 28, 2014. It is the Funds’ policy to recognize transfers between category levels at the end of the period.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$49,138,209	$—	$—	$49,138,209
Short-Term Investments	1,912,352	668,855	—	2,581,207

Total	$51,050,561	$668,855	$—	$51,719,416

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$104,736,363	$—	$—	$104,736,363
Short-Term Investments	3,906,899	37,222,446	—	41,129,345

Total	$108,643,262	$37,222,446	$—	$145,865,708

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$226,230,036	$—	$—	$226,230,036
Short-Term Investments	5,128,992	73,427,417	—	78,556,409

Total	$231,359,028	$73,427,417	$—	$304,786,445

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$217,686,118	$—	$—	$217,686,118
Short-Term Investments	4,149,745	90,964,220	—	95,113,965

Total	$221,835,863	$90,964,220	$—	$312,800,083

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$310,032,454	$—	$—	$310,032,454
Short-Term Investments	10,589,786	133,458,534	—	144,048,320

Total	$320,622,240	$133,458,534	$—	$454,080,774

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$263,842,336	$—	$—	$263,842,336
Short-Term Investments	7,931,008	122,075,556	—	130,006,564

Total	$271,773,344	$122,075,556	$—	$393,848,900

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$62,983,044	$760,000	$—	$63,743,044
Short-Term Investments	5,175,513	18,410,341	—	23,585,854

Total	$68,158,557	$19,170,341	$—	$87,328,898

	Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$3,377,921	$—	$—	$3,377,921
Short-Term Investments	30,473	9,723	—	40,196

Total	$3,408,394	$9,723	$—	$3,418,117

Notes to Financial Statements (continued)

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$877,774,365	$—	$—	$877,774,365
Short-Term Investments	41,788,556	396,103,635	—	437,892,191

Total	$919,562,921	$396,103,635	$—	$1,315,666,556

	Micro-Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$2,628,089	$—	$—	$2,628,089
Short-Term Investments	76,557	—	—	76,557

Total	$2,704,646	$—	$—	$2,704,646

	Global Low Volatility Equity
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$1,196,348	$—	$—	$1,196,348
Preferred Stocks(1)	1,883	—	—	1,883
Short-Term Investments	—	40,498	—	40,498

Total	$1,198,231	$40,498	$—	$1,238,729

	Pyrford Global Equity Fund(2)
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$963,368	$—	$—	$963,368
Preferred Stocks(1)	7,884	—	—	7,884
Short-Term Investments	—	42,248	—	42,248

Total	$971,252	$42,248	$—	$1,013,500

	Pyrford Global Strategic Return Fund(2)
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$7,871,504	$—	$—	$7,871,504
Preferred Stocks(1)	40,517	—	—	40,517
International Bonds	—	9,306,886	—	9,306,886
U.S. Government & U.S. Government Agency Obligations	—	12,877,961	—	12,877,961
Short-Term Investments	—	1,711,054	—	1,711,054

Total	$7,912,021	$23,895,901	$—	$31,807,922

	Pyrford International Stock Fund(2)
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$258,935,885	$—	$—	$258,935,885
Preferred Stocks(1)	3,026,305	—	—	3,026,305
Short-Term Investments	—	13,405,607	—	13,405,607

Total	$261,962,190	$13,405,607	$—	$275,367,797

	Global Natural Resources Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$991,850	$—	$—	$991,850
Short-Term Investments	—	28,488	—	28,488

Total	$991,850	$28,488	$—	$1,020,338

	Lloyd George Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$138,085,846	$—	$—	$138,085,846
Preferred Stocks(1)	6,165,350	—	—	6,165,350
Warrants	3,367,932	—	—	3,367,932
Short-Term Investments	—	6,379,987	—	6,379,987

Total	$147,619,128	$6,379,987	$—	$153,999,115

	TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$5,390,096	$—	$5,390,096
International Bonds	—	1,669,699	—	1,669,699
Short-Term Investments	—	119,020	—	119,020

Total	$—	$7,178,815	$—	$7,178,815

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$614,392,595	$—	$614,392,595
Short-Term Investments	18,442,896	12,450,670	—	30,893,566

Total	$18,442,896	$626,843,265	$—	$645,286,161

	Short Tax-Free Fund(2)
	Level 1	Level 2	Level 3	Total
Municipals	$—	$71,209,603	$—	$71,209,603
Short-Term Investments	6,428,869	302,154	—	6,731,023

Total	$6,428,869	$71,511,757	$—	$77,940,626

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$23,082,454	$—	$23,082,454
Collateralized Mortgage Obligations	—	14,930,092	—	14,930,092
Commercial Mortgage Securities	—	12,317,932	—	12,317,932
Corporate Bonds & Notes	—	128,038,137	—	128,038,137
Municipals	—	6,050,826	—	6,050,826
Mutual Funds	3,712,942	3,015,542	—	6,728,484
U.S. Government & U.S. Government Agency Obligations	—	40,230,829	—	40,230,829
U.S. Government Agency-Mortgage Securities	—	3,366,149	—	3,366,149
Short-Term Investments	7,182,277	72,407,198	—	79,589,475

Total	$10,895,219	$303,439,159	$—	$314,334,378

	Intermediate Tax-Free Fund(2)
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,190,721,478	$—	$1,190,721,478
Mutual Funds	6,810,243	—	—	6,810,243
Short-Term Investments	11,406,089	—	—	11,406,089

Total	$18,216,332	$1,190,721,478	$—	$1,208,937,810

	Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,463,860	$—	$1,463,860
Collateralized Mortgage Obligations	—	26,121,657	—	26,121,657
Commercial Mortgage Securities	—	5,252,834	—	5,252,834
U.S. Government Agency-Mortgage Securities	—	124,946,806	—	124,946,806
Short-Term Investments	2,734,369	70,570,006	—	73,304,375

Total	$2,734,369	$228,355,163	$—	$231,089,532

BMO Funds

	Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,018,758	$—	$2,018,758
Corporate Bonds & Notes	—	96,389,262	—	96,389,262
U.S. Government & U.S. Government Agency Obligations	—	27,508,989	—	27,508,989
U.S. Government Agency-Mortgage Securities	—	8,375,998	—	8,375,998
Short-Term Investments	3,390,877	65,563,249	—	68,954,126

Total	$3,390,877	$199,856,256	$—	$203,247,133

	TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,720,943	$—	$1,720,943
Commercial Mortgage Securities	—	451,331	—	451,331
Corporate Bonds & Notes	—	121,901,518	—	121,901,518
Municipals	—	568,340	—	568,340
U.S. Government & U.S. Government Agency Obligations	—	—	—	—
Short-Term Investments	3,248,711	24,969,205	—	28,217,916

Total	$3,248,711	$149,611,337	$—	$152,860,048

	TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$8,131,373	$—	$8,131,373
Commercial Mortgage Securities	—	2,372,323	—	2,372,323
Corporate Bonds & Notes	—	418,420,337	—	418,420,337
Municipals	—	341,004	—	341,004
U.S. Government & U.S. Government Agency Obligations	—	141,589,946	—	141,589,946
U.S. Government Agency-Mortgage Securities	—	205,610,057	—	205,610,057
Short-Term Investments	31,848,186	397,243,229	—	429,091,415

Total	$31,848,186	$1,173,708,269	$—	$1,205,556,455

	Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$98,678,798	$—	$98,678,798
Short-Term Investments	981,029	—	—	981,029

Total	$981,029	$98,678,798	$—	$99,659,827

	Multi-Asset Income Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,443,098	$—	$—	$5,443,098
Mutual Funds	4,445,040	—	—	4,445,040
Short-Term Investments	217,821	190,525	—	408,346

Total	$10,105,959	$190,525	$—	$10,296,484

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$73,440,000	$—	$73,440,000
Repurchase Agreements	—	368,767,076	—	368,767,076
U.S. Government & U.S. Government Agency Obligations	—	190,620,941	—	190,620,941

Total	$—	$632,828,017	$—	$632,828,017

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$750,091,001	$—	$750,091,001
Mutual Funds	1,916,657	—	—	1,916,657

Total	$1,916,657	$750,091,001	$—	$752,007,658

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$926,036,531	$—	$926,036,531
Commercial Paper	—	1,257,831,683	—	1,257,831,683
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	360,225,413	—	360,225,413
Mutual Funds	180,000,000	—	—	180,000,000
Notes-Variable	—	108,313,907	—	108,313,907
Repurchase Agreements	—	456,011,039	—	456,011,039
Trust Demand Notes	—	143,000,000	—	143,000,000
U.S. Government & U.S. Government Agency Obligations	—	60,000,000	—	60,000,000

Total	$180,000,000	$3,426,418,573	$—	$3,606,418,573

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.
(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and written options, which are valued at the unrealized appreciation/depreciation on the investment.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Pyrford Global Equity Fund Short Forward Contracts	$—	$(1,567)	$—	$(1,567)
Pyrford Global Strategic Return Fund Long/Short Forward Contracts	—	12,443	—	12,443
Pyrford International Stock Fund Short Forward Contracts	—	865,667	—	865,667
Short Tax-Free Fund Short Futures Contracts	(1,934)	—	—	(1,934)
Intermediate Tax-Free Fund Short Futures Contracts	(77,363)	—	—	(77,363)

Notes to Financial Statements (continued)

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Six Months Ended February 28, 2014 (Unaudited)	Period Ended August 31, 2013(1)	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$69,703	$683,005	$7,461,219	$29,891,995	$12,443,043	$36,961,243
Institutional class of shares	8,506,333	50,610,675	2,541,507	4,680,083	11,385,807	31,276,974

Net proceeds from sale of shares	$8,576,036	$51,293,680	$10,002,726	$34,572,078	$23,828,850	$68,238,217
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$8,866	$2,678	$2,477,194	$1,002,469	$7,791,517	$1,117,618
Institutional class of shares	600,717	213,442	2,209,700	1,224,444	7,012,188	1,162,900

Net proceeds from shares issued	$609,583	$216,120	$4,686,894	$2,226,913	$14,803,705	$2,280,518
Cost of shares redeemed:
Investor class of shares	$(99,876)	$(130,920)	$(14,194,465)	$(6,801,692)	$(23,292,577)	$(18,912,331)
Institutional class of shares	(4,397,858)	(11,281,993)	(7,827,478)	(8,868,695)	(15,980,458)	(19,286,734)

Net cost of shares redeemed	$(4,497,734)	$(11,412,913)	$(22,021,943)	$(15,670,387)	$(39,273,035)	$(38,199,065)
Redemption fees	$—	$—	$—	$710	$—	$7,400

Net change resulting from fund share transactions in dollars	$4,687,885	$40,096,887	$(7,332,323)	$21,129,314	$(640,480)	$32,327,070

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	5,804	67,417	579,161	2,560,495	806,016	2,701,720
Institutional class of shares	699,082	4,615,735	197,646	408,020	731,548	2,397,607

Net sale of shares	704,886	4,683,152	776,807	2,968,515	1,537,564	5,099,327
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	744	239	195,498	86,492	523,976	85,098
Institutional class of shares	50,355	19,006	174,128	107,132	471,249	88,678

Net shares issued	51,099	19,245	369,626	193,624	995,225	173,776
Shares redeemed:
Investor class of shares	(8,557)	(12,679)	(1,109,305)	(571,133)	(1,516,529)	(1,389,045)
Institutional class of shares	(376,490)	(1,000,669)	(607,812)	(755,458)	(1,039,364)	(1,426,800)

Net shares redeemed	(385,047)	(1,013,348)	(1,717,117)	(1,326,591)	(2,555,893)	(2,815,845)

Net change resulting from fund share transactions in shares	370,938	3,689,049	(570,684)	1,835,548	(23,104)	2,457,258

(1)	Reflects operations for the period from September 28, 2012 (inception date) to August 31, 2013.

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Value Fund
Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

$7,000,267	$17,085,081	$21,730,521	$58,406,631	$11,097,637	$20,401,672	$7,262,483	$11,600,653
8,986,306	38,121,667	12,105,487	18,900,012	4,805,894	18,831,687	1,657,711	8,739,320

$15,986,573	$55,206,748	$33,836,008	$77,306,643	$15,903,531	$39,233,359	$8,920,194	$20,339,973

$7,434,999	$7,685,452	$25,748,954	$6,616,715	$14,092,847	$5,929,227	$4,374,319	$790,691
10,579,586	8,340,406	16,680,948	5,030,434	16,936,396	7,719,084	1,391,605	136,384

$18,014,585	$16,025,858	$42,429,902	$11,647,149	$31,029,243	$13,648,311	$5,765,924	$927,075

$(24,520,693)	$(41,861,208)	$(60,027,497)	$(37,262,994)	$(15,761,236)	$(28,606,016)	$(4,805,874)	$(6,626,048)
(23,506,567)	(21,873,347)	(11,367,809)	(28,159,563)	(19,288,061)	(35,209,925)	(576,004)	(1,652,894)

$(48,027,260)	$(63,734,555)	$(71,395,306)	$(65,422,557)	$(35,049,297)	$(63,815,941)	$(5,381,878)	$(8,278,942)
$—	$12,858	$174	$11,265	$—	$2,257	$—	$924

$(14,026,102)	$7,510,909	$4,870,778	$23,542,500	$11,883,477	$(10,932,014)	$9,304,240	$12,989,030

429,611	1,189,230	1,291,072	3,819,717	473,158	932,547	524,458	915,451
541,638	2,700,887	720,089	1,276,225	199,224	856,377	117,942	708,320

971,249	3,890,117	2,011,161	5,095,942	672,382	1,788,924	642,400	1,623,771

476,297	580,911	1,662,295	506,252	655,176	301,129	334,940	73,077
674,289	627,570	1,078,975	385,769	774,412	387,504	105,987	12,582

1,150,586	1,208,481	2,741,270	892,021	1,429,588	688,633	440,927	85,659

(1,525,567)	(2,971,408)	(3,692,671)	(2,529,909)	(674,298)	(1,320,280)	(345,997)	(539,316)
(1,445,915)	(1,503,078)	(687,336)	(1,924,768)	(802,603)	(1,596,788)	(40,944)	(130,215)

(2,971,482)	(4,474,486)	(4,380,007)	(4,454,677)	(1,476,901)	(2,917,068)	(386,941)	(669,531)

(849,647)	624,112	372,424	1,533,286	625,069	(439,511)	696,386	1,039,899

Notes to Financial Statements (continued)

	Small-Cap Core Fund	Small-Cap Growth Fund		Micro-Cap Fund	Global Low Volatility Equity Fund
	Period Ended February 28, 2014(1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Period Ended February 28, 2014(2) (Unaudited)	Period Ended February 28, 2014(2) (Unaudited)
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$500,000	$57,157,340	$98,969,252	$53,534	$89,306
Institutional class of shares	2,935,014	114,224,186	70,621,797	2,508,515	1,096,000

Net proceeds from sale of shares	$3,435,014	$171,381,526	$169,591,049	$2,562,049	$1,185,306
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$—	$51,917,277	$22,334,250	$—	$—
Institutional class of shares	—	40,309,097	15,804,538	—	—

Net proceeds from shares issued	$—	$92,226,374	$38,138,788	$—	$—
Cost of shares redeemed:
Investor class of shares	$—	$(68,040,789)	$(115,566,655)	$—	$—
Institutional class of shares	—	(49,524,243)	(70,821,239)	(166,224)	—

Net cost of shares redeemed	$—	$(117,565,032)	$(186,387,894)	$(166,224)	$—
Redemption fees	$—	$5,665	$32,308	$—	$—

Net change resulting from fund share transactions in dollars	$3,435,014	$146,048,533	$21,374,251	$2,395,825	$1,185,306

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	50,000	2,441,044	4,878,011	5,313	8,866
Institutional class of shares	291,359	4,766,220	3,512,661	248,745	109,579

Net sale of shares	341,359	7,207,264	8,390,672	254,058	118,445
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	2,464,038	1,282,840	—	—
Institutional class of shares	—	1,879,212	895,949	—	—

Net shares issued	—	4,343,250	2,178,789	—	—
Shares redeemed:
Investor class of shares	—	(2,926,381)	(5,888,408)	—	—
Institutional class of shares	—	(2,100,421)	(3,507,963)	(15,130)	—

Net shares redeemed	—	(5,026,802)	(9,396,371)	(15,130)	—

Net change resulting from fund share transactions in shares	341,359	6,523,712	1,173,090	238,928	118,445

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.
(2)	Reflects operations for the period from September 30, 2013 (inception date) to February 28, 2014.

BMO Funds

Pyrford Global Equity Fund	Pyrford Global Strategic Return Fund		Pyrford International Stock Fund		Global Natural Resources Fund	Lloyd George Emerging Markets Equity Fund
Period Ended February 28, 2014(1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Period Ended February 28, 2014(1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

$500,000	$2,628,905	$3,676,630	$23,050,174	$13,779,027	$500,000	$16,426,326	$31,153,241
501,000	134,366	1,592,674	45,510,511	82,342,688	501,000	25,781,220	56,650,650

$1,001,000	$2,763,271	$5,269,304	$68,560,685	$96,121,715	$1,001,000	$42,207,546	$87,803,891

$—	$245,279	$—	$1,519,400	$1,013,012	$—	$634,773	$1,212,603
—	333,568	—	4,149,154	2,034,613	—	1,381,422	3,017,011

$—	$578,847	$—	$5,668,554	$3,047,625	$—	$2,016,195	$4,229,614

$—	$(1,155,982)	$(1,520,674)	$(5,217,688)	$(8,534,407)	$—	$(3,676,377)	$(4,053,135)
—	(6,757,813)	(22,069,491)	(7,860,604)	(13,583,484)	—	(8,959,662)	(10,319,295)

$—	$(7,913,795)	$(23,590,165)	$(13,078,292)	$(22,117,891)	$—	$(12,636,039)	$(14,372,430)
$—	$91	$2,371	$193	$19,405	$—	$78	$734

$1,001,000	$(4,571,586)	$(18,318,490)	$61,151,140	$77,070,854	$1,001,000	$31,587,780	$77,661,809

50,000	252,559	355,108	1,815,700	1,178,343	50,000	1,311,384	2,240,499
50,101	12,698	154,281	3,582,041	6,982,115	50,102	2,013,930	4,108,033

100,101	265,257	509,389	5,397,741	8,160,458	100,102	3,325,314	6,348,532

—	23,630	—	123,831	92,175	—	49,708	90,696
—	32,074	—	337,604	184,965	—	108,008	225,486

—	55,704	—	461,435	277,140	—	157,716	316,182

—	(110,582)	(147,009)	(414,708)	(737,455)	—	(283,699)	(294,931)
—	(640,232)	(2,124,708)	(623,546)	(1,168,336)	—	(685,486)	(751,400)

—	(750,814)	(2,271,717)	(1,038,254)	(1,905,791)	—	(969,185)	(1,046,331)

100,101	(429,853)	(1,762,328)	4,820,922	6,531,807	100,102	2,513,845	5,618,383

Notes to Financial Statements (continued)

	TCH Emerging Markets Bond Fund	Ultra Short Tax-Free Fund		Short Tax-Free Fund
	Period Ended February 28, 2014(1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Period Ended August 31, 2013(2)
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$3,500,000	$20,128,832	$61,561,767	$5,098,595	$21,220,235
Institutional class of shares	3,501,000	282,503,980	862,836,223	48,312,733	40,677,312

Net proceeds from sale of shares	$7,001,000	$302,632,812	$924,397,990	$53,411,328	$61,897,547
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$39,375	$227,595	$628,954	$101,574	$138,217
Institutional class of shares	40,425	758,526	1,668,453	31,471	31,798

Net proceeds from shares issued	$79,800	$986,121	$2,297,407	$133,045	$170,015
Cost of shares redeemed:
Investor class of shares	$—	$(27,322,149)	$(70,151,170)	$(2,700,344)	$(5,911,359)
Institutional class of shares	—	(470,252,759)	(804,591,587)	(20,744,813)	(6,125,430)

Net cost of shares redeemed	$—	$(497,574,908)	$(874,742,757)	$(23,445,157)	$(12,036,789)
Redemption fees	$—	$—	$—	$—	$6,972

Net change resulting from fund share transactions in dollars	$7,080,800	$(193,955,975)	$51,952,640	$30,099,216	$50,037,745

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	350,000	2,000,371	6,106,874	505,370	2,106,312
Institutional class of shares	350,099	28,106,485	85,603,651	4,797,995	4,034,951

Net sale of shares	700,099	30,106,856	91,710,525	5,303,365	6,141,263
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	3,950	22,624	62,382	10,094	13,725
Institutional class of shares	4,055	75,458	165,574	3,127	3,166

Net shares issued	8,005	98,082	227,956	13,221	16,891
Shares redeemed:
Investor class of shares	—	(2,716,859)	(6,956,539)	(268,977)	(588,490)
Institutional class of shares	—	(46,794,013)	(79,828,385)	(2,062,332)	(608,600)

Net shares redeemed	—	(49,510,872)	(86,784,924)	(2,331,309)	(1,197,090)

Net change resulting from fund share transactions in shares	708,104	(19,305,934)	5,153,557	2,985,277	4,961,064

(1)	Reflects operations for the period from September 30, 2013 (inception date) to February 28, 2014.
(2)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.

BMO Funds

Short-Term Income Fund		Intermediate Tax-Free Fund		Government Income Fund		Short-Intermediate Bond Fund
Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

$28,162,757	$72,178,622	$176,026,018	$540,796,619	$8,581,682	$9,419,297	$1,961,218	$5,493,709
34,921,248	55,210,925	58,361,311	124,045,591	3,775,687	7,595,662	21,450,384	16,141,022

$63,084,005	$127,389,547	$234,387,329	$664,842,210	$12,357,369	$17,014,959	$23,411,602	$21,634,731

$674,915	$1,530,044	$10,614,728	$26,912,326	$1,607,622	$5,611,131	$283,375	$590,755
409,117	815,637	1,040,206	2,882,749	170,285	707,616	644,258	1,021,928

$1,084,032	$2,345,681	$11,654,934	$29,795,075	$1,777,907	$6,318,747	$927,633	$1,612,683

$(33,511,577)	$(50,767,434)	$(199,717,416)	$(397,315,574)	$(21,788,738)	$(43,536,323)	$(11,955,922)	$(12,118,149)
(12,829,151)	(38,711,321)	(69,107,093)	(97,747,590)	(8,458,331)	(11,547,574)	(18,461,518)	(32,957,413)

$(46,340,728)	$(89,478,755)	$(268,824,509)	$(495,063,164)	$(30,247,069)	$(55,083,897)	$(30,417,440)	$(45,075,562)
$—	$81,477	$3,656	$46,449	$323	$604	$—	$5,971

$17,827,309	$40,337,950	$(22,778,590)	$199,620,570	$(16,111,470)	$(31,749,587)	$(6,078,205)	$(21,822,177)

2,996,008	7,623,118	16,208,152	48,058,167	929,879	984,059	188,255	524,112
3,707,634	5,825,242	5,372,961	11,073,907	408,352	805,288	2,074,983	1,545,561

6,703,642	13,448,360	21,581,113	59,132,074	1,338,231	1,789,347	2,263,238	2,069,673

71,754	161,743	975,195	2,401,992	173,653	586,926	27,165	56,360
43,401	86,087	95,556	255,723	18,405	73,954	61,825	97,589

115,155	247,830	1,070,751	2,657,715	192,058	660,880	88,990	153,949

(3,565,605)	(5,371,841)	(18,451,008)	(35,961,811)	(2,365,280)	(4,589,225)	(1,161,918)	(1,157,832)
(1,362,556)	(4,083,984)	(6,378,965)	(8,780,731)	(915,862)	(1,218,228)	(1,777,116)	(3,155,579)

(4,928,161)	(9,455,825)	(24,829,973)	(44,742,542)	(3,281,142)	(5,807,453)	(2,939,034)	(4,313,411)

1,890,636	4,240,365	(2,178,109)	17,047,247	(1,750,853)	(3,357,226)	(586,806)	(2,089,789)

Notes to Financial Statements (continued)

	TCH Corporate Income Fund		TCH Core Plus Bond Fund		Monegy High Yield Bond Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$5,393,204	$24,313,889	$55,037,744	$407,489,238 (2)	$4,256,176	$16,874,929
Institutional class of shares	12,267,809	17,579,675	54,201,161	279,933,837 (2)	8,466,607	18,909,112

Net proceeds from sale of shares	$17,661,013	$41,893,564	$109,238,905	$687,423,075	$12,722,783	$35,784,041
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$1,113,058	$2,875,610	$6,847,084	$7,069,937	$1,986,784	$2,912,182
Institutional class of shares	2,703,551	4,300,257	4,340,882	4,675,136	1,487,387	2,007,601

Net proceeds from shares issued	$3,816,609	$7,175,867	$11,187,966	$11,745,073	$3,474,171	$4,919,783
Cost of shares redeemed:
Investor class of shares	$(10,708,639)	$(36,307,222)	$(64,153,252)	$(34,613,906)	$(6,958,130)	$(30,087,524)
Institutional class of shares	(13,226,572)	(14,779,217)	(45,911,606)	(20,275,831)	(4,703,605)	(19,794,642)

Net cost of shares redeemed	$(23,935,211)	$(51,086,439)	$(110,064,858)	$(54,889,737)	$(11,661,735)	$(49,882,166)
Redemption fees	$—	$899	$—	$8,290	$—	$2,258

Net change resulting from fund share transactions in dollars	$(2,457,589)	$(2,016,109)	$10,362,013	$644,286,701	$4,535,219	$(9,176,084)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	430,222	1,857,816	4,799,733	35,376,092 (2)	407,640	1,606,983
Institutional class of shares	977,932	1,353,495	4,708,058	24,347,263 (2)	808,786	1,805,652

Net sale of shares	1,408,154	3,211,311	9,507,791	59,723,355	1,216,426	3,412,635
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	89,151	221,261	595,791	601,580	190,366	277,914
Institutional class of shares	217,120	331,381	377,854	397,578	142,587	191,703

Net shares issued	306,271	552,642	973,645	999,158	332,953	469,617
Shares redeemed:
Investor class of shares	(856,374)	(2,825,617)	(5,594,328)	(2,969,808)	(666,148)	(2,866,607)
Institutional class of shares	(1,058,669)	(1,159,027)	(3,996,867)	(1,738,380)	(451,353)	(1,885,638)

Net shares redeemed	(1,915,043)	(3,984,644)	(9,591,195)	(4,708,188)	(1,117,501)	(4,752,245)

Net change resulting from fund share transactions in shares	(200,618)	(220,691)	890,241	56,014,325	431,878	(869,993)

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.
(2)	Includes $375,619,470 of paid-in-capital received from a non-taxable in-kind subscription merger of the BMO Aggregate Bond Fund effective as of the close of business on August 16, 2013. The total value received of $375,619,470 from this event was exchanged for 14,853,077 Institutional Class shares and 18,474,576 Investor Class of shares of the TCH Core Plus Bond Fund at time of merger.

BMO Funds

Multi-Asset Income Fund	Government Money Market Fund		Tax-Free Money Market Fund		Prime Money Market Fund
Period Ended February 28, 2014(1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

$507,350	$146,190,088	$505,832,027	$133,559,913	$406,138,163	$1,635,360,541	$2,694,221,078
10,298,575	780,925,558	1,612,714,562	1,173,337,157	2,897,791,743	4,531,892,304	9,822,788,777

$10,805,925	$927,115,646	$2,118,546,589	$1,306,897,070	$3,303,929,906	$6,167,252,845	$12,517,009,855

$—	$1,574	$2,953	$4,106	$22,240	$17,626	$38,372
—	980	450	4,312	52,008	14,019	201,449

$—	$2,554	$3,403	$8,418	$74,248	$31,645	$239,821

$(7,328)	$(149,519,002)	$(474,128,404)	$(121,865,564)	$(445,425,181)	$(1,613,874,585)	$(2,559,321,674)
—	(709,628,436)	(1,515,608,685)	(1,232,853,548)	(2,783,619,448)	(4,951,422,870)	(9,166,841,697)

$(7,328)	$(859,147,438)	$(1,989,737,089)	$(1,354,719,112)	$(3,229,044,629)	$(6,565,297,455)	$(11,726,163,371)
$—	$—	$—	$—	$—	$—	$—

$10,798,597	$67,970,762	$128,812,903	$(47,813,624)	$74,959,525	$(398,012,965)	$791,086,305

50,735	146,190,088	505,832,027	133,559,897	406,138,163	1,635,360,541	2,694,221,054
1,026,834	780,925,558	1,612,714,562	1,173,337,060	2,897,791,743	4,531,892,304	9,822,788,777

1,077,569	927,115,646	2,118,546,589	1,306,896,957	3,303,929,906	6,167,252,845	12,517,009,831

—	1,574	2,953	4,106	22,240	17,626	38,372
—	980	450	4,312	52,008	14,019	201,449

—	2,554	3,403	8,418	74,248	31,645	239,821

(735)	(149,519,002)	(474,128,404)	(121,865,564)	(445,425,181)	(1,613,874,585)	(2,559,321,674)
—	(709,628,436)	(1,515,608,685)	(1,232,853,548)	(2,783,619,448)	(4,951,422,870)	(9,166,841,697)

(735)	(859,147,438)	(1,989,737,089)	(1,354,719,112)	(3,229,044,629)	(6,565,297,455)	(11,726,163,371)

1,076,834	67,970,762	128,812,903	(47,813,737)	74,959,525	(398,012,965)	791,086,281

Notes to Financial Statements (continued)

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity Fund	0.50%	0.49%	0.45%	0.40%
Dividend Income Fund	0.50	0.49	0.45	0.40
Large-Cap Value Fund	0.75	0.74	0.70	0.65
Large-Cap Growth Fund	0.75	0.74	0.70	0.65
Mid-Cap Value Fund	0.75	0.74	0.70	0.65
Mid-Cap Growth Fund	0.75	0.74	0.70	0.65
Small-Cap Value Fund	0.75	0.75	0.75	0.75
Small-Cap Growth Fund	1.00	1.00	1.00	1.00
Micro-Cap Fund(1)	0.90	0.90	0.90	0.90
Global Low Volatility Equity Fund(1)	0.65	0.64	0.60	0.55
Pyrford Global Strategic Return Fund	0.80	0.79	0.75	0.70
Pyrford International Stock Fund	0.80	0.79	0.75	0.70
Lloyd George Emerging Markets Equity Fund	0.90	0.89	0.85	0.80
TCH Emerging Markets Bond Fund(1)	0.60	0.59	0.55	0.55
Ultra Short Tax-Free Fund	0.20	0.19	0.10	0.10
Short Tax-Free Fund	0.25	0.24	0.15	0.15
Short-Term Income Fund	0.20	0.19	0.10	0.10
Intermediate Tax-Free Fund	0.30	0.29	0.20	0.15
Government Income Fund	0.40	0.39	0.30	0.25
Short-Intermediate Bond Fund	0.40	0.39	0.30	0.25
TCH Corporate Income Fund	0.25	0.24	0.15	0.10
TCH Core Plus Bond Fund	0.25	0.24	0.15	0.10
Monegy High Yield Bond Fund	0.50	0.50	0.50	0.50

(1)	Fund inception date is September 30, 2013.

	Fund’s ADNA
Fund	on the first $1 billion	on the next $1 billion	in excess of $2 billion
Small-Cap Core Fund(1)	0.650%	0.625%	0.600%
Pyrford Global Equity Fund(1)	0.600	0.575	0.550
Global Natural Resources Fund(1)	0.650	0.625	0.600
Multi-Asset Income Fund(1)	0.250	0.225	0.200

(1)	Fund inception date is December 27, 2013.

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

The Pyrford Global Equity Fund, Pyrford Global Strategic Return Fund and Pyrford International Stock Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The Lloyd George Emerging Markets Equity Fund’s sub-adviser is Lloyd George Management (Europe) Limited, an affiliate of the Adviser. The TCH Emerging Markets Bond Fund, TCH Corporate Income Fund and TCH Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. The Monegy High Yield Bond Fund’s sub-adviser is Monegy, Inc., an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, interest, brokerage commissions, other investment related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business, and Acquired Fund Fees and Expenses) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2014, without the consent of the Directors, unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

BMO Funds

	Annualized Contractual Expense Limitation
Fund	Investor Class	Institutional Class
Low Volatility Equity Fund	0.90%	0.65%
Dividend Income Fund	0.90	0.65
Large-Cap Value Fund	1.24	0.99
Large-Cap Growth Fund	1.24	0.99
Mid-Cap Value Fund	1.24	0.99
Mid-Cap Growth Fund	1.24	0.99
Small-Cap Value Fund	1.24	0.99
Small-Cap Core Fund(2)	1.15	0.90
Small-Cap Growth Fund	1.44	1.19
Micro-Cap Fund(1)	1.35	1.10
Global Low Volatility Equity Fund(1)	1.10	0.85
Pyrford Global Equity Fund(2)	1.15	0.90
Pyrford Global Strategic Return Fund	1.24	0.99
Pyrford International Stock Fund	1.24	0.99
Global Natural Resources Fund(2)	1.24	0.99
Lloyd George Emerging Markets Equity Fund	1.40	1.15
TCH Emerging Markets Bond Fund(1)	1.00	0.85

	Annualized Contractual Expense Limitation
Fund	Investor Class	Institutional Class
Ultra Short Tax-Free Fund	0.55%	0.30%
Short Tax-Free Fund	0.55	0.40
Short-Term Income Fund	0.60	0.35
Intermediate Tax-Free Fund	0.55	0.50
Government Income Fund	0.80	0.55
Short-Intermediate Bond Fund	0.80	0.55
TCH Corporate Income Fund	0.59	0.55
TCH Core Plus Bond Fund	0.59	0.55
Monegy High Yield Bond Fund	0.90	0.65
Multi-Asset Income Fund(2)	0.80	0.55
Government Money Market Fund	0.45	0.20
Tax-Free Money Market Fund	0.45	0.20
Prime Money Market Fund	0.45	0.20

(1)	Fund inception date is September 30, 2013.
(2)	Fund inception date is December 27, 2013.

For the period ended February 28, 2014, the Adviser chose to voluntarily waive beyond its contractual expense limitations for the following Funds in the following amounts:

Fund	Additional Fees Waived
Government Money Market Fund	$551,391
Tax-Free Money Market Fund	179,606
Prime Money Market Fund	1,970,113

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended February 28, 2014, the TCH Emerging Markets Bond Fund, Short Tax-Free Fund, Intermediate Tax-Free Fund, TCH Corporate Income Fund and TCH Core Plus Bond Fund contractually waived $1,467, $7,479, $271,209, $25,032 and $81,156, respectively, in Shareholder Services Fees. The Adviser may also voluntarily choose to waive any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time in its sole discretion. For the period ended February 28, 2014, the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund voluntarily waived $153,914, $154,136 and $1,706,925, respectively, in Shareholder Services Fees.

Administrative Fee—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to the Equity Funds and Fixed Income Funds and the aggregate average daily net assets of all the Money Market Funds as listed below. The Adviser receives a fee of 0.15% of the average daily net assets of Small-Cap Core Fund, Pyrford Global Equity Fund, Global Natural Resources Fund and Multi-Asset Income Fund.

Equity & Fixed Income Funds (except Small-Cap Core Fund, Pyrford Global Equity Fund, Global Natural Resources Fund & Multi-Asset Income Fund)		Money Market Funds
Annual Rate	ADNA	Annual Rate	ADNA
0.0925%	on the first $250 million	0.0400%	on the first $2 billion
0.0850	on the next $250 million	0.0300	on the next $2 billion
0.0800	on the next $200 million	0.0250	on the next $2 billion
0.0400	on the next $100 million	0.0200	on the next $2 billion
0.0200	on the next $200 million	0.0100	in excess of $8 billion
0.0100	in excess of $1.0 billion

Custodian Fees—BMO Harris Bank N.A. (“BMO Harris”) is the Funds’ custodian, except for the Pyrford International Stock Fund, Lloyd George Emerging Markets Equity Fund and Pyrford Global Strategic Return Fund, for which State Street Bank and Trust Company maintains custody. BMO Harris receives fees consisting of 0.005% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

Notes to Financial Statements (continued)

Securities Lending—The Funds pay a fee to BMO Harris for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the period ended February 28, 2014:

Fund	Fees Paid
Large-Cap Value Fund	$11,002
Dividend Income Fund	4,038
Large-Cap Growth Fund	11,284
Mid-Cap Value Fund	20,132
Mid-Cap Growth Fund	33,999
Small-Cap Value Fund	5,907

Fund	Fees Paid
Small-Cap Growth Fund	$260,509
Short-Term Income Fund	12,111
Government Income Fund	7,186
Short-Intermediate Bond Fund	14,159
TCH Corporate Income Fund	10,033
TCH Core Plus Bond Fund	71,229

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2014 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation	Value End of Period	Dividends Credited to Income	Net Realized Gain
Cash Sweep Investments in BMO Government Money Market Fund, Class I, 0.010%
Government Income Fund	$17,015,102	$52,712,108	$66,992,841	$—	$2,734,369	$567	$—

Cash Sweep Investments in BMO Tax-Free Money Market Fund, Class I, 0.011%
Ultra Short Tax-Free Fund	13,695,220	264,724,099	259,976,423	—	18,442,896	1,273	—
Short Tax-Free Fund	284,279	38,712,847	32,568,257	—	6,428,869	93	—
Intermediate Tax-Free Fund	25,028,602	184,321,138	197,943,651	—	11,406,089	2,019	—

Cash Sweep Investments in BMO Prime Money Market Fund, Class I, 0.012%
Low Volatility Equity Fund	833,988	4,701,081	3,622,717	—	1,912,352	72	—
Dividend Income Fund	2,734,777	10,171,183	8,999,061	—	3,906,899	135	—
Large-Cap Value Fund	4,135,292	28,704,753	27,711,053	—	5,128,992	191	—
Large-Cap Growth Fund	1,099,141	17,661,555	14,610,951	—	4,149,745	129	—
Mid-Cap Value Fund	11,960,893	69,670,933	71,042,040	—	10,589,786	762	—
Mid-Cap Growth Fund	4,667,545	47,395,654	44,132,191	—	7,931,008	353	—
Small-Cap Value Fund	2,443,897	14,810,136	12,078,520	—	5,175,513	177	—
Small-Cap Core Fund	—	1,019,227	988,754	—	30,473	2	—
Small-Cap Growth Fund	21,334,766	187,340,010	166,886,220	—	41,788,556	1,966	—
Micro-Cap Fund	—	2,731,302	2,654,745	—	76,557	4	—
Short-Term Income Fund	9,442,679	58,916,766	61,177,168	—	7,182,277	748	—
Short-Intermediate Bond Fund	8,470,112	76,781,527	81,860,762	—	3,390,877	521	—
TCH Corporate Income Fund	10,773,358	32,499,045	40,023,692	—	3,248,711	349	—
TCH Core Plus Bond Fund	39,385,384	272,428,115	279,965,313	—	31,848,186	2,118	—
Monegy High Yield Bond Fund	4,229,798	12,270,376	15,519,145	—	981,029	81	—
Multi-Asset Income	—	5,026,589	4,808,768	—	217,821	9	—

Investments in Other Affiliates
Fund/Security Description
Small-Cap Growth Fund
InContact Inc.	21,508,313	1,931,819	—	6,477,015	26,109,148	—	—
Penn Virginia Corp.(2)	15,970,162	285,136	29,786,244	—	—	—	15,903,340
UCP Inc. Class A	5,705,700	—	—	376,200	6,646,200	—	—

Totals	43,184,175	2,216,955	29,786,244	6,853,215	32,755,348	—	15,903,340

Multi-Asset Income Fund
Short-Term Income Fund	—	198,315	—	218	198,533	169	—
Monegy High Yield Bond Fund	—	246,029	—	2,138	248,167	875	—

Totals	—	444,344	—	2,356	446,700	1,044	—

(2)	No longer affiliated as of February 28, 2014.

Investment Transactions—The Funds, on occasion, may purchase or sell a security with another Fund or client of the Adviser pursuant to procedures approved by the Directors.

BMO Funds

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors of one or more of the above companies, which are affiliates of the Corporation. None of the Fund officers or interested directors receives any compensation from the Funds.

6.	Line of Credit

The Corporation, on behalf of the respective Funds, entered into a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds rate or the London Interbank Offered Rate (“LIBOR”) and includes a commitment fee of 0.12% per annum on the daily unused portion. On September 26, 2013, the amount of the LOC increased to $50 million. All other terms and conditions of the LOC agreement remained in place. No borrowings were outstanding under the LOC at February 28, 2014.

Funds utilizing the LOC agreement during the period ended February 28, 2014 were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted average interest rate
Large-Cap Value Fund	$30	1.354%
Short Tax-Free Fund	574	1.360
Intermediate Tax-Free Fund	2,808	1.366
Short-Intermediate Bond Fund	6,036	1.346
TCH Corporate Income Fund	28	1.408
Tax-Free Money Market	34,811	1.357

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 28, 2014 were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund	$12,747,055	$8,899,100	$—	$—
Dividend Income Fund	27,491,458	37,761,456	—	—
Large-Cap Value Fund	75,110,679	90,462,325	—	—
Large-Cap Growth Fund	54,355,237	88,921,957	—	—
Mid-Cap Value Fund	56,318,826	91,150,415	—	—
Mid-Cap Growth Fund	84,002,725	106,526,965	—	—
Small-Cap Value Fund	18,603,866	16,185,448	—	—
Small-Cap Core Fund(2)	3,538,248	150,937	—	—
Small-Cap Growth Fund	364,795,381	336,393,281	—	—
Micro-Cap Fund(1)	3,061,594	770,620	—	—
Global Low Volatility Equity Fund(1)	1,355,413	233,131	—	—
Pyrford Global Equity Fund(2)	994,150	18,379	—	—
Pyrford Global Strategic Return Fund	2,295,456	5,557,488	6,326,828	8,388,928
Pyrford International Stock Fund	48,652,093	5,423,912	—	—
Global Natural Resources Fund(2)	1,314,173	322,430	—	—
Lloyd George Emerging Markets Equity Fund	52,499,042	25,251,206	—	—
TCH Emerging Markets Bond Fund(1)	8,167,071	1,267,858	—	—
Ultra Short Tax-Free Fund	215,883,405	418,215,954	—	—
Short Tax-Free Fund	47,008,196	25,217,444	—	—
Short-Term Income Fund	47,427,749	51,095,254	27,134,387	6,742,470
Intermediate Tax-Free Fund	257,227,482	263,192,496	—	—
Government Income Fund	11,258,261	22,850,602	118,906,389	149,937,052
Short-Intermediate Bond Fund	63,078,262	48,828,233	25,883,437	41,352,896
TCH Corporate Income Fund	27,557,055	25,155,452	2,097,897	2,083,515
TCH Core Plus Bond Fund	165,462,961	178,825,840	150,111,617	99,400,614
Monegy High Yield Bond Fund	16,352,729	13,241,081	—	—
Multi-Asset Income Fund(2)	9,861,744	40,781	—	—

(1)	Reflects operations for the period from September 30, 2013 (inception date) to February 28, 2014.
(2)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.

Notes to Financial Statements (continued)

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization, and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with the Financial Accounting Standards Board (“FASB”) interpretation Accounting for Uncertainty in Income Taxes, which provides guidance for how uncertain tax provisions should be recognized, measured, presented, and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds, have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2014. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.
The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$47,739,772		$4,669,522	$(689,878)	$3,979,644
Dividend Income Fund	126,040,717		20,429,587	(604,596)	19,824,991
Large-Cap Value Fund	249,203,338		56,841,837	(1,258,730)	55,583,107
Large-Cap Growth Fund	248,509,224		65,110,841	(819,982)	64,209,859
Mid-Cap Value Fund	367,108,749		89,322,974	(2,422,949)	86,900,025
Mid-Cap Growth Fund	310,578,877		87,946,466	(4,676,443)	83,270,023
Small-Cap Value Fund	74,377,447		14,407,988	(1,456,537)	12,951,451
Small-Cap Core Fund	3,427,559		55,995	(65,437)	(9,442)
Small-Cap Growth Fund	1,110,582,472		237,543,556	(32,459,472)	205,084,084
Micro-Cap Fund	2,455,484		358,796	(109,634)	249,162
Global Low Volatility Equity Fund	1,174,956		86,057	(22,284)	63,773
Pyrford Global Equity Fund	1,020,942		24,230	(31,672)	(7,442)
Pyrford Global Strategic Return Fund	30,611,444		1,713,938	(517,460)	1,196,478
Pyrford International Stock Fund	237,788,728		43,367,655	(5,788,586)	37,579,069
Global Natural Resources Fund	1,002,587		51,327	(33,576)	17,751
Lloyd George Emerging Markets Equity Fund	155,108,382		12,149,895	(13,259,162)	(1,109,267)
TCH Emerging Markets Bond Fund	6,994,463		198,141	(13,789)	184,352
Ultra Short Tax-Free Fund	644,437,779		1,576,424	(782,042)	848,382
Short Tax-Free Fund	77,599,316		561,224	(219,914)	341,310
Short-Term Income Fund	312,920,922		2,285,999	(872,543)	1,413,456
Intermediate Tax-Free Fund	1,182,867,331		32,395,913	(8,501,204)	23,894,709
Government Income Fund	230,627,241		3,267,821	(2,805,530)	462,291
Short-Intermediate Bond Fund	200,718,698		2,984,557	(456,122)	2,528,435
TCH Corporate Income Fund	144,757,080		8,580,887	(477,919)	8,102,968
TCH Core Plus Bond Fund	1,189,355,743		22,910,324	(6,709,612)	16,200,712
Monegy High Yield Bond Fund	94,803,270		4,992,358	(135,801)	4,856,557
Multi-Asset Income Fund	10,230,099		99,285	(32,900)	66,385
Government Money Market Fund	632,828,017	*	—	—	—
Tax-Free Money Market Fund	752,007,658	*	—	—	—
Prime Money Market Fund	3,606,418,573	*	—	—	—

*	at amortized cost

BMO Funds

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2013 and 2012 was as follows:

	2013			2012
Fund	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Low Volatility Equity Fund	$240,035	$—	$—	$—	$—	$—
Dividend Income Fund	2,373,139	—	—	791,870	—	—
Large-Cap Value Fund	2,533,836	—	—	1,555,196	—	—
Large-Cap Growth Fund	683,427	—	15,677,158	—	—	—
Mid-Cap Value Fund	1,660,299	—	10,374,352	1,335,904	—	—
Mid-Cap Growth Fund	346,052	—	13,552,053	—	—	—
Small-Cap Value Fund	370,768	—	559,103	—	—	—
Small-Cap Core Fund	—	—	—	—	—	—
Small-Cap Growth Fund	492,972	—	39,329,731	—	—	31,823,454
Micro-Cap Fund	—	—	—	—	—	—
Global Low Volatility Equity Fund	—	—	—	—	—	—
Pyrford Global Equity Fund	—	—	—	—	—	—
Pyrford Global Strategic Return Fund	—	—	—	—	—	—
Pyrford International Stock Fund	3,209,787	—	—	—	—	—
Global Natural Resources Fund	—	—	—	—	—	—
Lloyd George Emerging Markets Equity Fund	819,494	—	3,503,358	1,375,427	—	2,721,487
TCH Emerging Markets Bond Fund	—	—	—	—	—	—
Ultra Short Tax-Free Fund	261,157	7,932,544	55,397	4,772	7,391,741	4,772
Short Tax-Free Fund	—	391,697	—	—	—	—
Short-Term Income Fund	3,734,494	—	—	3,495,063	—	—
Intermediate Tax-Free Fund	3,884,439	33,035,379	3,211,715	218,145	23,560,101	294,793
Government Income Fund	6,346,907	—	917,543	10,956,506	—	5,717,087
Short-Intermediate Bond Fund	2,178,725	—	—	3,131,504	—	—
TCH Corporate Income Fund	7,280,112	—	1,111,646	5,000,078	—	532,555
TCH Core Plus Bond	10,723,926	—	1,111,143	5,621,139	—	536,854
Monegy High Yield Bond Fund	5,605,042	—	2,468	2,934,701	—	—
Multi-Asset Income Fund	—	—	—	—	—	—
Government Money Market Fund	58,379	—	88	51,823	—	—
Tax-Free Money Market Fund	3,862	802,550	119,680	77,393	1,678,512	14,649
Prime Money Market Fund	1,851,759	—	2,560	4,116,624	—	—

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2013, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Foreign Currency, Dividend Payable, and Other Components	Unrealized Appreciation (Depreciation) on Securities
Low Volatility Equity Fund	$480,243	$—	$6,508	$—	$—	$1,045,857
Dividend Income Fund	638,184	—	1,563,490	—	—	13,409,902
Large-Cap Value Fund	473,204	—	8,579,972	—	—	36,361,288
Large-Cap Growth Fund	7,056,080	—	4,403,369	—	—	38,357,217
Mid-Cap Value Fund	6,661,132	—	25,813,656	—	—	69,683,507
Mid-Cap Growth Fund	12,596,204	—	16,458,930	—	—	65,180,363
Small-Cap Value Fund	2,973,217	—	2,539,447	(6,442)	—	6,845,205
Small-Cap Core Fund	—	—	—	—	—	—
Small-Cap Growth Fund	41,424,287	—	35,031,800	—	—	136,803,607
Micro-Cap Fund	—	—	—	—	—	—
Global Low Volatility Equity Fund	—	—	—	—	—	—
Pyrford Global Equity Fund	—	—	—	—	—	—
Pyrford Global Strategic Return Fund	102,451	—	362,843	—	(1,758)	764,253
Pyrford International Stock Fund	5,381,975	—	666,055	—	(3,858)	18,029,299
Global Natural Resources Fund	—	—	—	—	—	—
Lloyd George Emerging Markets Equity Fund	1,841,549	—	—	(1,025,986)	(48,293)	(2,703,517)
TCH Emerging Markets Bond Fund	—	—	—	—	—	—
Ultra Short Tax-Free Fund	—	410,979	169,545	(181,916)	(417,601)	(1,496,348)
Short Tax-Free Fund	—	45,424	—	(97,640)	(36,500)	(561,388)
Short-Term Income Fund	141,312	—	—	(3,134,267)	(111,216)	(58,179)

Notes to Financial Statements (continued)

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Foreign Currency, Dividend Payable, and Other Components	Unrealized Appreciation (Depreciation) on Securities
Intermediate Tax-Free Fund	$—	$815,480	$—	$(3,569,934)	$(822,611)	$(14,864,099)
Government Income Fund	47,784	—	—	(3,682,128)	(62,651)	(1,914,958)
Short-Intermediate Bond Fund	31,482	—	—	(26,761,762)	(41,509)	(1,351,064)
TCH Corporate Income Fund	105,331	—	2,200,705	(1,449,073)	(107,603)	3,455,992
TCH Core Plus Bond Fund	73,248	—	1,242,261	(1,500,163)	(75,562)	(8,072,302)
Monegy High Yield Bond Fund	573,403	—	830,448	—	(83,418)	1,740,374
Government Money Market Fund	4,119	—	—	—	(4,119)	—
Tax-Free Money Market Fund	—	40,219	—	—	(40,166)	—
Prime Money Market Fund	—	—	—	—	(36,280)	—

At August 31, 2013, certain Funds had capital loss carryforwards, which may reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders that would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire In:					Not Subject to Expiration
Fund	2014	2015	2016	2018	2019	ST	LT	Total
Lloyd George Emerging Markets Equity Fund	$—	$—	$—	$—	$—	$61,790	$—	$61,790
Short Tax-Free Fund	—	—	—	—	—	97,460	—	97,460
Short-Term Income Fund	906,238	983,288	216,882	—	—	—	393,466	2,499,874
Short-Intermediate Bond Fund	192,473	4,819,127	—	20,798,157	952,005	—	—	26,761,762

Under The Registered Investment Company Modernization Act of 2010 (the “Modernization Act”), capital losses incurred during the fiscal years beginning after the enactment date of the Modernization Act (December 22, 2010) are carried forward indefinitely and retain the character of the original loss. However, any remaining pre-enactment capital loss carryovers may expire unused, since the post-enactment capital losses are utilized before pre-enactment capital loss carryovers according to the Modernization Act.

During the fiscal year ended August 31, 2013, the Large-Cap Value, Dividend Income, Small-Cap Value, Pyrford Global Strategic Return and Short-Intermediate Bond Funds, respectively, utilized $8,060,595, $10,708, $210,106, $108,016 and $1,907,743 of capital loss carryforwards.

The Short-Term Income Fund had losses expiring during the fiscal year ended August 31, 2013, in the amount of $797,744.

As of August 31, 2013, the Lloyd George Emerging Markets Equity, Ultra Short Tax-Free, Short-Term Income, Intermediate Tax-Free, Government Income, TCH Corporate Income, and TCH Core Plus Bond Funds had $964,196, $181,916, $634,393, $3,569,934, $3,682,128, $1,449,073 and $1,500,163, respectively, of post-October losses, which are deferred until fiscal year 2014 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

As of August 31, 2013, the Small-Cap Value Fund had $6,442 of qualified late-year ordinary loss, which are deferred until fiscal year 2014 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

9.	Subsequent Events

On March 1, 2014, the BMO Government Income Fund changed its name to the BMO Mortgage Income Fund. On March 26, 2014, a special meeting of the shareholders of record as of February 14, 2014, of the BMO Short-Intermediate Bond Fund voted to approve a subadvisory agreement between the Adviser and Taplin, Canida & Habacht, LLC:

1.	To approve an amended and restated subadvisory agreement between BMO Asset Management Corp. and Taplin, Canida & Habacht, LLC.

	Affirmative	Against	Abstain
Short-Intermediate Bond Fund	11,088,812	1,998	25,925

The approval of this subadvisory agreement and the Fund’s name change to the BMO TCH Intermediate Income Fund became effective as of close of business March 31, 2014.

Shareholder Report Disclosure of Directors’ Approval of Advisory and Sub-Advisory Contracts

Approval of Investment Advisory and Subadvisory Agreements for BMO TCH Emerging Markets Bond Fund

At a meeting held on August 7 and 8, 2012 (the “Meeting”), the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered: (i) the initial approval of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of BMO TCH Emerging Markets Bond Fund (the “New Fund”); and (ii) the initial approval of the subadvisory agreement (the “Subadvisory Agreement”) between the Adviser and Taplin, Canida & Habacht, LLC (“TCH” or the “Subadviser”) on behalf of the New Fund.

During the Meeting, the Board met in person with management of the Adviser and with portfolio managers for the New Fund from TCH. In that meeting, the Adviser outlined the objectives and principal investment strategies for the New Fund, the rationale for launching the New Fund within the mutual fund family, the capabilities of the investment team, including performance records and capacity, and discussed the proposed fee and expense structure, competitive landscape and schedule for launch. In addition, TCH described, among other things, their proposed management of the New Fund, including their team and experience, their approach to addressing currency issues, competitors in the asset class, and possible geopolitical developments. The Subadviser also described the opportunities available in the market for the New Fund, including the significant growth in the corporate and non-corporate bond markets in the emerging markets. The Board then discussed the product, the investment team, the nature and quality of services to be provided by the investment team, the fees and expenses to be charged to the New Fund, the anticipated growth of the New Fund and the potential for economies of scale. The Board, including the Independent Directors, was satisfied with the proposed New Fund, the capabilities of the Adviser, the Subadviser and the investment team to adequately manage the New Fund, and the relative fees and expenses. The Independent Directors also met separately in executive session with their independent legal counsel to review and consider the information provided by the Adviser and TCH regarding the proposed Advisory and Subadvisory Agreements for the New Fund.

The Independent Directors considered, among other factors, the Adviser’s long-term relationship with the Corporation, the services the Adviser and the Subadviser provide for other funds of the Corporation, and the services provided by the portfolio managers to other BMO Funds. The Independent Directors noted that, in evaluating the Advisory and Subadvisory Agreements, they were taking into account their accumulated experience as Independent Directors in working with the Adviser on matters relating to the Corporation’s other funds. Based on their review, the Independent Directors concluded that it was in the best interests of the New Fund to approve each of the Advisory Agreement and Subadvisory Agreement and, accordingly, recommended that the Board approve each of the Advisory Agreement and Subadvisory Agreement for the New Fund. In reaching its decision, the Board considered materials relevant to its review of the Advisory and Subadvisory Agreements, including a copy of the proposed Advisory and Subadvisory Agreements, the fees proposed to be paid to the Adviser and to the Subadviser, information regarding the New Fund’s investment strategy, personnel, compliance program and operations, information regarding the Adviser’s and Subadviser’s financial condition, and other information provided in response to the requirements of Section 15(c) of the Investment Company Act of 1940, as amended. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Advisory Agreement with the Adviser

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of the services to be provided by the Adviser to the New Fund, the Board reviewed information describing the resources and key personnel of the Adviser, including the personnel who would provide investment management services to the New Fund. The Board also considered the administrative services that the Adviser would provide for the New Fund and took into account its review of the advisory functions and other services performed by the Adviser for the Corporation’s other funds, that it was undertaking at the same meeting. The Board also considered the Adviser’s experience in providing investment advisory services to new funds.

Based upon this review, the Board concluded that the nature, quality and extent of the services to be provided to the New Fund by the Adviser are expected to be satisfactory.

Performance Information

As the New Fund is a newly created series, the Board did not review performance information for the New Fund. The Board did, however, review performance data for various periods ended May 31, 2012, which was derived from the performance of the emerging markets bond strategy portion of composite accounts managed by TCH with a core plus bond strategy.

Costs of Services Provided and Profitability

The Board reviewed information comparing the New Fund’s management fee to other funds within the BMO complex. In addition, the Board reviewed the New Fund’s proposed net expense ratio as compared to a group of peers with similar investment strategies. The Board also considered that the Adviser has agreed to a contractual expense limitation for the New Fund through December 31, 2013 (the “Expense Limitation”), and that the net expense ratio for the New Fund takes into account the effect of the Expense Limitation. In reviewing the information, the Board noted that the Adviser provided information indicating that the New Fund’s net expense ratio would be favorable when compared to peer funds.

Shareholder Report Disclosure of Directors’ Approval of Advisory and Sub-Advisory Contracts (continued)

The Board also noted that because the New Fund was newly organized and had no assets, the Adviser did not provide profitability information. The Board considered the proposed Expense Limitation Agreement and concluded that profitability was not expected to be unreasonable.

On the basis of the information provided, the Board concluded that the New Fund’s management fee was reasonable, taking into account the nature, quality and extent of services to be provided by the Adviser.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Fund grows and whether the New Fund’s fee levels reflect these economies of scale for the benefit of shareholders. The Board considered the Adviser’s statement that the New Fund is expected to have limited capacity, considering the nature of the product and the limited debt offerings that exist in emerging countries. The Board also noted that the Advisory Agreement for the New Fund contained breakpoints which would provide additional economies of scale as the Fund grows.

The Board considered that the New Fund was not yet operational and had no assets and also considered the New Fund’s net expense ratio giving effect to the Expense Limitation and concluded that the New Fund’s Expense Limitation was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Other Benefits to the Adviser

The Board considered benefits that accrue to the Adviser and its affiliates, including TCH, from their contractual relationships with the New Fund, including administration and custody fees and revenues from securities lending. The Board concluded that, taking into account these benefits, the management fee for the New Fund was reasonable.

Subadvisory Agreement with the Subadviser

Nature, Extent and Quality of Services

Similar to the review of the Advisory Agreement with the Adviser, the Board considered the nature, extent and quality of services to be provided by TCH. The Board reviewed the qualifications and background of the Subadviser, the investment approach and philosophy of the Subadviser, and the experience and skills of the investment personnel responsible for the day-to-day management of the New Fund. The Board considered the presentation by representatives of TCH. The Board also considered the services to be provided by TCH under the Subadvisory Agreement, including selecting broker-dealers for execution of portfolio transactions, monitoring adherence to the New Fund’s investment restrictions, and assisting with portfolio compliance with securities laws, regulations, policies and procedures.

Based upon this review, the Board concluded that the nature, quality and extent of the services to be provided to the New Fund by the Subadviser are expected to be satisfactory.

Performance Information

As the New Fund is a newly created series, the Board did not review performance information for the New Fund. The Board did, however, review performance data for various periods ended May 31, 2012, which was derived from the performance of the emerging markets bond strategy portion of composite accounts managed by TCH with a core plus bond strategy.

Costs of Services Provided and Profitability

The Board considered the proposed fee payable under the Subadvisory Agreement, noting that the fee would be paid by the Adviser (not the Fund). With respect to profitability, the Board considered that the Adviser compensates the Subadviser from its fee and that the Subadviser is an affiliate of the Adviser.

On the basis of the information provided, the Board concluded that the subadvisory management fee to be paid to TCH was reasonable, taking into account the nature, quality and extent of services to be provided by the Subadviser.

Economies of Scale

Because the Subadviser is an affiliate of the Adviser and is paid by the Adviser, the Board did not separately review the extent to which economies of scale are realized as the New Fund grows. The Board noted that the Subadviser’s compensation would be reduced proportionately along with any advisory fee reductions as a result of advisory fee breakpoints.

Other Benefits to the Subadviser

The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Corporation, including the opportunity to provide advisory services to an additional Fund of the Corporation and reputational benefits. In addition, the Board noted that the Subadviser was an affiliate of the Adviser.

BMO Funds

Conclusion

After full consideration of the above factors as well as other factors that were instructive in evaluating the Advisory Agreement and the Subadvisory Agreement, the Board concluded that the terms of the Advisory Agreement and the Subadvisory Agreement are fair and reasonable and that approval of the Advisory Agreement and the Subadvisory Agreement is in the best interests of the New Fund, taking into consideration the nature, extent and quality of services to be provided, proposed fee and expense levels, economies of scale and other benefits to the Adviser and the Subadviser.

Approval of Investment Advisory Agreement for BMO Global Low Volatility Equity Fund and BMO Micro-Cap Fund

At a meeting held on August 13 and 14, 2013 (the “Meeting”), the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered the initial approval of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of BMO Global Low Volatility Equity Fund and BMO Micro-Cap Fund (each a “New Fund” and collectively the “New Funds”).

During the Meeting, the Board met in person with management of the Adviser and with the portfolio managers for the New Funds, who outlined the objectives and principal investment strategies for each New Fund, including the investment approach, process and constraints for each New Fund. The Board considered the rationale for launching the New Funds within the mutual fund family; the capabilities of the respective investment teams, including performance records and capacity; the competitive landscape and the schedule for launch. The Board then discussed the nature and quality of services to be provided by each investment team, the classes proposed to be offered, the fee and expense structure of each New Fund, the anticipated growth of the New Funds and the potential for economies of scale. The Board, including the Independent Directors, was satisfied with the proposed products, the capabilities of the Adviser and the investment teams to adequately manage the new products, and the relative fees and expenses. The Independent Directors also met separately in executive session with their independent legal counsel to review and consider the information provided by the Adviser regarding the proposed Advisory Agreement for the New Funds.

The Independent Directors considered, among other factors, the Adviser’s long-term relationship with the Corporation, the services the Adviser provides for other funds of the Corporation, and the services provided by the portfolio managers to other BMO Funds. The Independent Directors noted that, in evaluating the Advisory Agreement, they were taking into account their accumulated experience as Independent Directors in working with the Adviser on matters relating to the Corporation’s other funds. Based on their review, the Independent Directors concluded that it was in the best interests of the New Funds to approve the Advisory Agreement and, accordingly, recommended that the Board approve the Advisory Agreement. In reaching its decision, the Board considered materials relevant to its review of the Advisory Agreement, including a copy of the proposed Advisory Agreement, the fees proposed to be paid to the Adviser, information regarding each New Fund’s investment strategy, personnel, compliance program and operations, information regarding the Adviser’s financial condition, and other information provided in response to the requirements of Section 15(c) of the Investment Company Act of 1940, as amended. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of the services to be provided by the Adviser to the New Funds, the Board reviewed information describing the resources and key personnel of the Adviser, including the personnel who would provide investment management services to the New Funds. The Board considered the capabilities of the respective investment teams, including performance expectations and capacity. The Board also considered the administrative services that the Adviser would provide for the New Funds and took into account its review of the advisory functions and other services performed by the Adviser for the Corporation’s other funds, that it was undertaking at the same meeting. The Board also considered the Adviser’s experience in managing new funds.

Based upon this review, the Board concluded that the nature, quality and extent of the services to be provided to the New Funds by the Adviser are expected to be satisfactory.

Performance Information

As the New Funds are newly created series, the Board did not review performance information for the New Funds. The Board did, however, review performance data for various periods ended December 31, 2012, March 31, 2013 and June 30, 2013, which was the composite performance of accounts managed by the Adviser with a similar strategy to each respective Fund.

Costs of Services Provided and Profitability

The Board reviewed information regarding each New Fund’s management fee, noting that the Adviser indicated for the BMO Global Low Volatility Equity Fund that very few low volatility funds can be identified in Lipper Inc. data and very few global low volatility solutions exist in the registered fund and separate account universes. With respect to the BMO Micro-Cap Fund, the Board review the management fee as compared to other funds within the BMO complex and to a group of peers with similar investment strategies. In addition, the Board reviewed each New Fund’s net expense ratio. The Board considered that the Adviser has agreed to a contractual expense limitation for each New Fund through December 31, 2014 (the “Expense

Shareholder Report Disclosure of Directors’ Approval of Advisory and Sub-Advisory Contracts (continued)

Limitation”), and that the net expense ratio for the New Fund takes into account the effect of the Expense Limitation. With respect to the BMO Micro-Cap Fund, the Board noted that the Fund’s net expense ratio is in line with its peers.

The Board also noted that because the New Funds were newly organized and had no assets, the Adviser did not provide profitability information. The Board considered the proposed Expense Limitation Agreement and concluded that profitability was not expected to be unreasonable.

On the basis of the information provided, the Board concluded that each New Fund’s management fee was reasonable, taking into account the nature, quality and extent of services to be provided by the Adviser.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Funds grow and whether the New Funds’ fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that the Advisory Agreement contained breakpoints for the BMO Global Low Volatility Equity Fund, which would provide additional economies of scale as the Fund grows. The Board considered that the New Funds were not yet operational and had no assets and also considered each New Fund’s net expense ratio giving effect to the Expense Limitation and concluded that the New Funds’ Expense Limitation was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Other Benefits to the Adviser

The Board considered benefits that accrue to the Adviser and its affiliates from their contractual relationships with the New Funds, including administration and custody fees and revenues from securities lending. Taking into account these benefits, the Board concluded that the management fee for each New Fund was reasonable.

Conclusion

After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Board concluded that the terms of the Advisory Agreement are fair and reasonable and that approval of the Advisory Agreement is in the best interests of each applicable New Fund, taking into consideration the nature, extent and quality of services to be provided, proposed fee and expense levels, economies of scale and other benefits to the Adviser.

Approval of Investment Advisory and Subadvisory Agreements for BMO Small-Cap Core Fund, BMO Pyrford Global Equity Fund, BMO Global Natural Resources Fund and BMO Multi-Asset Income Fund

At a meeting held on November 5 and 6, 2013 (the “Meeting”), the Board of Directors (the “Board”) of BMO Funds Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered: (i) the initial approval of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of BMO Small-Cap Core Fund, BMO Pyrford Global Equity Fund, BMO Global Natural Resources Fund and BMO Multi-Asset Income Fund (each a “New Fund” and collectively the “New Funds”); and (ii) the initial approval of subadvisory agreement (the “Subadvisory Agreement”) between the Adviser and Pyrford International Ltd. (“Pyrford” or the “Subadviser”) on behalf of the BMO Pyrford Global Equity Fund.

During the Meeting, the Board met in person with management of the Adviser and with the portfolio managers for the New Funds, including a portfolio manager from Pyrford for the BMO Pyrford Global Equity Fund, who outlined the objectives and principal investment strategies for each New Fund, including the investment approach and process for each New Fund. In addition, Pyrford described, among other things, their proposed management of the New Fund, including their team and experience, their approach to investment philosophy and approach and competitors in the asset class. The Board considered the rationale for launching the New Funds within the mutual fund family; the capabilities of the respective investment teams, including performance expectations and capacity; the competitive landscape; and the schedule for launch. The Board discussed the nature and quality of services to be provided by each investment team, the classes proposed to be offered, the fee and expense structure of the New Funds, the anticipated growth of the New Funds and the potential for economies of scale. The Board, including the Independent Directors, was satisfied with the proposed products, the capabilities of the Adviser and the Subadviser and the investment teams to adequately manage the new products, and the relative fees and expenses. The Independent Directors also met separately in executive session with their independent legal counsel to review and consider the information provided by the Adviser and Subadviser regarding the proposed Advisory and Subadvisory Agreements for the New Funds.

The Independent Directors considered, among other factors, the Adviser’s long-term relationship with the Corporation, the services the Adviser and the Subadviser provide for other funds of the Corporation, and the services provided by the portfolio managers to other BMO Funds. The Independent Directors noted that, in evaluating the Advisory and Subadvisory Agreements, they were taking into account their accumulated experience as Independent Directors in working with the Adviser on matters relating to the Corporation’s other funds. Based on their review, the Independent Directors concluded that it was in the best interests of the New Funds to approve each of the Advisory Agreement and Subadvisory Agreement and, accordingly, recommended that the Board approve each of the Advisory Agreement and Subadvisory Agreement. In reaching its decision, the Board considered materials relevant to its review of the Advisory and Subadvisory Agreements, including a copy of the proposed Advisory and Subadvisory Agreements, the fees proposed to be paid to the Adviser and to the Subadviser,

BMO Funds

information regarding each New Fund’s investment strategy, personnel, compliance program and operations, information regarding the Adviser’s and Subadviser’s financial condition, and other information provided in response to the requirements of Section 15(c) of the Investment Company Act of 1940, as amended. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Advisory Agreement with the Adviser

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of the services to be provided by the Adviser to the New Funds, the Board reviewed information describing the resources and key personnel of the Adviser, including the personnel who would provide investment management services to the New Funds. The Board considered the capabilities of the respective investment teams, including performance expectations and capacity. The Board also considered the administrative services that the Adviser would provide for the New Funds and took into account its review of the advisory functions and other services performed by the Adviser for the Corporation’s other funds. The Board also considered the Adviser’s experience in managing new funds.

Based upon this review, the Board concluded that the nature, quality and extent of the services to be provided to the New Funds by the Adviser are expected to be satisfactory.

Performance Information

As the New Funds are newly created series, the Board did not review performance information for the New Funds. The Board did, however, review performance data for various periods ended September 30, 2013 for the New Funds (except BMO Pyrford Global Equity Fund), which was the composite performance of accounts managed by the Adviser with a similar strategy to each respective Fund. For the BMO Pyrford Global Equity Fund, the Board reviewed composite performance data for various periods ended August 31, 2013, which was derived from the performance of the global equity strategy portion of composite accounts managed by Pyrford with an absolute return strategy.

Costs of Services Provided and Profitability

The Board reviewed information comparing each New Fund’s management fee and net expense ratio to the median management fee and median net expense ratio of a peer group of funds provided by the Adviser using data obtained from Morningstar, Inc. The Board considered that the Adviser has agreed to contractual expense limitations for the New Funds through December 31, 2014 (the “Expense Limitation”), and that the net expense ratio for the New Funds takes into account the effect of the Expense Limitation. In reviewing the information, the Board noted that each New Fund’s management fee schedule and net expense ratio (except for the BMO Multi-Asset Income Fund) were below the median of its respective peer group. With respect to the net expense ratio of the BMO Multi-Asset Income Fund, the Adviser noted that most of the funds in the peer group do not utilize a fund of funds strategy and, therefore, their net expense ratio is lower than the proposed New Fund because the New Fund includes the fees and expenses of the underlying funds in its expense ratio, while such other funds do not. However, compared to a group of funds in the peer group that utilize a fund of funds strategy the BMO Multi-Asset Income Fund’s net expense ratio was below the average of such funds.

The Board also noted that because the New Funds were newly organized and had no assets, the Adviser did not provide profitability information. The Board considered the proposed Expense Limitation Agreement and concluded that profitability was not expected to be unreasonable.

On the basis of the information provided, the Board concluded that each New Fund’s management fee was reasonable, taking into account the nature, quality and extent of services to be provided by the Adviser.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Funds grow and whether the New Funds’ fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that the Advisory Agreement contained breakpoints which would provide additional economies of scale as the New Funds grow. The Board considered that the New Funds were not yet operational and had no assets and also considered each New Fund’s net expense ratio giving effect to the Expense Limitation and concluded that the New Funds’ Expense Limitation was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Other Benefits to the Adviser

The Board considered benefits that accrue to the Adviser and its affiliates, including Pyrford, from their contractual relationships with the New Funds, including administration and custody fees and revenues from securities lending. Taking into account these benefits, the Board concluded that the management fee for each New Fund was reasonable.

Subadvisory Agreement with the Subadviser

Nature, Extent and Quality of Services

Similar to the review of the Advisory Agreement with the Adviser, the Board considered the nature, extent and quality of services to be provided by Pyrford to the BMO Pyrford Global Equity Fund. The Board reviewed the qualifications and background of the

Shareholder Report Disclosure of Directors’ Approval of Advisory and Sub-Advisory Contracts (continued)

Subadviser, the investment approach and philosophy of the Subadviser, and the experience and skills of the investment personnel responsible for the day-to-day management of the New Fund. The Board considered the presentation by representatives of Pyrford. The Board also considered the services to be provided by Pyrford under the Subadvisory Agreement, including selecting broker-dealers for execution of portfolio transactions, monitoring adherence to the New Fund’s investment restrictions, and assisting with portfolio compliance with securities laws, regulations, policies and procedures.

Based upon this review, the Board concluded that the nature, quality and extent of the services to be provided to the New Fund by the Subadviser are expected to be satisfactory.

Performance Information

As the New Fund is a newly created series, the Board did not review performance information for the New Fund. The Board did review composite performance data for various periods ended August 31, 2013, which was derived from the performance of the global equity strategy portion of composite accounts managed by Pyrford with an absolute return strategy.

Costs of Services Provided and Profitability

The Board considered the proposed fee payable under the Subadvisory Agreement, noting that the fee would be paid by the Adviser (not the Fund). With respect to profitability, the Board considered that the Adviser compensates the Subadviser from its fee and that the Subadviser is an affiliate of the Adviser.

On the basis of the information provided, the Board concluded that the subadvisory management fee to be paid to TCH was reasonable, taking into account the nature, quality and extent of services to be provided by the Subadviser.

Economies of Scale

Because the Subadviser is an affiliate of the Adviser and is paid by the Adviser, the Board did not separately review the extent to which economies of scale are realized as the New Fund grows. The Board noted that the Subadviser’s compensation would be reduced proportionately along with any advisory fee reductions as a result of advisory fee breakpoints.

Other Benefits to the Subadviser

The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Corporation, including the opportunity to provide advisory services to an additional Fund of the Corporation and reputational benefits. In addition, the Board noted that the Subadviser was an affiliate of the Adviser.

Conclusion

After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement and the Subadvisory Agreement, the Board concluded that the terms of the Advisory Agreement and the Subadvisory Agreement are fair and reasonable and that approval of the Advisory Agreement and the Subadvisory Agreement is in the best interests of each applicable New Fund, taking into consideration the nature, extent and quality of services to be provided, proposed fee and expense levels, economies of scale and other benefits to the Adviser and the Subadviser.

Approval of Subadvisory Agreement for BMO Short-Intermediate Bond Fund

At a meeting held on February 5, 2014 (the “Meeting”), the Board of Directors (the “Board”) of BMO Funds Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered the approval of subadvisory agreement (the “Subadvisory Agreement”) between the Adviser and Taplin, Canida & Habacht, LLC (“TCH” or the “Subadviser”) on behalf of the BMO Short-Intermediate Bond Fund.

At the Meeting, the Board, including a majority of its Independent Directors, reviewed and approved the Subadvisory Agreement. In reaching its decision, the Board considered materials relevant to its review of the Subadvisory Agreement, a copy of the proposed Subadvisory Agreement, fees proposed to be paid by the Adviser to TCH, information regarding TCH’s investment strategy, personnel, compliance program and operations, information regarding TCH’s financial condition, and other information provided in response to the requirements of Section 15(c) of the Investment Company Act of 1940, as amended. The Board discussed the Subadvisory Agreement and the 15(c) response with the representatives of the Adviser and TCH.

During the Meeting, the Independent Directors met separately in executive session with their independent legal counsel, who provided advice regarding the Independent Directors’ duties and responsibilities in connection with the review of the Subadvisory Agreement.

In considering the Subadvisory Agreement and deciding to approve it for the Fund, the Board reviewed and analyzed various factors with respect to the Fund that it determined were relevant, including the factors below, and made the following conclusions. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling but considered all factors together.

BMO Funds

Nature, Extent and Quality of Services

The Board considered the nature, extent, and quality of service to be provided by TCH under the Subadvisory Agreement. The Board reviewed the qualifications and background of TCH, its resources and financial condition, its investment approach and philosophy, and considered that the investment personnel who are responsible for the day-to-day management of the Fund would not change. The Board reviewed TCH’s investment process and capabilities, evaluating how the TCH investment personnel complement the Adviser. The Board considered that the services provided by TCH under the Subadvisory Agreement would be the same services currently provided by the TCH investment personnel, including selecting broker-dealers for execution of portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and assisting with the Fund’s compliance with securities laws and regulations and the Fund’s policies and procedures. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TCH were adequate and appropriate in light of TCH’s experience managing other mutual funds (including fixed-income funds) for the Corporation, TCH’s portfolio management and research resources, and the Adviser’s recommendation to engage TCH.

Performance Information

The Board considered TCH’s successful track record in managing the BMO TCH Emerging Markets Bond Fund, BMO TCH Corporate Income Fund, and BMO TCH Core Plus Bond Fund. The Board received and reviewed information regarding TCH’s performance compared against its benchmark and peer group. The Board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders are likely to benefit from the TCH investment personnel’s continued management.

Costs of Services Provided and Profitability

The Board considered the proposed fee payable under the Subadvisory Agreement, noting that the fee would be paid by the Adviser (not the Fund) and, therefore, would not impact the fees paid by the Fund. The Board considered that the Fund would be receiving additional investment management expertise from TCH without any additional fees charged to the Fund. The Board considered the methodology used by TCH in determining compensation payable to its portfolio managers and the competitive environment for investment management talent. The Board also considered the financial condition of TCH, and particularly focused on the financial strength of the ultimate parent company of TCH, the Bank of Montreal (“BMO”), and BMO’s commitment, financial and otherwise, to the global asset management business and the Fund.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the Fund’s fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered the breakpoints in the Adviser’s fee schedule and that TCH’s fees, as a fixed percentage of the Adviser’s fee, would also undergo a corresponding reduction as Fund assets grow. The Board also considered the Adviser’s commitment to continue to evaluate fee breakpoints in the future at the adviser level, which would, in turn, affect TCH’s sub-advisory fee.

Other Benefits to the Subadviser

The Board considered other benefits that may be realized by TCH and its affiliates from their relationship with the Corporation, including the opportunity to provide advisory services to an additional Fund of the Corporation and reputational benefits. In addition, the Board noted that TCH was an affiliate of the Adviser.

Conclusion

Based on all of the information considered and conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that the approval of the Subadvisory Agreement is in the best interests of the Fund and its shareholders.

Approval of Amendments to the Fee Schedule of the Advisory Agreements for BMO Small-Cap Value Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund and BMO Pyrford International Stock Fund

At a meeting held on February 5 and 6, 2014 (the “Meeting”), the Board of Directors (the “Board”) of BMO Funds Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered an amendment to the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of the BMO Small-Cap Value Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund and BMO Pyrford International Stock Fund (each a “Fund” and collectively the “Funds”) to reflect an amended fee schedule for each Fund. The contractual fee schedule for each Fund was being amended to reflect to reflect revised and additional breakpoints. In approving the amended fee schedule, the Board took into consideration that the contractual fee to be paid to the Adviser by each Fund under the amended fee schedule would be more advantageous to the Fund and its shareholders. In addition, the Board considered that the Adviser represented that the nature and quality of services the Adviser provides to each Fund would not be affected by the change in fee schedule.

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD

U.S. POSTAGE

PAID

LANCASTER, PA

PERMIT NO. 1793

BMO Funds U.S. Services

P.O. Box 55931

Boston, MA 02205-5931

1-800-236-FUND (3863)

414-287-8555

www.bmofunds.com

M&I Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

© 2014 BMO Financial Group	Investment Products are: Not FDIC Insured	No Bank Guarantee	May Lose Value

BMO Target Retirement Funds

Semi-Annual Report

February 28, 2014

BMO Target Retirement 2010 Fund

BMO Target Retirement 2015 Fund

BMO Target Retirement 2020 Fund

BMO Target Retirement 2025 Fund

BMO Target Retirement 2030 Fund

BMO Target Retirement 2035 Fund

BMO Target Retirement 2040 Fund

BMO Target Retirement 2045 Fund

BMO Target Retirement 2050 Fund

BMO Target Retirement 2055 Fund

Financial Information

Expense Example			2

Schedules of Investments:
BMO Target Retirement 2010 Fund	4	BMO Target Retirement 2035 Fund	7
BMO Target Retirement 2015 Fund	4	BMO Target Retirement 2040 Fund	7
BMO Target Retirement 2020 Fund	5	BMO Target Retirement 2045 Fund	8
BMO Target Retirement 2025 Fund	5	BMO Target Retirement 2050 Fund	9
BMO Target Retirement 2030 Fund	6	BMO Target Retirement 2055 Fund	9

Notes to Schedules of Investments			10
Statements of Assets and Liabilities			11
Statements of Operations			13
Statements of Changes in Net Assets			15
Financial Highlights			17
Notes to Financial Statements			21

Shareholder Report Disclosure of Directors’ Approval of Advisory Contracts			34

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2014

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2014 (9/1/13-2/28/14).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor					Institutional
Fund	Beginning account value 9/1/13	Ending account value 2/28/14	Annualized Expense Ratio(1)		Expenses paid during period 9/1/13- 2/28/14(1)	Beginning account value 9/1/13	Ending account value 2/28/14	Annualized Expense Ratio(1)		Expenses paid during period 9/1/13- 2/28/14(1)
2010 Fund
Actual	$1,000.00	$1,078.80	0.33%		$1.70	$1,000.00	$1,080.60	0.08%		$0.41
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.33		1.66	1,000.00	1,024.60	0.08		0.40
2015 Fund
Actual	1,000.00	1,020.00	0.33	(2)	0.56	1,000.00	1,020.00	0.08	(2)	0.13
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.33	(2)	0.56	1,000.00	1,024.87	0.08	(2)	0.13
2020 Fund
Actual	1,000.00	1,105.40	0.33		1.72	1,000.00	1,107.30	0.08		0.42
Hypothetical (5% return before expenses)	1,000.00	1,023.37	0.33		1.65	1,000.00	1,024.61	0.08		0.40
2025 Fund
Actual	1,000.00	1,022.00	0.33	(2)	0.56	1,000.00	1,024.00	0.08	(2)	0.13
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.33	(2)	0.56	1,000.00	1,024.87	0.08	(2)	0.13
2030 Fund
Actual	1,000.00	1,127.50	0.37		1.95	1,000.00	1,128.40	0.12		0.63
Hypothetical (5% return before expenses)	1,000.00	1,023.17	0.37		1.85	1,000.00	1,024.41	0.12		0.60
2035 Fund
Actual	1,000.00	1,018.00	0.37	(2)	0.62	1,000.00	1,018.00	0.12	(2)	0.20
Hypothetical (5% return before expenses)	1,000.00	1,024.38	0.37	(2)	0.63	1,000.00	1,024.80	0.12	(2)	0.20
2040 Fund
Actual	1,000.00	1,138.90	0.36		1.91	1,000.00	1,139.80	0.11		0.58
Hypothetical (5% return before expenses)	1,000.00	1,023.22	0.36		1.80	1,000.00	1,024.46	0.11		0.55
2045 Fund
Actual	1,000.00	1,020.00	0.36	(2)	0.61	1,000.00	1,020.00	0.11	(2)	0.19
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.36	(2)	0.61	1,000.00	1,024.82	0.11	(2)	0.19
2050 Fund
Actual	1,000.00	1,137.80	0.36		1.91	1,000.00	1,139.70	0.11		0.59
Hypothetical (5% return before expenses)	1,000.00	1,023.22	0.36		1.80	1,000.00	1,024.45	0.11		0.55
2055 Fund
Actual	1,000.00	1,021.00	0.36	(2)	0.61	1,000.00	1,021.00	0.11	(2)	0.19
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.36	(2)	0.61	1,000.00	1,024.82	0.11	(2)	0.19

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2013 through February 28, 2014, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014. The Funds’ class specific expense ratios are multiplied by 61/365 (to reflect the partial period).

2

Expense Example (Unaudited) (continued)

	Retirement Class R-3					Retirement Class R-6
Fund	Beginning account value 9/1/13	Ending account value 2/28/14	Annualized Expense Ratio(1)		Expenses paid during period 9/1/13- 2/28/14(1)	Beginning account value 9/1/13	Ending account value 2/28/14	Annualized Expense Ratio(1)		Expenses paid during period 9/1/13- 2/28/14(1)
2010 Fund
Actual	$1,000.00	$1,077.90	0.58%		$2.98	$1,000.00	$1,081.10	0.00%		$0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.58		2.90	1,000.00	1,025.00	0.00		0.00
2015 Fund
Actual	1,000.00	1,020.00	0.58	(2)	0.98	1,000.00	1,021.00	0.00	(2)	0.00
Hypothetical (5% return before expenses)	1,000.00	1,024.03	0.58	(2)	0.98	1,000.00	1,025.00	0.00	(2)	0.00
2020 Fund
Actual	1,000.00	1,104.50	0.58		3.03	1,000.00	1,107.80	0.00		0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.58		2.91	1,000.00	1,025.00	0.00		0.00
2025 Fund
Actual	1,000.00	1,023.00	0.58	(2)	0.98	1,000.00	1,024.00	0.00	(2)	0.00
Hypothetical (5% return before expenses)	1,000.00	1,024.03	0.58	(2)	0.98	1,000.00	1,025.00	0.00	(2)	0.00
2030 Fund
Actual	1,000.00	1,125.80	0.62		3.26	1,000.00	1,129.90	0.00		0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.62		3.10	1,000.00	1,025.00	0.00		0.00
2035 Fund
Actual	1,000.00	1,018.00	0.62	(2)	1.04	1,000.00	1,019.00	0.00	(2)	0.00
Hypothetical (5% return before expenses)	1,000.00	1,023.97	0.62	(2)	1.05	1,000.00	1,025.00	0.00	(2)	0.00
2040 Fund
Actual	1,000.00	1,137.10	0.61		3.23	1,000.00	1,141.30	0.00		0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.61		3.05	1,000.00	1,025.00	0.00		0.00
2045 Fund
Actual	1,000.00	1,019.00	0.61	(2)	1.03	1,000.00	1,020.00	0.00	(2)	0.00
Hypothetical (5% return before expenses)	1,000.00	1,023.98	0.61	(2)	1.03	1,000.00	1,025.00	0.00	(2)	0.00
2050 Fund
Actual	1,000.00	1,137.00	0.61		3.23	1,000.00	1,140.20	0.00		0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.61		3.05	1,000.00	1,025.00	0.00		0.00
2055 Fund
Actual	1,000.00	1,020.00	0.61	(2)	1.03	1,000.00	1,021.00	0.00	(2)	0.00
Hypothetical (5% return before expenses)	1,000.00	1,023.98	0.61	(2)	1.03	1,000.00	1,025.00	0.00	(2)	0.00

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2013 through February 28, 2014, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014. The Funds’ class specific expense ratios are multiplied by 61/365 (to reflect the partial period).

3

February 28, 2014 (Unaudited)

Schedules of Investments

2010 Fund

Description	Shares	Value
Mutual Funds — 98.4%

Large-Cap Funds — 20.6%
BMO Dividend Income Fund (2)	75,754	$ 993,131
BMO Large-Cap Value Fund (2)	50,782	801,339
BMO Low Volatility Equity Fund (2)	46,672	578,727
Davis New York Venture Fund	7,575	321,032
Harbor Capital Appreciation Fund	10,163	606,941
T Rowe Price Growth Stock Fund	11,763	640,593
Vanguard Equity Income Fund	15,915	992,460
Vanguard Institutional Index Fund	9,919	1,695,138

Total Large-Cap Funds		6,629,361

Mid-Cap Funds — 5.3%
BMO Mid-Cap Growth Fund (2)	22,823	544,095
BMO Mid-Cap Value Fund (2)	37,537	609,608
Vanguard Mid-Cap Index Fund	17,451	543,775

Total Mid-Cap Funds		1,697,478

Small-Cap Funds — 2.8%
BMO Micro-Cap Fund (1)(2)	11,266	128,663
BMO Small-Cap Growth Fund (2)	14,625	353,932
Goldman Sachs Small Cap Value Fund	7,334	418,624

Total Small-Cap Funds		901,219

International Funds — 12.1%
BMO Lloyd George Emerging Markets Equity Fund (2)	56,857	704,454
BMO Lloyd George Frontier Markets Equity Fund (1)(2)	12,900	126,936
BMO Pyrford International Stock Fund (2)	79,057	1,022,212
DFA International Small Company Portfolio	4,830	96,842
Dodge & Cox International Stock Fund	22,651	989,183
Harbor International Fund	13,362	954,155

Total International Funds		3,893,782

Fixed Income Funds — 57.6%
BMO Monegy High Yield Fund (2)	78,873	828,956
BMO TCH Core Plus Bond Fund (2)	446,696	5,199,542
Federated Institutional High-Yield Bond Fund	83,016	861,710
Fidelity Advisor Floating Rate High Income Fund	150,300	1,499,993
PIMCO Total Return Fund	478,575	5,197,324
PIMCO Unconstrained Bond Fund	136,656	1,530,547
TCW Emerging Markets Income Fund	79,230	670,287
Vanguard Short-Term Inflation-Protected Securities Index Fund	64,215	1,595,097
Vanguard Short-Term Investment Grade Fund	103,573	1,114,449

Total Fixed Income Funds		18,497,905

Total Mutual Funds (identified cost $26,588,804)		31,619,745

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Prime Money Market Fund, Class I, 0.012% (2)	340,213	340,213

Total Short-Term Investments (identified cost $340,213)		340,213

Total Investments — 99.5% (identified cost $26,929,017)		31,959,958
Other Assets and Liabilities — 0.5%		159,180

Total Net Assets — 100.0%		$32,119,138

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	20.6%
Mid-Cap Funds	5.3
Small-Cap Funds	2.8
International Funds	12.1
Fixed Income Funds	57.6
Other Assets & Liabilities, Net	1.6

Total	100.0%

2015 Fund

Description	Shares	Value
Mutual Funds — 109.2%

Large-Cap Funds — 27.1%
BMO Dividend Income Fund (2)	25	$ 324
BMO Large-Cap Value Fund (2)	21	339
BMO Low Volatility Equity Fund (2)	18	227
Davis New York Venture Fund	3	125
Harbor Capital Appreciation Fund	5	293
T Rowe Price Growth Stock Fund	6	302
Vanguard Equity Income Fund	5	325
Vanguard Institutional Index Fund	5	834

Total Large-Cap Funds		2,769

Mid-Cap Funds — 7.9%
BMO Mid-Cap Growth Fund (2)	11	253
BMO Mid-Cap Value Fund (2)	17	282
Vanguard Mid-Cap Index Fund	9	276

Total Mid-Cap Funds		811

Small-Cap Funds — 4.8%
BMO Micro-Cap Fund (1)(2)	4	50
BMO Small-Cap Growth Fund (2)	9	210
Goldman Sachs Small Cap Value Fund	4	227

Total Small-Cap Funds		487

International Funds — 16.9%
BMO Lloyd George Emerging Markets Equity Fund (2)	23	282
BMO Lloyd George Frontier Markets Equity Fund (1)(2)	5	49
BMO Pyrford International Stock Fund (2)	34	435
DFA International Small Company Portfolio	3	52
Dodge & Cox International Stock Fund	10	453
Harbor International Fund	6	451

Total International Funds		1,722

Fixed Income Funds — 52.5%
BMO Monegy High Yield Fund (2)	26	270
BMO TCH Core Plus Bond Fund (2)	131	1,530
Federated Institutional High-Yield Bond Fund	26	271
Fidelity Advisor Floating Rate High Income Fund	42	423
PIMCO Total Return Fund	140	1,525
PIMCO Unconstrained Bond Fund	41	461
TCW Emerging Markets Income Fund	23	190
Vanguard Short-Term Inflation-Protected Securities Index Fund	18	446
Vanguard Short-Term Investment Grade Fund	22	235

Total Fixed Income Funds		5,351

Total Mutual Funds (identified cost $10,959)		11,140

(See Notes which are an integral part of the Financial Statements)

4

BMO Funds

2015 Fund (continued)

Description	Shares	Value
Short-Term Investments — 1.5%

Mutual Funds — 1.5%
BMO Prime Money Market Fund, Class I, 0.012% (2)	155	$ 155

Total Short-Term Investments (identified cost $155)		155

Total Investments — 110.7% (identified cost $11,114)		11,295
Other Assets and Liabilities — (10.7)%		(1,093)

Total Net Assets — 100.0%		$10,202

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	27.1%
Mid-Cap Funds	7.9
Small-Cap Funds	4.8
International Funds	16.9
Fixed Income Funds	52.5
Other Assets & Liabilities, Net	(9.2)

Total	100.0%

2020 Fund

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 29.0%
BMO Dividend Income Fund (2)	220,735	$ 2,893,835
BMO Large-Cap Value Fund (2)	229,383	3,619,667
BMO Low Volatility Equity Fund (2)	189,099	2,344,830
Davis New York Venture Fund	30,256	1,282,270
Harbor Capital Appreciation Fund	58,990	3,522,866
T Rowe Price Growth Stock Fund	76,019	4,140,017
Vanguard Equity Income Fund	46,579	2,904,649
Vanguard Institutional Index Fund	60,784	10,387,312

Total Large-Cap Funds		31,095,446

Mid-Cap Funds — 9.0%
BMO Mid-Cap Growth Fund (2)	127,335	3,035,665
BMO Mid-Cap Value Fund (2)	198,563	3,224,660
Vanguard Mid-Cap Index Fund	108,980	3,395,825

Total Mid-Cap Funds		9,656,150

Small-Cap Funds — 5.7%
BMO Micro-Cap Fund (1)(2)	54,767	625,435
BMO Small-Cap Growth Fund (2)	112,414	2,720,426
Goldman Sachs Small Cap Value Fund	49,299	2,814,000

Total Small-Cap Funds		6,159,861

International Funds — 18.5%
BMO Lloyd George Emerging Markets Equity Fund (2)	302,707	3,750,539
BMO Lloyd George Frontier Markets Equity Fund (1)(2)	65,209	641,656
BMO Pyrford International Stock Fund (2)	356,518	4,609,778
DFA International Small Company Portfolio	32,383	649,280

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
Dodge & Cox International Stock Fund	117,974	$ 5,151,919
Harbor International Fund	70,083	5,004,627

Total International Funds		19,807,799

Fixed Income Funds — 36.7%
BMO Monegy High Yield Fund (2)	211,579	2,223,691
BMO TCH Core Plus Bond Fund (2)	1,014,573	11,809,634
Federated Institutional High-Yield Bond Fund	213,224	2,213,268
Fidelity Advisor Floating Rate High Income Fund	316,032	3,153,997
PIMCO Total Return Fund	1,082,987	11,761,236
PIMCO Unconstrained Bond Fund	321,677	3,602,778
TCW Emerging Markets Income Fund	174,296	1,474,543
Vanguard Short-Term Inflation-Protected Securities Index Fund	127,459	3,166,082

Total Fixed Income Funds		39,405,229

Total Mutual Funds (identified cost $83,116,593)		106,124,485

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Prime Money Market Fund, Class I, 0.012% (2)	1,079,236	1,079,236

Total Short-Term Investments (identified cost $1,079,236)		1,079,236

Total Investments — 99.9% (identified cost $84,195,829)		107,203,721
Other Assets and Liabilities — 0.1%		158,802

Total Net Assets — 100.0%		$107,362,523

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	29.0%
Mid-Cap Funds	9.0
Small-Cap Funds	5.7
International Funds	18.5
Fixed Income Funds	36.7
Other Assets & Liabilities, Net	1.1

Total	100.0%

2025 Fund

Description	Shares	Value
Mutual Funds — 106.3%

Large-Cap Funds — 35.3%
BMO Dividend Income Fund (2)	34	$443
BMO Large-Cap Value Fund (2)	42	658
BMO Low Volatility Equity Fund (2)	32	394
Davis New York Venture Fund	8	347
Harbor Capital Appreciation Fund	11	643
T Rowe Price Growth Stock Fund	13	694

(See Notes which are an integral part of the Financial Statements)

5

February 28, 2014 (Unaudited)

Schedules of Investments

2025 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
Vanguard Equity Income Fund	7	$ 443
Vanguard Institutional Index Fund	10	1,790

Total Large-Cap Funds		5,412

Mid-Cap Funds — 11.1%
BMO Mid-Cap Growth Fund (2)	23	546
BMO Mid-Cap Value Fund (2)	36	578
Vanguard Mid-Cap Index Fund	18	576

Total Mid-Cap Funds		1,700

Small-Cap Funds — 7.4%
BMO Micro-Cap Fund (1)(2)	10	115
BMO Small-Cap Growth Fund (2)	21	516
Goldman Sachs Small Cap Value Fund	9	500

Total Small-Cap Funds		1,131

International Funds — 22.9%
BMO Lloyd George Emerging Markets Equity Fund (2)	53	657
BMO Lloyd George Frontier Markets Equity Fund (1)(2)	16	155
BMO Pyrford International Stock Fund (2)	60	778
DFA International Small Company Portfolio	7	133
Dodge & Cox International Stock Fund	20	879
Harbor International Fund	13	919

Total International Funds		3,521

Fixed Income Funds — 29.6%
BMO Monegy High Yield Fund (2)	23	245
BMO TCH Core Plus Bond Fund (2)	115	1,343
Federated Institutional High-Yield Bond Fund	25	261
Fidelity Advisor Floating Rate High Income Fund	41	406
PIMCO Total Return Fund	123	1,337
PIMCO Unconstrained Bond Fund	36	407
TCW Emerging Markets Income Fund	21	181
Vanguard Short-Term Inflation-Protected Securities Index Fund	14	358

Total Fixed Income Funds		4,538

Total Mutual Funds (identified cost $16,005)		16,302

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Prime Money Market Fund, Class I, 0.012% (2)	138	138

Total Short-Term Investments (identified cost $138)		138

Total Investments — 107.2% (identified cost $16,143)		16,440
Other Assets and Liabilities — (7.2)%		(1,098)

Total Net Assets — 100.0%		$15,342

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	35.3%
Mid-Cap Funds	11.1
Small-Cap Funds	37.4
International Funds	22.9%
Fixed Income Funds	29.6
Other Assets & Liabilities, Net	(6.3)

Total	100.0%

2030 Fund

Description	Shares	Value
Mutual Funds — 98.6%

Large-Cap Funds — 37.1%
BMO Dividend Income Fund (2)	198,686	$ 2,604,770
BMO Large-Cap Value Fund (2)	261,488	4,126,283
BMO Low Volatility Equity Fund (2)	194,719	2,414,520
Davis New York Venture Fund	66,375	2,812,990
Harbor Capital Appreciation Fund	70,113	4,187,171
T Rowe Price Growth Stock Fund	84,287	4,590,246
Vanguard Equity Income Fund	41,861	2,610,453
Vanguard Institutional Index Fund	66,788	11,413,322

Total Large-Cap Funds		34,759,755

Mid-Cap Funds — 11.7%
BMO Mid-Cap Growth Fund (2)	154,101	3,673,774
BMO Mid-Cap Value Fund (2)	225,217	3,657,530
Vanguard Mid-Cap Index Fund	118,144	3,681,360

Total Mid-Cap Funds		11,012,664

Small-Cap Funds — 7.7%
BMO Micro-Cap Fund (1)(2)	65,710	750,406
BMO Small-Cap Growth Fund (2)	135,982	3,290,776
Goldman Sachs Small Cap Value Fund	56,391	3,218,786

Total Small-Cap Funds		7,259,968

International Funds — 23.8%
BMO Lloyd George Emerging Markets Equity Fund (2)	336,700	4,171,708
BMO Lloyd George Frontier Markets Equity Fund (1)(2)	83,848	825,060
BMO Pyrford International Stock Fund (2)	361,735	4,677,232
DFA International Small Company Portfolio	42,690	855,930
Dodge & Cox International Stock Fund	127,654	5,574,649
Harbor International Fund	87,119	6,221,164

Total International Funds		22,325,743

Fixed Income Funds — 18.3%
BMO Monegy High Yield Fund (2)	85,851	902,298
BMO TCH Core Plus Bond Fund (2)	425,278	4,950,242
Federated Institutional High-Yield Bond Fund	88,174	915,243
Fidelity Advisor Floating Rate High Income Fund	184,153	1,837,845
PIMCO Total Return Fund	453,954	4,929,946
PIMCO Unconstrained Bond Fund	138,962	1,556,370
TCW Emerging Markets Income Fund	76,579	647,856
Vanguard Short-Term Inflation-Protected Securities Index Fund	56,104	1,393,615

Total Fixed Income Funds		17,133,415

Total Mutual Funds (identified cost $69,778,699)		92,491,545

(See Notes which are an integral part of the Financial Statements)

6

BMO Funds

2030 Fund (continued)

Description	Shares	Value
Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Prime Money Market Fund, Class I, 0.012% (2)	1,003,562	$ 1,003,562

Total Short-Term Investments (identified cost $1,003,562)		1,003,562

Total Investments — 99.6% (identified cost $70,782,261)		93,495,107
Other Assets and Liabilities — 0.4%		329,810

Total Net Assets — 100.0%		$93,824,917

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	37.1%
Mid-Cap Funds	11.7
Small-Cap Funds	7.7
International Funds	23.8
Fixed Income Funds	18.3
Other Assets & Liabilities, Net	1.4

Total	100.0%

2035 Fund

Description	Shares	Value
Mutual Funds — 105.2%

Large-Cap Funds — 42.2%
BMO Dividend Income Fund (2)	40	$ 526
BMO Large-Cap Value Fund (2)	55	860
BMO Low Volatility Equity Fund (2)	41	510
Davis New York Venture Fund	14	574
Harbor Capital Appreciation Fund	15	904
T Rowe Price Growth Stock Fund	17	946
Vanguard Equity Income Fund	8	527
Vanguard Institutional Index Fund	14	2,398

Total Large-Cap Funds		7,245

Mid-Cap Funds — 13.3%
BMO Mid-Cap Growth Fund (2)	31	745
BMO Mid-Cap Value Fund (2)	46	751
Vanguard Mid-Cap Index Fund	25	781

Total Mid-Cap Funds		2,277

Small-Cap Funds — 8.7%
BMO Micro-Cap Fund (1)(2)	14	162
BMO Small-Cap Growth Fund (2)	29	690
Goldman Sachs Small Cap Value Fund	11	645

Total Small-Cap Funds		1,497

International Funds — 27.2%
BMO Lloyd George Emerging Markets Equity Fund (2)	69	861
BMO Lloyd George Frontier Markets Equity Fund (1)(2)	18	176
BMO Pyrford International Stock Fund (2)	75	975
DFA International Small Company Portfolio	9	184
Dodge & Cox International Stock Fund	27	1,183
Harbor International Fund	18	1,284

Total International Funds		4,663

Description	Shares	Value
Fixed Income Funds — 13.8%
BMO Monegy High Yield Fund (2)	12	$ 124
BMO TCH Core Plus Bond Fund (2)	59	690
Federated Institutional High-Yield Bond Fund	8	86
Fidelity Advisor Floating Rate High Income Fund	30	298
PIMCO Total Return Fund	63	686
PIMCO Unconstrained Bond Fund	19	211
TCW Emerging Markets Income Fund	11	89
Vanguard Short-Term Inflation-Protected Securities Index Fund	8	193

Total Fixed Income Funds		2,377

Total Mutual Funds (identified cost $17,594)		18,059

Short-Term Investments — 1.2%

Mutual Funds — 1.2%
BMO Prime Money Market Fund, Class I, 0.012% (2)	210	210

Total Short-Term Investments (identified cost $210)		210

Total Investments — 106.4% (identified cost $17,804)		18,269
Other Assets and Liabilities — (6.4)%		(1,104)

Total Net Assets — 100.0%		$17,165

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	42.2%
Mid-Cap Funds	13.3
Small-Cap Funds	8.7
International Funds	27.2
Fixed Income Funds	13.8
Other Assets & Liabilities, Net	(5.2)

Total	100.0%

2040 Fund

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 41.7%
BMO Dividend Income Fund (2)	151,432	$ 1,985,268
BMO Large-Cap Value Fund (2)	210,388	3,319,921
BMO Low Volatility Equity Fund (2)	160,772	1,993,573
Davis New York Venture Fund	50,269	2,130,399
Harbor Capital Appreciation Fund	55,514	3,315,326
T Rowe Price Growth Stock Fund	64,622	3,519,330
Vanguard Equity Income Fund	31,845	1,985,841
Vanguard Institutional Index Fund	55,022	9,402,742

Total Large-Cap Funds		27,652,400

Mid-Cap Funds — 13.0%
BMO Mid-Cap Growth Fund (2)	120,254	2,866,854
BMO Mid-Cap Value Fund (2)	175,986	2,858,018
Vanguard Mid-Cap Index Fund	93,673	2,918,842

Total Mid-Cap Funds		8,643,714

Small-Cap Funds — 8.5%
BMO Micro-Cap Fund (1)(2)	58,831	671,847
BMO Small-Cap Growth Fund (2)	104,747	2,534,880
Goldman Sachs Small Cap Value Fund	42,482	2,424,890

Total Small-Cap Funds		5,631,617

(See Notes which are an integral part of the Financial Statements)

7

February 28, 2014 (Unaudited)

Schedules of Investments

2040 Fund (continued)

Description	Shares	Value
International Funds — 26.8%
BMO Lloyd George Emerging Markets Equity Fund (2)	272,207	$ 3,372,641
BMO Lloyd George Frontier Markets Equity Fund (1)(2)	73,712	725,322
BMO Pyrford International Stock Fund (2)	281,502	3,639,821
DFA International Small Company Portfolio	39,755	797,080
Dodge & Cox International Stock Fund	102,811	4,489,736
Harbor International Fund	66,468	4,746,460

Total International Funds		17,771,060

Fixed Income Funds — 8.9%
BMO Monegy High Yield Fund (2)	31,217	328,086
BMO TCH Core Plus Bond Fund (2)	135,442	1,576,547
Federated Institutional High-Yield Bond Fund	31,822	330,310
Fidelity Advisor Floating Rate High Income Fund	98,233	980,369
PIMCO Total Return Fund	144,863	1,573,207
PIMCO Unconstrained Bond Fund	40,585	454,555
TCW Emerging Markets Income Fund	23,370	197,710
Vanguard Short-Term Inflation-Protected Securities Index Fund	18,103	449,668

Total Fixed Income Funds		5,890,452

Total Mutual Funds (identified cost $48,490,737)		65,589,243

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Prime Money Market Fund, Class I, 0.012% (2)	655,755	655,755

Total Short-Term Investments (identified cost $655,755)		655,755

Total Investments — 99.9% (identified cost $49,146,492)		66,244,998
Other Assets and Liabilities — 0.1%		55,028

Total Net Assets — 100.0%		$66,300,026

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	41.7%
Mid-Cap Funds	13.0
Small-Cap Funds	8.5
International Funds	26.8
Fixed Income Funds	8.9
Other Assets & Liabilities, Net	1.1

Total	100.0%

2045 Fund

Description	Shares	Value
Mutual Funds — 106.2%

Large-Cap Funds — 44.8%
BMO Dividend Income Fund (2)	37	$ 483
BMO Large-Cap Value Fund (2)	51	807
BMO Low Volatility Equity Fund (2)	39	483
Davis New York Venture Fund	12	519
Harbor Capital Appreciation Fund	14	807
T Rowe Price Growth Stock Fund	16	857
Vanguard Equity Income Fund	8	483
Vanguard Institutional Index Fund	13	2,287

Total Large-Cap Funds		6,726

Mid-Cap Funds — 14.0%
BMO Mid-Cap Growth Fund (2)	29	695
BMO Mid-Cap Value Fund (2)	43	695
Vanguard Mid-Cap Index Fund	23	709

Total Mid-Cap Funds		2,099

Small-Cap Funds — 9.0%
BMO Micro-Cap Fund (1)(2)	13	147
BMO Small-Cap Growth Fund (2)	26	618
Goldman Sachs Small Cap Value Fund	10	586

Total Small-Cap Funds		1,351

International Funds — 29.4%
BMO Lloyd George Emerging Markets Equity Fund (2)	74	921
BMO Lloyd George Frontier Markets Equity Fund (1)(2)	18	177
BMO Pyrford International Stock Fund (2)	68	885
DFA International Small Company Portfolio	9	174
Dodge & Cox International Stock Fund	25	1,094
Harbor International Fund	16	1,156

Total International Funds		4,407

Fixed Income Funds — 9.0%
BMO Monegy High Yield Fund (2)	7	71
BMO TCH Core Plus Bond Fund (2)	33	384
Federated Institutional High-Yield Bond Fund	5	51
Fidelity Advisor Floating Rate High Income Fund	21	210
PIMCO Total Return Fund	35	383
PIMCO Unconstrained Bond Fund	10	111
TCW Emerging Markets Income Fund	4	30
Vanguard Short-Term Inflation-Protected Securities Index Fund	4	112

Total Fixed Income Funds		1,352

Total Mutual Funds (identified cost $15,627)		15,935

Short-Term Investments — 1.2%

Mutual Funds — 1.2%
BMO Prime Money Market Fund, Class I, 0.012% (2)	177	177

Total Short-Term Investments (identified cost $177)		177

Total Investments — 107.4% (identified cost $15,804)		16,112
Other Assets and Liabilities — (7.4)%		(1,105)

Total Net Assets — 100.0%		$15,007

(See Notes which are an integral part of the Financial Statements)

8

BMO Funds

2045 Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	44.8%
Mid-Cap Funds	14.0
Small-Cap Funds	9.0
International Funds	29.4
Fixed Income Funds	9.0
Other Assets & Liabilities, Net	(6.2)

Total	100.0%

2050 Fund

Description	Shares	Value
Mutual Funds — 98.0%

Large-Cap Funds — 41.3%
BMO Dividend Income Fund (2)	75,151	$ 985,224
BMO Large-Cap Value Fund (2)	104,075	1,642,300
BMO Low Volatility Equity Fund (2)	79,806	989,590
Davis New York Venture Fund	24,820	1,051,869
Harbor Capital Appreciation Fund	27,578	1,646,965
T Rowe Price Growth Stock Fund	32,041	1,744,965
Vanguard Equity Income Fund	15,767	983,255
Vanguard Institutional Index Fund	27,377	4,678,438

Total Large-Cap Funds		13,722,606

Mid-Cap Funds — 12.9%
BMO Mid-Cap Growth Fund (2)	59,667	1,422,468
BMO Mid-Cap Value Fund (2)	87,029	1,413,350
Vanguard Mid-Cap Index Fund	46,453	1,447,478

Total Mid-Cap Funds		4,283,296

Small-Cap Funds — 8.4%
BMO Micro-Cap Fund (1)(2)	28,882	329,831
BMO Small-Cap Growth Fund (2)	51,938	1,256,909
Goldman Sachs Small Cap Value Fund	20,988	1,198,018

Total Small-Cap Funds		2,784,758

International Funds — 26.6%
BMO Lloyd George Emerging Markets Equity Fund (2)	135,888	1,683,654
BMO Lloyd George Frontier Markets Equity Fund (1)(2)	36,327	357,454
BMO Pyrford International Stock Fund (2)	139,691	1,806,209
DFA International Small Company Portfolio	19,691	394,809
Dodge & Cox International Stock Fund	51,361	2,242,939
Harbor International Fund	33,218	2,372,120

Total International Funds		8,857,185

Fixed Income Funds — 8.8%
BMO Monegy High Yield Fund (2)	15,393	161,783
BMO TCH Core Plus Bond Fund (2)	70,097	815,925
Federated Institutional High-Yield Bond Fund	15,618	162,110
Fidelity Advisor Floating Rate High Income Fund	49,380	492,817
PIMCO Total Return Fund	72,540	787,788
PIMCO Unconstrained Bond Fund	20,091	225,016
TCW Emerging Markets Income Fund	7,366	62,318

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund	9,067	$ 225,222

Total Fixed Income Funds		2,932,979

Total Mutual Funds (identified cost $24,447,580)		32,580,824

Short-Term Investments — 1.2%

Mutual Funds — 1.2%
BMO Prime Money Market Fund, Class I, 0.012% (2)	398,713	398,713

Total Short-Term Investments (identified cost $398,713)		398,713

Total Investments — 99.2% (identified cost $24,846,293)		32,979,537
Other Assets and Liabilities — 0.8%		254,200

Total Net Assets — 100.0%		$33,233,737

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	41.3%
Mid-Cap Funds	12.9
Small-Cap Funds	8.4
International Funds	26.6
Fixed Income Funds	8.8
Other Assets & Liabilities, Net	2.0

Total	100.0%

2055 Fund

Description	Shares	Value
Mutual Funds — 33.6%

Large-Cap Funds — 14.2%
BMO Dividend Income Fund (2)	28	$ 370
BMO Large-Cap Value Fund (2)	39	620
BMO Low Volatility Equity Fund (2)	30	370
Davis New York Venture Fund	9	397
Harbor Capital Appreciation Fund	10	622
T Rowe Price Growth Stock Fund	12	658
Vanguard Equity Income Fund	6	371
Vanguard Institutional Index Fund	10	1,754

Total Large-Cap Funds		5,162

Mid-Cap Funds — 4.4%
BMO Mid-Cap Growth Fund (2)	23	537
BMO Mid-Cap Value Fund (2)	33	533
Vanguard Mid-Cap Index Fund	18	546

Total Mid-Cap Funds		1,616

Small-Cap Funds — 2.9%
BMO Micro-Cap Fund (1)(2)	11	122
BMO Small-Cap Growth Fund (2)	20	478
Goldman Sachs Small Cap Value Fund	8	452

Total Small-Cap Funds		1,052

International Funds — 9.1%
BMO Lloyd George Emerging Markets Equity Fund (2)	51	627
BMO Lloyd George Frontier Markets Equity Fund (1)(2)	12	119

(See Notes which are an integral part of the Financial Statements)

9

February 28, 2014 (Unaudited)

Schedule of Investments

2055 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
BMO Pyrford International Stock Fund (2)	53	$ 682
DFA International Small Company Portfolio	7	138
Dodge & Cox International Stock Fund	19	841
Harbor International Fund	12	886

Total International Funds		3,293

Fixed Income Funds — 3.0%
BMO Monegy High Yield Fund (2)	6	61
BMO TCH Core Plus Bond Fund (2)	26	306
Federated Institutional High-Yield Bond Fund	5	51
Fidelity Advisor Floating Rate High Income Fund	18	182
PIMCO Total Return Fund	27	292
PIMCO Unconstrained Bond Fund	8	85
TCW Emerging Markets Income Fund	2	20
Vanguard Short-Term Inflation-Protected Securities Index Fund	3	85

Total Fixed Income Funds		1,082

Total Mutual Funds (identified cost $11,975)		12,205

Description	Shares	Value
Short-Term Investments — 0.5%

Mutual Funds — 0.5%
BMO Prime Money Market Fund, Class I, 0.012% (2)	164	$ 164

Total Short-Term Investments (identified cost $164)		164

Total Investments — 34.1% (identified cost $12,139)		12,369
Other Assets and Liabilities — 65.9%		23,932

Total Net Assets — 100.0%		$36,301

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	14.2%
Mid-Cap Funds	4.4
Small-Cap Funds	2.9
International Funds	9.1
Fixed Income Funds	3.0
Other Assets & Liabilities, Net	66.4

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

10

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2014.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 28, 2014 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement purposes.
(1)	Non-income producing.
(2)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

February 28, 2014 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	2010 Fund	2015 Fund (1)	2020 Fund	2025 Fund (1)	2030 Fund
Assets:
Investments in unaffiliated issuers, at value	$19,728,150	$6,889	$64,624,669	$9,874	$56,446,946
Cash sweep investments in affiliated issuers, at value	340,213	155	1,079,236	138	1,003,562
Investments in other affiliated issuers, at value	11,891,595	4,251	41,499,816	6,428	36,044,599
Dividends and interest receivable	38,705	14	84,573	10	36,165
Receivable for capital stock sold	110,786	—	142,217	—	346,476
Receivable from affiliates, net (Note 5)	17,505	—	23,414	—	19,550
Prepaid expenses	38,357	36,999	38,357	36,999	38,357

Total assets	32,165,311	48,308	107,492,282	53,449	93,935,655
Liabilities:
Payable for capital stock redeemed	—	—	86,160	—	—
Payable for investments purchased	22,087	—	—	—	67,364
Payable to affiliates, net (Note 5)	4,613	20,249	20,312	20,246	20,432
Other liabilities	19,473	17,857	23,287	17,861	22,942

Total liabilities	46,173	38,106	129,759	38,107	110,738

Total net assets	$32,119,138	$10,202	$107,362,523	$15,342	$93,824,917

Net assets consist of:
Paid-in capital	$26,378,723	$10,000	$82,591,561	$15,033	$69,603,600
Net unrealized appreciation on investments	5,030,941	181	23,007,892	297	22,712,846
Accumulated net realized gain on investments	755,516	—	2,191,565	—	2,216,782
Undistributed net investment income (distributions in excess of net investment income)	(46,042)	21	(428,495)	12	(708,311)

Total net assets	$32,119,138	$10,202	$107,362,523	$15,342	$93,824,917

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$10.64	$10.20	$10.86	$10.22	$11.07
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$10.65	$10.20	$10.87	$10.24	$11.07
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	$10.64	$10.20	$10.86	$10.23	$11.06
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	$10.65	$10.21	$10.87	$10.24	$11.08
Net assets:
Investor class of shares	$6,529,286	$2,550	$30,531,769	$7,667	$31,813,891
Institutional class of shares	817,786	2,551	3,067,431	2,559	5,613,993
Retirement class R-3 of shares	4,921,873	2,549	21,529,308	2,557	21,094,579
Retirement class R-6 of shares	19,850,193	2,552	52,234,015	2,559	35,302,454

Total net assets	$32,119,138	$10,202	$107,362,523	$15,342	$93,824,917

Shares outstanding:
Investor class of shares	613,516	250	2,811,316	750	2,874,099
Institutional class of shares	76,804	250	282,322	250	506,939
Retirement class R-3 of shares	462,669	250	1,983,168	250	1,906,860
Retirement class R-6 of shares	1,863,749	250	4,805,856	250	3,186,729

Total shares outstanding	3,016,738	1,000	9,882,662	1,500	8,474,627

Investments, at cost:
Investments in unaffiliated issuers	$16,163,293	$6,782	$47,714,779	$9,694	$39,497,789
Cash sweep investments in affiliated issuers	340,213	155	1,079,236	138	1,003,562
Investments in other affiliated issuers	10,425,511	4,177	35,401,814	6,311	30,280,910

Total investments, at cost	$26,929,017	$11,114	$84,195,829	$16,143	$70,782,261

(1)	Fund inception date is December 27, 2013.

(See Notes which are an integral part of the Financial Statements)

11

February 28, 2014 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	2035 Fund (1)	2040 Fund	2045 Fund (1)	2050 Fund	2055 Fund (1)
Assets:
Investments in unaffiliated issuers, at value	$10,989	$39,716,465	$9,569	$19,716,127	$7,380
Cash sweep investments in affiliated issuers, at value	210	655,755	177	398,713	164
Investments in other affiliated issuers, at value	7,070	25,872,778	6,366	12,864,697	4,825
Dividends and interest receivable	5	12,722	3	6,227	3
Receivable for capital stock sold	—	113,246	—	288,444	25,036
Receivable from affiliates, net (Note 5)	—	18,669	—	16,798	—
Prepaid expenses	36,999	38,357	36,999	38,357	36,999

Total assets	55,273	66,427,992	53,114	33,329,363	74,407
Liabilities:
Payable for capital stock redeemed	—	94,469	—	—	—
Payable for investments purchased	—	—	—	68,752	—
Payable to affiliates, net (Note 5)	20,247	12,193	20,246	7,144	20,246
Other liabilities	17,861	21,304	17,861	19,730	17,860

Total liabilities	38,108	127,966	38,107	95,626	38,106

Total net assets	$17,165	$66,300,026	$15,007	$33,233,737	$36,301

Net assets consist of:
Paid-in capital	$16,697	$48,008,737	$14,699	$24,426,388	$36,071
Net unrealized appreciation on investments	465	17,098,506	308	8,133,244	230
Accumulated net realized gain on investments	—	1,743,628	—	905,036	—
Undistributed net investment income (distributions in excess of net investment income)	3	(550,845)	—	(230,931)	—

Total net assets	$17,165	$66,300,026	$15,007	$33,233,737	$36,301

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$10.18	$11.17	$10.20	$11.18	$10.21
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$10.17	$11.17	$10.20	$11.19	$10.21
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	$10.18	$11.16	$10.20	$11.18	$10.20
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	$10.18	$11.18	$10.20	$11.19	$10.22
Net assets:
Investor class of shares	$8,514	$20,199,461	$7,356	$11,715,545	$28,643
Institutional class of shares	3,561	3,254,267	2,551	2,943,743	2,553
Retirement class R-3 of shares	2,544	11,610,376	2,549	6,899,640	2,551
Retirement class R-6 of shares	2,546	31,235,922	2,551	11,674,809	2,554

Total net assets	$17,165	$66,300,026	$15,007	$33,233,737	$36,301

Shares outstanding:
Investor class of shares	836	1,808,593	721	1,047,730	2,805
Institutional class of shares	350	291,248	250	263,131	250
Retirement class R-3 of shares	250	1,040,119	250	617,347	250
Retirement class R-6 of shares	250	2,794,513	250	1,043,222	250

Total shares outstanding	1,686	5,934,473	1,471	2,971,430	3,555

Investments, at cost:
Investments in unaffiliated issuers	$10,686	$27,016,126	$9,376	$13,722,179	$7,230
Cash sweep investments in affiliated issuers	210	655,755	177	398,713	164
Investments in other affiliated issuers	6,908	21,474,611	6,251	10,725,401	4,745

Total investments, at cost	$17,804	$49,146,492	$15,804	$24,846,293	$12,139

(1)	Fund inception date is December 27, 2013.

(See Notes which are an integral part of the Financial Statements)

12

Six Months Ended February 28, 2014 (Unaudited)

Statements of Operations	BMO Funds

	2010 Fund	2015 Fund (1)	2020 Fund	2025 Fund (1)	2030 Fund
Investment income:
Dividend income, unaffiliated issuers	$218,922	$14	$669,906	$8	$563,602
Dividend income, affiliated issuers	158,003	11	463,461	8	340,762
Interest income	4,274	—	15,137	—	14,347
Excess expense reimbursement from investment adviser (Note 5)	7,142	—	17,385	—	5,005

Total income	388,341	25	1,165,889	16	923,716
Expenses:
Shareholder service fees (Note 5)	8,038	1	36,988	2	36,816
Administrative fees (Note 5)	8,932	3	39,332	3	40,273
Portfolio accounting fees	25,462	6,977	35,906	6,976	33,654
Recordkeeping fees	24,036	4,979	24,563	4,979	24,958
Custodian fees (Note 5)	772	0	2,437	0	2,079
Registration fees	37,582	12,136	37,582	12,136	37,582
Professional fees	8,657	4,159	8,657	4,159	8,657
Printing and postage	2,480	1,245	2,480	1,245	2,480
Directors’ fees	8,041	1,744	8,041	1,744	8,041
Distribution services fees (Note 5):
Retirement class R-3	11,787	2	50,327	2	48,062
Miscellaneous	4,980	2,490	4,959	2,490	4,963

Total expenses	140,767	33,736	251,272	33,736	247,565
Deduct:
Expense waivers (Note 5)	(116,173)	(33,732)	(142,979)	(33,732)	(130,470)

Net expenses	24,594	4	108,293	4	117,095

Net investment income	363,747	21	1,057,596	12	806,621
Net realized and unrealized gain (loss) on investments:
Net realized gain on investment transactions and capital gains distributions from unaffiliated issuers	483,367	—	1,021,761	3	795,754
Net realized gain (loss) on investment transactions and capital gains distributions from affiliated issuers	332,602	—	1,565,790	(3)	1,600,238
Net change in unrealized appreciation (depreciation) on investments in unaffiliated issuers	(155,243)	107	598,082	180	1,402,801
Net change in unrealized appreciation on investments in affiliated issuers	1,466,084	74	6,098,002	117	5,763,689

Net realized and unrealized gain on investments	2,126,810	181	9,283,635	297	9,562,482

Change in net assets resulting from operations	$2,490,557	$202	$10,341,231	$309	$10,369,103

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.

(See Notes which are an integral part of the Financial Statements)

13

Six Months Ended February 28, 2014 (Unaudited)

Statements of Operations	BMO Funds

	2035 Fund (1)	2040 Fund	2045 Fund (1)	2050 Fund	2055 Fund (1)
Investment income:
Dividend income, unaffiliated issuers	$5	$393,620	$2	$195,235	$2
Dividend income, affiliated issuers	4	223,748	3	111,982	3
Interest income	—	10,225	—	4,731	—
Excess expense reimbursement from investment adviser (Note 5)	—	5,717	—	2,210	—

Total income	9	633,310	5	314,158	5
Expenses:
Shareholder service fees (Note 5)	2	23,533	2	13,190	1
Administrative fees (Note 5)	3	24,188	3	14,424	3
Portfolio accounting fees	6,977	29,717	6,976	25,150	6,977
Recordkeeping fees	4,979	24,543	4,979	24,543	4,979
Custodian fees (Note 5)	0	1,452	0	726	0
Registration fees	12,136	37,582	12,136	37,582	12,136
Professional fees	4,159	8,657	4,159	8,657	4,159
Printing and postage	1,245	2,480	1,245	2,480	1,245
Directors’ fees	1,744	8,041	1,744	8,041	1,744
Distribution services fees (Note 5):
Retirement class R-3	2	26,406	2	15,046	2
Miscellaneous	2,490	4,965	2,490	5,021	2,490

Total expenses	33,737	191,564	33,736	154,860	33,736
Deduct:
Expense waivers (Note 5)	(33,731)	(123,884)	(33,731)	(116,009)	(33,731)

Net expenses	6	67,680	5	38,851	5

Net investment income	3	565,630	0	275,307	0
Net realized and unrealized gain on investments:
Net realized gain on investment transactions and capital gains distributions from unaffiliated issuers	—	594,330	—	337,430	—
Net realized gain on investment transactions and capital gains distributions from affiliated issuers	—	1,290,602	—	628,788	—
Net change in unrealized appreciation on investments in unaffiliated issuers	303	1,044,584	193	580,069	150
Net change in unrealized appreciation on investments in affiliated issuers	162	4,398,167	115	2,139,296	80

Net realized and unrealized gain on investments	465	7,327,683	308	3,685,583	230

Change in net assets resulting from operations	$468	$7,893,313	$308	$3,960,890	$230

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.

(See Notes which are an integral part of the Financial Statements)

14

Statements of Changes in Net Assets	BMO Funds

	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
	Six Months Ended February 28, 2014 (Unaudited)	Period Ended February 28, 2014 (1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Period Ended February 28, 2014 (1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)
Change in net assets resulting from:
Operations:
Net investment income	$363,747	$21	$1,057,596	$12	$806,621
Net realized gain on investments	815,969	—	2,587,551	—	2,395,992
Net change in unrealized appreciation on investments	1,310,841	181	6,696,084	297	7,166,490

Change in net assets resulting from operations	2,490,557	202	10,341,231	309	10,369,103
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(77,482)	—	(421,092)	—	(493,309)
Institutional class of shares	(10,009)	—	(42,518)	—	(90,753)
Retirement class R-3 of shares	(52,461)	—	(259,867)	—	(324,143)
Retirement class R-6 of shares	(269,837)	—	(762,614)	—	(606,727)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(12,087)	—	(115,871)	—	(59,628)
Institutional class of shares	(1,464)	—	(11,068)	—	(10,477)
Retirement class R-3 of shares	(8,773)	—	(76,159)	—	(40,777)
Retirement class R-6 of shares	(38,129)	—	(192,888)	—	(68,328)

Change in net assets resulting from distributions to shareholders	(470,242)	—	(1,882,077)	—	(1,694,142)
Capital stock transactions:
Proceeds from sale of shares	34,309,891 (2)	10,000	108,401,974 (2)	18,033	90,820,623 (2)
Net asset value of shares issued to shareholders in payment of distributions declared	470,242	—	1,882,077	—	1,694,142
Cost of shares redeemed	(4,681,310)	—	(11,380,682)	(3,000)	(7,364,809)

Change in net assets resulting from capital stock transactions	30,098,823	10,000	98,903,369	15,033	85,149,956

Change in net assets	32,119,138	10,202	107,362,523	15,342	93,824,917
Net assets:

End of period	$32,119,138	$10,202	$107,362,523	$15,342	$93,824,917

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(46,042)	$21	$(428,495)	$12	$(708,311)

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.
(2)	Includes paid-in-capital received via non-taxable in-kind subscription mergers of five corresponding affiliated unregistered collective investment trusts previously managed by the Adviser effective as of September 1, 2013. See Note 4, subsection In-Kind Transfers, in the Notes to Financial Statements for additional information.

(See Notes which are an integral part of the Financial Statements)

15

Statements of Changes in Net Assets	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
	Period Ended February 28, 2014 (1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Period Ended February 28, 2014 (1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Period Ended February 28, 2014 (1) (Unaudited)
Change in net assets resulting from:
Operations:
Net investment income	$3	$565,630	$—	$275,307	$—
Net realized gain on investments	—	1,884,932	—	966,218	—
Net change in unrealized appreciation on investments	465	5,442,751	308	2,719,365	230

Change in net assets resulting from operations	468	7,893,313	308	3,960,890	230
Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	(332,895)	—	(170,299)	—
Institutional class of shares	—	(54,555)	—	(44,843)	—
Retirement class R-3 of shares	—	(181,348)	—	(91,202)	—
Retirement class R-6 of shares	—	(547,677)	—	(199,894)	—
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	(43,306)	—	(21,065)	—
Institutional class of shares	—	(6,792)	—	(5,295)	—
Retirement class R-3 of shares	—	(24,607)	—	(11,845)	—
Retirement class R-6 of shares	—	(66,599)	—	(22,977)	—

Change in net assets resulting from distributions to shareholders	—	(1,257,779)	—	(567,420)	—
Capital stock transactions:
Proceeds from sale of shares	16,697	62,078,212 (2)	14,699	32,615,458 (2)	36,071
Net asset value of shares issued to shareholders in payment of distributions declared	—	1,257,779	—	567,420	—
Cost of shares redeemed	—	(3,671,499)	—	(3,342,611)	—

Change in net assets resulting from capital stock transactions	16,697	59,664,492	14,699	29,840,267	36,071

Change in net assets	17,165	66,300,026	15,007	33,233,737	36,301
Net assets:

End of period	$17,165	$66,300,026	$15,007	$33,233,737	$36,301

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$3	$(550,845)	$—	$(230,931)	$—

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.
(2)	Includes paid-in-capital received via non-taxable in-kind subscription mergers of five corresponding affiliated unregistered collective investment trusts previously managed by the Adviser effective as of September 1, 2013. See Note 4, subsection In-Kind Transfers, in the Notes to Financial Statements for additional information.

(See Notes which are an integral part of the Financial Statements)

16

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain on investments	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
2010 Fund
2014(6)	$10.00	$0.10	$0.68	$0.78	$(0.12)	$(0.02)	$(0.14)	$10.64	7.88%	1.09%	0.33%	2.05%	$6,529	20%
2015 Fund
2014(5)	10.00	0.02	0.18	0.20	—	—	—	10.20	2.00	2,019.05	0.33	1.18	2	0
2020 Fund
2014(6)	10.00	0.10	0.95	1.05	(0.15)	(0.04)	(0.19)	10.86	10.54	0.64	0.33	1.95	30,532	17
2025 Fund
2014(5)	10.00	0.00	0.22	0.22	—	—	—	10.22	2.20	1,851.97	0.33	0.58	8	24
2030 Fund
2014(6)	10.00	0.09	1.18	1.27	(0.18)	(0.02)	(0.20)	11.07	12.75	0.68	0.37	1.64	31,814	13
2035 Fund
2014(5)	10.00	0.00	0.18	0.18	—	—	—	10.18	1.80	1,489.73	0.37	0.08	8	0
2040 Fund
2014(6)	10.00	0.09	1.29	1.38	(0.19)	(0.02)	(0.21)	11.17	13.89	0.78	0.36	1.63	20,200	9
2045 Fund
2014(5)	10.00	0.00	0.20	0.20	—	—	—	10.20	2.00	1,848.36	0.36	(0.09)	7	0
2050 Fund
2014(6)	10.00	0.09	1.28	1.37	(0.17)	(0.02)	(0.19)	11.18	13.78	1.14	0.36	1.62	11,715	14
2055 Fund
2014(5)	10.00	0.00	0.21	0.21	—	—	—	10.21	2.10	2,000.99	0.36	(0.07)	29	0

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014 (Unaudited).
(6)	For the six months ended February 28, 2014 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

17

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain on investments	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
2010 Fund
2014(6)	$10.00	$0.12	$0.68	$0.80	$(0.13)	$(0.02)	$(0.15)	$10.65	8.06%	0.84%	0.08%	2.34%	$818	20%
2015 Fund
2014(5)	10.00	0.02	0.18	0.20	—	—	—	10.20	2.00	2,018.80	0.08	1.42	3	0
2020 Fund
2014(6)	10.00	0.14	0.93	1.07	(0.16)	(0.04)	(0.20)	10.87	10.73	0.39	0.08	2.68	3,068	17
2025 Fund
2014(5)	10.00	0.01	0.23	0.24	—	—	—	10.24	2.40	1,851.72	0.08	0.84	2	24
2030 Fund
2014(6)	10.00	0.11	1.17	1.28	(0.19)	(0.02)	(0.21)	11.07	12.84	0.43	0.12	2.03	5,614	13
2035 Fund
2014(5)	10.00	0.00	0.17	0.17	—	—	—	10.17	1.80	1,489.48	0.12	0.29	4	0
2040 Fund
2014(6)	10.00	0.11	1.28	1.39	(0.20)	(0.02)	(0.22)	11.17	13.98	0.54	0.11	2.11	3,254	9
2045 Fund
2014(5)	10.00	0.00	0.20	0.20	—	—	—	10.20	2.00	1,848.11	0.11	0.19	3	0
2050 Fund
2014(6)	10.00	0.10	1.29	1.39	(0.18)	(0.02)	(0.20)	11.19	13.97	0.89	0.11	1.85	2,944	14
2055 Fund
2014(5)	10.00	0.00	0.21	0.21	—	—	—	10.21	2.10	2,000.74	0.11	0.19	2	0

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014 (Unaudited).
(6)	For the six months ended February 28, 2014 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

18

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain on investments	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
2010 Fund
2014(6)	$10.00	$0.10	$0.68	$0.78	$(0.12)	$(0.02)	$(0.14)	$10.64	7.79%	1.34%	0.58%	1.76%	$4,922	20%
2015 Fund
2014(5)	10.00	0.02	0.18	0.20	—	—	—	10.20	2.00	2,019.30	0.58	0.91	2	0
2020 Fund
2014(6)	10.00	0.09	0.95	1.04	(0.14)	(0.04)	(0.18)	10.86	10.45	0.89	0.58	1.53	21,529	17
2025 Fund
2014(5)	10.00	0.01	0.22	0.23	—	—	—	10.23	2.30	1,852.22	0.58	0.31	2	24
2030 Fund
2014(6)	10.00	0.08	1.17	1.25	(0.17)	(0.02)	(0.19)	11.06	12.58	0.93	0.62	1.66	21,095	13
2035 Fund
2014(5)	10.00	0.00	0.18	0.18	—	—	—	10.18	1.80	1,489.98	0.62	(0.21)	2	0
2040 Fund
2014(6)	10.00	0.08	1.29	1.37	(0.19)	(0.02)	(0.21)	11.16	13.71	1.03	0.61	1.45	11,610	9
2045 Fund
2014(5)	10.00	(0.01)	0.21	0.20	—	—	—	10.20	1.90	1,848.61	0.61	(0.33)	2	0
2050 Fund
2014(6)	10.00	0.08	1.29	1.37	(0.17)	(0.02)	(0.19)	11.18	13.70	1.39	0.61	1.25	6,900	14
2055 Fund
2014(5)	10.00	(0.01)	0.21	0.20	—	—	—	10.20	2.00	2,001.24	0.61	(0.33)	2	0

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014 (Unaudited).
(6)	For the six months ended February 28, 2014 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

19

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain on investments	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)(7)	Net investment income (loss) (2)
2010 Fund
2014(6)	$10.00	$0.13	$0.68	$0.81	$(0.14)	$(0.02)	$(0.16)	$10.65	8.11%	0.69%	0.00%	2.42%	$19,850	20%
2015 Fund
2014(5)	10.00	0.03	0.18	0.21	—	—	—	10.21	2.10	2,018.65	0.00	1.57	3	0
2020 Fund
2014(6)	10.00	0.12	0.95	1.07	(0.16)	(0.04)	(0.20)	10.87	10.78	0.24	0.00	2.33	52,234	17
2025 Fund
2014(5)	10.00	0.02	0.22	0.24	—	—	—	10.24	2.40	1,851.57	0.00	0.98	3	24
2030 Fund
2014(6)	10.00	0.11	1.18	1.29	(0.19)	(0.02)	(0.21)	11.08	12.99	0.28	0.00	2.12	35,302	13
2035 Fund
2014(5)	10.00	0.01	0.17	0.18	—	—	—	10.18	1.90	1,489.33	0.00	0.44	3	0
2040 Fund
2014(6)	10.00	0.12	1.29	1.41	(0.21)	(0.02)	(0.23)	11.18	14.13	0.39	0.00	2.13	31,236	9
2045 Fund
2014(5)	10.00	0.01	0.19	0.20	—	—	—	10.20	2.00	1,847.96	0.00	0.34	3	0
2050 Fund
2014(6)	10.00	0.12	1.28	1.40	(0.19)	(0.02)	(0.21)	11.19	14.02	0.74	0.00	2.27	11,675	14
2055 Fund
2014(5)	10.00	0.01	0.21	0.22	—	—	—	10.22	2.10	2,000.59	0.00	0.34	3	0

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014 (Unaudited).
(6)	For the six months ended February 28, 2014 (Unaudited).
(7)	Please refer to Note 5, subsection Investment Adviser Fee and Other Transactions with Affiliates, in the Notes to Financial Statements.

(See Notes which are an integral part of the Financial Statements)

20

February 28, 2014 (Unaudited)

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 28, 2014, the Corporation consisted of 40 operational portfolios. As of February 28, 2014, this semi-annual report includes 10 target retirement diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), each with Investor, Institutional, Retirement R-3 and Retirement R-6 classes of shares. As of February 28, 2014, the Corporation also consisted of 30 operational non-target retirement portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

The investment objective of each of BMO Target Retirement 2010 Fund (“2010 Fund”), BMO Target Retirement 2015 Fund* (“2015 Fund”), BMO Target Retirement 2020 Fund (“2020 Fund”), BMO Target Retirement 2025 Fund* (“2025 Fund”), BMO Target Retirement 2030 Fund (“2030 Fund”), BMO Target Retirement 2035 Fund* (“2035 Fund”), BMO Target Retirement 2040 Fund (“2040 Fund”), BMO Target Retirement 2045 Fund* (“2045 Fund”), BMO Target Retirement 2050 Fund (“2050 Fund”) and BMO Target Retirement 2055 Fund* (“2055 Fund”) is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Each Fund seeks to achieve its investment objectives by investing in a mix of affiliated BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Because the Funds invest in other mutual funds, each Fund is considered a “fund of funds.” A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

*	Fund inception date is December 27, 2013.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Investment Income, Expenses, and Distributions—Investment income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

21

Notes to Financial Statements (continued)

The Funds offer multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Securities of Other Investment Companies & Underlying Fund Investment Risk—The Funds may invest in the securities of other investment companies, including exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurements

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended February 28, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. The Funds did not hold any Level 2 or Level 3 securities during the period ended February 28, 2014. It is the Funds’ policy to recognize transfers between category levels at the end of the period.

22

BMO Funds

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Funds’ assets:

	2010 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$31,619,745	$—	$—	$31,619,745
Short-Term Investments	340,213	—	—	340,213

Total	$31,959,958	$—	$—	$31,959,958

	2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$11,140	$—	$—	$11,140
Short-Term Investments	155	—	—	155

Total	$11,295	$—	$—	$11,295

	2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$106,124,485	$—	$—	$106,124,485
Short-Term Investments	1,079,236	—	—	1,079,236

Total	$107,203,721	$—	$—	$107,203,721

	2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$16,302	$—	$—	$16,302
Short-Term Investments	138	—	—	138

Total	$16,440	$—	$—	$16,440

	2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$92,491,545	$—	$—	$92,491,545
Short-Term Investments	1,003,562	—	—	1,003,562

Total	$93,495,107	$—	$—	$93,495,107

	2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$18,059	$—	$—	$18,059
Short-Term Investments	210	—	—	210

Total	$18,269	$—	$—	$18,269

	2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$65,589,243	$—	$—	$65,589,243
Short-Term Investments	655,755	—	—	655,755

Total	$66,244,998	$—	$—	$66,244,998

	2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,935	$—	$—	$15,935
Short-Term Investments	177	—	—	177

Total	$16,112	$—	$—	$16,112

	2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$32,580,824	$—	$—	$32,580,824
Short-Term Investments	398,713	—	—	398,713

Total	$32,979,537	$—	$—	$32,979,537

	2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$12,205	$—	$—	$12,205
Short-Term Investments	164	—	—	164

Total	$12,369	$—	$—	$12,369

23

Notes to Financial Statements (continued)

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
	Six Months Ended February 28, 2014 (Unaudited)	Period Ended February 28, 2014(1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Period Ended February 28, 2014(1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$6,883,780 (2)	$2,500	$30,516,065 (2)	$10,533	$29,187,464 (2)
Institutional class of shares	793,629 (2)	2,500	3,077,676 (2)	2,500	5,043,175 (2)
Retirement class R-3 of shares	5,074,244 (2)	2,500	22,090,757 (2)	2,500	20,967,995 (2)
Retirement class R-6 of shares	21,558,238 (2)	2,500	52,717,476 (2)	2,500	35,621,989 (2)

Net proceeds from sale of shares	$34,309,891	$10,000	$108,401,974	$18,033	$90,820,623
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$89,568	$—	$536,963	$—	$552,937
Institutional class of shares	11,474	—	53,586	—	101,230
Retirement class R-3 of shares	61,234	—	336,026	—	364,920
Retirement class R-6 of shares	307,966	—	955,502	—	675,055

Net proceeds from shares issued	$470,242	$—	$1,882,077	$—	$1,694,142
Cost of shares redeemed:
Investor class of shares	$(843,640)	$—	$(2,937,280)	$(3,000)	$(888,015)
Institutional class of shares	(33,733)	—	(268,546)	—	(22,472)
Retirement class R-3 of shares	(505,216)	—	(2,595,851)	—	(2,047,424)
Retirement class R-6 of shares	(3,298,721)	—	(5,579,005)	—	(4,406,898)

Net cost of shares redeemed	$(4,681,310)	$—	$(11,380,682)	$(3,000)	$(7,364,809)

Net change resulting from fund share transactions in dollars	$30,098,823	$10,000	$98,903,369	$15,033	$85,149,956

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	686,409 (2)	250	3,038,586 (2)	1,047	2,905,665 (2)
Institutional class of shares	78,919 (2)	250	302,585 (2)	250	499,647 (2)
Retirement class R-3 of shares	505,480 (2)	250	2,196,847 (2)	250	2,066,102 (2)
Retirement class R-6 of shares	2,151,625 (2)	250	5,244,279 (2)	250	3,537,993 (2)

Net sale of shares	3,422,433	1,000	10,782,297	1,797	9,009,407
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	8,596	—	50,609	—	51,246
Institutional class of shares	1,101	—	5,051	—	9,382
Retirement class R-3 of shares	5,876	—	31,671	—	33,820
Retirement class R-6 of shares	29,555	—	90,057	—	62,563

Net shares issued	45,128	—	177,388	—	157,011
Shares redeemed:
Investor class of shares	(81,489)	—	(277,879)	(297)	(82,812)
Institutional class of shares	(3,216)	—	(25,314)	—	(2,090)
Retirement class R-3 of shares	(48,687)	—	(245,350)	—	(193,062)
Retirement class R-6 of shares	(317,431)	—	(528,480)	—	(413,827)

Net shares redeemed	(450,823)	—	(1,077,023)	(297)	(691,791)

Net change resulting from fund share transactions in shares	3,016,738	1,000	9,882,662	1,500	8,474,627

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.
(2)	Includes paid-in-capital and shares, respectively per fund, received via non-taxable in-kind subscription mergers of five corresponding affiliated unregistered collective investment trusts previously managed by the Adviser effective as of September 1, 2013. See Note 4, subsection In-Kind Transfers, in the Notes to Financial Statements for additional information.

24

BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
	Period Ended February 28, 2014(1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Period Ended February 28, 2014(1) (Unaudited)	Six Months Ended February 28, 2014 (Unaudited)	Period Ended February 28, 2014(1) (Unaudited)
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$8,197	$18,739,953 (2)	$7,199	$10,843,875 (2)	$28,571
Institutional class of shares	3,500	3,051,752 (2)	2,500	2,699,929 (2)	2,500
Retirement class R-3 of shares	2,500	10,692,210 (2)	2,500	6,388,221 (2)	2,500
Retirement class R-6 of shares	2,500	29,594,297 (2)	2,500	12,683,433 (2)	2,500

Net proceeds from sale of shares	$16,697	$62,078,212	$14,699	$32,615,458	$36,071
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$—	$376,201	$—	$191,364	$—
Institutional class of shares	—	61,347	—	50,138	—
Retirement class R-3 of shares	—	205,955	—	103,047	—
Retirement class R-6 of shares	—	614,276	—	222,871	—

Net proceeds from shares issued	$—	$1,257,779	$—	$567,420	$—
Cost of shares redeemed:
Investor class of shares	$—	$(962,828)	$—	$(478,756)	$—
Institutional class of shares	—	(158,931)	—	(99,151)	—
Retirement class R-3 of shares	—	(420,013)	—	(247,849)	—
Retirement class R-6 of shares	—	(2,129,727)	—	(2,516,855)	—

Net cost of shares redeemed	$—	$(3,671,499)	$—	$(3,342,611)	$—

Net change resulting from fund share transactions in dollars	$16,697	$59,664,492	$14,699	$29,840,267	$36,071

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	836	1,862,960 (2)	721	1,074,653 (2)	2,805
Institutional class of shares	350	300,252 (2)	250	267,737 (2)	250
Retirement class R-3 of shares	250	1,060,425 (2)	250	630,863 (2)	250
Retirement class R-6 of shares	250	2,934,094 (2)	250	1,253,741 (2)	250

Net sale of shares	1,686	6,157,731	1,471	3,226,994	3,555
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	34,577	—	17,556	—
Institutional class of shares	—	5,639	—	4,600	—
Retirement class R-3 of shares	—	18,929	—	9,454	—
Retirement class R-6 of shares	—	56,459	—	20,447	—

Net shares issued	—	115,604	—	52,057	—
Shares redeemed:
Investor class of shares	—	(88,944)	—	(44,479)	—
Institutional class of shares	—	(14,643)	—	(9,206)	—
Retirement class R-3 of shares	—	(39,235)	—	(22,970)	—
Retirement class R-6 of shares	—	(196,040)	—	(230,966)	—

Net shares redeemed	—	(338,862)	—	(307,621)	—

Net change resulting from fund share transactions in shares	1,686	5,934,473	1,471	2,971,430	3,555

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.
(2)	Includes paid-in-capital and shares, respectively per fund, received via non-taxable in-kind subscription mergers of five corresponding affiliated unregistered collective investment trusts previously managed by the Adviser effective as of September 1, 2013. See Note 4, subsection In-Kind Transfers, in the Notes to Financial Statements for additional information.

25

Notes to Financial Statements (continued)

In-Kind Transfers—The 2010 Fund, 2020 Fund, 2030 Fund, 2040 Fund and 2050 Fund initiated their holdings September 1, 2013, via non-taxable in-kind subscription mergers of five corresponding affiliated unregistered collective investment trusts previously managed by the Adviser. The characteristics of the value received are presented as follows:

Fund/Class	Paid-in-capital value received	Shares received
2010 Fund

Investor Class	$6,327,088	632,709
Institutional Class	693,975	69,397
Retirement Class R-3	4,639,907	463,991
Retirement Class R-6	20,479,098	2,047,910

Total	32,140,068	3,214,007

2020 Fund

Investor Class	28,107,616	2,810,762
Institutional Class	2,173,379	217,338
Retirement Class R-3	20,012,791	2,001,279
Retirement Class R-6	47,552,731	4,755,273

Total	97,846,517	9,784,652

2030 Fund

Investor Class	27,202,497	2,720,250
Institutional Class	4,372,379	437,238
Retirement Class R-3	16,268,254	1,626,825
Retirement Class R-6	31,648,762	3,164,876

Total	79,491,892	7,949,189

2040 Fund

Investor Class	17,249,477	1,724,948
Institutional Class	2,400,488	240,049
Retirement Class R-3	9,517,093	951,709
Retirement Class R-6	26,313,130	2,631,313

Total	55,480,188	5,548,019

2050 Fund

Investor Class	9,543,609	954,361
Institutional Class	2,387,639	238,764
Retirement Class R-3	5,368,700	536,870
Retirement Class R-6	10,694,390	1,069,439

Total	27,994,338	2,799,434

Fund/Character of value received	Value received

Affiliated issuers cost	$11,302,664
Unaffiliated issuers cost	17,101,716
Affiliated issuers net unrealized appreciation	996,948
Unaffiliated issuers net unrealized appreciation	2,723,152
Other accruals	15,588

Total	32,140,068

Affiliated issuers cost	34,450,745
Unaffiliated issuers cost	47,067,195
Affiliated issuers net unrealized appreciation	4,454,995
Unaffiliated issuers net unrealized appreciation	11,856,813
Other accruals	16,769

Total	97,846,517

Affiliated issuers cost	27,260,398
Unaffiliated issuers cost	36,697,923
Affiliated issuers net unrealized appreciation	4,211,060
Unaffiliated issuers net unrealized appreciation	11,335,296
Other accruals	(12,785)

Total	79,491,892

Affiliated issuers cost	18,454,805
Unaffiliated issuers cost	25,388,103
Affiliated issuers net unrealized appreciation	3,297,588
Unaffiliated issuers net unrealized appreciation	8,358,167
Other accruals	(18,475)

Total	55,480,188

Affiliated issuers cost	9,452,021
Unaffiliated issuers cost	13,137,723
Affiliated issuers net unrealized appreciation	1,564,670
Unaffiliated issuers net unrealized appreciation	3,849,209
Other accruals	(9,285)

Total	27,994,338

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—The Adviser does not receive an investment advisory fee for the services it performs for the Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the affiliated BMO Funds that serve as underlying funds.

The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the levels set out in the table below through December 31, 2014. This agreement may not be terminated prior to December 31, 2014 without the consent of the Funds’ Board of Directors, unless terminated due to

26

BMO Funds

the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation Exclusive of Acquired Fund Fees and Expenses				Annualized Contractual Expense Limitation Inclusive of Acquired Fund Fees and Expenses per the Funds’ Prospectus Dated December 27, 2013
Fund	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)
2010 Fund	0.33%	0.08%	0.58%	(0.07)%	0.88%	0.63%	1.13%	0.48%
2015 Fund	0.33	0.08	0.58	(0.07)	0.88	0.63	1.13	0.48
2020 Fund	0.33	0.08	0.58	(0.07)	0.94	0.69	1.19	0.54
2025 Fund	0.33	0.08	0.58	(0.07)	0.94	0.69	1.19	0.54
2030 Fund	0.37	0.12	0.62	(0.03)	1.01	0.76	1.26	0.61
2035 Fund	0.37	0.12	0.62	(0.03)	1.01	0.76	1.26	0.61
2040 Fund	0.36	0.11	0.61	(0.04)	1.01	0.76	1.26	0.61
2045 Fund	0.36	0.11	0.61	(0.04)	1.01	0.76	1.26	0.61
2050 Fund	0.36	0.11	0.61	(0.04)	1.01	0.76	1.26	0.61
2055 Fund	0.36	0.11	0.61	(0.04)	1.01	0.76	1.26	0.61

(1)	As a result of reimbursing expenses inclusive of acquired fund expenses, the Adviser reimbursed amounts in excess of the respective share classes operating expenses. The aggregate excess reimbursement is accounted for as “Excess expense reimbursement from investment adviser” on the Statements of Operations.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fee—The Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of the average daily net assets of the Fund’s Retirement Class R-3 shares.

Administrative Fee—Each Fund pays the Adviser at the annual rate of 0.15% of average daily net assets per class (except the Retirement class R-6, which does not pay an Administrative Fee).

For the period ended February 28, 2014, the Funds were charged the following Administrative Fees per class:

Fund	Investor Class	Institutional Class	Retirement Class R-3
2010 Fund	$4,823	$573	$3,536
2015 Fund(1)	1	1	1
2020 Fund	22,193	2,044	15,095
2025 Fund(1)	1	1	1
2030 Fund	22,090	3,771	14,412
2035 Fund(1)	1	1	1
2040 Fund	14,120	2,148	7,920
2045 Fund(1)	1	1	1
2050 Fund	7,914	1,998	4,512
2055 Fund(1)	1	1	1

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.

Custodian Fees—BMO Harris Bank N.A. (“BMO Harris”) is the Funds’ custodian. BMO Harris receives fees based on 0.0050% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

27

Notes to Financial Statements (continued)

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2014.

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
2010 Fund*
BMO Low Volatility Equity Fund	$—	$16,711	$71,883	$75,141	$578,727	$3,906	$10,323
BMO Dividend Income Fund	—	77,865	152,290	230,588	993,131	12,050	40,248
BMO Large-Cap Value Fund	—	99,128	235,609	194,573	801,339	4,259	73,451
BMO Mid-Cap Value Fund	—	86,374	95,679	283,006	609,608	3,318	82,720
BMO Mid-Cap Growth Fund	—	85,342	133,304	276,551	544,095	—	77,310
BMO Small-Cap Growth Fund	—	50,528	142,970	218,338	353,932	—	63,594
BMO Micro-Cap Fund	—	129,581	18,571	15,998	128,663	—	1,655
BMO Pyrford International Stock Fund	—	89,551	162,568	215,792	1,022,212	23,046	5,337
BMO Lloyd George Emerging Markets Equity Fund	—	95,730	93,681	(37,088)	704,454	11,764	(7,260)
BMO TCH Core Plus Bond Fund	—	394,481	684,810	(40,061)	5,199,542	75,715	(24,411)
BMO Monegy High Yield Bond Fund	—	62,069	83,520	35,310	828,956	23,945	9,635
BMO Lloyd George Frontier Markets Equity Fund	—	129,000	—	(2,064)	126,936	—	—
BMO Prime Money Market Fund	—	3,940,100	3,938,634	—	340,213	—	—

Totals	—	5,256,460	5,813,519	1,466,084	12,231,808	158,003	332,602

2015 Fund**
BMO Low Volatility Equity Fund	—	223	—	4	227	—	—
BMO Dividend Income Fund	—	323	—	1	324	—	—
BMO Large-Cap Value Fund	—	332	—	7	339	—	—
BMO Mid-Cap Value Fund	—	278	—	4	282	—	—
BMO Mid-Cap Growth Fund	—	243	—	10	253	—	—
BMO Small-Cap Growth Fund	—	196	—	14	210	—	—
BMO Micro-Cap Fund	—	50	—	—	50	—	—
BMO Pyrford International Stock Fund	—	425	—	10	435	—	—
BMO Lloyd George Emerging Markets Equity Fund	—	291	—	(9)	282	—	—
BMO TCH Core Plus Bond Fund	—	1,500	—	30	1,530	8	—
BMO Monegy High Yield Bond Fund	—	267	—	3	270	3	—
BMO Lloyd George Frontier Markets Equity Fund	—	49	—	—	49	—	—
BMO Prime Money Market Fund	—	45,483	45,328	—	155	—	—

Totals	—	49,660	45,328	74	4,406	11	—

28

BMO Funds

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
2020 Fund*
BMO Low Volatility Equity Fund	$—	$160,429	$182,937	$298,439	$2,344,830	$14,813	$27,512
BMO Dividend Income Fund	—	308,701	236,010	631,388	2,893,835	32,688	104,895
BMO Large-Cap Value Fund	—	443,574	424,664	834,439	3,619,667	17,610	250,754
BMO Mid-Cap Value Fund	—	530,559	438,668	1,151,186	3,224,660	17,126	436,508
BMO Mid-Cap Growth Fund	—	545,866	627,151	1,207,003	3,035,665	—	402,815
BMO Small-Cap Growth Fund	—	478,321	802,051	1,238,155	2,720,426	—	406,206
BMO Micro-Cap Fund	—	613,466	72,144	77,893	625,435	—	6,220
BMO Pyrford International Stock Fund	—	469,826	338,051	913,531	4,609,778	97,810	13,630
BMO Lloyd George Emerging Markets Equity Fund	—	789,228	430,301	(256,123)	3,750,539	59,291	(38,194)
BMO TCH Core Plus Bond Fund	—	1,938,809	1,722,346	(69,420)	11,809,634	163,429	(70,086)
BMO Monegy High Yield Bond Fund	—	354,642	150,908	81,068	2,223,691	60,694	25,530
BMO Lloyd George Frontier Markets Equity Fund	—	651,213	—	(9,557)	641,656	—	—
BMO Prime Money Market Fund	—	13,343,304	13,250,103	—	1,079,236	—	—

Totals	—	20,627,938	18,675,334	6,098,002	42,579,052	463,461	1,565,790

2025 Fund**
BMO Low Volatility Equity Fund	—	460	72	6	394	—	—
BMO Dividend Income Fund	—	521	81	4	443	—	(1)
BMO Large-Cap Value Fund	—	766	123	14	658	—	1
BMO Mid-Cap Value Fund	—	674	105	10	578	—	(1)
BMO Mid-Cap Growth Fund	—	629	103	19	546	—	1
BMO Small-Cap Growth Fund	—	582	96	29	516	—	1
BMO Micro-Cap Fund	—	136	22	1	115	—	—
BMO Pyrford International Stock Fund	—	900	141	17	778	—	2
BMO Lloyd George Emerging Markets Equity Fund	—	787	119	(5)	657	—	(6)
BMO TCH Core Plus Bond Fund	—	1,563	241	21	1,343	6	—
BMO Monegy High Yield Bond Fund	—	288	45	2	245	2	—
BMO Lloyd George Frontier Markets Equity Fund	—	156	—	(1)	155	—	—
BMO Prime Money Market Fund	—	53,752	53,614	—	138	—	—

Totals	—	61,214	54,762	117	6,566	8	(3)

2030 Fund*
BMO Low Volatility Equity Fund	—	235,902	104,138	300,060	2,414,520	14,712	21,018
BMO Dividend Income Fund	—	307,752	90,969	527,955	2,604,770	28,668	88,361
BMO Large-Cap Value Fund	—	594,680	360,920	899,806	4,126,283	20,166	269,829
BMO Mid-Cap Value Fund	—	738,526	275,159	1,055,753	3,657,530	19,090	430,913
BMO Mid-Cap Growth Fund	—	711,922	312,500	1,087,399	3,673,774	—	418,702
BMO Small-Cap Growth Fund	—	670,678	813,638	1,299,043	3,290,776	—	436,505
BMO Micro-Cap Fund	—	678,706	22,830	93,457	750,406	—	1,073
BMO Pyrford International Stock Fund	—	711,882	296,973	828,867	4,677,232	98,924	8,752
BMO Lloyd George Emerging Markets Equity Fund	—	1,093,785	419,323	(333,472)	4,171,708	66,407	(33,387)
BMO TCH Core Plus Bond Fund	—	1,260,975	1,222,679	(10,653)	4,950,242	68,023	(51,548)
BMO Monegy High Yield Bond Fund	—	162,974	90,810	28,236	902,298	24,772	10,020
BMO Lloyd George Frontier Markets Equity Fund	—	837,822	—	(12,762)	825,060	—	—
BMO Prime Money Market Fund	—	11,294,571	11,212,798	—	1,003,562	—	—

Totals	—	19,300,175	15,222,737	5,763,689	37,048,161	340,762	1,600,238

29

Notes to Financial Statements (continued)

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
2035 Fund**
BMO Low Volatility Equity Fund	$—	$499	$—	$11	$510	$—	$—
BMO Dividend Income Fund	—	520	—	6	526	—	—
BMO Large-Cap Value Fund	—	837	—	23	860	—	—
BMO Mid-Cap Value Fund	—	734	—	17	751	—	—
BMO Mid-Cap Growth Fund	—	714	—	31	745	—	—
BMO Small-Cap Growth Fund	—	647	—	43	690	—	—
BMO Micro-Cap Fund	—	161	—	1	162	—	—
BMO Pyrford International Stock Fund	—	945	—	30	975	—	—
BMO Lloyd George Emerging Markets Equity Fund	—	872	—	(11)	861	—	—
BMO TCH Core Plus Bond Fund	—	679	—	11	690	3	—
BMO Monegy High Yield Bond Fund	—	123	—	1	124	1	—
BMO Lloyd George Frontier Markets Equity Fund	—	177	—	(1)	176	—	—
BMO Prime Money Market Fund	—	52,297	52,087	—	210	—	—

Totals	—	59,205	52,087	162	7,280	4	—

2040 Fund*
BMO Low Volatility Equity Fund	—	187,999	36,692	237,792	1,993,573	11,894	17,604
BMO Dividend Income Fund	—	233,011	31,373	393,395	1,985,268	21,487	65,886
BMO Large-Cap Value Fund	—	418,442	301,347	731,371	3,319,921	16,649	220,719
BMO Mid-Cap Value Fund	—	530,965	72,842	810,473	2,858,018	14,382	326,528
BMO Mid-Cap Growth Fund	—	526,392	120,877	799,878	2,866,854	—	318,415
BMO Small-Cap Growth Fund	—	473,930	638,673	973,533	2,534,880	—	356,271
BMO Micro-Cap Fund	—	606,695	18,163	81,427	671,847	—	1,888
BMO Pyrford International Stock Fund	—	481,482	114,678	657,827	3,639,821	76,225	8,083
BMO Lloyd George Emerging Markets Equity Fund	—	775,869	177,632	(279,412)	3,372,641	52,795	(14,378)
BMO TCH Core Plus Bond Fund	—	317,200	290,680	(5,038)	1,576,547	21,684	(14,536)
BMO Monegy High Yield Bond Fund	—	38,565	—	8,315	328,086	8,632	4,122
BMO Lloyd George Frontier Markets Equity Fund	—	736,716	—	(11,394)	725,322	—	—
BMO Prime Money Market Fund	—	5,950,593	5,821,970	—	655,755	—	—

Totals	—	11,277,859	7,624,927	4,398,167	26,528,533	223,748	1,290,602

2045 Fund**
BMO Low Volatility Equity Fund	—	475	—	8	483	—	—
BMO Dividend Income Fund	—	480	—	3	483	—	—
BMO Large-Cap Value Fund	—	790	—	17	807	—	—
BMO Mid-Cap Value Fund	—	683	—	12	695	—	—
BMO Mid-Cap Growth Fund	—	670	—	25	695	—	—
BMO Small-Cap Growth Fund	—	582	—	36	618	—	—
BMO Micro-Cap Fund	—	146	—	1	147	—	—
BMO Pyrford International Stock Fund	—	865	—	20	885	—	—
BMO Lloyd George Emerging Markets Equity Fund	—	933	—	(12)	921	—	—
BMO TCH Core Plus Bond Fund	—	378	—	6	384	2	—
BMO Monegy High Yield Bond Fund	—	70	—	1	71	1	—
BMO Lloyd George Frontier Markets Equity Fund	—	179	—	(2)	177	—	—
BMO Prime Money Market Fund	—	53,386	53,209	—	177	—	—

Totals	—	59,637	53,209	115	6,543	3	—

30

BMO Funds

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
2050 Fund*
BMO Low Volatility Equity Fund	$—	$148,092	$87,495	$120,342	$989,590	$5,990	$9,159
BMO Dividend Income Fund	—	153,465	68,473	187,173	985,224	10,807	33,544
BMO Large-Cap Value Fund	—	266,729	230,793	351,002	1,642,300	8,287	113,419
BMO Mid-Cap Value Fund	—	307,835	101,686	405,218	1,413,350	7,174	161,527
BMO Mid-Cap Growth Fund	—	295,653	116,410	399,915	1,422,468	—	157,131
BMO Small-Cap Growth Fund	—	249,118	350,046	472,780	1,256,909	—	172,935
BMO Micro-Cap Fund	—	323,937	36,384	38,673	329,831	—	3,604
BMO Pyrford International Stock Fund	—	312,444	157,620	313,367	1,806,209	38,007	3,559
BMO Lloyd George Emerging Markets Equity Fund	—	496,429	205,120	(145,364)	1,683,654	26,346	(20,987)
BMO TCH Core Plus Bond Fund	—	170,015	137,282	(2,783)	815,925	11,040	(6,975)
BMO Monegy High Yield Bond Fund	—	24,439	7,832	4,674	161,783	4,331	1,872
BMO Lloyd George Frontier Markets Equity Fund	—	363,155	—	(5,701)	357,454	—	—
BMO Prime Money Market Fund	—	3,658,674	3,595,857	—	398,713	—	—

Totals	—	6,769,985	5,094,998	2,139,296	13,263,410	111,982	628,788

2055 Fund**
BMO Low Volatility Equity Fund	—	364	—	6	370	—	—
BMO Dividend Income Fund	—	369	—	1	370	—	—
BMO Large-Cap Value Fund	—	607	—	13	620	—	—
BMO Mid-Cap Value Fund	—	526	—	7	533	—	—
BMO Mid-Cap Growth Fund	—	517	—	20	537	—	—
BMO Small-Cap Growth Fund	—	448	—	30	478	—	—
BMO Micro-Cap Fund	—	122	—	—	122	—	—
BMO Pyrford International Stock Fund	—	667	—	15	682	—	—
BMO Lloyd George Emerging Markets Equity Fund	—	644	—	(17)	627	—	—
BMO TCH Core Plus Bond Fund	—	300	—	6	306	2	—
BMO Monegy High Yield Bond Fund	—	60	—	1	61	1	—
BMO Lloyd George Frontier Markets Equity Fund	—	121	—	(2)	119	—	—
BMO Prime Money Market Fund	—	46,702	46,538	—	164	—	—

Totals	—	51,447	46,538	80	4,989	3	—

*	The Funds initiated security positions effective September 1, 2013, via non-taxable in-kind subscription mergers of five corresponding affiliated unregistered collective investment trusts previously managed by the Adviser.
**	Fund inception date is December 27, 2013

Investment Transactions—The Funds, on occasion, may purchase or sell a security with another Fund or client of the Adviser pursuant to procedures approved by the Directors.

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors of one or more of the above companies, which are affiliates of the Corporation. None of the Fund officers or interested directors receives any compensation from the Funds.

31

Notes to Financial Statements (continued)

6.	Line of Credit

The Corporation, on behalf of the respective Funds, entered into a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds rate or the London Interbank Offered Rate (“LIBOR”) and includes a commitment fee of 0.12% per annum on the daily unused portion. On September 26, 2013, the amount of the LOC increased to $50 million. All other terms and conditions of the LOC agreement remained in place. No borrowings were outstanding under the LOC at February 28, 2014. The Funds that utilized the LOC during the period ended February 28, 2014 were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
2010 Fund	$2,966	1.340%
2025 Fund	138	1.340
2030 Fund	495	1.350
2040 Fund	831	1.350
2050 Fund	9,065	1.354

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 28, 2014 were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
2010 Fund	$4,686,325	$6,518,806	$—	$—
2015 Fund(1)	10,959	0	—	—
2020 Fund	19,370,874	17,301,256	—	—
2025 Fund(1)	18,950	2,946	—	—
2030 Fund	18,271,469	11,650,131	—	—
2035 Fund(1)	17,594	0	—	—
2040 Fund	10,511,331	5,505,058	—	—
2045 Fund(1)	15,622	0	—	—
2050 Fund	6,224,838	4,140,476	—	—
2055 Fund(1)	11,977	0	—	—

(1)	Reflects operations for the period from December 27, 2013 (inception date) to February 28, 2014.

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization, and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with the Financial Accounting Standards Board (“FASB”) interpretation Accounting for Uncertainty in Income Taxes, which provides guidance for how uncertain tax provisions should be recognized, measured, presented, and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds, have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2014. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

32

BMO Funds

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
2010 Fund	$26,989,148	$5,224,161	$(253,351)	$4,970,810
2015 Fund	11,114	190	(9)	181
2020 Fund	84,457,405	23,584,750	(838,434)	22,746,316
2025 Fund	16,151	300	(11)	289
2030 Fund	70,995,722	23,156,811	(660,988)	22,495,823
2035 Fund	17,804	485	(20)	465
2040 Fund	49,224,893	17,440,532	(420,427)	17,020,105
2045 Fund	15,804	328	(20)	308
2050 Fund	24,900,712	8,297,753	(218,928)	8,078,825
2055 Fund	12,139	250	(20)	230

9.	Subsequent Events

Management of the Funds have evaluated the impact of all subsequent events on the Funds through the date the financials were issued, and has determined that here were no subsequent events requiring recognition or disclosure in the financial statements.

33

Shareholder Report Disclosure of Directors’ Approval of Advisory Contracts

Approval of Investment Advisory Agreement for BMO Target Retirement 2010 Fund, BMO Target Retirement 2020 Fund, BMO Target Retirement 2030 Fund, BMO Target Retirement 2040 Fund and BMO Target Retirement 2050 Fund

At a meeting held on May 7 and 8, 2013 (the “Meeting”), the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered the initial approval of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of BMO Target Retirement 2010 Fund, BMO Target Retirement 2020 Fund, BMO Target Retirement 2030 Fund, BMO Target Retirement 2040 Fund and BMO Target Retirement 2050 Fund (each a “New Fund” and collectively the “New Funds”).

During the Meeting, the Board met in person with management of the Adviser, who outlined the objectives and principal investment strategies for each New Fund, including the investment approach and process for selecting funds and managers for the New Funds. Representatives of the Adviser described in detail each New Fund’s glidepath, asset allocation ranges and mix of proprietary, non-proprietary, actively-managed and passively-managed funds to be included in each investment strategy. The Board and management discussed the current managed asset allocation portfolios (“MAAPs”) sponsored by the Adviser and the proposed conversion of the MAAPs’ assets into the New Funds. The Board then considered the capabilities of the investment team, including performance records of the MAAPs, and the benefits of a mutual fund structure for the MAAP assets. The Board discussed the nature and quality of services to be provided by each investment team, the classes proposed to be offered, the fee and expense structure of each New Fund, the anticipated growth of the New Funds, the potential for economies of scale, the daily pricing and liquidity of the mutual funds and the pricing procedures of the New Funds. The Board, including the Independent Directors, was satisfied with the proposed products, the capabilities of the Adviser and the investment teams to adequately manage the new products, and the relative fees and expenses. The Board also considered that the proposed conversion would be in the best interests of shareholders and that their interests would not be diluted following conversion. The Independent Directors also met separately in executive session with their independent legal counsel to review and consider the information provided by the Adviser regarding the proposed Advisory Agreement for the New Funds.

The Independent Directors considered, among other factors, the Adviser’s long-term relationship with the Corporation and the services the Adviser provides for other funds of the Corporation. The Independent Directors noted that, in evaluating the Advisory Agreement, they were taking into account their accumulated experience as Independent Directors in working with the Adviser on matters relating to the Corporation’s other funds. Based on their review, the Independent Directors concluded that it was in the best interests of the New Funds to approve the Advisory Agreement and, accordingly, recommended that the Board approve the Advisory Agreement. In reaching its decision, the Board considered materials relevant to its review of the Advisory Agreement, including a copy of the proposed Advisory Agreement, information regarding each New Fund’s investment strategy, personnel, compliance program and operations, information regarding the Adviser’s financial condition, and other information provided in response to the requirements of Section 15(c) of the Investment Company Act of 1940, as amended. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of the services to be provided by the Adviser to the New Funds, the Board reviewed information describing the resources and key personnel of the Adviser, including the personnel who would provide investment management services to the New Funds. The Board considered the capabilities of the respective investment teams, including performance expectations and capacity. The Board also considered the administrative services that the Adviser would provide for the New Funds and took into account its review of the advisory functions and other services performed by the Adviser for the Corporation’s other funds. The Board also considered the Adviser’s experience in managing new funds.

Based upon this review, the Board concluded that the nature, quality and extent of the services to be provided to the New Funds by the Adviser are expected to be satisfactory.

Performance Information

The Board reviewed performance data for the MAAPs for various periods ended March 31, 2013. The Board concluded that the performance history of the MAAPs was in line with each of the New Fund’s Morningstar Inc. and Lipper Inc. peer group averages.

Costs of Services Provided and Profitability

The Board reviewed information regarding each New Fund’s fees and expenses, noting that the New Funds would not pay a management fee to the Adviser. The Board then reviewed each Fund’s net expense ratio according to its Lipper peer group ranking. The Board considered that the Adviser has agreed to a contractual expense limitation for each New Fund through December 31, 2014 (the “Expense Limitation”), and that the net expense ratio for the New Fund takes into account the effect of the Expense Limitation. The Board noted that two classes of the New Funds were within one of the top two quartiles of their peer groups with respect to their net expense ratios and that the other two proposed classes of the Funds are in the two lower quartiles with respect to their net expense ratios. The Board and management of the Adviser discussed the two classes within the lower quartiles for net expenses. The Adviser informed the Board that those class’ fee structures are tailored to specific investors and/or plan sponsors.

34

BMO Funds

The Board also noted that because the New Funds were newly organized and had no assets, the Adviser did not provide profitability information. The Board considered the proposed Expense Limitation Agreement and concluded that profitability was not expected to be unreasonable.

On the basis of the information provided and in light of the fact that no management fee is paid by the New Funds, the Board concluded that the terms of the Advisory Agreement for each New Fund are reasonable, taking into account the nature, quality and extent of services to be provided by the Adviser.

Economies of Scale

The Board did not consider the extent to which economies of scale would be realized as the New Funds grow because the New Funds would not be paying management fees to the Adviser.

Other Benefits to the Adviser

The Board considered benefits that accrue to the Adviser and its affiliates from their contractual relationships with the New Funds, including administration and custody fees. Taking into account these benefits, the Board concluded that the terms of the Advisory Agreement for each New Fund are reasonable.

Conclusion

After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Board concluded that the terms of the Advisory Agreement are fair and reasonable and that approval of the Advisory Agreement is in the best interests of each applicable New Fund, taking into consideration the nature, extent and quality of services to be provided, proposed fee and expense levels, economies of scale and other benefits to the Adviser.

Approval of Investment Advisory Agreement for BMO Target Retirement 2015 Fund, BMO Target Retirement 2025 Fund, BMO Target Retirement 2035 Fund, BMO Target Retirement 2045 Fund and BMO Target Retirement 2055 Fund

At a meeting held on November 5 and 6, 2013 (the “Meeting”), the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered the initial approval of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of BMO Target Retirement 2015 Fund, BMO Target Retirement 2025 Fund, BMO Target Retirement 2035 Fund, BMO Target Retirement 2045 Fund and BMO Target Retirement 2055 Fund (each a “New Fund” and collectively the “New Funds”).

During the Meeting, the Board met in person with management of the Adviser, who outlined the objectives and principal investment strategies for each New Fund, including the investment approach and process for selecting funds and managers for the New Funds. Representatives of the Adviser described each New Fund’s glidepath, asset allocation ranges and mix of proprietary, non-proprietary, actively-managed and passively-managed funds to be included in each investment strategy and noted that the New Funds are similar to the existing retirement target date funds and are being proposed in order to complete the target retirement lineup. The Board then considered the rationale for launching the New Funds within the mutual fund family, the capabilities of the investment team, including performance records and capacity, the competitive landscape and schedule for launch. The Board then discussed the nature and quality of services to be provided by the investment team, the classes proposed to be offered, the fee and expense structure of each New Fund, the anticipated growth of the New Funds and the potential for economies of scale. The Board, including the Independent Directors, was satisfied with the proposed products, the capabilities of the Adviser and the investment teams to adequately manage the new products, and the relative fees and expenses. The Independent Directors also met separately in executive session with their independent legal counsel to review and consider the information provided by the Adviser regarding the proposed Advisory Agreement for the New Funds.

The Independent Directors considered, among other factors, the Adviser’s long-term relationship with the Corporation and the services the Adviser provides for other funds of the Corporation. The Independent Directors noted that, in evaluating the Advisory Agreement, they were taking into account their accumulated experience as Independent Directors in working with the Adviser on matters relating to the Corporation’s other funds. Based on their review, the Independent Directors concluded that it was in the best interests of the New Funds to approve the Advisory Agreement and, accordingly, recommended that the Board approve the Advisory Agreement. In reaching its decision, the Board considered materials relevant to its review of the Advisory Agreement, including a copy of the proposed Advisory Agreement, information regarding each New Fund’s investment strategy, personnel, compliance program and operations, information regarding the Adviser’s financial condition, and other information provided in response to the requirements of Section 15(c) of the Investment Company Act of 1940, as amended. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of the services to be provided by the Adviser to the New Funds, the Board reviewed information describing the resources and key personnel of the Adviser, including the personnel who would provide investment management services to the New Funds. The Board considered the capabilities of the respective investment teams,

35

Shareholder Report Disclosure of Directors’ Approval of Advisory Contracts (continued)

including performance expectations and capacity. The Board also considered the administrative services that the Adviser would provide for the New Funds and took into account its review of the advisory functions and other services performed by the Adviser for the Corporation’s other funds. The Board also considered the Adviser’s experience in managing new funds.

Based upon this review, the Board concluded that the nature, quality and extent of the services to be provided to the New Funds by the Adviser are expected to be satisfactory.

Performance Information

As the New Funds are newly created series, the Board did not review performance information for the New Funds. The Board did review performance data for the existing retirement target date funds (which was based on managed asset allocation portfolios managed by the Adviser prior to conversion to into the existing retirement target date funds).

Costs of Services Provided and Profitability

The Board reviewed information regarding each New Fund’s fees and expenses, noting that the New Funds would not pay a management fee to the Adviser. The Board considered that the New Funds’ expense ratios would be similar to the existing retirement target date funds. In addition, the Board considered that the Adviser has agreed to a contractual expense limitation for each New Fund through December 31, 2014 (the “Expense Limitation”), and that the net expense ratio for the New Fund takes into account the effect of the Expense Limitation.

The Board also noted that because the New Funds were newly organized and had no assets, the Adviser did not provide profitability information. The Board considered the proposed Expense Limitation Agreement and concluded that profitability was not expected to be unreasonable.

On the basis of the information provided and in light of the fact that no management fee is paid by the New Funds, the Board concluded that the terms of the Advisory Agreement for each New Fund are reasonable, taking into account the nature, quality and extent of services to be provided by the Adviser.

Economies of Scale

The Board did not consider the extent to which economies of scale would be realized as the New Funds grow because the New Funds would not be paying management fees to the Adviser.

Other Benefits to the Adviser

The Board considered benefits that accrue to the Adviser and its affiliates from their contractual relationships with the New Funds, including administration and custody fees. Taking into account these benefits, the Board concluded that the terms of the Advisory Agreement for each New Fund are reasonable.

Conclusion

After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Board concluded that the terms of the Advisory Agreement are fair and reasonable and that approval of the Advisory Agreement is in the best interests of each applicable New Fund, taking into consideration the nature, extent and quality of services to be provided, proposed fee and expense levels, economies of scale and other benefits to the Adviser.

36

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD

U.S. POSTAGE

PAID

LANCASTER, PA

PERMIT NO. 1793

BMO Funds U.S. Services

P.O. Box 55931

Boston, MA 02205-5931

1-800-236-FUND (3863)

414-287-8555

www.bmofunds.com

M&I Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

© 2014 BMO Financial Group	Investment Products are: Not FDIC Insured	No Bank Guarantee	May Lose Value

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, and BMO Intermediate Tax-Free Fund, are filed under this Item.

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS –

As of February 28, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 95.0%

Alabama - 1.4%
Alabama Board of Education, 4.000%, 7/1/2020, Call 7/1/2018	$1,405,000	$1,493,164
Alabama Drinking Water Finance Authority, AMBAC, 5.000%, 8/15/2014	500,000	508,280
Alabama Private Colleges & Universities Facilities Authority, AGC, 5.000%, 9/1/2015	360,000	381,668
Health Care Authority for Baptist Health, 0.500%, 11/1/2042 (3)	5,750,000	5,750,000
Health Care Authority for Baptist Health, AGC, 0.740%, 11/15/2037, Call 3/7/2014 (3) (14)	525,000	525,000
University of South Alabama, NATL-RE FGIC, 5.000%, 3/15/2023, Call 4/3/2014	100,000	100,235

		8,758,347
Arizona - 2.9%
Arizona Health Facilities Authority:
1.880%, 2/5/2020, Call 8/9/2019 (3)	3,250,000	3,198,780
1.880%, 2/5/2020, Call 8/9/2019 (3)	750,000	737,407
2.000%, 2/1/2015	1,000,000	1,011,980
3.000%, 2/1/2016	1,500,000	1,548,405
4.000%, 7/1/2015	140,000	146,315
Arizona Health Facilities Authority, NATL-RE FGIC, 5.500%, 6/1/2014	1,130,000	1,138,837
Arizona School Facilities Board, 4.000%, 9/1/2014	100,000	101,816
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	225,000	235,035
County of Cochise, AMBAC, 4.500%, 8/1/2016, Call 4/3/2014	600,000	603,942
Glendale Industrial Development Authority, 4.000%, 12/1/2014	1,815,000	1,856,727
Maricopa County Pollution Control Corp.:
1.750%, 5/30/2018 (3)	500,000	496,755
6.000%, 5/1/2014 (3)	1,500,000	1,512,930
6.000%, 5/1/2014 (3)	500,000	504,295
Pima County Industrial Development Authority:
3.000%, 7/1/2014	135,000	135,293
4.000%, 7/1/2016	305,000	308,837
Pinal County Electric District No. 3, 4.000%, 7/1/2014	1,000,000	1,008,570
Scottsdale Industrial Development Authority, FSA, 1.100%, 9/1/2045, Call 3/4/2014 (3) (14)	3,875,000	3,875,000
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2015, Call 7/1/2014	100,000	101,420

		18,522,344
Arkansas - 0.7%
City of Bentonville, NATL-RE, 6.400%, 12/1/2014	200,000	207,532
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	1,110,000	1,115,827
City of Fort Smith:
1.000%, 5/1/2029, Call 5/1/2024	630,000	631,247
2.375%, 5/1/2027, Call 5/1/2022	515,000	517,189
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	1,500,000	1,500,105
City of North Little Rock, 2.625%, 5/1/2016	350,000	357,270
County of Jefferson, AGM, 3.000%, 6/1/2014	450,000	451,769

		4,780,939
California - 7.6%
Abag Finance Authority for Nonprofit Corporations, 4.300%, 7/1/2016, Call 7/1/2015	100,000	107,448
Bay Area Toll Authority, 1.130%, 4/1/2024, Call 10/1/2023 (3)	1,750,000	1,749,982
California Health Facilities Financing Authority, 3.500%, 8/15/2014	250,000	253,235
California Infrastructure & Economic Development Bank, AMBAC:
0.260%, 10/1/2017, Call 3/4/2014 (3) (14)	1,175,000	1,129,103
0.260%, 10/1/2018, Call 3/6/2014 (3) (14)	1,525,000	1,460,613
California Municipal Finance Authority, 1.125%, 2/1/2017 (3)	1,500,000	1,503,885
California Statewide Communities Development Authority:
0.530%, 9/6/2035, Call 3/3/2014 (3) (5) (6)	1,000,000	1,000,000
3.500%, 11/1/2018 (4)	1,250,000	1,251,562
California Statewide Communities Development Authority, AGM:
2.000%, 10/1/2015	190,000	192,717
2.000%, 10/1/2016	120,000	122,026

City of Fresno, NATL-RE FGIC, 5.250%, 6/1/2015, Call 4/3/2014	525,000	526,701
City of Lodi, NATL-RE:
4.500%, 10/1/2016, Call 10/1/2014	175,000	179,384
5.500%, 10/1/2017, Call 10/1/2014	175,000	180,383
City of Yucaipa:
3.000%, 9/1/2014	425,000	427,554
3.000%, 9/1/2015	345,000	348,312
County of Mendocino, AGM, 3.000%, 6/1/2014	985,000	989,058
Golden State Tobacco Securitization Corp., AMBAC, 5.000%, 6/1/2014	150,000	151,440
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	99,120
Kaweah Delta Health Care District:
4.000%, 6/1/2014	280,000	282,125
4.000%, 6/1/2015	125,000	129,573
4.000%, 6/1/2016	490,000	520,326
Long Beach Bond Finance Authority, 5.000%, 11/15/2015	110,000	116,893
Los Angeles Convention & Exhibit Center Authority, AMBAC, 3.500%, 8/15/2014	50,000	50,706
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.348%, 7/1/2027 (3) (14)	225,000	205,771
Los Angeles County Public Works Financing Authority, NATL-RE, 5.000%, 12/1/2015	100,000	108,035
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 8/1/2015	40,000	41,514
Mendota Unified School District, 0.000%, 8/1/2018, Call 8/1/2015	1,275,000	1,115,459
Montebello Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	300,000	282,594
Northern California Gas Authority No. 1, 0.795%, 7/1/2019 (3)	7,000,000	6,775,090
Oak Valley Hospital District, NATL-RE FGIC, 5.000%, 7/1/2014	225,000	228,395
Pittsburg Infrastructure Financing Authority, AGM, 3.000%, 9/2/2014	390,000	392,644
Poway Unified School District Public Financing Authority, 2.000%, 9/15/2015	640,000	642,784
Puttable Floating Option Tax-Exempt Receipts:
0.380%, 2/1/2025 (3) (5) (6)	1,940,000	1,940,000
0.460%, 8/1/2030, Call 4/3/2014 (3) (5) (6)	5,060,000	5,060,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.310%, 8/1/2037, Call 8/1/2017 (3) (5) (6)	2,500,000	2,500,000
Redwood City Redevelopment Agency, AMBAC, 5.250%, 7/15/2015, Call 4/3/2014	220,000	220,348
Richland School District, AGM, 0.000%, 8/1/2015	210,000	205,634
Roseville Joint Union High School District, 0.000%, 8/1/2014	415,000	414,680
Salida Area Public Facilities Financing Agency:
3.000%, 9/1/2014	460,000	463,146
3.000%, 9/1/2015	715,000	732,010
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2014	80,000	81,599
San Bernardino City Unified School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	99,283
San Bernardino County Flood Control District, AMBAC, 4.000%, 8/1/2014, Call 4/3/2014	125,000	125,318
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2014	755,000	760,164
Sierra View Local Health Care District, 4.600%, 7/1/2015	100,000	103,214
Southern California Public Power Authority, 5.000%, 11/1/2014	1,000,000	1,025,260
Southern Mono Health Care District, 2.000%, 8/1/2014	400,000	402,036
State of California:
0.939%, 12/3/2018, Call 6/1/2018 (3)	950,000	961,106
5.125%, 4/1/2024, Call 4/3/2014	600,000	602,058
5.200%, 3/1/2014	75,000	75,000
State of California, FSA, 0.360%, 8/1/2027 (3) (5) (6)	7,480,000	7,480,000
Stockton Unified School District, 3.000%, 7/1/2015	430,000	444,844
Turlock Unified School District, BAM, 2.000%, 6/1/2014	430,000	431,445
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 5/1/2014 (3)	2,000,000	2,000,280
Victor Elementary School District, NATL-RE, 0.000%, 6/1/2015	270,000	264,786

		48,956,643
Colorado - 5.2%
City & County of Denver, AGC:
0.460%, 11/15/2025, Call 3/3/2014 (3) (14)	850,000	850,000
0.465%, 11/15/2025, Call 3/5/2014 (3) (14)	1,000,000	1,000,000
Colorado Educational & Cultural Facilities Authority:
2.000%, 7/15/2015	215,000	214,624
3.000%, 6/1/2016	255,000	258,981
Colorado Educational & Cultural Facilities Authority, CIFG, 4.000%, 6/1/2014	300,000	302,175
Colorado Educational & Cultural Facilities Authority, XLCA:
5.000%, 6/15/2014	165,000	166,614
5.250%, 6/1/2024, Call 6/1/2014	700,000	703,479

Colorado Health Facilities Authority:
3.000%, 12/1/2014	425,000	429,505
3.000%, 12/1/2014	140,000	142,232
4.000%, 2/1/2017	310,000	327,053
4.000%, 2/1/2018	175,000	185,511
5.000%, 11/15/2014	330,000	341,058
5.000%, 9/1/2020, Call 9/1/2015	670,000	698,334
Colorado Health Facilities Authority, RADIAN:
5.000%, 5/15/2014	250,000	251,837
5.000%, 5/15/2015	245,000	254,276
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2015	525,000	537,736
Colorado Water Resources & Power Development Authority, NATL-RE, 5.000%, 9/1/2016, Call 9/1/2014	185,000	189,364
Cordillera Metropolitan District, RADIAN, 5.000%, 12/1/2014	175,000	178,344
Denver Health & Hospital Authority:
5.000%, 12/1/2019, Call 12/1/2016	200,000	217,304
5.000%, 12/1/2020, Call 12/1/2016	1,730,000	1,870,009
E-470 Public Highway Authority:
1.210%, 8/31/2017, Call 3/1/2017 (3) (4)	4,600,000	4,601,334
2.750%, 9/1/2014 (3)	2,000,000	2,000,000
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	100,000	108,360
Goldsmith Metropolitan District, 1.400%, 12/1/2034, Call 4/1/2014 (3)	4,960,000	4,960,000
Park Creek Metropolitan District, AGC, 5.000%, 12/1/2015	100,000	105,734
Puttable Floating Option Tax-Exempt Receipts, 0.380%, 12/1/2028 (3)	7,100,000	7,100,000
University of Colorado, NATL-RE, 0.280%, 6/1/2025 (3)	5,415,000	5,415,000

		33,408,864
Connecticut - 1.2%
City of West Haven, 4.000%, 8/1/2014	100,000	101,408
JPMorgan Chase Putters/Drivers Trust, 0.240%, 6/27/2014 (3) (5) (6)	4,995,000	4,995,000
State of Connecticut, 0.380%, 1/1/2017, Call 3/3/2014 (3)	2,500,000	2,500,000

		7,596,408
District of Columbia - 0.9%
District of Columbia, AGC, 0.280%, 7/15/2017 (3) (5) (6)	5,310,000	5,310,000
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2015	550,000	537,482

		5,847,482
Florida - 6.4%
Brevard County Health Facilities Authority, 5.000%, 4/1/2016	125,000	134,665
Canaveral Port Authority, NATL-RE FGIC, 4.000%, 6/1/2016, Call 6/1/2015	175,000	179,322
Citizens Property Insurance Corp., 4.000%, 6/1/2015	25,000	26,159
Citizens Property Insurance Corp., AGM, 3.250%, 6/1/2014	200,000	201,494
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2015	100,000	104,709
City of Atlantic Beach, 2.000%, 11/15/2014	200,000	200,122
City of Gulf Breeze, 1.750%, 12/1/2015 (3)	9,000,000	9,024,480
City of Lakeland, NATL-RE, 0.000%, 10/1/2014	100,000	99,556
City of Melbourne Water & Sewer Revenue, NATL-RE FGIC, 0.000%, 10/1/2015	120,000	115,206
City of Port St. Lucie:
1.200%, 7/1/2014	615,000	615,000
1.500%, 7/1/2015	855,000	856,556
City of Port St. Lucie, AGM, 1.750%, 9/1/2014	420,000	420,000
City of St. Petersburg, NATL-RE FGIC, 5.000%, 10/1/2014	300,000	307,143
City of Tampa, 3.000%, 9/1/2016	800,000	835,408
City of Tampa, NATL-RE, 5.500%, 11/15/2014	150,000	155,578
County of Bay, 3.500%, 9/1/2016	230,000	225,223
County of Citrus, XLCA, 0.309%, 1/1/2018 (3) (14)	1,925,000	1,860,665
County of Collier, AMBAC, 5.000%, 6/1/2019, Call 6/1/2015	215,000	225,094
County of Madison, 2.000%, 11/1/2014, Call 5/1/2014	10,000,000	10,008,700
County of Miami-Dade, XLCA, 4.000%, 10/1/2015	150,000	158,820
Emerald Coast Utilities Authority, NATL-RE FGIC, 0.000%, 1/1/2015	60,000	58,355
Florida Governmental Utility Authority, 2.000%, 10/1/2016	245,000	249,136
Florida Higher Educational Facilities Financial Authority:
3.000%, 4/1/2014	300,000	300,516
4.000%, 4/1/2014	255,000	255,439
4.000%, 4/1/2015	150,000	155,262
4.000%, 4/1/2016	100,000	106,073
Florida Municipal Power Agency, AMBAC:
0.058%, 10/1/2021 (3) (14)	325,000	298,907
0.070%, 10/1/2021, Call 3/6/2014 (3) (14)	250,000	229,928

Golden Knights Corp., NATL-RE, 4.000%, 3/1/2014	350,000	350,000
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016	750,000	833,092
Hillsborough County Industrial Development Authority, 4.000%, 10/1/2015	750,000	784,770
Manatee County School District, AGM, 4.000%, 7/1/2017, Call 7/1/2015	200,000	205,534
Miami Beach Health Facilities Authority, 3.000%, 11/15/2015	750,000	774,495
Miami-Dade County Expressway Authority, 0.710%, 4/10/2014, Call 3/3/2014 (3) (5) (6)	5,000,000	5,000,000
Miami-Dade County School Board, AGM, 5.375%, 8/1/2014	150,000	153,164
Mid-Bay Bridge Authority, AGC, 5.000%, 10/1/2016	200,000	215,020
Northern Palm Beach County Improvement District, NATL-RE, 4.000%, 8/1/2017, Call 8/1/2015	300,000	309,963
Orlando Community Redevelopment Agency:
3.000%, 4/1/2014	1,005,000	1,005,050
3.000%, 4/1/2014	220,000	220,328
5.000%, 4/1/2015	1,835,000	1,876,526
5.000%, 4/1/2015	500,000	518,920
Palm Beach County Health Facilities Authority, 5.350%, 10/1/2014, Call 4/3/2014	1,000,000	1,002,340
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015	100,000	105,002
St. Johns County School Board, NATL-RE, 4.100%, 7/1/2014	400,000	404,812
Volusia County School Board, AGM, 3.800%, 10/1/2014	100,000	101,385

		41,267,917
Georgia - 3.0%
City of Atlanta, 1.604%, 11/1/2018, Call 5/1/2018 (3)	2,750,000	2,787,840
City of Atlanta, FSA, 0.330%, 11/1/2043 (3)	7,000,000	7,000,000
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	265,000	283,651
Fulton County Development Authority, 5.000%, 3/15/2016	1,365,000	1,481,243
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	1,070,000	909,083
Georgia School Boards Association, Inc., NATL-RE, 3.750%, 12/1/2015	200,000	211,382
Main Street Natural Gas, Inc.:
5.000%, 3/15/2014	435,000	435,557
5.000%, 3/15/2015	95,000	98,349
Milledgeville & Baldwin County Development Authority, AMBAC, 0.665%, 10/1/2016 (3)	655,000	652,563
Municipal Electric Authority of Georgia, NATL-RE-IBC-BNY, 6.500%, 1/1/2017	45,000	48,460
Private Colleges & Universities Authority:
4.000%, 10/1/2014	100,000	101,591
4.000%, 10/1/2015	1,535,000	1,585,655
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.410%, 10/1/2024, Call 10/1/2017 (3) (5) (6)	4,000,000	4,000,000

		19,595,374
Idaho - 0.0%
North Idaho College Dormitory Housing Commission, 2.000%, 5/1/2014	100,000	100,183
Illinois - 6.6%
Barclays Capital Municipal Trust Receipts, 0.280%, 12/1/2030, Call 12/1/2021 (3) (5) (6)	4,000,000	4,000,000
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2014, Call 4/3/2014	1,335,000	1,339,526
City of Chicago, 0.350%, 1/1/2034, Call 3/3/2014 (3)	11,955,000	11,955,000
City of Chicago, NATL-RE:
5.250%, 1/1/2016, Call 4/3/2014	200,000	200,710
5.250%, 1/1/2017, Call 4/3/2014	840,000	842,940
City of Chicago, NATL-RE FGIC, 0.000%, 1/1/2016	150,000	146,499
City of Joliet, 4.000%, 1/1/2015	125,000	128,805
City of Springfield:
5.000%, 3/1/2016	300,000	320,742
5.000%, 3/1/2017	350,000	384,272
City of Springfield, NATL-RE:
3.800%, 3/1/2014	300,000	300,000
4.000%, 3/1/2015	75,000	77,586
5.000%, 3/1/2014	1,485,000	1,485,000
5.000%, 3/1/2015	790,000	818,551
City of United City of Yorkville, AMBAC, 4.000%, 12/30/2014	200,000	205,116
City of Waukegan, AGM, 4.000%, 12/30/2015	535,000	558,321
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2015	65,000	61,879
County of Cook, AMBAC, 5.000%, 11/15/2016, Call 5/15/2014	765,000	779,367
County of Du Page, AGM, 5.000%, 1/1/2017, Call 7/1/2015	455,000	475,639
Eastern Illinois University, AMBAC, 5.000%, 4/1/2015	200,000	207,482

Illinois Finance Authority:
2.150%, 5/15/2014	275,000	274,851
2.400%, 5/15/2015	300,000	298,107
2.700%, 5/15/2016	375,000	370,890
4.000%, 4/1/2014	30,000	30,081
4.000%, 5/15/2015	250,000	259,520
5.000%, 11/1/2014	100,000	102,760
5.000%, 12/15/2016, Call 12/1/2015	392,000	388,370
5.000%, 7/1/2017	140,000	151,040
Illinois Finance Authority, NATL-RE, 5.500%, 11/15/2015	75,000	79,492
Illinois Finance Authority, XLCA, 5.000%, 8/1/2015	50,000	52,439
Kane County School District No. 129 West Aurora, NATL-RE FGIC, 5.000%, 2/1/2015	350,000	364,535
Kendall, Kane & Will Counties Community Unit School District No. 308:
3.000%, 10/1/2014	155,000	157,345
4.000%, 10/1/2015	70,000	73,900
Lake County Community Consolidated School District No. 3 Beach Park, NATL-RE, 8.750%, 1/1/2015	850,000	891,344
Lake County School District No. 37 Gavin, FSA, 0.000%, 12/1/2014	400,000	393,700
Mason Hospital District, RADIAN, 7.250%, 12/1/2015	155,000	162,328
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2015	25,000	24,939
0.000%, 1/1/2015	75,000	74,053
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2023, Call 6/1/2016	250,000	272,840
Northern Cook County Solid Waste Agency, NATL-RE, 5.000%, 5/1/2015	505,000	526,175
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2023, Call 1/1/2018	1,115,000	1,191,589
Quad Cities Regional Economic Development Authority:
3.000%, 10/1/2014	125,000	125,706
3.000%, 10/1/2016	200,000	201,728
Railsplitter Tobacco Settlement Authority:
3.125%, 6/1/2014	1,040,000	1,046,885
5.000%, 6/1/2017	20,000	22,461
Saint Clair County School District No. 118 Belleville, AMBAC, 0.000%, 12/1/2014	200,000	195,080
Southwestern Illinois Development Authority, AGM:
4.500%, 12/1/2014	250,000	256,910
5.250%, 2/1/2023, Call 2/1/2017	1,165,000	1,255,241
State of Illinois:
3.000%, 2/1/2016	2,000,000	2,090,420
4.000%, 3/1/2014	250,000	250,000
4.000%, 4/1/2016	200,000	213,768
5.000%, 3/1/2014	35,000	35,000
5.000%, 3/1/2014	65,000	65,000
5.000%, 3/1/2015	225,000	225,000
State of Illinois, FSA, 5.500%, 12/15/2014, Call 4/3/2014	200,000	200,762
Town of Cicero, NATL-RE FGIC, 4.125%, 12/1/2014	300,000	307,422
Town of Cicero, XLCA, 5.250%, 1/1/2018, Call 1/1/2015	300,000	312,312
Village of Bensenville, CIFG, 5.000%, 4/1/2016	700,000	741,090
Village of Bolingbrook, NATL-RE, 3.875%, 3/1/2015	200,000	202,708
Village of Bourbonnais, 4.500%, 11/1/2015	210,000	218,713
Village of Bridgeview, AMBAC, 3.300%, 12/1/2015, Call 4/3/2014	330,000	330,023
Village of Cary, RADIAN, 4.400%, 3/1/2016	285,000	285,162
Village of Elwood, RADIAN, 4.200%, 3/1/2016, Call 4/3/2014	100,000	100,216
Village of Franklin Park, AGM, 4.000%, 7/1/2014	205,000	206,615
Village of Franklin Park, AMBAC, 5.000%, 7/1/2015, Call 4/3/2014	1,250,000	1,251,850
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	101,349
Village of Glenwood, AGM, 3.000%, 12/1/2014	165,000	166,360
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2014	100,000	97,906
Village of Rosemont, BAM, 2.000%, 12/1/2014	275,000	277,546
Village of Sauk Village, RADIAN, 5.350%, 12/1/2014, Call 4/3/2014	75,000	75,056
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2014	285,000	281,286
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2015	225,000	220,826
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2014	100,000	99,686
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2015	275,000	290,370
5.750%, 6/1/2023, Call 6/1/2018	300,000	334,620

		42,512,810

Indiana - 4.1%
City of Goshen Sewage Works Revenue, NATL-RE, 3.800%, 1/1/2018, Call 4/3/2014	615,000	615,978
City of Greenwood, 4.000%, 10/1/2014	100,000	101,678
County of Jasper, NATL-RE, 5.600%, 11/1/2016	200,000	218,798
County of Knox, 3.000%, 4/1/2015	200,000	204,212
County of Lake:
2.000%, 1/15/2015	545,000	547,785
2.000%, 7/15/2015	335,000	336,886
2.000%, 1/15/2016	555,000	558,236
2.000%, 1/15/2017	285,000	285,946
Franklin Community Multi-School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 1/15/2016	250,000	270,570
Gary Community School Corp., State Aid Withholding:
2.000%, 1/15/2016	255,000	262,510
2.000%, 1/15/2017	520,000	534,331
Indiana Bond Bank, 0.460%, 4/15/2017 (3) (5) (6)	7,000,000	7,000,000
Indiana Finance Authority:
0.520%, 9/15/2014, Call 4/3/2014 (3)	500,000	500,260
2.200%, 2/1/2016, Call 8/1/2015	4,450,000	4,454,272
3.000%, 10/1/2014	3,050,000	3,095,628
4.000%, 7/1/2015	100,000	104,701
Indiana Finance Authority, NATL-RE, 5.000%, 7/1/2014	150,000	152,333
Indiana Health & Educational Facilities Financing Authority, 5.250%, 3/1/2016	710,000	765,763
Indiana Health Facility Financing Authority, 5.000%, 6/1/2014 (3)	225,000	227,549
Indiana Municipal Power Agency, NATL-RE, 5.500%, 1/1/2016	115,000	117,728
North West Hendricks Middle School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 7/15/2014	215,000	218,517
Northwestern School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 7/15/2016, Call 7/15/2014	100,000	101,743
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.420%, 7/1/2022, Call 3/3/2014 (3)	5,600,000	5,600,000

		26,275,424
Iowa - 0.8%
City of Ames, 4.000%, 6/15/2014	250,000	251,692
City of Coralville:
3.000%, 6/1/2016	250,000	247,428
5.000%, 6/1/2014	2,115,000	2,127,246
5.000%, 6/1/2014	250,000	249,455
5.000%, 6/1/2017	50,000	47,906
City of Hills, 4.000%, 8/15/2015	1,690,000	1,763,768
Clear Lake Community School District, 1.400%, 7/1/2014	285,000	285,824
Iowa Finance Authority, FGIC, 5.000%, 7/1/2014	500,000	507,315

		5,480,634
Kansas - 0.2%
Geary County Unified School District No. 475, NATL-RE, 5.250%, 9/1/2014	1,025,000	1,043,143
Kansas Development Finance Authority, 3.000%, 11/15/2014	395,000	399,787

		1,442,930
Kentucky - 1.6%
City of Owensboro, AMBAC, 0.000%, 1/1/2015	25,000	24,939
City of Russell, 4.000%, 11/1/2015	400,000	418,908
County of Mason, 0.300%, 10/15/2014, Call 3/5/2014 (3)	1,650,000	1,650,000
Kentucky State Property & Building Commission, AGC, 0.280%, 2/1/2027, Call 2/1/2019 (3) (5) (6)	5,990,000	5,990,000
Lexington-Fayette Urban County Government, 0.650%, 4/1/2014 (3)	2,005,000	2,005,000

		10,088,847
Louisiana - 3.2%
City of New Orleans, NATL-RE, 5.250%, 12/1/2014	200,000	206,526
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	3,237,869	3,226,925
Louisiana Housing Corp., FHLMC, 1.300%, 7/1/2015, Call 4/3/2014	1,000,000	1,000,190
Louisiana Public Facilities Authority, 0.480%, 7/1/2021, Call 3/6/2014 (3)	2,125,000	2,125,000
Louisiana State Citizens Property Insurance Corp., 2.000%, 6/1/2014	100,000	100,261
Louisiana State Citizens Property Insurance Corp., AMBAC:
5.000%, 6/1/2015	215,000	226,520
5.000%, 6/1/2017, Call 6/1/2016	200,000	218,318
5.250%, 6/1/2014	110,000	111,226

Parish of St. Bernard, 3.000%, 3/1/2015	2,955,000	3,013,598
Parish of St. James, 0.310%, 11/1/2040, Call 3/3/2014 (3)	9,000,000	9,000,000
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015	230,000	212,099
St. Tammany Parish Hospital Service District No. 1, 3.000%, 7/1/2014	1,400,000	1,408,694

		20,849,357
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority, 4.000%, 7/1/2015	495,000	517,062
Maryland - 1.7%
Anne Arundel County Consolidated Special Taxing District, 4.000%, 7/1/2015	125,000	130,266
City of Baltimore, NATL-RE, 0.320%, 7/1/2020 (3) (5) (6)	10,000,000	10,000,000
Maryland Community Development Administration:
4.200%, 9/1/2015	475,000	492,053
4.300%, 9/1/2017, Call 3/1/2017	75,000	81,024
Maryland Health & Higher Educational Facilities Authority:
3.000%, 7/1/2014	100,000	100,543
3.000%, 7/1/2015	220,000	224,389

		11,028,275
Massachusetts - 0.6%
City of Fall River, AGM, 5.250%, 2/1/2018, Call 4/1/2014	10,000	10,037
Massachusetts Development Finance Agency:
2.000%, 10/1/2014	1,000,000	1,003,460
4.000%, 7/1/2014	250,000	251,948
4.000%, 10/1/2015	200,000	206,316
Massachusetts Development Finance Agency, AGM:
4.000%, 4/1/2014	695,000	696,397
4.000%, 10/1/2015	950,000	985,397
Massachusetts Health & Educational Facilities Authority, 1.000%, 11/1/2014 (3)	276,000	277,228
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.088%, 7/1/2018, Call 3/4/2014 (3) (14)	300,000	284,623

		3,715,406
Michigan - 2.5%
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	605,000	601,503
City of Detroit MI Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	107,082
City of Detroit Sewage Disposal System Revenue, AGM, 5.500%, 7/1/2017	400,000	412,312
City of Detroit Sewage Disposal System Revenue, NATL-RE FGIC, 5.250%, 7/1/2016	265,000	268,270
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2014	605,000	605,557
City of Detroit Water Supply System Revenue, NATL, 5.000%, 7/1/2021, Call 7/1/2015	1,500,000	1,503,120
City of Detroit Water Supply System Revenue, NATL-RE FGIC, 5.000%, 7/1/2014	45,000	45,041
City of Grand Haven, NATL-RE, 5.500%, 7/1/2014	200,000	202,360
City of Lowell Electric Supply System Revenue, AGM, 2.000%, 8/1/2014	110,000	110,471
City of Marquette, AMBAC, 4.000%, 11/1/2014	160,000	162,112
City of Wayne, AMBAC, 4.000%, 10/1/2017, Call 10/1/2015	300,000	310,608
Detroit City School District, AGM Q-SBLF, 5.000%, 5/1/2015	750,000	777,217
Detroit Wayne County Stadium Authority, 5.000%, 10/1/2014	245,000	249,327
Michigan Finance Authority:
3.000%, 5/1/2014	100,000	100,365
3.000%, 12/1/2014	120,000	122,533
3.000%, 5/1/2015	160,000	163,424
3.500%, 4/1/2014	130,000	130,254
4.000%, 6/1/2014	500,000	503,950
4.000%, 4/1/2015	135,000	137,979
5.000%, 6/1/2014	1,225,000	1,237,593
5.000%, 6/1/2015	1,500,000	1,562,850
Michigan State Housing Development Authority, 1.000%, 10/1/2014, Call 4/3/2014	3,100,000	3,100,837
Redford Township Building Authority, AGM, 2.000%, 4/1/2014	355,000	355,124
Romulus Tax Increment Finance Authority, AGM, 4.250%, 11/1/2014	400,000	407,856
South Lyon Community Schools, AGM Q-SBLF, 5.000%, 5/1/2014	100,000	100,770
Star International Academy:
2.400%, 3/1/2014	100,000	100,000
2.900%, 3/1/2015	125,000	124,601
3.150%, 3/1/2016	130,000	129,355
3.400%, 3/1/2017	125,000	124,193
Taylor Tax Increment Finance Authority, AGM:
2.000%, 5/1/2016	1,245,000	1,268,792
4.000%, 5/1/2020, Call 4/3/2014	785,000	786,366
4.000%, 5/1/2021, Call 4/3/2014	600,000	600,966

		16,412,788

Minnesota - 0.4%
City of Minneapolis, 3.000%, 7/15/2015, Call 1/15/2015	1,065,000	1,065,607
City of Winona:
2.000%, 7/1/2015	100,000	100,298
2.300%, 7/1/2016	500,000	502,925
5.000%, 7/1/2014	150,000	151,766
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.000%, 12/1/2014, Call 3/19/2014	15,000	15,028
Minnesota Higher Education Facilities Authority:
3.000%, 10/1/2014	390,000	392,851
3.000%, 12/1/2014	250,000	252,558
4.000%, 10/1/2015	255,000	262,132

		2,743,165
Mississippi - 1.3%
City of D’Iberville, 2.000%, 4/1/2016	265,000	263,399
Mississippi Business Finance Corp., 1.490%, 12/1/2036, Call 3/3/2014 (3)	8,000,000	8,000,000
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	339,801

		8,603,200
Missouri - 0.6%
City of Sikeston, NATL-RE, 6.000%, 6/1/2014	225,000	227,657
City of Springfield, 5.000%, 6/1/2014	255,000	257,685
City of St. Louis, AGM, 5.000%, 7/1/2014	225,000	228,470
City of St. Louis, NATL-RE:
4.000%, 7/1/2014	100,000	101,204
5.500%, 7/1/2015	500,000	533,730
County of Jackson, AMBAC, 0.000%, 12/1/2015	90,000	86,195
Joplin Industrial Development Authority, 3.125%, 2/15/2015	705,000	711,451
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.053%, 12/1/2022, Call 3/3/2014 (3) (14)	1,500,000	1,396,594

		3,542,986
Nebraska - 0.1%
Central Plains Energy Project, 4.000%, 9/1/2014	700,000	710,696

Nevada - 0.4%
Deutsche Bank Spears/Lifers Trust, FSA-CR AMBAC, 0.230%, 6/15/2022, Call 6/15/2017 (3) (5) (6)	2,720,000	2,720,000
Henderson Redevelopment Agency, AMBAC, 4.600%, 10/1/2014, Call 4/3/2014	175,000	175,329

		2,895,329
New Hampshire - 0.3%
New Hampshire Business Finance Authority, 5.375%, 5/1/2014	100,000	100,495
New Hampshire Health & Education Facilities Authority:
3.000%, 7/1/2015	735,000	752,787
3.000%, 7/1/2016	755,000	782,497
5.000%, 7/1/2014	110,000	111,509

		1,747,288
New Jersey - 9.2%
Camden County Municipal Utilities Authority, NATL-RE FGIC, 0.000%, 9/1/2015	185,000	179,678
Casino Reinvestment Development Authority, NATL-RE, 5.000%, 6/1/2014	390,000	393,346
City of Millville, 2.000%, 7/15/2015	1,385,000	1,404,431
New Jersey Economic Development Authority:
0.330%, 11/1/2031, Call 3/3/2014 (3)	8,440,000	8,440,000
0.330%, 11/1/2040, Call 3/3/2014 (3)	6,060,000	6,060,000
0.330%, 11/1/2040, Call 3/3/2014 (3)	5,000,000	5,000,000
0.730%, 3/1/2036, Call 3/3/2014 (3)	6,150,000	6,150,000
1.240%, 5/1/2036, Call 3/3/2014 (3)	8,465,000	8,465,000
1.630%, 3/1/2028, Call 3/1/2023 (3)	3,150,000	3,133,746
1.730%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,054,150
1.830%, 2/1/2018, Call 8/1/2017 (3)	500,000	516,830
5.000%, 6/15/2015	1,130,000	1,191,992
New Jersey Economic Development Authority, AGM, 5.000%, 9/1/2014 (3)	125,000	127,949

New Jersey Health Care Facilities Financing Authority:
0.330%, 7/1/2038, Call 3/3/2014 (3)	4,300,000	4,300,000
0.610%, 7/1/2018, Call 3/3/2014 (3)	100,000	100,000
3.250%, 7/1/2016	515,000	538,134
New Jersey Health Care Facilities Financing Authority, AGC, 0.470%, 7/1/2038, Call 7/1/2019 (3) (5) (6)	7,002,902	7,002,902
New Jersey Transportation Trust Fund Authority, FGIC, 0.380%, 12/15/2030 (3) (5) (6)	2,560,000	2,560,000
Pequannock River Basin Regional Sewerage Authority, 3.000%, 12/1/2014	360,000	365,123
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2014	470,000	472,843
Tobacco Settlement Financing Corp., 5.000%, 6/1/2014	100,000	101,021
Township of Lyndhurst, NATL-RE FGIC, 4.700%, 5/1/2014, Call 4/3/2014	25,000	25,067

		59,582,212
New York - 6.9%
City of New York, AGC, 0.470%, 10/1/2021, Call 3/10/2014 (3) (14)	550,000	550,000
City of New York, AGM:
0.400%, 8/1/2026, Call 3/5/2014 (3) (14)	1,400,000	1,400,000
0.400%, 6/1/2036, Call 3/5/2014 (3) (14)	100,000	100,000
0.450%, 8/1/2026, Call 3/6/2014 (3) (14)	100,000	100,000
City of New York, FSA, 0.400%, 1/1/2032, Call 3/7/2014 (3) (14)	950,000	950,000
City of Utica, 2.000%, 4/1/2014	100,000	100,087
County of Rockland, 2.250%, 3/14/2014	2,000,000	2,000,920
Long Island Power Authority, NATL-RE:
5.000%, 5/1/2015	445,000	468,256
5.250%, 12/1/2014	415,000	429,708
Metropolitan Transportation Authority, 0.524%, 11/1/2014, Call 5/1/2014 (3)	3,000,000	3,000,240
Metropolitan Transportation Authority, AGM, 0.309%, 11/1/2022, Call 3/5/2014 (3) (14)	3,525,000	3,365,222
Metropolitan Transportation Authority, AMBAC, 0.420%, 11/15/2023 (3) (5) (6)	5,445,000	5,445,000
Monroe County Industrial Development Corp., FHA, 0.430%, 8/15/2040, Call 2/15/2021 (3) (5) (6)	1,235,000	1,235,000
New York City Health & Hospital Corp., GO:
5.000%, 2/15/2015	65,000	67,929
5.000%, 2/15/2015	85,000	88,765
New York City Municipal Water Finance Authority:
0.270%, 6/15/2032, Call 3/17/2014 (3)	5,000,000	5,000,000
0.280%, 6/15/2033, Call 3/17/2014 (3)	100,000	100,000
0.300%, 6/15/2032, Call 3/15/2014 (3)	5,000,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.300%, 8/1/2023, Call 3/3/2014 (3)	2,500,000	2,500,000
New York City Transitional Finance Authority, AGM, 0.490%, 11/1/2027, Call 3/7/2014 (3) (14)	275,000	275,000
New York City Transitional Finance Authority, FSA, 0.100%, 11/1/2027, Call 3/6/2014 (3) (14)	625,000	625,000
New York State Energy Research & Development Authority, AMBAC, 0.750%, 10/1/2028, Call 3/7/2014 (3) (14)	2,700,000	2,700,000
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.450%, 12/1/2025, Call 3/3/2014 (3) (5) (6)	6,330,000	6,330,000
Rensselaer County Industrial Development Agency, 0.230%, 10/30/2035, Call 4/1/2014 (3)	500,000	500,000
South Plattsburgh Fire District, AGC, 4.250%, 10/1/2014	110,000	112,054
State of New York, NATL-RE FGIC:
0.075%, 2/15/2022, Call 3/6/2014 (3) (14)	230,000	215,051
0.075%, 2/13/2032, Call 3/6/2014 (3) (14)	1,795,000	1,678,083
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	71,884

		44,408,199
North Carolina - 1.1%
North Carolina Medical Care Commission, 0.430%, 6/1/2029, Call 6/1/2020 (3) (5) (6)	1,000,000	1,000,000
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.057%, 11/1/2018, Call 4/4/2014 (3) (14)	4,275,000	4,104,505
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC:
0.070%, 10/1/2022, Call 3/6/2014 (3) (14)	1,025,000	924,761
0.070%, 10/1/2022, Call 3/13/2014 (3) (14)	950,000	857,106

		6,886,372
North Dakota - 2.1%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2014	485,000	487,153
4.000%, 5/1/2015	500,000	513,795
4.000%, 5/1/2016	520,000	539,256
4.000%, 5/1/2017	545,000	566,446
4.000%, 5/1/2018	565,000	583,775
4.000%, 5/1/2019	590,000	611,399

City of Williston, AGM, 2.650%, 11/1/2020, Call 5/1/2015	4,000,000	4,023,560
County of Burleigh:
2.500%, 7/1/2014	150,000	150,057
3.000%, 7/1/2015	255,000	256,211
Williston Parks & Recreation District:
1.150%, 3/1/2014	110,000	110,000
2.000%, 3/1/2032, Call 3/19/2014	2,765,000	2,761,489
3.250%, 3/1/2032, Call 3/19/2014	2,960,000	2,945,318

		13,548,459
Ohio - 0.2%
Adams County/Ohio Valley Local School District, 2.000%, 12/1/2014	105,000	105,145
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2015	50,000	52,127
City of Parma, AMBAC, 5.450%, 12/1/2014	95,000	96,051
City of Trenton, AGM, 2.000%, 12/1/2015	275,000	280,206
County of Erie, XLCA, 4.000%, 10/1/2014	150,000	153,301
County of Richland, AGM:
1.000%, 12/1/2014	100,000	100,125
1.500%, 12/1/2015	130,000	131,117
Montpelier Exempted Village School District, School District Credit Program:
0.000%, 12/1/2014	150,000	148,429
0.000%, 12/1/2015	145,000	141,012

		1,207,513
Oklahoma - 0.1%
Comanche County Hospital Authority, 4.000%, 7/1/2014	290,000	291,694
Stephens County Educational Facilities Authority:
2.000%, 9/1/2014	100,000	100,790
3.000%, 9/1/2014	170,000	170,972
3.000%, 9/1/2015	160,000	161,325

		724,781
Oregon - 1.2%
County of Gilliam, 2.000%, 9/2/2014 (3)	2,550,000	2,571,420
Klamath Falls Intercommunity Hospital Authority, 4.000%, 9/1/2014	355,000	359,462
Port of Morrow:
0.300%, 2/1/2027, Call 3/3/2014 (3)	4,360,000	4,360,000
2.000%, 6/1/2017	200,000	198,940

		7,489,822
Pennsylvania - 5.3%
Butler County Hospital Authority, 0.240%, 10/1/2042, Call 4/1/2014 (3)	6,570,000	6,570,000
City of Allentown, AGC, 3.125%, 8/15/2014	440,000	444,330
City of Philadelphia Gas Works Revenue, AMBAC, 5.000%, 10/1/2014	200,000	205,252
City of Philadelphia Gas Works Revenue, CIFG, 5.000%, 8/1/2014	595,000	606,126
County of Lehigh, AGM, 5.000%, 7/1/2015	480,000	505,738
Lehigh County General Purpose Authority:
0.240%, 5/15/2021, Call 3/3/2014 (3)	2,210,000	2,210,000
3.000%, 11/1/2015	410,000	422,948
3.000%, 11/1/2016	455,000	475,853
Montgomery County Industrial Development Authority:
5.000%, 11/15/2015	1,000,000	1,064,400
5.000%, 11/15/2016	1,000,000	1,094,290
Norristown Area School District, 3.000%, 10/1/2014	785,000	788,061
Northampton County Industrial Development Authority, 2.400%, 7/1/2014	275,000	275,044
Pennsylvania Higher Educational Facilties Authority, 2.500%, 7/1/2014	615,000	616,445
Pennsylvania Turnpike Commission:
0.430%, 6/1/2040, Call 12/1/2020 (3) (5) (6)	7,000,000	7,000,000
1.180%, 12/1/2019, Call 6/1/2019 (3)	1,725,000	1,758,896
Pittsburgh Public Parking Authority, NATL-RE FGIC:
0.000%, 12/1/2014	300,000	294,843
0.000%, 12/1/2015	725,000	694,586
Pittsburgh Public Schools, NATL-RE FGIC State Aid Withholding, 3.500%, 9/1/2015	30,000	31,421
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.420%, 6/1/2034 (3) (5) (6)	6,905,000	6,905,000
School District of Philadelphia, AMBAC State Aid Withholding, 5.000%, 8/1/2014	200,000	203,740
State Public School Building Authority, AGM:
2.000%, 10/15/2014	250,000	251,932
3.000%, 10/15/2015	210,000	216,728

Tioga County Industrial Development Authority, 3.000%, 3/1/2014	1,000,000	1,000,000
Wayne County Hospital & Health Facilities Authority, AGM, 2.000%, 7/1/2015	395,000	402,375
York County Hospital Authority, AMBAC, 0.068%, 7/1/2021, Call 3/3/2014 (3) (14)	260,000	234,720

		34,272,728
Puerto Rico - 0.5%
Commonwealth of Puerto Rico, AGC, 5.000%, 7/1/2014	300,000	300,813
Commonwealth of Puerto Rico, AGM-CR, 5.250%, 7/1/2016	100,000	100,274
Commonwealth of Puerto Rico, NATL-RE, 0.000%, 7/1/2016	270,000	223,387
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.000%, 4/1/2015	2,000,000	1,996,620
5.000%, 7/1/2018	300,000	306,759
Puerto Rico Municipal Finance Agency, AGM, 3.900%, 8/1/2014	200,000	199,820

		3,127,673
Rhode Island - 0.7%
Rhode Island Health & Educational Building Corp., 0.290%, 6/1/2035, Call 4/1/2014 (3)	4,750,000	4,750,000
South Carolina - 0.4%
City of Rock Hill, AGM, 3.000%, 1/1/2015	320,000	326,982
Kershaw County School District, AGC, 5.000%, 12/1/2014	100,000	103,102
Lexington County School District, South Carolina District Enhancement, 5.000%, 3/1/2014	125,000	125,000
Newberry Investing in Children’s Education, 5.250%, 12/1/2015	295,000	319,712
Orangeburg Joint Governmental Action Authority, NATL-RE:
5.000%, 4/1/2014	1,085,000	1,087,083
5.000%, 10/1/2014	300,000	304,641
Piedmont Municipal Power Agency, AMBAC, 0.000%, 1/1/2015	60,000	57,524
Spartanburg County Regional Health Services District, 3.000%, 4/15/2014	315,000	315,810

		2,639,854
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2015	355,000	360,989

Tennessee - 1.6%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2016	1,750,000	1,903,510
Franklin Public Building Authority, 0.300%, 6/1/2037, Call 3/3/2014 (3)	7,950,000	7,950,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.000%, 11/1/2016	510,000	523,785
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	265,000	278,001

		10,655,296
Texas - 9.7%
Andrews County Hospital District, 2.000%, 3/15/2015	870,000	881,649
Central Texas Regional Mobility Authority:
3.000%, 1/4/2016, Call 7/1/2015 (3)	3,000,000	3,003,030
4.000%, 1/1/2015	380,000	386,787
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	705,000	730,246
City of Galveston, 4.000%, 2/1/2015	500,000	507,760
City of Houston, 5.000%, 9/1/2032, Call 4/3/2014	2,000,000	2,003,980
City of Irving, 2.000%, 8/15/2016	140,000	142,894
City of San Marcos Electric Utility System Revenue, BAM, 2.000%, 11/1/2015	320,000	325,027
Clifton Higher Education Finance Corp.:
3.750%, 8/15/2016	485,000	504,793
5.000%, 8/15/2015	220,000	229,959
County of Jones:
3.000%, 9/1/2014	155,000	156,218
3.000%, 9/1/2015	85,000	86,366
4.000%, 9/1/2016	165,000	172,645
Denton Independent School District, PSF, 0.310%, 8/15/2022, Call 8/15/2016 (3) (5) (6)	4,235,000	4,235,000
Fort Bend County Levee Improvement District No. 12, AGM, 2.000%, 4/1/2015	420,000	424,692
Fort Bend County Municipal Utility District No. 118, AGM, 2.000%, 9/1/2014	65,000	65,354
Gulf Coast Industrial Development Authority, 0.600%, 11/1/2019, Call 4/1/2014 (3)	2,350,000	2,350,000
Harris County Health Facilities Development Corp., 0.280%, 7/1/2027 (3)	2,915,000	2,915,000
Harris County Municipal Utility District No. 167, AGM, 0.000%, 9/1/2014	190,000	189,084
Harris County Municipal Utility District No. 276, AGM, 2.000%, 9/1/2014	215,000	216,277
Harris County Municipal Utility District No. 276, BAM, 2.000%, 9/1/2015	200,000	203,486
Harris County Municipal Utility District No. 383, BAM, 2.000%, 9/1/2015	140,000	141,585
Harris County Municipal Utility District No. 391, AGM:
2.000%, 9/1/2014	25,000	25,136
2.000%, 9/1/2015	125,000	126,620

Harris Montgomery Counties Municipal Utility District No. 386, 5.000%, 9/1/2015	290,000	303,792
Meadowhill Regional Municipal Utility District, AGM, 2.000%, 10/1/2015	165,000	169,133
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2014	160,000	160,392
North Texas Health Facilities Development Corp., AGM, 5.000%, 9/1/2015	180,000	191,583
North Texas Tollway Authority, 6.000%, 1/1/2020, Call 1/1/2018	250,000	287,110
Port of Port Arthur Navigation District:
0.280%, 12/1/2039, Call 3/3/2014 (3)	10,000,000	10,000,000
0.280%, 11/1/2040, Call 3/3/2014 (3)	5,000,000	5,000,000
Puttable Floating Option Tax-Exempt Receipts, FSA, 0.280%, 12/1/2028 (3)	1,368,000	1,368,000
Round Rock Transportation System Development Corp., NATL-RE, 4.125%, 8/15/2019, Call 8/15/2015	150,000	155,868
Sam Rayburn Municipal Power Agency, 5.000%, 10/1/2014	1,515,000	1,553,814
Texas Municipal Gas Acquisition & Supply Corp. I:
5.000%, 12/15/2014	300,000	309,411
5.000%, 12/15/2015	150,000	159,092
Texas Municipal Gas Acquisition & Supply Corp. II, 0.863%, 9/15/2017 (3)	3,050,000	3,029,321
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2014	1,000,000	1,027,890
5.000%, 12/15/2015	1,500,000	1,590,360
Texas Transportation Commission:
0.300%, 4/1/2026, Call 3/3/2014 (3)	15,000,000	15,000,000
1.250%, 2/15/2015 (3)	2,000,000	2,010,520
Travis County Water Control & Improvement District No. 17, BAM:
0.000%, 11/1/2016	390,000	384,353
0.000%, 11/1/2017	250,000	242,455

		62,966,682
Utah - 0.5%
County of Box Elder, 0.310%, 4/1/2028, Call 4/1/2014 (3)	3,000,000	3,000,000

Virginia - 0.0%
Virginia Commonwealth University Health System Authority, 2.000%, 7/1/2014	100,000	100,592
Virginia Housing Development Authority, 3.500%, 6/1/2015	125,000	128,414

		229,006
Washington - 0.2%
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (5) (6)	1,100,000	1,093,367
Washington Higher Education Facilities Authority:
3.000%, 10/1/2014	100,000	100,885
3.000%, 10/1/2015	170,000	172,987
Washington State Housing Finance Commission, 3.000%, 7/1/2015	200,000	202,462

		1,569,701
West Virginia - 0.1%
City of Princeton, 4.000%, 5/1/2015	845,000	860,590
Wisconsin - 1.3%
Birchwood School District, AGM, 3.750%, 10/1/2018, Call 10/1/2014	210,000	213,675
City of Beloit, 3.000%, 5/1/2015	600,000	616,764
City of Menasha:
4.300%, 9/1/2015	265,000	265,037
4.400%, 9/1/2017, Call 9/1/2015	100,000	98,728
4.600%, 9/1/2021, Call 9/1/2014	165,000	152,919
City of Menasha, AMBAC, 4.000%, 9/1/2014	1,000,000	1,000,000
City of Milwaukee, 0.050%, 7/1/2019, Call 3/3/2014 (3)	200,000	200,000
City of Nekoosa, 5.350%, 7/1/2015	130,000	135,078
City of Sheboygan, FGIC, 5.000%, 9/1/2015	100,000	105,119
City of Stanley, 2.875%, 5/1/2014, Call 4/3/2014	2,275,000	2,278,868
Wisconsin Center District:
3.000%, 12/15/2015	200,000	204,460
3.000%, 12/15/2016	615,000	628,844
3.000%, 12/15/2017	635,000	649,129
Wisconsin Center District, NATL-RE, 0.000%, 12/15/2015	135,000	131,113
Wisconsin Health & Educational Facilities Authority:
2.000%, 8/15/2015	390,000	390,608
2.500%, 10/15/2015	180,000	184,595
3.000%, 8/15/2016	320,000	326,595

3.000%, 8/15/2017	410,000	417,130
5.000%, 9/1/2016	375,000	400,481
5.000%, 8/15/2021, Call 8/15/2018	150,000	168,095
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2014	140,000	144,782

		8,712,020

Total Municipals (identified cost $613,538,796)		614,392,595

Short-Term Investments - 4.8%

Mutual Funds - 2.9%
BMO Tax-Free Money Market Fund, Class I, 0.011% (10)	18,442,896	18,442,896

Short-Term Municipals - 1.9%

Florida - 0.8%
JPMorgan Chase Putters/Drivers Trust, 0.280%, 3/20/2014 (3) (5) (6)	5,000,000	5,000,000
Sumter County Industrial Development Authority, 2.000%, 7/1/2014 (4)	115,000	115,401

		5,115,401
Illinois - 0.1%
Marion-Clinton Etc Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2014	690,000	702,137
New Mexico - 0.0%
County of Otero, BAM, 3.000%, 12/1/2014 (4)	220,000	224,017
New York - 0.7%
Nassau Health Care Corp., 2.250%, 1/15/2015, Call 12/1/2014	4,700,000	4,733,746
Texas - 0.3%
City of Irving, 0.650%, 8/15/2014	1,675,000	1,675,369

Total Short-Term Municipals		12,450,670

Total Short-Term Investments (identified cost $30,892,954)		30,893,566

Total Investments - 99.8% (identified cost $644,431,750)		645,286,161
Other Assets and Liabilities - 0.2%		1,430,717

Total Net Assets - 100.0%		$646,716,878

(3)	Denotes a varible or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2014.

(4)	Purchased on a when-issued or delayed delivery basis.

(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 28, 2014, these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short Tax-Free Fund	$114,801,269	17.75%

(6)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of BMO Funds.

(10)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(14)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS –

As of February 28, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 88.5%

Alabama - 1.1%
Alabama Agricultural & Mechanical University, AMBAC, 3.700%, 11/1/2015	$200,000	$200,376
Alabama State Docks Department, NATL-RE, 5.000%, 10/1/2019, Call 10/1/2016	100,000	105,472
Health Care Authority for Baptist Health, AGC, 0.740%, 11/15/2037, Call 3/7/2014 (3) (14)	600,000	600,000

		905,848
Alaska - 0.9%
Alaska Housing Finance Corp., NATL-RE, 5.250%, 12/1/2025, Call 6/1/2015	140,000	147,875
City of Valdez, 5.000%, 1/1/2021	500,000	585,115

		732,990
Arizona - 2.5%
Arizona Health Facilities Authority:
1.880%, 2/5/2020, Call 8/9/2019 (3)	250,000	246,060
1.880%, 2/5/2020, Call 8/9/2019 (3)	250,000	245,802
Arizona School Facilities Board, AMBAC, 5.500%, 7/1/2014	100,000	101,736
County of Cochise, AMBAC, 4.500%, 8/1/2016, Call 4/3/2014	205,000	206,347
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	26,508
JPMorgan Chase Putters/Drivers Trust, 0.390%, 9/1/2033, Call 3/3/2014 (3) (5) (6)	500,000	500,000
McAllister Academic Village LLC, 5.750%, 7/1/2016	95,000	104,730
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (13)	100,000	117,806
Pima County Industrial Development Authority, 3.000%, 7/1/2015	250,000	250,477
Salt Verde Financial Corp., 5.000%, 12/1/2016	30,000	32,562
Scottsdale Industrial Development Authority, FSA, 1.100%, 9/1/2045, Call 3/4/2014 (3) (14)	200,000	200,000

		2,032,028
Arkansas - 1.2%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	330,000	331,732
City of Hot Springs, 5.000%, 12/1/2020	245,000	287,236
City of Little Rock, 1.800%, 4/1/2030, Call 10/1/2021	150,000	151,577
City of Springdale, 2.600%, 7/1/2027, Call 7/1/2018	200,000	201,260

		971,805
California - 10.7%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	583,160
Bay Area Toll Authority, 1.130%, 4/1/2024, Call 10/1/2023 (3)	500,000	499,995
California Health Facilities Financing Authority, 5.000%, 11/15/2021, Call 11/15/2015	100,000	105,504
California Health Facilities Financing Authority, NATL-RE, 0.050%, 7/15/2018, Call 3/27/2014 (3) (14)	100,000	96,565
California Infrastructure & Economic Development Bank, AMBAC, 0.260%, 10/1/2017, Call 3/4/2014 (3) (14)	400,000	384,376
California Municipal Finance Authority:
1.125%, 2/1/2017 (3)	350,000	350,906
2.130%, 11/1/2016, Call 11/1/2015 (3)	250,000	250,158
California State Public Works Board:
4.625%, 4/1/2026, Call 4/1/2016	40,000	41,738
5.000%, 11/1/2020, Call 11/1/2019	35,000	40,730
5.125%, 10/1/2022, Call 10/1/2019	245,000	282,801
California Statewide Communities Development Authority, 3.500%, 11/1/2018 (4)	250,000	250,312
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	209,186
California Statewide Communities Development Authority, FGIC, 4.250%, 11/1/2016 (3)	50,000	54,829
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 9/1/2016	250,000	255,390
County of Yolo, AGM:
5.000%, 12/1/2015	180,000	189,749
6.800%, 12/1/2014	170,000	176,797
Desert Sands Unified School District, AMBAC, 0.000%, 6/1/2014	100,000	99,931
East Bay Municipal Utility District, 0.380%, 7/1/2014, Call 3/24/2014 (3)	100,000	100,015
El Centro Financing Authority, AGM, 4.500%, 10/1/2019, Call 10/1/2016	175,000	186,323

Escondido Union High School District, NATL-RE, 0.000%, 11/1/2014	100,000	99,355
Imperial Unified School District, XLCA, 5.000%, 8/1/2023, Call 8/1/2014	50,000	51,330
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.348%, 7/1/2027 (3) (14)	75,000	68,590
Los Angeles Unified School District, FGIC, 5.000%, 7/1/2025, Call 7/1/2015	265,000	281,022
Mendota Unified School District, 0.000%, 8/1/2018, Call 8/1/2015	350,000	306,204
Moorpark Community Facilities District No. 2004-1 Moorpark Highlands, AGM, 4.000%, 9/1/2016	340,000	365,622
Northern California Gas Authority No. 1:
0.765%, 7/1/2017 (3)	50,000	48,724
0.795%, 7/1/2019 (3)	500,000	483,935
Northern California Transmission Agency, NATL-RE, 0.349%, 5/1/2024, Call 3/4/2014 (3) (14)	100,000	94,286
Orange Redevelopment Agency, NATL-RE, NATL-RE, 4.650%, 9/1/2020, Call 4/3/2014	100,000	100,266
Palomar Pomerado Health, NATL-RE, 0.000%, 8/1/2014	120,000	119,641
Ravenswood City School District, AMBAC, 5.000%, 8/15/2016, Call 8/15/2014	340,000	351,271
Roseville Natural Gas Finance Authority, 5.000%, 2/15/2015	25,000	26,005
Sacramento Unified School District, AGM, 3.030%, 3/1/2014 (3)	285,000	285,000
San Bernardino City Unified School District, AGM:
5.000%, 8/1/2017, Call 8/1/2014	70,000	71,399
5.000%, 8/1/2017, Call 8/1/2014	75,000	76,313
State of California, 0.939%, 12/3/2018, Call 6/1/2018 (3)	500,000	505,845
Stockton Unified School District, AGC, 4.000%, 8/1/2015	50,000	52,499
Stockton Unified School District, AGM:
4.250%, 8/1/2014	20,000	20,318
5.000%, 8/1/2018, Call 8/1/2017	200,000	222,800
Twin Rivers Unified School District, 0.000%, 4/1/2014	200,000	199,956
Twin Rivers Unified School District, AGM:
3.200%, 6/1/2020, Call 5/1/2014 (3)	245,000	245,002
3.200%, 6/1/2020, Call 5/1/2014 (3)	295,000	295,041
West Contra Costa Unified School District, AGM, 5.000%, 8/1/2018	65,000	75,264

		8,604,153
Colorado - 2.2%
City & County of Denver, 5.000%, 11/15/2025, Call 11/15/2020	50,000	56,022
Colorado Health Facilities Authority:
4.000%, 10/1/2018	165,000	175,481
4.500%, 2/1/2019	250,000	270,062
Denver Health & Hospital Authority, 5.000%, 12/1/2020, Call 12/1/2016	250,000	270,232
E-470 Public Highway Authority, 1.210%, 8/31/2017, Call 3/1/2017 (3) (4)	400,000	400,116
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2017, Call 9/1/2016	300,000	320,838
Regional Transportation District, AMBAC, 5.000%, 6/1/2021, Call 6/1/2015	250,000	264,938

		1,757,689
Connecticut - 0.5%
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	162,978
State of Connecticut, 0.910%, 8/15/2018 (3)	250,000	252,132

		415,110
Delaware - 0.7%
Delaware Solid Waste Authority, NATL-RE, 5.000%, 6/1/2015	275,000	289,803
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	225,000	237,357

		527,160
Florida - 6.1%
Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	55,014
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	50,000	54,873
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2017	20,000	22,419
City of Cape Coral, NATL-RE, 5.000%, 7/1/2016	190,000	202,196
City of Gulf Breeze, FGIC, 5.125%, 12/1/2015 (3)	50,000	52,183
City of Lauderhill, XLCA, 4.250%, 10/1/2022, Call 10/1/2014	150,000	151,539
City of Margate, AGM, 4.375%, 7/1/2019, Call 7/1/2015	50,000	51,694
City of Miami, NATL-RE, 4.375%, 9/1/2016, Call 4/3/2014	100,000	100,230
City of North Port, BAM, 5.000%, 7/1/2020	150,000	175,044
City of Sunrise, NATL-RE, 0.000%, 10/1/2014	130,000	129,726
County of Broward, AMBAC, 5.000%, 9/1/2020, Call 9/1/2016	100,000	108,008
County of Citrus, XLCA, 0.309%, 1/1/2018 (3) (14)	350,000	338,303
County of Osceola, AGC, 4.000%, 10/1/2015	65,000	68,369
County of Palm Beach, NATL-RE FGIC, 7.200%, 6/1/2015	125,000	135,854

County of Palm Beach, XLCA, 5.000%, 11/1/2022, Call 11/1/2017	50,000	55,578
County of Sarasota, NATL-RE, 5.000%, 10/1/2021, Call 10/1/2015	150,000	158,874
Florida Department of Environmental Protection, AGC, 5.000%, 7/1/2022, Call 7/1/2017	150,000	165,028
Florida Governmental Utility Authority, 2.000%, 10/1/2015	240,000	243,281
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	105,000	108,650
Florida Municipal Loan Council, NATL-RE, 3.625%, 2/1/2015	100,000	102,360
Florida Municipal Power Agency, AMBAC:
0.058%, 10/1/2021 (3) (14)	500,000	459,856
0.070%, 10/1/2021, Call 3/6/2014 (3) (14)	250,000	229,928
Florida Municipal Power Agency, NATL-RE FGIC, 0.088%, 10/1/2027 (3) (14)	25,000	23,025
Golden Knights Corp., NATL-RE, 4.000%, 3/1/2014	150,000	150,000
Highlands County Health Facilities Authority, 6.500%, 11/17/2015 (3)	25,000	27,219
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	200,000	211,608
Miami-Dade County Expressway Authority, 0.710%, 4/10/2014, Call 3/3/2014 (3) (5) (6)	500,000	500,000
Miami-Dade County School Board, NATL-RE FGIC, 5.000%, 5/1/2022, Call 5/1/2017	50,000	54,436
Orange County School Board, AGM FGIC, 5.000%, 8/1/2021, Call 8/1/2016	50,000	55,018
Pinellas County Health Facilities Authority, NATL-RE, 0.180%, 11/15/2023, Call 3/3/2014 (3) (14)	200,000	184,899
St. Lucie County School Board, NATL-RE FGIC, 4.300%, 10/1/2019, Call 10/1/2016	250,000	261,075
Sumter County Industrial Development Authority, 5.000%, 7/1/2020 (4)	235,000	260,873
Tampa Bay Water, 5.000%, 10/1/2017	40,000	46,073

		4,943,233
Georgia - 2.9%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	557,990
Burke County Development Authority, AGM, 0.279%, 1/1/2024, Call 3/6/2014 (3) (14)	410,000	378,382
City of Atlanta:
1.604%, 11/1/2018, Call 5/1/2018 (3)	250,000	253,440
6.000%, 11/1/2029, Call 11/1/2019	290,000	337,392
County of DeKalb, 5.000%, 10/1/2020	150,000	179,009
Fulton County Development Authority:
4.000%, 3/15/2016	50,000	52,941
5.000%, 3/15/2016	150,000	162,774
Gainesville & Hall County Development Authority, 5.250%, 11/15/2015	70,000	74,801
Main Street Natural Gas, Inc.:
5.000%, 3/15/2016	110,000	116,525
5.250%, 9/15/2018	100,000	112,021
Newton County Industrial Development Authority, AGC, 5.000%, 6/1/2014	100,000	101,097

		2,326,372
Idaho - 0.2%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	172,787
Illinois - 10.1%
Adams County School District No. 172, 4.000%, 2/1/2016	600,000	634,470
Chicago Board of Education, AGM, 5.000%, 12/1/2022, Call 12/1/2017	125,000	133,455
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	118,790
City of Chicago:
0.350%, 1/1/2034, Call 3/3/2014 (3)	200,000	200,000
5.000%, 1/1/2018	50,000	55,104
5.000%, 11/1/2018	125,000	144,905
City of Chicago, AMBAC:
4.000%, 1/1/2017, Call 7/1/2015	50,000	52,181
5.000%, 1/1/2026, Call 1/1/2017	250,000	256,595
5.250%, 1/1/2020, Call 4/3/2014	200,000	200,692
City of Chicago, NATL-RE, 5.250%, 1/1/2016, Call 4/3/2014	195,000	195,692
City of Springfield, 5.000%, 3/1/2016	350,000	374,199
City of Springfield, NATL-RE, 5.000%, 3/1/2014	125,000	125,000
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2015	160,000	152,317
Cook County Community High School District No. 219 Niles Township, 0.000%, 6/1/2015	95,000	94,554
Cook County High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2018	170,000	143,421
Cook County High School District No. 205 Thornton Township, AGC, 5.500%, 12/1/2014	100,000	103,880
Cook County High School District No. 209 Proviso Township, AGM, 5.000%, 12/1/2019, Call 12/1/2016 (13)	50,000	52,649
Cook County High School District No. 219 Niles Township, AGM, 4.250%, 12/1/2021, Call 12/1/2017	50,000	56,145
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	109,706
County of Cook, AMBAC, 5.000%, 11/15/2023, Call 5/15/2016	250,000	261,617

County of Winnebago, NATL-RE, 4.250%, 12/30/2019, Call 12/30/2016	50,000	53,897
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC:
0.000%, 1/1/2017	350,000	332,552
0.000%, 1/1/2018	350,000	322,287
Illinois Finance Authority:
4.000%, 10/1/2018	275,000	288,824
4.500%, 11/1/2019	100,000	113,361
5.000%, 8/15/2016	195,000	205,585
5.000%, 7/1/2017	250,000	269,715
5.000%, 2/15/2018	40,000	44,353
5.250%, 8/15/2015	200,000	211,474
5.500%, 8/15/2018	100,000	114,308
Illinois Finance Authority, AGM, 0.000%, 2/1/2015	120,000	118,334
Illinois State Toll Highway Authority, 4.125%, 1/1/2020, Call 7/1/2015	100,000	105,153
Illinois State Toll Highway Authority, AGM:
5.000%, 1/1/2022, Call 7/1/2016	100,000	108,844
5.000%, 1/1/2022, Call 7/1/2015	25,000	26,577
Kendall, Kane & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	53,770
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2016	235,000	224,291
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2015	170,000	167,421
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2016	50,000	54,463
5.000%, 6/1/2017	95,000	106,691
5.000%, 6/1/2018	40,000	45,710
Southern Illinois University, NATL-RE, 0.000%, 4/1/2018	130,000	115,804
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	250,000	269,365
State of Illinois:
3.875%, 9/1/2017	100,000	109,221
5.000%, 1/1/2015	300,000	311,442
5.000%, 4/1/2020	100,000	115,218
State of Illinois, AGM:
4.375%, 6/15/2025, Call 6/15/2016	75,000	77,118
4.500%, 9/1/2020, Call 9/1/2015	100,000	103,336
State of Illinois, NATL-RE FGIC, 5.500%, 6/15/2017	30,000	34,478
Village of Bensenville, CIFG, 5.000%, 4/1/2016	300,000	317,610
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2014	200,000	197,394
Winnebago County School District No. 122 Harlem-Loves Park, AGM, 0.000%, 1/1/2017	25,000	23,464

		8,107,432
Indiana - 3.2%
Avon Community School Building Corp., AMBAC, 4.500%, 7/15/2019, Call 7/15/2017	75,000	83,496
County of Jasper, NATL-RE, 5.600%, 11/1/2016	100,000	109,399
County of Lake:
2.000%, 1/15/2017	280,000	280,930
2.000%, 7/15/2017	245,000	245,951
Gary Community School Corp., 2.000%, 1/15/2015	150,000	152,192
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	162,124
Hobart Building Corp., 6.000%, 7/15/2015	100,000	107,679
Indiana Finance Authority:
2.200%, 2/1/2016, Call 8/1/2015	200,000	200,192
4.900%, 1/1/2016	300,000	320,619
5.000%, 8/15/2020	250,000	274,030
5.250%, 10/1/2022, Call 10/1/2021	150,000	177,273
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	114,853
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	285,132
New Albany Floyd County School Building Corp., 4.250%, 7/15/2014	35,000	35,502

		2,549,372
Iowa - 0.1%
City of Coralville, 2.000%, 6/1/2014	50,000	49,936
Kansas - 0.5%
Kansas Development Finance Authority, BAM-TCRS, 5.000%, 12/1/2019	200,000	232,608
Miami County Unified School District No. 416 Louisburg, NATL-RE, 5.000%, 9/1/2016	150,000	164,130

		396,738

Kentucky - 0.3%
Kentucky Turnpike Authority, 4.350%, 7/1/2020, Call 7/1/2016	200,000	215,148
Louisiana - 2.1%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	466,236
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	215,858	215,128
Louisiana Local Government Environmental Facilities & Community Development Authority:
0.808%, 8/1/2018, Call 2/1/2018 (3)	350,000	353,542
4.000%, 8/1/2016	180,000	192,802
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	410,000	447,076

		1,674,784
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority, NATL-RE, 4.500%, 7/1/2016, Call 7/1/2014	50,000	50,591
Maryland - 0.4%
Howard County Housing Commission, 1.280%, 7/1/2018, Call 1/1/2018 (3)	75,000	75,139
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	120,000	129,638
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	80,000	85,690

		290,467
Massachusetts - 0.9%
City of New Bedford, AGM, 3.250%, 10/1/2014	25,000	25,434
Commonwealth of Massachusetts, NATL-RE FGIC:
0.075%, 12/1/2030, Call 3/5/2014 (3) (14)	250,000	222,316
0.075%, 12/1/2030, Call 3/4/2014 (3) (14)	200,000	177,861
Massachusetts Development Finance Agency, 0.580%, 9/30/2016, Call 3/30/2016 (3)	250,000	249,328
Massachusetts Health & Educational Facilities Authority, 0.978%, 11/15/2032, Call 11/15/2017 (3)	100,000	82,678

		757,617
Michigan - 3.8%
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	25,000	24,856
City of Detroit Sewage Disposal System Revenue, AGM:
3.650%, 7/1/2015, Call 4/3/2014	100,000	98,289
5.500%, 7/1/2017	100,000	103,078
City of Detroit Sewage Disposal System Revenue, NATL-RE:
5.500%, 7/1/2015	170,000	171,754
5.500%, 7/1/2016	50,000	50,889
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2014	100,000	100,092
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017	100,000	101,835
City of Detroit Water Supply System Revenue, NATL-RE, 6.000%, 7/1/2014	100,000	100,406
City of Port Huron, AMBAC, 4.250%, 10/1/2016	100,000	106,000
Detroit City School District, AGM Q-SBLF:
5.000%, 5/1/2014	165,000	165,841
5.000%, 5/1/2015	250,000	259,072
Detroit Downtown Development Authority, NATL-RE, 5.250%, 7/1/2014, Call 4/3/2014	100,000	100,058
East Branch of the Willow Creek and Branches Drainage District, AGM, 3.800%, 6/1/2017, Call 6/1/2015	40,000	41,184
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	174,868
Michigan Municipal Bond Authority:
5.000%, 10/1/2015, Call 10/1/2014	70,000	71,912
5.000%, 10/1/2015, Call 10/1/2014	20,000	20,570
Michigan State Building Authority, AGC-ICC FGIC, 0.000%, 10/15/2021, Call 10/15/2016	200,000	147,888
Michigan State Housing Development Authority, 4.600%, 12/1/2026, Call 6/1/2021	70,000	72,703
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	219,568
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	350,064
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 4/3/2014	270,000	270,435
University of Michigan, 0.230%, 4/1/2015, Call 10/1/2014 (3)	50,000	50,025
Warren Consolidated Schools, AGM, 5.000%, 5/1/2016	220,000	241,098
Western Michigan University, 5.000%, 11/15/2021	40,000	46,262

		3,088,747
Minnesota - 0.8%
City of Minneapolis, 3.000%, 7/15/2015, Call 1/15/2015	300,000	300,171
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, AMBAC, 0.060%, 11/15/2017, Call 4/1/2014 (3) (14)	100,000	95,141

Minnesota Housing Finance Agency, 2.750%, 1/1/2018	195,000	200,208
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2021, Call 11/15/2017	50,000	56,055

		651,575
Mississippi - 1.4%
City of D’Iberville, 2.125%, 4/1/2017	190,000	187,517
Jackson Public School District, AGM, 5.000%, 10/1/2020, Call 4/1/2015	50,000	51,158
Mississippi Business Finance Corp., 1.490%, 12/1/2036, Call 3/3/2014 (3)	500,000	500,000
Mississippi Development Bank, AGC, 4.000%, 7/1/2017	380,000	407,599

		1,146,274
Missouri - 1.9%
City of Grain Valley, NATL-RE, 3.500%, 3/1/2014	100,000	100,000
City of Kansas City, BHAC, 5.000%, 12/1/2018	175,000	207,139
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.053%, 12/1/2022, Call 3/3/2014 (3) (14)	500,000	465,531
Missouri State Health & Educational Facilities Authority, 3.750%, 2/1/2017	45,000	46,286
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	250,000	251,300
St. Louis Municipal Finance Corp., AMBAC, 5.000%, 2/15/2019, Call 2/15/2017	450,000	476,869

		1,547,125
Nebraska - 0.3%
Central Plains Energy Project, 5.000%, 12/1/2014	200,000	205,480
Nevada - 1.5%
City of North Las Vegas, NATL-RE, 5.000%, 10/1/2014	105,000	107,000
Clark County School District, NATL-RE FGIC:
5.000%, 6/15/2021, Call 6/15/2017	100,000	114,148
5.000%, 6/15/2023, Call 6/15/2017	175,000	196,191
County of Clark, 5.000%, 7/1/2015	50,000	52,981
County of Clark, AMBAC, 4.125%, 11/1/2020, Call 11/1/2015	75,000	77,793
Nye County School District, PSF, 4.375%, 5/1/2025, Call 5/1/2015	100,000	104,876
State of Nevada, 5.000%, 6/1/2018, Call 12/1/2017	500,000	579,605

		1,232,594
New Jersey - 2.5%
Casino Reinvestment Development Authority, NATL-RE, 5.000%, 6/1/2014	100,000	100,858
City of Passaic, 4.000%, 5/1/2016	275,000	290,488
Eagle Tax-Exempt Trust, AGM, 0.280%, 5/1/2014 (3) (5) (6)	400,000	400,000
Morris-Union Jointure Commission, AGM, 4.000%, 8/1/2015	150,000	155,749
New Jersey Economic Development Authority, 5.000%, 9/1/2020	340,000	399,973
New Jersey Economic Development Authority, NATL-RE FGIC, 5.250%, 12/15/2017, Call 12/15/2015	40,000	43,485
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	23,313
New Jersey Housing & Mortgage Finance Agency, 4.350%, 10/1/2017, Call 4/1/2015	200,000	204,574
New Jersey State Turnpike Authority, AGM, 5.000%, 1/1/2022, Call 1/1/2015	50,000	51,579
Township of Lyndhurst, XLCA, 3.550%, 10/1/2016	90,000	96,026
West Orange School District, NATL-RE, 5.000%, 10/1/2017, Call 10/1/2016	200,000	218,916

		1,984,961
New Mexico - 0.1%
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	55,000	58,416
New York - 6.7%
City of Ne, 0.500%, 8/1/2021, Call 10/3/2016 (3)	130,000	130,248
City of New York, 0.300%, 4/1/2035, Call 3/3/2014 (3)	500,000	500,000
City of Yonkers, NATL-RE, 5.000%, 8/1/2018, Call 8/1/2015	100,000	104,449
Metropolitan Transportation Authority, 5.000%, 11/15/2021, Call 11/15/2016	150,000	164,520
Metropolitan Transportation Authority, AGM:
0.309%, 11/1/2022, Call 3/5/2014 (3) (14)	450,000	429,603
0.309%, 11/1/2022, Call 3/20/2014 (3) (14)	75,000	71,598
New York City Municipal Water Finance Authority:
0.270%, 6/15/2032, Call 3/17/2014 (3)	100,000	100,000
0.280%, 6/15/2033, Call 3/17/2014 (3)	400,000	400,000
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel, AMBAC, 0.425%, 1/1/2030, Call 3/4/2014 (3) (14)	275,000	245,821
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.300%, 8/1/2022, Call 3/3/2014 (3)	250,000	250,000
New York Local Government Assistance Corp., AGM, 0.075%, 4/1/2017, Call 3/5/2014 (3) (14)	500,000	492,171
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	696,516

New York State Dormitory Authority, 5.000%, 7/1/2014	30,000	30,473
New York State Dormitory Authority, AGM, 5.000%, 8/15/2014	40,000	40,865
New York State Energy Research & Development Authority, AMBAC, 0.750%, 10/1/2028, Call 3/7/2014 (3) (14)	500,000	500,000
Niagara Falls City School District, AGM, 4.100%, 6/15/2017, Call 6/15/2015	200,000	205,524
Patchogue-Medford Union Free School District, MBIA, 4.250%, 10/1/2016, Call 10/1/2015	100,000	104,800
Peru Central School District, NATL-RE, 4.125%, 6/15/2019, Call 6/15/2015	50,000	51,256
Plattsburgh City School District, NATL-RE, 4.125%, 6/15/2015	75,000	78,537
State of New York, AGM, 0.075%, 3/15/2021, Call 3/6/2014 (3) (14)	25,000	23,264
State of New York, NATL-RE FGIC, 0.075%, 2/15/2022, Call 3/6/2014 (3) (14)	295,000	275,827
Triborough Bridge & Tunnel Authority, 0.626%, 1/3/2017, Call 7/1/2016 (3)	500,000	501,715

		5,397,187
North Carolina - 1.1%
City of Charlotte, 5.000%, 6/1/2018	25,000	29,004
County of Burke, AMBAC, 5.000%, 4/1/2019, Call 4/1/2016	95,000	104,217
County of Halifax, NATL-RE, 4.125%, 6/1/2019, Call 6/1/2016	165,000	173,118
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.057%, 11/1/2018, Call 4/4/2014 (3) (14)	450,000	432,053
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.070%, 10/1/2022, Call 3/6/2014 (3) (14)	200,000	180,441

		918,833
North Dakota - 1.5%
City of Fargo, 2.250%, 11/1/2014, Call 4/3/2014	400,000	400,532
North Dakota Housing Finance Agency, 5.050%, 7/1/2040, Call 7/1/2020	95,000	97,947
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 3/19/2014	670,000	666,677

		1,165,156
Ohio - 1.1%
Avon Lake City School District, NATL-RE, 4.500%, 12/1/2016, Call 6/1/2015	100,000	104,806
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	56,481
City of Marysville OH Wastewater Treatment System Revenue, XLCA, 5.250%, 12/1/2021, Call 12/1/2016	150,000	163,682
Liberty Local School District, AGM, 3.500%, 12/1/2017	250,000	262,332
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 5.250%, 9/1/2028, Call 3/1/2018	140,000	142,100
Pickerington Local School District, NATL-RE, 4.300%, 12/1/2024, Call 12/1/2016	35,000	36,271
Ravenna City School District, 0.000%, 1/15/2015	135,000	133,662

		899,334
Oklahoma - 0.9%
Caddo County Educational Facilities Authority, 2.000%, 9/1/2015	200,000	204,324
Comanche County Hospital Authority, 4.000%, 7/1/2014	300,000	301,752
Oklahoma Municipal Power Authority, 0.830%, 8/1/2018, Call 2/1/2018 (3)	185,000	185,137

		691,213
Oregon - 0.4%
Port of Morrow:
2.000%, 6/1/2015	200,000	200,682
2.000%, 6/1/2016	100,000	100,042

		300,724
Pennsylvania - 6.8%
Allegheny County Hospital Development Authority, 5.375%, 8/15/2029, Call 8/15/2019	225,000	247,147
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	54,510
Berks County Municipal Authority, 1.530%, 7/1/2022, Call 7/1/2017	350,000	347,126
City of Philadelphia, 5.250%, 8/1/2018	100,000	116,905
City of Philadelphia, AGC, 5.125%, 8/1/2025, Call 8/1/2019	100,000	109,431
City of Philadelphia, AMBAC:
5.000%, 10/1/2017	250,000	278,935
5.000%, 10/1/2023, Call 10/1/2017	100,000	104,685
City of Pittsburgh, AGM:
5.250%, 9/1/2015	100,000	106,960
5.250%, 9/1/2017, Call 9/1/2016	95,000	105,722
Cumberland County Municipal Authority, 5.000%, 1/1/2017	105,000	107,019
Delaware County Vocational & Technical School Authority, BAM:
1.200%, 11/1/2016	140,000	140,291
3.000%, 11/1/2018	120,000	126,292
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	100,000	112,483

Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	232,614
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	302,154
Lehigh County General Purpose Authority, 3.000%, 11/1/2014	195,000	197,566
Monroe County Hospital Authority, 5.000%, 1/1/2017	260,000	283,915
Northampton County General Purpose Authority, 1.430%, 8/15/2020, Call 2/15/2020 (3)	100,000	100,161
Pennsylvania Economic Development Financing Authority:
1.750%, 12/1/2015 (3)	100,000	102,249
5.000%, 3/1/2020	200,000	228,486
Pennsylvania Higher Educational Facilities Authority, NATL-RE, 5.000%, 4/1/2014	100,000	100,383
Pennsylvania Turnpike Commission, 1.180%, 12/1/2019, Call 6/1/2019 (3)	390,000	397,663
Pennsylvania Turnpike Commission, AMBAC, 5.000%, 12/1/2024, Call 6/1/2016	250,000	263,852
Pittsburgh Public Parking Authority, NATL:
0.000%, 12/1/2014	100,000	98,439
0.000%, 12/1/2017	50,000	44,997
School District of Philadelphia, 5.000%, 9/1/2018	65,000	74,718
State Public School Building Authority, AGM:
5.000%, 6/1/2019, Call 12/1/2016	100,000	108,989
5.000%, 6/1/2024, Call 12/1/2016	200,000	213,862
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	174,760
Wayne County Hospital & Health Facilities Authority, AGM, 2.000%, 7/1/2015	100,000	101,867
York County Hospital Authority, AMBAC, 0.068%, 7/1/2021, Call 3/3/2014 (3) (14)	575,000	519,092

		5,503,273
Puerto Rico - 0.4%
Commonwealth of Puerto Rico, NATL-RE:
0.000%, 7/1/2016	120,000	99,283
5.500%, 7/1/2014	60,000	60,138
Commonwealth of Puerto Rico, NATL-RE, NATL-RE, 0.000%, 7/1/2014	110,000	107,394
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 5.000%, 7/1/2018	75,000	76,690

		343,505
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp., 3.000%, 9/1/2014	250,000	251,673
South Carolina - 0.8%
South Carolina Jobs-Economic Development Authority, 4.000%, 11/1/2015	375,000	393,041
South Carolina Jobs-Economic Development Authority, AGC, 4.250%, 2/1/2018	250,000	275,283

		668,324
South Dakota - 0.1%
City of Deadwood, 4.000%, 12/1/2014	100,000	101,672
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp.:
5.000%, 12/15/2015	80,000	85,243
5.000%, 12/15/2016	250,000	271,930
5.000%, 12/15/2019	125,000	139,571
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.000%, 7/1/2018	220,000	245,740
Tennessee Energy Acquisition Corp., 5.000%, 9/1/2016	65,000	70,073

		812,557
Texas - 6.2%
Central Texas Regional Mobility Authority, 5.750%, 1/1/2015	100,000	103,466
City of Austin, 4.000%, 11/15/2016	200,000	218,316
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	56,808
Clifton Higher Education Finance Corp.:
1.950%, 12/1/2015	185,000	181,790
5.000%, 8/15/2017	225,000	243,837
Harris County Cultural Education Facilities Finance Corp.:
0.860%, 6/1/2021 (3)	350,000	346,570
1.080%, 11/15/2015, Call 5/15/2015 (3)	400,000	400,532
Harris County Municipal Utility District No. 156, AGM, 4.750%, 9/1/2016	100,000	109,169
Harris County Municipal Utility District No. 167, AGM, 0.000%, 9/1/2015	70,000	68,319
Hunt Memorial Hospital District, AGM, 0.250%, 8/15/2017, Call 4/1/2014 (3)	500,000	500,000
McLennan County Public Facility Corp., 6.625%, 6/1/2035, Call 12/1/2014	500,000	529,685
Midland Independent School District, PSF, 5.000%, 2/15/2032, Call 2/15/2016	200,000	212,252
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2016	175,000	177,984

North Texas Tollway Authority, 5.750%, 1/1/2038, Call 1/1/2018	225,000	237,181
Nueces River Authority, AGM, 5.250%, 7/15/2018, Call 7/15/2015	45,000	47,686
Port of Port Arthur Navigation District:
0.280%, 12/1/2039, Call 3/3/2014 (3)	500,000	500,000
0.280%, 11/1/2040, Call 3/3/2014 (3)	500,000	500,000
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 2/15/2022, Call 2/15/2017	90,000	98,821
Texas Municipal Gas Acquisition & Supply Corp. I:
5.000%, 12/15/2014	50,000	51,569
5.000%, 12/15/2015	135,000	143,182
Texas Municipal Gas Acquisition & Supply Corp. II, 0.863%, 9/15/2017 (3)	250,000	248,305

		4,975,472
Virginia - 0.3%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	130,000	135,413
Henrico County Economic Development Authority, 4.000%, 11/1/2016	100,000	106,970
Virginia Housing Development Authority, 2.100%, 9/1/2014	25,000	25,184

		267,567
Washington - 0.3%
City of Tacoma, 5.750%, 12/1/2017	100,000	115,988
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (5) (6)	160,000	143,618

		259,606
West Virginia - 0.2%
West Virginia Housing Development Fund, 3.900%, 11/1/2025, Call 11/1/2020	120,000	123,614
Wisconsin - 1.4%
City of Menasha, 4.300%, 9/1/2015	200,000	200,028
State of Wisconsin, 5.000%, 9/1/2020	175,000	207,854
Wisconsin Health & Educational Facilities Authority:
4.000%, 8/15/2018	300,000	314,046
5.250%, 8/15/2017, Call 8/15/2016	65,000	70,420
5.500%, 12/15/2020, Call 12/15/2019	80,000	93,774
Wisconsin Housing & Economic Development Authority, 3.625%, 12/1/2019, Call 6/1/2016 (3)	240,000	247,339

		1,133,461

Total Municipals (identified cost $70,868,324)		71,209,603

Short-Term Investments - 8.3%

Mutual Funds - 8.0%
BMO Tax-Free Money Market Fund, Class I, 0.011% (10)	6,428,869	6,428,869

Short-Term Municipals - 0.3%

New York - 0.3%
Nassau Health Care Corp., 2.250%, 1/15/2015, Call 12/1/2014	300,000	302,154

Total Short-Term Investments (identified cost $6,730,992)		6,731,023

Total Investments - 96.8% (identified cost $77,599,316)		77,940,626
Other Assets and Liabilities - 3.2%		2,543,801

Total Net Assets - 100.0%		$80,484,427

(3)	Denotes a varible or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2014.

(4)	Purchased on a when-issued or delayed delivery basis.

(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 28, 2014, these securities amounted to:

Fund	Amount	% of Total Net Assets
Short Tax-Free Fund	$1,543,618	1.92%

(6)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of BMO Funds.

(10)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(13)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(14)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS –

As of February 28, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 98.2%

Alabama - 0.8%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$310,569
4.000%, 7/1/2021	1,895,000	2,061,570
4.375%, 10/1/2017	200,000	219,778
5.000%, 10/1/2020, Call 10/1/2018	230,000	254,693
Baldwin County Board of Education, AMBAC, 5.000%, 7/1/2018, Call 7/1/2017	350,000	385,476
City of Birmingham, 0.000%, 3/1/2022 (13)	1,945,000	1,854,480
Health Care Authority for Baptist Health, AGC, 0.740%, 11/15/2037, Call 3/7/2014 (3) (14)	600,000	600,000
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,372,280

		10,058,846
Alaska - 0.8%
Alaska Housing Finance Corp., 5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,531,860
Alaska Municipal Bond Bank Authority, AMBAC, 5.100%, 4/1/2033, Call 4/1/2018	200,000	215,108
Alaska Student Loan Corp., Guaranteed Student Loans, 5.000%, 6/1/2018, Call 6/1/2015 (7)	270,000	283,948
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 12/1/2015	390,000	405,054
City of Valdez, 5.000%, 1/1/2021	5,820,000	6,810,739

		9,246,709
Arizona - 5.7%
Arizona Department of Transportation State Highway:
5.000%, 7/1/2031, Call 7/1/2018	440,000	476,150
5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,427,920
Arizona Health Facilities Authority:
1.880%, 2/5/2020, Call 8/9/2019 (3)	4,500,000	4,429,080
4.000%, 1/1/2015	225,000	229,277
5.000%, 1/1/2019, Call 1/1/2017	175,000	194,066
5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,546,342
5.000%, 2/1/2022	1,000,000	1,130,040
Arizona School Facilities Board, 5.750%, 9/1/2019, Call 9/1/2018	800,000	937,944
Arizona School Facilities Board, AMBAC:
4.000%, 7/1/2016	250,000	266,515
4.250%, 7/1/2015	575,000	600,645
5.000%, 7/1/2017	800,000	886,272
5.000%, 7/1/2018	400,000	449,616
5.500%, 7/1/2014	575,000	584,982
Arizona Sports & Tourism Authority:
4.000%, 7/1/2018	765,000	834,003
4.000%, 7/1/2019	135,000	147,209
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,164,387
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,460,680
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,610,945
City of Avondale, AGM, 4.000%, 7/1/2019	190,000	208,185
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	430,220
City of Glendale, NATL-RE, 5.000%, 7/1/2026, Call 7/1/2017	2,760,000	2,979,475
City of Goodyear:
5.000%, 7/1/2023, Call 7/1/2020	265,000	292,096
5.125%, 7/1/2025, Call 7/1/2020	345,000	378,789
City of Peoria, 4.000%, 7/1/2019	515,000	572,525
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	559,315
City of Tucson, NATL-RE, 5.000%, 7/1/2019	500,000	579,745
Coconino County Unified School District No. 8 Page, NATL-RE, 5.000%, 7/1/2017, Call 7/1/2014	215,000	217,159
County of Mohave, AMBAC, 5.250%, 7/1/2016, Call 7/1/2014	200,000	201,800
Eagle Mountain Community Facilities District, AGC, 4.000%, 7/1/2014	205,000	207,112

Gila County Unified School District No. 10-Payson:
5.000%, 7/1/2014 (3)	280,000	284,362
5.000%, 7/1/2015	200,000	212,586
5.000%, 7/1/2018	475,000	540,683
5.000%, 7/1/2019, Call 7/1/2018 (3)	500,000	565,345
5.000%, 7/1/2020, Call 7/1/2018 (3)	600,000	662,886
5.750%, 7/1/2028, Call 7/1/2018	800,000	900,272
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	940,087
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	539,970
Greater Arizona Development Authority, NATL-RE:
5.000%, 8/1/2018, Call 8/1/2015	340,000	355,902
5.000%, 8/1/2019, Call 8/1/2017	250,000	273,358
5.000%, 8/1/2027, Call 8/1/2017	975,000	1,073,865
Madison Elementary School District No. 38, AGM, 4.500%, 7/1/2019	300,000	333,033
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	415,173
Maricopa County Elementary School District No. 8-Osborn, 6.000%, 7/1/2024, Call 7/1/2016	300,000	325,557
Maricopa County Industrial Development Authority, 5.250%, 7/1/2032, Call 7/1/2017	170,000	175,205
Maricopa County School District No. 21 Murphy, 7.500%, 7/1/2021, Call 7/1/2019	220,000	265,824
Maricopa County Unified School District No. 89-Dysart, 6.500%, 7/1/2020, Call 7/1/2018	900,000	1,047,384
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	719,206
5.000%, 7/1/2020, Call 7/1/2018	600,000	676,020
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,137,349
5.500%, 7/1/2019 (13)	250,000	294,515
Phoenix Civic Improvement Corp., BHAC:
5.500%, 7/1/2027 (13)	500,000	596,875
5.500%, 7/1/2033 (13)	800,000	929,680
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (13)	555,000	659,218
5.500%, 7/1/2028 (13)	100,000	118,516
5.500%, 7/1/2031 (13)	425,000	497,667
5.500%, 7/1/2032 (13)	320,000	373,226
5.500%, 7/1/2033 (13)	395,000	459,030
5.500%, 7/1/2034 (13)	525,000	608,984
5.500%, 7/1/2036 (13)	455,000	524,956
Pima County Industrial Development Authority:
4.500%, 7/1/2020	540,000	534,411
4.500%, 7/1/2021, Call 7/1/2020	1,330,000	1,299,915
4.500%, 7/1/2022, Call 7/1/2020	1,395,000	1,342,381
5.250%, 7/1/2031, Call 7/1/2019	500,000	524,535
5.375%, 7/1/2031, Call 7/1/2020	1,990,000	1,966,657
6.375%, 7/1/2028, Call 7/1/2018	290,000	295,710
Pinal County Union High School District No. 82 Casa Grande, 5.000%, 7/1/2018	340,000	384,737
Rio Nuevo Multipurpose Facilities District, AGC:
6.000%, 7/15/2020, Call 7/15/2018	240,000	275,779
6.500%, 7/15/2023, Call 7/15/2018	40,000	45,506
Salt River Project Agricultural Improvement & Power District:
5.000%, 1/1/2020, Call 1/1/2018	300,000	336,126
5.000%, 1/1/2032, Call 1/1/2019	1,535,000	1,666,780
Salt Verde Financial Corp.:
5.250%, 12/1/2021	75,000	84,314
5.250%, 12/1/2022	110,000	123,586
Scottsdale Industrial Development Authority:
5.000%, 9/1/2018	250,000	282,160
5.250%, 9/1/2030, Call 4/3/2014	435,000	435,283
Scottsdale Municipal Property Corp., 5.000%, 7/1/2019	750,000	897,360
Scottsdale Municipal Property Corp., AMBAC, 4.450%, 7/1/2019, Call 7/1/2017 (13)	325,000	351,660
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,101,500
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,614,150
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2017, Call 7/1/2014	225,000	227,810
Tangerine Farms Road Improvement District, 5.000%, 7/1/2023	450,000	522,698
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (7)	365,000	388,451
University Medical Center Corp.:
5.000%, 7/1/2021	425,000	469,889
5.250%, 7/1/2014	1,000,000	1,013,390

University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	507,339
Yuma Municipal Property Corp., XLCA:
5.000%, 7/1/2021, Call 7/1/2017	1,900,000	2,098,417
5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,117,407
5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,067,650

		69,484,829
Arkansas - 1.5%
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	305,000	315,163
4.000%, 7/1/2025, Call 7/1/2021	625,000	645,825
Arkansas State University:
4.000%, 3/1/2021	390,000	427,561
4.000%, 3/1/2022	1,140,000	1,234,768
4.000%, 3/1/2023	985,000	1,063,711
City of Benton:
4.000%, 6/1/2039, Call 6/1/2024 (4)	500,000	487,585
4.375%, 6/1/2044, Call 6/1/2024 (4)	500,000	500,995
City of Fayetteville, 3.300%, 11/1/2023	2,915,000	2,968,141
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	1,000,000	1,000,070
City of Rogers, 4.125%, 11/1/2031, Call 11/1/2021	500,000	519,805
City of Springdale:
3.000%, 11/1/2021	1,220,000	1,265,689
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,110,350
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	2,600,000	2,598,310
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	640,023
County of Greene, AGM:
4.000%, 3/1/2019, Call 3/1/2017	840,000	890,014
4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,498,554
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	20,000	21,205
University of Arkansas:
5.000%, 12/1/2021	300,000	356,880
5.000%, 12/1/2022	520,000	617,422
5.000%, 12/1/2023, Call 12/1/2022	500,000	580,520

		18,742,591
California - 7.2%
Abag Finance Authority for Nonprofit Corps.:
5.000%, 7/1/2019	300,000	349,005
5.000%, 7/1/2020	515,000	600,655
5.000%, 7/1/2021	200,000	232,678
Abag Finance Authority for Nonprofit Corps., California Mortgage Insurance, 5.000%, 4/1/2020	1,000,000	1,171,350
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,399,887
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	243,380
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015	350,000	369,061
Bay Area Toll Authority, 1.280%, 4/1/2027, Call 10/1/2026 (3)	5,000,000	4,989,750
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	239,441
0.000%, 8/1/2031	615,000	233,583
Bret Harte Union High School District, 0.000%, 3/15/2015	500,000	492,880
California Health Facilities Financing Authority, 5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,095,520
California Infrastructure & Economic Development Bank, AMBAC, 0.260%, 10/1/2017, Call 3/4/2014 (3) (14)	1,000,000	960,939
California Municipal Finance Authority:
2.130%, 11/1/2016, Call 11/1/2015 (3)	330,000	330,208
3.625%, 12/1/2023	645,000	646,812
4.000%, 12/1/2020	365,000	395,448
4.000%, 12/1/2021	390,000	415,631
4.000%, 12/1/2022	430,000	451,672
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,046,590
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,653,840
Castaic Lake Water Agency, AMBAC, 0.000%, 8/1/2021	250,000	195,760
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2015	670,000	676,372
City & County of San Francisco, 4.625%, 6/15/2030, Call 6/15/2015	350,000	359,195
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	885,024

City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,703,047
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,390,630
County of Los Angeles, 0.000%, 9/1/2018	750,000	697,290
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	499,350
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	645,000	516,845
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	215,840
Duarte Unified School District, 0.000%, 8/1/2026 (13)	525,000	495,232
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (13)	1,250,000	951,875
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	214,925
Fresno Unified School District, MBIA:
4.600%, 2/1/2016	105,000	112,820
6.000%, 8/1/2026	2,900,000	3,435,601
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	170,429
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,098,960
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	400,219
Kerman Unified School District, NATL-RE, 4.750%, 8/1/2022, Call 8/1/2015	445,000	454,456
Kings River Conservation District, 5.250%, 5/1/2029, Call 5/1/2019	250,000	262,870
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	163,356
Long Beach Bond Finance Authority:
5.000%, 11/15/2017	170,000	187,241
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,101,340
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,851,325
Los Angeles Community College District, AGM FGIC, 5.000%, 8/1/2032, Call 8/1/2017	1,330,000	1,458,398
Los Angeles Community College District, NATL-RE FGIC, 5.000%, 8/1/2032, Call 8/1/2017	475,000	520,856
Los Angeles Unified School District, 5.200%, 7/1/2029, Call 7/1/2019	605,000	678,852
Lynwood Unified School District, AGM:
5.000%, 8/1/2022	340,000	393,737
5.000%, 8/1/2023	475,000	546,454
5.000%, 8/1/2024, Call 8/1/2023	620,000	706,763
5.000%, 8/1/2025, Call 8/1/2023	760,000	860,434
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026 (13)	300,000	280,254
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,204,780
Modesto Irrigation District:
5.000%, 7/1/2020	350,000	411,831
5.000%, 7/1/2021	500,000	588,270
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (13)	1,155,000	788,646
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	414,530
New Haven Unified School District, NATL-RE, 0.000%, 8/1/2025, Call 8/1/2014	2,000,000	1,130,400
Northern California Gas Authority No. 1:
0.795%, 7/1/2019 (3)	3,000,000	2,903,610
0.885%, 7/1/2027 (3)	1,915,000	1,609,826
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	541,695
5.000%, 7/1/2032, Call 7/1/2022	700,000	753,718
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	382,898
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	936,040
Piedmont Unified School District, 5.000%, 8/1/2032, Call 8/1/2019	200,000	213,940
Pioneer Union Elementary School District, NATL-RE, 5.000%, 8/1/2021, Call 8/1/2016	315,000	334,083
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	220,265
Sacramento Unified School District, AGM, 3.030%, 3/1/2014 (3)	1,980,000	1,980,000
San Bernardino City Unified School District, AGM:
3.750%, 8/1/2014	330,000	334,584
5.000%, 8/1/2015, Call 8/1/2014	105,000	106,898
San Francisco International Airport, 5.000%, 5/1/2024, Call 5/1/2021	1,040,000	1,177,301
San Gorgonio Memorial Health Care District:
6.500%, 8/1/2014	230,000	235,706
6.500%, 8/1/2015	310,000	336,338
San Miguel Joint Union Elementary School District, AGM:
0.000%, 6/15/2020	415,000	327,858
0.000%, 6/15/2021	490,000	364,163
0.000%, 6/15/2022	505,000	351,945
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	392,090
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	805,000	890,604
Santa Barbara County College Elementary School District:
0.000%, 8/1/2027	365,000	201,535
0.000%, 8/1/2031	470,000	201,348

Santaluz Community Facilities District No. 2, 3.000%, 9/1/2015	995,000	1,008,940
Sierra View Local Health Care District:
3.800%, 7/1/2017	370,000	378,221
4.700%, 7/1/2016	250,000	260,713
4.875%, 7/1/2018, Call 7/1/2017	900,000	976,995
5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,666,442
5.250%, 7/1/2023, Call 7/1/2017	250,000	262,075
5.300%, 7/1/2026, Call 7/1/2017	350,000	363,342
State of California:
0.809%, 12/1/2017, Call 6/1/2017 (3)	500,000	504,425
5.000%, 11/1/2025, Call 11/1/2020	250,000	280,595
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,433,059
6.000%, 3/1/2033, Call 3/1/2020	1,500,000	1,758,450
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,503,966
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,079,690
Tulare Union High School District, NATL-RE, 0.000%, 8/1/2019	380,000	333,131
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 5/1/2014 (3)	1,625,000	1,625,016
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	540,224
Vallejo City Unified School District, MBIA:
5.400%, 2/1/2015	275,000	283,016
5.900%, 8/1/2018	350,000	389,750
5.900%, 8/1/2025	1,225,000	1,318,418
Vallejo City Unified School District, NATL-RE, 5.400%, 8/1/2014	230,000	232,086
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,077,305
West Contra Costa Unified School District, AGM-CR NATL-RE FGIC, 0.000%, 8/1/2025	310,000	185,985
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	1,500,000	1,584,690
Whittier City School District, NATL-RE, 4.000%, 8/1/2015	355,000	370,893
Whittier Union High School District:
0.000%, 8/1/2025, Call 8/1/2019	300,000	175,131
0.000%, 8/1/2034, Call 8/1/2019	500,000	154,275
Yosemite Community College District, AGM:
5.000%, 8/1/2028, Call 8/1/2018	1,845,000	2,061,566
5.000%, 8/1/2032, Call 8/1/2018	1,140,000	1,241,756

		87,189,137
Colorado - 3.0%
City & County of Denver, 5.000%, 11/15/2021	500,000	584,695
City & County of Denver, AGC, 0.240%, 11/15/2025, Call 3/3/2014 (3)	5,000,000	5,000,000
City & County of Denver, XLCA, 5.000%, 11/15/2023, Call 11/15/2015	1,410,000	1,512,436
Colorado Educational & Cultural Facilities Authority:
5.000%, 9/1/2020 (13)	1,060,000	1,232,292
5.000%, 9/1/2021 (13)	865,000	999,075
5.000%, 9/1/2023 (13)	80,000	90,723
6.250%, 3/1/2040, Call 3/1/2020	2,000,000	2,160,180
7.400%, 12/1/2038, Call 12/1/2018	500,000	556,705
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 6/1/2014	2,950,000	2,964,661
Colorado Health Facilities Authority:
3.000%, 12/1/2015	490,000	497,399
4.000%, 12/1/2016	505,000	528,195
4.500%, 2/1/2020	455,000	485,076
5.000%, 12/1/2014 (3)	1,150,000	1,182,292
5.000%, 9/1/2018	530,000	595,757
5.000%, 9/1/2019	560,000	630,470
5.000%, 12/1/2019	300,000	338,313
5.000%, 2/1/2021	475,000	513,817
5.000%, 12/1/2021	875,000	975,818
5.000%, 9/1/2022	750,000	828,525
5.000%, 2/1/2024	545,000	570,561
5.000%, 2/1/2029, Call 2/1/2024	2,000,000	1,983,320
5.125%, 11/15/2020, Call 11/15/2016 (3)	555,000	619,485
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2014	570,000	574,190
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	411,976
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	901,784
5.000%, 12/1/2021	725,000	831,996
5.000%, 12/1/2022	1,185,000	1,364,966

County of El Paso, GNMA/FNMA, 5.450%, 12/1/2039, Call 12/1/2016 (7)	344,994	375,757
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,356,086
E-470 Public Highway Authority, 2.750%, 9/1/2014 (3)	2,000,000	2,000,000
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	269,385
Moffat County School District No. Re001 Craig, AGM, 5.250%, 12/1/2027, Call 12/1/2017	500,000	557,480
Public Authority for Colorado Energy, 5.750%, 11/15/2018	740,000	828,112
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,284,080
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2016, Call 3/5/2014	160,000	160,000

		36,765,607
Delaware - 0.2%
Delaware State Housing Authority:
0.000%, 7/1/2031, Call 7/1/2021	1,755,000	767,339
5.000%, 1/1/2026, Call 7/1/2019 (7)	300,000	316,887
5.200%, 7/1/2029, Call 7/1/2018	1,840,000	1,848,243

		2,932,469
District of Columbia - 0.2%
District of Columbia, 5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,048,329
District of Columbia, AGM:
5.000%, 6/1/2022, Call 12/1/2017	250,000	285,120
5.000%, 6/1/2023, Call 12/1/2017	250,000	284,433

		2,617,882
Florida - 6.6%
Citizens Property Insurance Corp.:
5.000%, 6/1/2016	1,265,000	1,387,692
5.000%, 6/1/2019	2,615,000	3,010,310
5.375%, 6/1/2016	250,000	276,153
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	1,040,000	1,141,358
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,111,280
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,121,240
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,096,300
City of Gulf Breeze:
1.750%, 12/1/2015 (3)	11,795,000	11,827,082
5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,241,020
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,468,237
City of Niceville, AMBAC, 4.300%, 6/1/2030, Call 6/1/2014	475,000	475,242
City of North Port, 5.000%, 7/1/2022	200,000	233,100
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	525,055
City of Sunrise, 4.000%, 10/1/2019	540,000	587,450
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	832,690
0.000%, 10/1/2020	975,000	861,052
0.000%, 10/1/2021	175,000	148,059
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,242,960
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	372,131
County of Bay, 3.500%, 9/1/2016	315,000	308,457
County of Brevard, AMBAC:
5.000%, 7/1/2015	355,000	370,056
5.000%, 7/1/2016	910,000	971,407
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (7)	740,000	756,768
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,231,460
County of Madison, 2.000%, 11/1/2014, Call 5/1/2014	9,390,000	9,398,169
County of Miami-Dade, 5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,129,615
County of Miami-Dade, AGC:
0.000%, 10/1/2021	610,000	462,472
5.000%, 10/1/2029, Call 10/1/2019	400,000	430,336
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,199,100
County of Miami-Dade, NATL-RE BHAC-CR, 5.000%, 10/1/2030, Call 10/1/2017 (13)	475,000	491,292
County of Miami-Dade, XLCA, 5.000%, 7/1/2021, Call 7/1/2016	320,000	343,709
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	689,681
County of Sarasota, NATL-RE, 5.000%, 10/1/2021, Call 10/1/2015	930,000	985,019
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,865,532
5.000%, 10/1/2021	1,110,000	1,276,378
Emerald Coast Utilities Authority, NATL-RE FGIC:
5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,075,040

5.000%, 1/1/2022, Call 1/1/2017	970,000	1,031,285
5.250%, 1/1/2026, Call 1/1/2016	1,000,000	1,036,500
Florida Housing Finance Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	655,000	683,715
Florida Housing Finance Corp., GNMA/FNMA/FHLMC:
4.450%, 1/1/2030, Call 7/1/2021	500,000	515,735
5.000%, 7/1/2021, Call 1/1/2016 (7)	300,000	313,050
5.250%, 7/1/2028, Call 1/1/2018	760,000	792,224
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2014	620,000	629,684
Florida Municipal Power Agency, 5.500%, 10/1/2019	250,000	303,263
Florida State Department of Transportation, FSA, 4.750%, 7/1/2022, Call 7/1/2014	1,500,000	1,537,110
Highlands County Health Facilities Authority:
5.000%, 11/15/2015	400,000	431,536
5.125%, 11/15/2023, Call 11/15/2016 (3)	500,000	555,395
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	295,000	312,122
Key West Utility Board, NATL-RE, 5.000%, 10/1/2023, Call 10/1/2016	1,015,000	1,080,427
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,171,700
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	300,000	317,445
Pinellas County Educational Facilities Authority:
3.000%, 10/1/2014	580,000	584,037
4.000%, 10/1/2016	350,000	360,700
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	157,446
Putnam County Development Authority, AMBAC, 5.350%, 5/1/2018 (3)	765,000	876,223
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,831,675
Town of Davie:
5.000%, 4/1/2021	615,000	690,344
5.000%, 4/1/2022	830,000	924,902
University of North Florida Financing Corp., 5.000%, 11/1/2026, Call 11/1/2017	4,285,000	4,625,700
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	783,407
Volusia County Educational Facility Authority, RADIAN, 4.625%, 10/15/2028, Call 10/15/2015	500,000	501,245

		79,989,772
Georgia - 3.2%
Atlanta Development Authority, 4.000%, 9/1/2020	2,065,000	2,304,499
Burke County Development Authority, 1.400%, 4/1/2015 (3)	135,000	136,138
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,076,951
5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,792,946
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,180,320
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,211,740
County of DeKalb, 4.500%, 12/1/2024, Call 12/1/2015	250,000	256,640
East Point Building Authority, XLCA:
4.500%, 2/1/2025, Call 2/1/2016	500,000	497,425
5.000%, 2/1/2017	875,000	918,339
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,520,632
5.000%, 7/1/2021	1,155,000	1,318,017
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,358,888
Fulton County Development Authority:
5.000%, 3/15/2016	1,615,000	1,752,533
5.250%, 3/15/2024, Call 3/15/2019	1,020,000	1,106,527
Georgia State Environmental Loan Acquisition Corp., 4.000%, 3/15/2021	170,000	170,287
Glynn-Brunswick Memorial Hospital Authority, NATL-RE FGIC, 4.500%, 8/1/2015	865,000	906,027
Jefferson City School District, State Aid Withholding, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,529,145
Main Street Natural Gas, Inc.:
5.000%, 3/15/2017	1,320,000	1,436,173
5.000%, 3/15/2021	5,000,000	5,542,450
5.250%, 9/15/2018	250,000	280,053
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	628,412
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,217,068
5.375%, 1/1/2029, Call 1/1/2019	940,000	1,007,191
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 4/3/2014	300,000	306,231
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	781,571
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,255,785
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,096,610

		38,588,598

Hawaii - 0.0%
City & County Honolulu, NATL-RE FGIC, 5.000%, 7/1/2024, Call 7/1/2015	120,000	125,233
University of Hawaii, 6.000%, 10/1/2038, Call 10/1/2019	250,000	281,520

		406,753
Idaho - 0.2%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	215,282
7.375%, 6/1/2034, Call 6/1/2018	340,000	373,048
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,138,000
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	593,233
Idaho Housing & Finance Association, 5.150%, 7/1/2022, Call 4/3/2014 (7)	365,000	365,201

		2,684,764
Illinois - 10.5%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	3,849,582
Chicago Park District, 5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,181,752
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	250,000	277,053
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,462,842
City of Chicago, 0.350%, 1/1/2034, Call 3/3/2014 (3)	6,545,000	6,545,000
City of Chicago, AGC, 5.250%, 1/1/2026, Call 1/1/2020	450,000	502,173
City of Chicago, AGM, 5.000%, 11/1/2028, Call 11/1/2018	3,215,000	3,409,025
City of Chicago, AGM-CR FGIC, 5.000%, 1/1/2023, Call 1/1/2017	200,000	211,852
City of Chicago, NATL-RE:
5.250%, 1/1/2024, Call 1/1/2016	1,925,000	2,075,978
5.530%, 1/1/2020, Call 1/1/2016 (13)	1,000,000	1,069,850
City of Mount Vernon, AGM, 5.000%, 12/15/2032, Call 12/15/2020	2,455,000	2,596,359
City of Springfield, 5.000%, 12/1/2022	905,000	1,035,709
City of Springfield, AMBAC, 4.000%, 12/1/2014	25,000	25,481
City of Springfield, NATL-RE:
5.000%, 3/1/2014	225,000	225,000
5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,086,310
5.000%, 3/1/2020, Call 3/1/2017	100,000	106,354
Cook County Community College District No. 524 Moraine Valley:
4.000%, 6/1/2033, Call 6/1/2022	500,000	495,995
4.000%, 6/1/2034, Call 6/1/2022	1,290,000	1,270,560
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,555,012
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	660,306
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	496,602
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,460,252
0.000%, 12/1/2029	2,580,000	1,245,701
0.000%, 12/1/2030	2,830,000	1,287,678
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	280,341
Cook County School District No. 169 Ford Heights, AGC, 5.750%, 12/1/2030, Call 12/1/2021	1,000,000	1,268,410
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,660,000	2,947,626
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	538,373
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,100,570
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,224,682
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,352,564
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,423,410
County of Cook:
5.000%, 11/15/2023	1,000,000	1,148,970
5.250%, 11/15/2023, Call 11/15/2020	350,000	394,034
County of Cook, AMBAC, 5.000%, 11/15/2023, Call 5/15/2016	270,000	282,547
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	700,000	776,839
5.250%, 10/1/2027, Call 10/1/2019	1,150,000	1,254,696
5.500%, 1/1/2038, Call 1/1/2023	825,000	883,228
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	504,204
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	248,392
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	503,710

DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	130,768
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016	440,000	474,192
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	448,104
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	480,705
Illinois Finance Authority:
4.000%, 10/1/2016	345,000	364,617
5.000%, 5/1/2015	2,095,000	2,152,529
5.000%, 11/15/2027, Call 11/15/2022	500,000	540,200
5.000%, 11/15/2028, Call 11/15/2022	500,000	536,765
5.250%, 3/1/2019	250,000	289,295
5.250%, 11/15/2022, Call 11/15/2017	1,450,000	1,560,069
5.250%, 2/15/2030, Call 2/15/2020	250,000	261,003
5.375%, 10/1/2021, Call 10/1/2020	1,000,000	1,086,570
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,090,800
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,972,488
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,340,830
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	277,660
Illinois Finance Authority, AGM:
0.000%, 1/1/2021	255,000	211,081
5.150%, 1/1/2019	420,000	475,969
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	374,125
Illinois Housing Development Authority, 4.950%, 8/1/2021, Call 2/1/2016 (7)	1,830,000	1,909,404
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,111,650
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,830,000	1,991,626
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	3,914,735
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC, 0.000%, 1/1/2023	1,000,000	728,060
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.250%, 1/1/2033, Call 1/1/2023	900,000	942,633
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,533,211
Lake County Community Unit School District No. 116 Round Lake, XLCA, 4.500%, 1/15/2018, Call 1/15/2015	500,000	511,995
Lake County School District No. 33, XLCA:
0.000%, 12/1/2026	525,000	277,436
0.000%, 12/1/2028	335,000	155,849
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	177,998
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM-CR FGIC, 0.000%, 1/1/2024	500,000	344,125
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2017	20,000	19,598
0.000%, 1/1/2017	190,000	179,774
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	303,830
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2023 (13)	3,300,000	3,211,791
0.000%, 12/15/2023	855,000	577,698
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	362,507
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	1,715,000	1,890,719
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,313,032
Southern Illinois University, NATL-RE, 0.000%, 4/1/2017	500,000	461,710
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	350,000	400,981
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	679,701
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (7)	745,000	792,479
State of Illinois:
5.000%, 1/1/2015	250,000	259,535
5.000%, 1/1/2015	300,000	311,442
5.000%, 1/1/2015	600,000	622,884
5.000%, 1/1/2016	500,000	539,805
5.000%, 3/1/2020	500,000	575,730
5.000%, 4/1/2024, Call 4/1/2023	500,000	553,350
5.000%, 1/1/2025, Call 1/1/2016	275,000	288,420
5.250%, 6/15/2034, Call 6/15/2019	1,530,000	1,633,596
6.500%, 6/15/2022	425,000	507,157
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	396,563

Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	238,945
Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,099,550
5.000%, 1/1/2021	1,000,000	1,076,220
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,538,971
Village of Bolingbrook, NATL-RE:
0.000%, 1/1/2020, Call 1/1/2015	15,000	11,690
0.000%, 1/1/2020, Call 1/1/2015	185,000	141,473
Village of Bourbonnais, RADIAN, 4.375%, 11/1/2017	275,000	291,811
Village of Elwood, RADIAN:
0.000%, 3/1/2024, Call 3/1/2016	250,000	147,245
0.000%, 3/1/2026, Call 3/1/2016	1,280,000	669,043
Village of Franklin Park, AMBAC, 5.000%, 7/1/2016, Call 4/3/2014	1,065,000	1,066,384
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	457,904
4.000%, 10/1/2019	420,000	447,392
4.000%, 10/1/2020	615,000	643,198
5.000%, 10/1/2022, Call 10/1/2021	730,000	790,648
5.000%, 10/1/2023, Call 10/1/2021	685,000	736,300
5.000%, 10/1/2024, Call 10/1/2021	425,000	452,804
5.000%, 10/1/2025, Call 10/1/2021	920,000	973,406
Village of Hoffman Estates, 5.250%, 12/1/2025, Call 12/1/2018	300,000	337,929
Village of Justice, AMBAC:
0.000%, 1/1/2015	545,000	530,917
0.000%, 1/1/2021	635,000	438,258
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015	155,000	146,520
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	474,745
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC:
0.000%, 1/1/2017	750,000	694,942
0.000%, 1/1/2019	695,000	595,782
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC:
0.000%, 11/1/2020	2,000,000	1,653,400
0.000%, 11/1/2021	300,000	232,803
0.000%, 11/1/2022	250,000	182,023
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/1/2016	1,025,000	1,115,220
Will County School District No. 114, NATL-RE FGIC:
0.000%, 12/1/2017	870,000	778,624
0.000%, 12/1/2020	1,180,000	887,041
0.000%, 12/1/2023	900,000	552,681
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	584,100
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018, Call 11/1/2015	545,000	578,191
Will, Grundy, Etc. Counties Community College District No. 525:
5.000%, 6/1/2038, Call 12/1/2023	150,000	155,015
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,632,254
5.750%, 6/1/2023, Call 6/1/2018	315,000	351,351
5.750%, 6/1/2028, Call 6/1/2018	170,000	186,130

		126,704,726
Indiana - 2.9%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026, Call 1/15/2016	680,000	703,038
Carmel Redevelopment Authority:
5.000%, 7/1/2023, Call 7/1/2020	350,000	384,734
5.000%, 2/1/2027, Call 2/1/2016	545,000	583,145
Carmel Redevelopment Authority, NATL-RE, 5.000%, 7/1/2021, Call 7/1/2016	450,000	492,957
City of Greenwood:
4.000%, 10/1/2017	225,000	242,618
4.250%, 10/1/2020, Call 10/1/2018	820,000	880,098
4.625%, 10/1/2024, Call 10/1/2018	520,000	547,591
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,102,220
County of Knox, 4.000%, 4/1/2018	250,000	269,865
Crown Point Multi School Building Corp., AGM State Aid Withholding, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,087,840
Damon Run Conservancy District:
4.500%, 1/1/2018	215,000	233,851
4.500%, 7/1/2018	220,000	241,701

Dyer Redevelopment Authority, CIFG:
5.250%, 7/15/2021, Call 7/15/2015	650,000	670,306
5.250%, 7/15/2023, Call 7/15/2015	1,225,000	1,260,611
East Chicago Multi School Building Corp., State Aid Withholding, 6.000%, 7/15/2016	670,000	737,529
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,043,412
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,805,063
Franklin Township-Marion County Multiple School Building Corp., State Aid Withholding, 5.000%, 7/10/2021	580,000	690,473
Greencastle School Building Corp., State Aid Withholding:
3.000%, 1/15/2016	625,000	651,531
4.000%, 7/15/2018	680,000	751,495
Hammond Local Public Improvement Bond Bank:
5.000%, 8/15/2014	500,000	509,680
5.000%, 2/15/2015	1,090,000	1,133,611
Indiana Development Finance Authority, 4.700%, 10/1/2015, Call 10/1/2015 (3) (7)	800,000	849,296
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	261,143
4.900%, 1/1/2016	350,000	374,055
5.000%, 8/15/2020	700,000	767,284
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,372,320
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,823,552
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	554,770
Indiana Health Facility Financing Authority, AMBAC, 0.088%, 5/1/2031, Call 3/25/2014 (3) (14)	600,000	500,971
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	567,435
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,894,825
Indianapolis Airport Authority, 4.000%, 1/1/2020	255,000	278,636
Indianapolis Local Public Improvement Bond Bank, 5.000%, 1/1/2021	175,000	198,055
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	574,345
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	499,094
4.000%, 7/15/2020, Call 1/15/2020	935,000	1,007,294
4.000%, 7/15/2021, Call 1/15/2020	375,000	399,577
Merrillville Multi-School Building Corp., NATL-RE, 0.000%, 1/15/2015	750,000	735,690
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,076,880
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	227,372
Rush County Elementary School Building Corp., State Aid Withholding, 5.250%, 7/15/2021, Call 1/15/2019	565,000	626,670

		34,612,633
Iowa - 0.3%
City of Coralville, 2.000%, 6/1/2015	250,000	250,332
Iowa Finance Authority, GNMA/FNMA, 5.500%, 7/1/2036, Call 7/1/2015 (7)	445,000	450,812
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	745,000	767,924
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,595,902

		3,064,970
Kansas - 0.5%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	371,571
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (7)	110,000	119,651
Kansas Development Finance Authority:
4.000%, 11/15/2015	225,000	238,941
5.000%, 11/15/2020, Call 11/15/2019	800,000	928,544
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,041,430
5.750%, 11/15/2034, Call 11/15/2014	600,000	612,102
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	529,843
Sedgwick & Shawnee Counties, GNMA/FNMA COLL, 5.650%, 12/1/2036, Call 12/1/2014 (7)	680,000	695,960
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,073,610

		5,611,652
Kentucky - 0.2%
Kentucky Economic Development Finance Authority, 5.000%, 6/1/2016	855,000	908,728
Kentucky State Property & Building Commission, NATL-RE FGIC, 5.000%, 3/1/2022, Call 3/1/2017	1,500,000	1,663,590

		2,572,318

Louisiana - 1.4%
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	738,949
4.000%, 10/1/2021	675,000	711,511
Louisiana Housing Corp., GNMA/FNMA/FHLMC, 5.200%, 6/1/2039, Call 6/1/2017 (7)	85,000	85,090
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC:
4.750%, 6/1/2027, Call 6/1/2020	1,080,000	1,146,928
6.550%, 6/1/2040, Call 6/1/2018	820,000	849,856
Louisiana Public Facilities Authority, 2.875%, 11/1/2015	800,000	817,648
Louisiana State Citizens Property Insurance Corp.:
3.000%, 6/1/2015	370,000	377,285
3.000%, 6/1/2016	545,000	563,535
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,743,818
4.000%, 3/1/2021	3,585,000	3,811,823
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (7)	725,000	729,176
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	300,000	208,611
State of Louisiana:
5.000%, 6/15/2031, Call 6/15/2023	1,000,000	1,099,600
5.000%, 6/15/2032, Call 6/15/2023	1,000,000	1,095,490
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	559,013

		16,538,333
Maine - 0.0%
City of Portland, 5.000%, 7/1/2022	300,000	332,688
Maryland - 0.2%
Maryland Health & Higher Educational Facilities Authority:
3.000%, 7/1/2016	450,000	466,074
5.750%, 7/1/2034, Call 7/1/2021	775,000	848,462
Montgomery County Housing Opportunites Commission, 5.000%, 1/1/2043, Call 7/1/2022	490,000	536,781

		1,851,317
Massachusetts - 1.4%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.060%, 12/1/2030, Call 3/6/2014 (3) (14)	7,375,000	6,558,329
0.075%, 12/1/2030, Call 3/10/2014 (3) (14)	1,350,000	1,200,508
Massachusetts Development Finance Agency:
5.000%, 7/1/2014	500,000	506,165
5.000%, 7/1/2015	925,000	969,076
5.000%, 1/1/2023, Call 1/1/2017	650,000	672,770
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,611,048
Massachusetts Educational Financing Authority:
4.000%, 1/1/2016	470,000	496,184
4.750%, 1/1/2016	345,000	368,884
5.000%, 1/1/2017	420,000	461,933
5.100%, 1/1/2018 (7)	200,000	221,378
5.250%, 1/1/2019	675,000	756,202
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,438,850

		17,261,327
Michigan - 4.7%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,036,191
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016, Call 5/1/2015	560,000	579,404
Charter Township of Northville:
2.000%, 4/1/2016	370,000	377,108
4.000%, 4/1/2021	400,000	432,732
4.000%, 4/1/2022	240,000	255,847
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,019,420
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2014	495,000	494,238
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 7/1/2017	95,000	95,567
City of Detroit Sewage System Revenue, 6.500%, 7/1/2024, Call 7/1/2019	350,000	353,556
City of Detroit Sewage System Revenue, NATL-RE:
5.250%, 7/1/2022, Call 7/1/2017	1,250,000	1,259,362
5.500%, 7/1/2015	100,000	101,032
City of Detroit Water Supply System Revenue, 5.250%, 7/1/2025, Call 7/1/2021	110,000	109,805

City of Detroit Water Supply System Revenue, AGM:
5.000%, 7/1/2018, Call 7/1/2016	250,000	256,930
5.000%, 7/1/2019, Call 7/1/2016	50,000	51,241
5.000%, 7/1/2020, Call 7/1/2016	720,000	723,082
5.000%, 7/1/2020, Call 7/1/2016	50,000	50,214
5.000%, 7/1/2023, Call 7/1/2016	150,000	150,512
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,052,802
City of Detroit Water Supply System Revenue, NATL, 5.000%, 7/1/2021, Call 7/1/2015	1,530,000	1,533,182
City of Detroit Water Supply System Revenue, NATL-RE:
5.000%, 7/1/2016 (3)	725,000	730,322
5.000%, 7/1/2027, Call 7/1/2016	5,000,000	4,946,950
6.000%, 7/1/2014	300,000	301,218
City of Grand Rapids, 5.000%, 1/1/2034, Call 1/1/2023	735,000	806,905
City of Warren, NATL-RE, 4.200%, 10/1/2018, Call 10/1/2015	250,000	260,248
City of Wyandotte, NATL-RE, 4.500%, 10/1/2014 (7)	600,000	606,768
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	946,558
Ferndale Public Schools, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019, Call 5/1/2014	125,000	125,943
Grand Rapids & Kent County Joint Building Authority, 5.125%, 12/1/2014	415,000	430,272
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,810,087
5.250%, 5/1/2027, Call 5/1/2021	600,000	663,930
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,740,706
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,089,800
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	425,873
Jenison Public Schools:
5.000%, 5/1/2021	500,000	582,130
5.000%, 5/1/2022, Call 5/1/2021	560,000	640,926
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,048,050
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,057,670
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,165,430
5.000%, 5/1/2020	1,825,000	2,132,512
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,828,992
Michigan Finance Authority:
3.000%, 11/1/2015	2,000,000	2,063,160
5.000%, 6/1/2016	1,450,000	1,545,395
5.000%, 11/1/2020	2,000,000	2,257,640
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015	130,000	131,578
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017	375,000	419,681
Michigan State Building Authority, NATL-RE FGIC:
0.000%, 10/15/2021, Call 10/15/2016	1,500,000	1,109,160
0.000%, 10/15/2023, Call 10/15/2016	1,600,000	1,051,664
Plymouth-Canton Community School District, Q-SBLF:
4.000%, 5/1/2019	1,000,000	1,131,530
5.000%, 5/1/2021	450,000	532,008
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,986,450
5.000%, 5/1/2021	1,155,000	1,344,720
Rochester Community School District, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2014	225,000	226,733
State of Michigan, AGM, 5.250%, 9/15/2022, Call 9/15/2017	285,000	322,429
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,100,000	2,381,988
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2017	875,000	920,001
3.000%, 5/1/2018	855,000	901,161
3.000%, 5/1/2019	340,000	357,595
3.250%, 5/1/2020	160,000	167,176
Walled Lake Consolidated School District, Q-SBLF:
5.000%, 5/1/2040, Call 11/1/2023	825,000	867,529
5.000%, 5/1/2043, Call 11/1/2023	850,000	891,080
Warren Consolidated School District, FSA, 5.000%, 5/1/2015	650,000	685,523
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	548,410
5.250%, 5/1/2019, Call 5/1/2018	400,000	457,768
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	571,197
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,312,224

		57,457,315

Minnesota - 1.2%
City of Minneapolis, 6.375%, 11/15/2023, Call 11/15/2018	325,000	373,909
City of Minneapolis, AGC, 6.500%, 11/15/2038, Call 11/15/2018	1,070,000	1,212,738
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	483,261
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (3)	215,000	237,108
City of Northfield, 5.500%, 11/1/2015	900,000	944,991
City of Winona, 3.750%, 7/1/2021	170,000	173,048
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL:
3.450%, 6/1/2020	105,000	111,162
3.650%, 6/1/2021, Call 12/1/2020	70,000	69,301
Fairmont Independent School District No. 2752, School District Credit Program:
5.000%, 2/1/2020, Call 2/1/2019	150,000	172,895
5.000%, 2/1/2022, Call 2/1/2019	420,000	473,768
Mahtomedi Independent School District No. 832, School District Credit Program, 3.000%, 2/1/2016	250,000	262,963
Minneapolis & St. Paul Housing & Redevelopment Authority:
5.250%, 8/15/2025, Call 8/15/2020	275,000	302,379
6.000%, 12/1/2021, Call 3/19/2014	1,680,000	1,683,814
Minneapolis-St Paul Metropolitan Airports Commission, AMBAC, 5.000%, 1/1/2015	410,000	425,846
Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,552,152
Minnesota Higher Education Facilities Authority:
3.000%, 10/1/2014	400,000	406,100
4.000%, 10/1/2016	250,000	259,473
5.000%, 10/1/2017	250,000	275,003
5.000%, 10/1/2018	220,000	244,526
5.000%, 10/1/2019	400,000	450,156
Minnesota Housing Finance Agency:
3.900%, 7/1/2030, Call 1/1/2022	825,000	855,970
4.000%, 7/1/2040, Call 1/1/2022	1,330,000	1,398,109
5.000%, 7/1/2038, Call 7/1/2018	35,000	35,837
Minnesota Housing Finance Agency, GNMA/FNMA COLL, 5.000%, 1/1/2031, Call 7/1/2021	890,000	929,881
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 4.250%, 7/1/2028, Call 1/1/2020	350,000	370,913
Northern Municipal Power Agency, AGC, 5.000%, 1/1/2019, Call 1/1/2018	150,000	170,808
Pillager Independent School District No. 116, School District Credit Program, 4.000%, 2/1/2024, Call 2/1/2021	125,000	136,243
Southern Minnesota Municipal Power Agency, AMBAC, 5.250%, 1/1/2015	525,000	546,367

		14,558,721
Mississippi - 1.7%
County of Jackson, 0.030%, 6/1/2023, Call 4/1/2014 (3)	6,675,000	6,675,000
Mississippi Business Finance Corp., 1.490%, 12/1/2036, Call 3/3/2014 (3)	8,500,000	8,500,000
Mississippi Development Bank:
3.125%, 10/1/2023	200,000	192,048
5.000%, 10/1/2023	2,750,000	3,087,755
Mississippi Development Bank, AGM:
4.000%, 7/1/2014	750,000	758,017
5.000%, 7/1/2020, Call 7/1/2017	520,000	559,286
Mississippi Home Corp., GNMA/FNMA, 5.500%, 6/1/2036, Call 6/1/2015 (7)	165,000	169,333
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	445,000	479,848
Rankin County School District, FSA, 5.000%, 10/1/2014	730,000	749,469

		21,170,756
Missouri - 2.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,345,200
Cass County, 5.000%, 5/1/2015	880,000	900,715
City of Sikeston, NATL-RE, 6.000%, 6/1/2015	1,300,000	1,369,355
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	2,092,802
City of St. Louis, NATL-RE, 5.500%, 7/1/2016	280,000	311,315
County of Boone, 5.750%, 8/1/2028, Call 8/1/2018	500,000	559,180
Independence School District, State Aid Direct Deposit, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,266,980
Jackson County, AMBAC, 5.000%, 12/1/2018, Call 12/1/2016	1,000,000	1,092,140
Joplin Industrial Development Authority, 3.125%, 2/15/2016	885,000	897,956
Missouri Highway & Transportation Commission, 5.250%, 5/1/2021, Call 5/1/2017	500,000	569,695
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	690,000	729,999

Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	250,000	254,628
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	965,000	989,492
4.000%, 5/1/2027, Call 5/1/2021	925,000	945,776
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2017, Call 1/1/2016	500,000	531,985
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 1/1/2019	750,000	852,383
Missouri State Health & Educational Facilities Authority:
3.000%, 2/15/2015	1,785,000	1,810,168
3.500%, 2/15/2017	1,430,000	1,493,535
3.750%, 2/15/2018	950,000	997,984
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,055,520
Missouri State Health & Educational Facilities Authority, AGM, 5.000%, 11/15/2015	750,000	798,698
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	1,750,000	1,759,100

		26,624,606
Montana - 0.2%
County of Yellowstone, 5.250%, 9/1/2034, Call 9/1/2017	1,400,000	1,496,894
Montana State Board of Regents:
5.000%, 11/15/2022, Call 11/15/2021	200,000	233,878
5.000%, 11/15/2023, Call 11/15/2021	250,000	288,760
5.000%, 11/15/2024, Call 11/15/2021	375,000	431,456
5.000%, 11/15/2025, Call 11/15/2021	255,000	290,927

		2,741,915
Nebraska - 0.5%
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,068,590
Lincoln County Hospital Authority No. 1, 5.000%, 11/1/2032, Call 11/1/2021	2,000,000	2,087,740
Nebraska Public Power District:
5.000%, 1/1/2025, Call 1/1/2018	750,000	838,537
5.000%, 1/1/2026, Call 1/1/2018	750,000	835,598
5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,086,840

		5,917,305
Nevada - 3.0%
City of North Las Vegas, NATL-RE, 5.000%, 10/1/2014	750,000	764,287
City of Reno, AGM, 6.000%, 6/1/2028, Call 6/1/2018	200,000	215,116
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,770,832
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,395,166
County of Clark, AGM, 5.000%, 7/1/2024, Call 7/1/2019	275,000	313,022
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	444,419
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,139,363
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,091,280
Las Vegas Valley Water District:
0.100%, 6/1/2036, Call 3/3/2014 (3)	16,500,000	16,500,000
5.000%, 6/1/2028, Call 6/1/2022	3,000,000	3,374,340
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	3,049,912
Nevada Housing Division, GNMA/FNMA/FHLMC:
4.400%, 4/1/2029, Call 10/1/2021	1,920,000	2,018,362
4.500%, 10/1/2039, Call 4/1/2019	385,000	394,517
Reno-Sparks Indian Colony, 4.250%, 6/1/2014	515,000	519,125

		36,989,741
New Hampshire - 1.0%
New Hampshire Business Finance Authority, 0.280%, 10/1/2040, Call 3/3/2014 (3)	5,000,000	5,000,000
New Hampshire Health & Education Facilities Authority, 0.240%, 10/1/2030, Call 3/3/2014 (3)	3,130,000	3,130,000
New Hampshire Housing Finance Authority:
4.500%, 1/1/2029, Call 7/1/2020	1,195,000	1,242,393
4.800%, 7/1/2028, Call 1/1/2022	1,880,000	2,018,199
6.000%, 7/1/2038, Call 1/1/2018 (7)	390,000	401,392

		11,791,984
New Jersey - 3.3%
City of Atlantic City, NATL-RE, 5.000%, 8/15/2014	350,000	356,286
City of Passaic:
3.000%, 5/1/2015	400,000	408,884
4.000%, 5/1/2017	280,000	300,863

JPMorgan Chase Putters/Drivers Trust, 0.210%, 6/1/2021 (3) (5) (6)	8,370,000	8,370,000
New Jersey Economic Development Authority:
0.330%, 11/1/2031, Call 3/3/2014 (3)	890,000	890,000
1.240%, 5/1/2036, Call 3/3/2014 (3)	3,305,000	3,305,000
1.630%, 3/1/2028, Call 3/1/2023 (3)	6,150,000	6,118,266
1.730%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,054,150
5.000%, 6/15/2019	3,000,000	3,445,320
5.000%, 6/15/2020	1,500,000	1,707,225
New Jersey Educational Facilities Authority, 5.000%, 7/1/2017	500,000	544,600
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2014	2,000,000	2,029,780
New Jersey Higher Education Student Assistance Authority:
3.250%, 12/1/2027, Call 12/1/2022 (7)	2,500,000	2,455,000
5.500%, 12/1/2025, Call 12/1/2021 (7)	3,130,000	3,317,706
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	860,000	909,820
New Jersey Transportation Trust Fund Authority:
5.000%, 6/15/2022	500,000	584,775
5.250%, 12/15/2023, Call 12/15/2018	1,310,000	1,459,366
New Jersey Transportation Trust Fund Authority, AMBAC, 0.000%, 12/15/2026	1,555,000	887,236
New Jersey Transportation Trust Fund Authority, BHAC:
0.000%, 12/15/2024	100,000	67,004
0.000%, 12/15/2028	100,000	54,894
New Jersey Transportation Trust Fund Authority, NATL-RE, 0.000%, 12/15/2027	230,000	123,246

		40,389,421
New Mexico - 1.2%
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	683,486
New Mexico Finance Authority:
5.000%, 6/1/2024, Call 6/1/2018	375,000	419,843
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,653,636
5.700%, 6/1/2026, Call 6/1/2018	465,000	525,673
5.800%, 6/1/2027, Call 6/1/2018	825,000	935,600
5.875%, 6/1/2028, Call 6/1/2018	250,000	283,618
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,102,580
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	1,403,006	1,341,512
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.200%, 7/1/2028, Call 1/1/2017 (7)	510,000	528,584
5.650%, 9/1/2039, Call 3/1/2019	770,000	823,122
6.000%, 9/1/2039, Call 3/1/2019	1,010,000	1,022,443
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	1,085,000	1,161,113
5.350%, 3/1/2030, Call 9/1/2020	2,540,000	2,766,187

		14,247,397
New York - 3.0%
Binghamton City School District, State Aid Withholding, 3.000%, 10/15/2017	890,000	950,351
Byron-Bergen Central School District, AGM State Aid Withholding, 3.000%, 6/15/2018	1,215,000	1,291,788
City of New York, AGM, 0.450%, 8/1/2026, Call 3/6/2014 (3) (14)	275,000	275,000
County of Monroe, MBIA, 6.000%, 3/1/2015	225,000	237,076
County of Rockland, 2.250%, 3/14/2014	3,000,000	3,001,380
Housing Development Corp., GNMA COLL FHA, 5.250%, 5/1/2030, Call 5/1/2014	1,595,000	1,603,118
Long Island Power Authority, BHAC, 5.000%, 12/1/2021, Call 12/1/2016	600,000	648,060
New York City Industrial Development Agency, ACA, 4.400%, 11/1/2016	675,000	743,222
New York City Municipal Water Finance Authority:
0.270%, 6/15/2032, Call 3/17/2014 (3)	8,000,000	8,000,000
0.280%, 6/15/2033, Call 3/17/2014 (3)	4,500,000	4,500,000
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	425,000	465,371
New York Liberty Development Corp., 5.000%, 10/1/2015	350,000	369,467
New York Mortgage Agency, 5.000%, 10/1/2019	500,000	580,430
New York State Dormitory Authority, 5.000%, 3/15/2028, Call 3/15/2019	625,000	698,075
Rensselaer County Industrial Development Agency, 0.230%, 10/30/2035, Call 4/1/2014 (3)	7,785,000	7,785,000
State of New York, NATL-RE FGIC:
0.075%, 2/15/2022, Call 3/6/2014 (3) (14)	245,000	229,076
0.075%, 2/13/2032, Call 3/6/2014 (3) (14)	2,630,000	2,458,695
Suffolk County Judicial Facilities Agency:
4.000%, 11/1/2014	400,000	407,952
5.000%, 11/1/2015	1,000,000	1,063,110

Upper Mohawk Valley Regional Water Finance Authority:
4.000%, 4/1/2020	295,000	327,326
4.000%, 4/1/2021	360,000	395,536

		36,030,033
North Carolina - 1.9%
Charlotte-Mecklenburg Hospital Authority:
0.030%, 1/15/2026, Call 3/3/2014 (3)	2,800,000	2,800,000
5.000%, 1/15/2021, Call 1/15/2017	850,000	926,747
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	620,281
5.000%, 10/1/2022, Call 10/1/2021	500,000	586,115
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,156,540
5.000%, 10/1/2024, Call 10/1/2021	835,000	957,703
5.000%, 10/1/2026, Call 10/1/2021	440,000	495,396
County of Chatham, County Guarantee:
5.000%, 12/1/2022	200,000	241,116
5.000%, 12/1/2023	200,000	241,630
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	276,003
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,601,905
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,882,966
North Carolina Capital Facilities Finance Agency:
2.000%, 5/1/2014	440,000	440,361
2.000%, 5/1/2015	260,000	261,183
North Carolina Eastern Municipal Power Agency:
4.200%, 1/1/2019	1,710,000	1,898,716
6.000%, 1/1/2022	300,000	365,124
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	430,000	471,581
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	930,000	986,033
North Carolina Medical Care Commission:
3.000%, 10/1/2014	700,000	708,932
4.000%, 6/1/2020	470,000	506,251
5.000%, 6/1/2027, Call 6/1/2022	500,000	535,495
North Carolina Municipal Power Agency No. 1, 5.000%, 1/1/2030, Call 1/1/2019	400,000	432,848
Orange County Public Facilities:
4.000%, 10/1/2019	1,000,000	1,125,170
5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,300,607
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,555,000	1,651,223

		22,469,926
North Dakota - 2.3%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	644,061
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,509,758
4.500%, 5/1/2033, Call 5/1/2021	2,000,000	1,967,100
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,401,661
City of Grand Forks:
4.000%, 12/1/2019	535,000	569,968
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,010,790
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	174,418
City of Williston, 2.500%, 11/1/2015, Call 11/1/2014	1,150,000	1,155,129
North Dakota Housing Finance Agency, 4.125%, 1/1/2026, Call 1/1/2021	980,000	1,012,036
North Dakota Public Finance Authority:
4.000%, 6/1/2022	2,345,000	2,568,760
4.000%, 6/1/2023	2,440,000	2,656,086
4.000%, 6/1/2024, Call 6/1/2023	2,440,000	2,643,716
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,228,150
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	1,690,000	1,744,486
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,455,000	1,609,099
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,681,954
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,777,986

		28,355,158
Ohio - 2.7%
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	430,460
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,587,566
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,312,253

City of Cleveland, AGC, 5.000%, 10/1/2017	425,000	482,422
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	1,000,000	1,049,410
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,033,270
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,033,220
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024 (4)	400,000	277,032
0.000%, 12/1/2025 (4)	600,000	396,054
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,162,480
County of Franklin, 5.000%, 11/1/2023, Call 11/1/2019	300,000	327,885
County of Hamilton, AGM, 4.000%, 6/1/2014	685,000	691,131
County of Lorain, AMBAC:
0.318%, 10/1/2030 (3) (14)	500,000	467,617
0.324%, 10/1/2030 (3) (14)	2,450,000	2,260,159
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	600,000	681,882
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,339,758
Liberty Local School District, AGM:
2.500%, 12/1/2016	555,000	564,135
3.500%, 12/1/2017	295,000	309,552
4.500%, 12/1/2018	885,000	966,508
New Albany Community Authority:
4.000%, 10/1/2019	900,000	980,559
4.000%, 10/1/2020	590,000	636,634
5.000%, 10/1/2022	1,000,000	1,141,240
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,249,523
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,121,526
4.000%, 12/1/2021	795,000	842,740
4.000%, 12/1/2022	845,000	885,628
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,453,943
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,336,445
Reynoldsburg City School District, 0.240%, 9/1/2030 (3) (5) (6)	5,000,000	5,000,000
Richland County, AGC, 6.000%, 12/1/2028, Call 12/1/2018	250,000	278,792
State of Ohio, 4.000%, 1/15/2015	500,000	514,270

		32,814,094
Oklahoma - 1.0%
Cleveland County Independent School District No. 2 Moore, 1.500%, 5/1/2015	2,915,000	2,957,355
Cleveland County Justice Authority, 5.750%, 3/1/2029, Call 3/1/2015	385,000	396,666
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,291,360
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/1/2017	2,900,000	2,820,917
4.000%, 9/1/2018	415,000	453,076
4.000%, 9/1/2019	740,000	810,115
4.000%, 9/1/2020	700,000	756,861
4.000%, 9/1/2021	805,000	864,224
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	465,000	497,499
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	90,000	94,677

		11,942,750
Oregon - 1.1%
Astoria Hospital Facilities Authority:
3.000%, 8/1/2014	735,000	738,712
3.000%, 8/1/2015	760,000	766,255
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,099,390
City of Tigard, 5.000%, 8/1/2029, Call 8/1/2022	690,000	771,710
City of Woodburn:
0.000%, 3/1/2020	1,380,000	1,160,055
0.000%, 3/1/2021	1,215,000	978,610
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Guarantee, 0.000%, 6/15/2023	2,000,000	1,504,800
Clackamas County School District No. 115, NATL-RE, 0.000%, 6/15/2027, Call 6/15/2016	350,000	201,040
County of Gilliam, 2.000%, 9/2/2014 (3)	1,000,000	1,008,400
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	282,240
5.000%, 9/1/2022	505,000	565,726

Oregon State Facilities Authority, 4.125%, 11/15/2032, Call 5/15/2024 (4)	500,000	491,980
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,349,560
State of Oregon Housing & Community Services Department, 4.750%, 7/1/2036, Call 7/1/2016 (7)	680,000	683,815

		13,602,293
Pennsylvania - 1.6%
Allegheny County Hospital Development Authority, 5.375%, 8/15/2029, Call 8/15/2019	215,000	236,162
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	531,645
City of Philadelphia, AGC, 5.250%, 8/1/2019, Call 8/1/2014	400,000	405,656
City of Pittsburgh:
4.000%, 9/1/2016	415,000	448,731
4.000%, 9/1/2021	750,000	814,650
City of Pittsburgh, AGM, 5.250%, 9/1/2018, Call 9/1/2016	250,000	275,533
Kiski Area School District, AGM State Aid Withholding, 4.000%, 3/1/2021	1,450,000	1,591,607
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	379,897
5.000%, 5/1/2022	430,000	447,497
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	604,140
Montgomery County Industrial Development Authority:
5.000%, 11/15/2016	1,500,000	1,641,435
6.250%, 11/15/2029, Call 11/15/2019	715,000	798,076
Pennsylvania Economic Development Financing Authority:
1.750%, 12/1/2015 (3)	1,400,000	1,431,486
5.000%, 1/1/2023, Call 1/1/2016	3,200,000	3,448,064
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	489,408
0.000%, 1/1/2021	600,000	458,550
5.000%, 1/1/2022	305,000	343,387
Pennsylvania Turnpike Commission:
0.000%, 12/1/2034, Call 12/1/2020 (13)	365,000	356,835
4.000%, 12/1/2023, Call 12/1/2019	200,000	206,834
5.000%, 6/1/2021, Call 6/1/2019	715,000	807,106
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,097,704
St. Mary Hospital Authority:
5.000%, 11/15/2017, Call 11/15/2014	1,025,000	1,052,921
5.250%, 11/15/2016, Call 11/15/2014	250,000	257,650
State Public School Building Authority, AGM, 3.000%, 10/15/2015	500,000	516,020
Tioga County Industrial Development Authority, 3.000%, 3/1/2014	1,000,000	1,000,000

		19,640,994
Puerto Rico - 0.6%
Commonwealth of Puerto Rico, AGC, 5.000%, 7/1/2015	210,000	211,884
Commonwealth of Puerto Rico, NATL-RE, 5.500%, 7/1/2015	1,940,000	1,933,734
Puerto Rico Industrial Tourist Educational Medical & Environment Control Facilities Financing Authority:
5.000%, 4/1/2016	1,255,000	1,229,636
5.000%, 7/1/2021	125,000	122,591
6.000%, 7/1/2033, Call 7/1/2021	305,000	283,888
6.250%, 7/1/2026, Call 7/1/2016	225,000	226,904
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2014	300,000	299,184
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	312,713
Puerto Rico Public Finance Corp., AMBAC, 5.125%, 6/1/2024	355,000	407,103
Puerto Rico Sales Tax Financing Corp., 5.250%, 8/1/2027, Call 8/1/2019	3,000,000	2,497,530

		7,525,167
Rhode Island - 0.8%
City of Woonsocket, AMBAC, 5.000%, 3/1/2014	500,000	500,000
Rhode Island Health & Educational Building Corp., 3.000%, 9/1/2014	1,250,000	1,258,363
Rhode Island Housing & Mortgage Finance Corp., 4.000%, 10/1/2040, Call 10/1/2021	1,560,000	1,645,550
Rhode Island Student Loan Authority:
3.250%, 12/1/2022, Call 12/1/2020 (7)	2,490,000	2,332,856
3.375%, 12/1/2023, Call 12/1/2020 (7)	1,500,000	1,380,990
3.950%, 12/1/2017	250,000	270,005
4.200%, 12/1/2018, Call 12/1/2017	600,000	639,270
4.250%, 12/1/2020, Call 12/1/2017	500,000	518,520
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,034,000

		9,579,554

South Carolina - 1.7%
City of Rock Hill, 5.000%, 4/1/2033, Call 4/1/2023	2,525,000	2,674,051
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	836,609
5.250%, 1/1/2028, Call 1/1/2022	475,000	538,028
County of Dorchester:
5.000%, 10/1/2022	480,000	565,982
5.000%, 10/1/2026, Call 10/1/2022	400,000	452,636
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,191,580
5.000%, 11/1/2030, Call 11/1/2020	500,000	538,320
Laurens County Water & Sewer Commission:
5.000%, 3/1/2029, Call 3/1/2017	415,000	446,934
5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,057,650
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	625,000	634,669
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	489,910
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,125,600
Scago Educational Facilities Corp. for Pickens School District, AGM, 5.000%, 12/1/2020, Call 12/1/2016	300,000	328,404
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,893,909
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	265,000	286,330
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (7)	870,000	920,991
South Carolina State Public Service Authority, 5.500%, 1/1/2038, Call 1/1/2019	1,000,000	1,092,620
South Carolina Transportation Infrastructure Bank, AMBAC, 5.250%, 10/1/2020	250,000	299,463
Spartanburg Sanitation Sewer District:
5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,656,405
5.000%, 3/1/2031, Call 3/1/2023	1,250,000	1,371,287
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	959,508
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2015	250,000	258,375

		20,619,261
South Dakota - 0.8%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	242,138
6.750%, 12/1/2031, Call 12/1/2019	500,000	545,480
7.000%, 12/1/2035, Call 12/1/2019	750,000	823,178
South Dakota Health & Educational Facilities Authority:
4.500%, 9/1/2018	500,000	531,495
4.500%, 9/1/2020	900,000	953,442
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,135,793
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,044,527
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,093,490
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,034,517
South Dakota Housing Development Authority:
3.750%, 5/1/2018	500,000	534,300
4.600%, 11/1/2022, Call 5/1/2014 (7)	1,495,000	1,499,515

		9,437,875
Tennessee - 1.0%
Franklin Public Building Authority, 0.300%, 6/1/2037, Call 3/3/2014 (3)	3,000,000	3,000,000
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	435,000	493,547
Tennessee Energy Acquisition Corp.:
5.250%, 9/1/2021	3,805,000	4,248,282
5.250%, 9/1/2022	250,000	279,165
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	930,000	952,850
4.125%, 1/1/2025, Call 1/1/2021	935,000	980,572
4.500%, 7/1/2028, Call 1/1/2020	620,000	650,417
4.750%, 7/1/2027, Call 1/1/2017 (7)	195,000	197,816
5.000%, 7/1/2023, Call 7/1/2017 (7)	390,000	409,301
5.000%, 1/1/2027, Call 7/1/2019	670,000	701,986

		11,913,936

Texas - 6.9%
Brazos River Authority, FGIC:
4.250%, 3/1/2014 (3)	1,160,000	1,171,600
4.250%, 12/1/2017, Call 6/1/2014 (3)	365,000	367,489
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,091,960
5.250%, 4/1/2021, Call 4/1/2020	400,000	436,384
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	580,450
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	410,000	424,682
City of Galveston:
4.250%, 5/1/2014	290,000	291,792
4.625%, 2/1/2024, Call 2/1/2021	1,255,000	1,286,639
City of Houston, 5.000%, 9/1/2033, Call 4/3/2014	2,855,000	2,860,225
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	339,320
City of Houston, XLCA, 0.309%, 7/1/2032 (3) (7) (14)	475,000	434,101
City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	613,356
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,249,312
Coastal Bend Health Facilities Development Corp., AGM, 0.350%, 7/1/2031, Call 3/6/2014 (3) (14)	175,000	175,000
Corpus Christi Busines & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,155,390
County of Bowie, AGM:
4.000%, 8/1/2021, Call 8/1/2016	1,275,000	1,348,159
4.000%, 8/1/2024, Call 8/1/2016	1,315,000	1,383,433
County of El Paso, 5.000%, 2/15/2026, Call 2/15/2017	1,000,000	1,071,120
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,484,680
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	740,853
Dallas County Utility & Reclamation District, AMBAC, 5.100%, 2/15/2020, Call 2/15/2017	350,000	375,466
Dallas/Fort Worth International Airport:
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,352,700
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,127,460
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,310,052
Denton Independent School District, PSF, 0.310%, 8/15/2022, Call 8/15/2016 (3) (5) (6)	3,450,000	3,450,000
Denver City Independent School District, PSF, 5.000%, 2/15/2032, Call 8/15/2016	1,000,000	1,076,680
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	2,093,497
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	732,198
Grand Parkway Transportation Corp.:
0.000%, 10/1/2030, Call 10/1/2028 (13)	1,000,000	663,560
0.000%, 10/1/2032, Call 10/1/2028 (13)	375,000	244,054
Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,552,322
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,620,057
Harris County Cultural Education Facilities Finance Corp.:
0.780%, 6/1/2020 (3)	2,000,000	1,985,000
0.860%, 6/1/2021 (3)	2,400,000	2,376,480
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,723,491
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	5,877,894
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	570,823
La Vernia Higher Education Finance Corp.:
4.375%, 8/15/2015	200,000	203,770
4.750%, 8/15/2016	180,000	183,953
5.000%, 8/15/2017	150,000	156,101
5.000%, 8/15/2018	150,000	157,295
Little Elm Independent School District, PSF, 5.000%, 8/15/2020, Call 8/15/2016	1,145,000	1,269,141
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	550,000	625,597
Midland Independent School District, PSF:
5.000%, 2/15/2031, Call 2/15/2016	1,405,000	1,493,852
5.000%, 2/15/2032, Call 2/15/2016	1,050,000	1,114,323
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	520,527
3.000%, 5/15/2019	510,000	532,465
North Texas Tollway Authority:
5.750%, 1/1/2038, Call 1/1/2018	575,000	606,130
6.125%, 1/1/2031, Call 1/1/2016	400,000	422,060

North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,871,056
Port of Port Arthur Navigation District, 0.280%, 12/1/2039, Call 3/3/2014 (3)	13,500,000	13,500,000
Red River Authority, NATL-RE, 4.450%, 6/1/2020	150,000	159,040
Sabine River Authority, MBIA, 4.950%, 3/1/2018	345,000	371,727
San Antonio Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	527,295
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,198,340
Texas Public Finance Authority, 5.000%, 7/1/2019, Call 7/1/2014	1,600,000	1,624,096
Texas State Turnpike Authority, AMBAC, 0.000%, 8/15/2031, Call 4/3/2014	1,000,000	354,130
University of Houston, AMBAC, 5.000%, 2/15/2022, Call 2/15/2015	285,000	295,357
Upper Trinity Regional Water District, AGM:
4.000%, 8/1/2020	200,000	216,420
4.000%, 8/1/2021	170,000	181,910

		83,222,264
Utah - 1.3%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	966,510
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,130,380
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	356,174
City of Eagle Mountain City, AGM, 2.000%, 6/1/2014	565,000	566,514
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,593,065
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,336,706
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,430,136
Utah Housing Corp.:
5.250%, 7/1/2028, Call 1/1/2017 (7)	515,000	526,495
5.800%, 7/1/2028, Call 1/1/2017 (7)	1,140,000	1,174,154
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,083,530
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,439,386
Utah State Board of Regents:
5.000%, 8/1/2031, Call 8/1/2020	1,455,000	1,755,021
5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,088,854

		15,446,925
Vermont - 0.2%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	2,000,000	2,140,180
Virginia - 0.8%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	550,000	572,902
Roanoke Economic Development Authority, 0.050%, 7/1/2036, Call 4/1/2014 (3)	5,000,000	5,000,000
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	840,047
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,971,672
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,103,450

		9,488,071
Washington - 1.1%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	145,442
Grays Harbor County Public Utility District No. 1, AGM, 5.250%, 7/1/2019, Call 7/1/2015	425,000	453,207
King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	460,000	491,818
5.500%, 12/1/2028, Call 12/1/2018	500,000	529,615
King County Public Hospital District No. 4, 7.250%, 12/1/2038, Call 12/1/2014	150,000	150,767
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,159,946
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,163,106
Snohomish County Public Utility District No. 1, 5.000%, 12/1/2021, Call 6/1/2020	1,000,000	1,158,570
State of Washington:
4.000%, 7/1/2018	1,495,000	1,684,237
4.100%, 7/1/2022, Call 1/1/2019	440,000	466,435
Washington Health Care Facilities Authority:
0.000%, 12/1/2017 (5) (6)	740,000	664,231
5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,129,870
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL:
3.050%, 6/1/2022 (7)	750,000	749,977
3.050%, 12/1/2022 (7)	200,000	199,994
3.150%, 6/1/2023, Call 12/1/2022 (7)	330,000	330,241
3.150%, 12/1/2023, Call 12/1/2022 (7)	150,000	150,110

3.300%, 6/1/2024, Call 12/1/2022 (7)	20,000	20,075
3.450%, 6/1/2025, Call 12/1/2022 (7)	845,000	851,963
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	588,640
5.000%, 12/1/2022	510,000	570,399

		13,658,643
West Virginia - 0.6%
City of Princeton:
4.000%, 5/1/2016	715,000	737,201
5.000%, 5/1/2017	875,000	951,781
West Virginia Economic Development Authority, 5.375%, 12/1/2038, Call 12/1/2020 (3)	3,040,000	3,187,531
West Virginia Hospital Finance Authority, AMBAC, 5.000%, 6/1/2019, Call 6/1/2016	1,565,000	1,669,386
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	644,124

		7,190,023
Wisconsin - 2.9%
Central Brown County Water Authority, AMBAC, 5.000%, 12/1/2023, Call 12/1/2015	515,000	547,280
County of Milwaukee, 5.000%, 12/1/2020, Call 12/1/2019	100,000	114,204
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	527,140
Northern Ozaukee School District, AGM, 3.350%, 3/1/2015, Call 4/3/2014	405,000	405,705
State of Wisconsin:
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,314,400
5.750%, 5/1/2029, Call 5/1/2019	1,090,000	1,268,346
6.000%, 5/1/2033, Call 5/1/2019	1,415,000	1,604,737
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,213,553
Wisconsin Center District, AGM:
5.250%, 12/15/2023	205,000	232,638
5.250%, 12/15/2027	1,570,000	1,754,726
Wisconsin Health & Educational Facilities Authority:
3.750%, 10/1/2017	255,000	276,736
4.200%, 8/15/2018	1,000,000	1,105,670
4.750%, 10/15/2029, Call 10/15/2021	605,000	626,859
5.000%, 4/15/2016	1,000,000	1,073,750
5.000%, 8/15/2018	1,000,000	1,108,080
5.000%, 6/1/2019	2,860,000	3,273,928
5.000%, 6/1/2019	1,035,000	1,090,880
5.000%, 7/1/2019	990,000	1,132,758
5.000%, 8/15/2019	250,000	284,080
5.000%, 8/15/2019	955,000	1,065,503
5.000%, 8/15/2020	1,060,000	1,179,430
5.000%, 8/15/2021	1,160,000	1,286,777
5.000%, 8/15/2028, Call 8/15/2023	2,000,000	2,065,320
5.250%, 8/15/2018, Call 8/15/2016	500,000	536,465
5.250%, 4/1/2023, Call 4/1/2018	365,000	387,046
5.250%, 12/15/2029, Call 12/15/2019	30,000	32,462
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,835,551
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,620,000	3,801,579
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 5/1/2020 (7)	1,605,000	1,744,956

		34,890,559
Wyoming - 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,066,770
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	539,920

		1,606,690

Total Municipals (identified cost $1,166,956,985)		1,190,721,478
Mutual Funds - 0.6%
BlackRock Long-Term Municipal Advantage Trust, 6.890%	56,500	613,025
BlackRock Muni Intermediate Duration Fund, Inc. 5.820%	75,000	1,060,500
BlackRock Municipal Bond Trust, 6.680%	38,400	558,336
BlackRock Municipal Income Quality Trust, 6.790%	47,800	649,602
BlackRock Municipal Income Trust, 6.830%	47,000	618,520
BlackRock MuniHoldings Quality Fund, Inc., 6.430%	130,000	1,636,700
BlackRock MuniYield Quality Fund, Inc., 6.630%	70,000	1,015,000
Eaton Vance Municipal Income Term Trust, 5.430%	42,000	658,560

Total Mutual Funds (identified cost $6,670,871)		6,810,243
Short-Term Investments - 0.9%
Mutual Funds - 0.9%
BMO Tax-Free Money Market Fund, Class I, 0.011% (10)	11,406,089	11,406,089

Total Short-Term Investments (identified cost $11,406,089)		11,406,089

Total Investments - 99.7% (identified cost $1,185,033,945)		1,208,937,810
Other Assets and Liabilities - 0.3%		3,359,370

Total Net Assets - 100.0%		$1,212,297,180

(3)	Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2014.

(4)	Purchased on a when-issued or delayed delivery basis.

(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 28, 2014, these securities amounted to:

Fund	Amount	% of Total Net Assets
Intermediate Tax-Free Fund	$17,484,231	1.44%

(6)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of BMO Funds.

(7)	Securities that are subject to alternative minimum tax represent 2.46% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.

(10)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(13)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(14)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
April 22, 2014

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
April 22, 2014